                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Amendment No. 1 to

                                   FORM N-CSR

          Pursuant to Section 30 of the Investment Company Act of 1940

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10027

                          STATE FARM MUTUAL FUND TRUST
               (Exact name of registrant as specified in charter)

                              One State Farm Plaza
                           Bloomington, IL 61710-0001
               (Address of principal executive offices) (Zip code)

       Michael L. Tipsord                                 Alan Goldberg
      One State Farm Plaza                            Bell, Boyd & Lloyd LLC
Bloomington, Illinois 61710-0001                    Three First National Plaza
                                                 70 West Madison St., Suite 3100
                                                     Chicago, Illinois 60602

                   (Names and addresses of agents for service)

       Registrant's telephone number, including area code: 1-800-447-4930

                       Date of fiscal year end: 12/31/2004

                      Date of reporting period: 06/30/2004

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                                   June 30, 2004

[LOGO] Mutual Funds(R)

                                                    State Farm Mutual Fund Trust

                                                              Semi-Annual Report

Class A Shares/Class B Shares/Institutional Shares

State Farm Equity Fund

State Farm Small Cap Equity Fund

State Farm International Equity Fund

State Farm S&P 500 Index Fund

State Farm Small Cap Index Fund

State Farm International Index Fund

State Farm Equity and Bond Fund

State Farm Bond Fund

State Farm Tax Advantaged Bond Fund

State Farm Money Market Fund

State Farm LifePath(R) Income Fund

State Farm LifePath 2010(R) Fund

State Farm LifePath 2020(R) Fund

State Farm LifePath 2030(R) Fund

State Farm LifePath 2040(R) Fund

                                    [GRAPHIC]



                                Table of Contents

Message to Shareowners...................1   Master Investment Portfolio
                                              Schedule of Investments
Schedule of Investments                       S&P 500 Index Master Portfolio.........93
  State Farm Equity Fund.................3    Russell 2000 Index Master Portfolio...102
  State Farm Small Cap Equity Fund.......5    International Index Master Portfolio..126
  State Farm International Equity Fund...8    LifePath Retirement Master Portfolio..140
  State Farm Equity and Bond Fund.......12    LifePath 2010 Master Portfolio........141
  State Farm Bond Fund..................13    LifePath 2020 Master Portfolio........142
  State Farm Tax Advantaged Bond Fund...19    LifePath 2030 Master Portfolio........143
  State Farm Money Market Fund..........23    LifePath 2040 Master Portfolio........144
                                              Active Stock Master Portfolio.........145
Financial Statements                          CoreAlpha Bond Master Portfolio.......151
  Statements of Assets and Liabilities..24    Financial Statements
  Statements of Operations..............28    Statements of Assets and Liabilities..158
  Statements of Changes in Net Assets...30    Statements of Operations..............160
  Notes to Financial Statements.........36    Statements of Change in Net Assets....162
  Financial Highlights..................48    Notes to Financial Statements.........164

                       Service is only a phone call away

 Contact your local Registered State Farm Agent or call our Securities Products
                    Department toll free, at 1-800-447-4930.

        Fund prices are available to you 24 hours a day, 7 days a week.

  Investor Services Representatives are available 8 a.m. - 6 p.m. Central Time
                     Monday through Friday (except holidays)

                                 1-800-447-4930

                     Visit our website www.statefarm.com(R)

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, are available without charge upon request at 1-800-447-4930 and at http://www.sec.gov.

This report and material must be accompanied or preceded by a prospectus for the State Farm Mutual Fund Trust (the "Trust").

The Trust offers Class A, Class B, and Institutional shares for fifteen separate funds through two prospectuses, one for Class A and Class B shares and another for Institutional shares.

Distributor: State Farm VP Management Corp.

[LOGO] STATE FARM     MUTUAL
INSURANCE/R/   FUNDS/R/

[PHOTO]

Phillip G. Hawkins

Message to Shareowners of State Farm Mutual Fund Trust

Dear Shareowners,

We are pleased that you chose State Farm Mutual Fund Trust and we remain steadfast in our objective to offer products and services to help with your investment needs. Your registered State Farm agent is available to assist you in planning for your future.

This issuance of the State Farm Mutual Fund Trust Semi-Annual Report reflects the six-month period ending June 30, 2004 for the fifteen Funds listed on the outside cover.

All three share classes (Class A, Class B, and Institutional Class shares) available for investment in the Funds are noted within the report. Institutional Class shares are offered primarily to fund certain tax-qualified accounts of a limited group of purchasers.

Look for a discussion of factors that impacted the performance of the Funds during 2004 in the next State Farm Mutual Fund Trust Annual Report.

Thank you for investing with us. State Farm Mutual Funds(R) and your registered State Farm agent look forward to servicing you as you plan for your financial future.

                                         Sincerely,

                                         /s/

                                         Phillip G. Hawkins
                                         Vice President
                                         State Farm VP Management Corp. and
                                         State Farm Mutual Fund Trust

                                      1

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                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                    STATE FARM MUTUAL FUND TRUST EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2004
                                   (Unaudited)

                                                            Shares      Value
                                                           -------   -----------
Common Stocks (94.9%)

Agriculture, Foods, & Beverage (10.8%)
Archer-Daniels-Midland Co.                                 215,650   $ 3,618,607
Campbell Soup Co.                                           31,300       841,344
Hershey Foods Corp.                                         22,600     1,045,702
Kellogg Co.                                                 55,600     2,326,860
McCormick & Co. Inc.                                        57,700     1,961,800
Nestle SA ADR                                               59,400     3,960,317
Pepsico Inc.                                                73,900     3,981,732
Sara Lee Corp.                                              45,400     1,043,746
Sysco Corp.                                                 63,900     2,292,093
The Coca-Cola Co.                                           83,600     4,220,128
                                                                     -----------
                                                                      25,292,329
                                                                     -----------
Banks (7.8%)
Bank of America Corp.                                       22,000     1,861,640
Bank of New York Inc.                                        1,800        53,064
Fifth Third Bancorp                                         25,800     1,387,524
M&T Bank Corp.                                              20,100     1,754,730
Northern Trust Corp.                                        27,900     1,179,612
Popular Inc. ADR                                            29,300     1,253,161
SouthTrust Corp.                                            58,800     2,282,028
SunTrust Banks Inc.                                         39,200     2,547,608
Wells Fargo & Co.                                          103,400     5,917,582
                                                                     -----------
                                                                      18,236,949
                                                                     -----------
Chemicals (3.0%)
Air Products & Chemicals Inc.                               51,100     2,680,195
EI du Pont de Nemours and Co.                               19,500       866,190
Sigma-Aldrich Corp.                                         44,700     2,664,567
The Dow Chemical Co.                                        23,100       940,170
                                                                     -----------
                                                                       7,151,122
                                                                     -----------
Computer Software & Services (5.5%)
Automatic Data Processing Inc.                              53,800     2,253,144
Check Point Software Technologies Ltd. (a)                  10,950       295,540
Electronic Data Systems Corp.                                9,700       185,755
Intuit Inc. (a)                                              7,500       289,350
Microsoft Corp.                                            286,600     8,185,296
SAP AG                                                      10,500     1,750,394
                                                                     -----------
                                                                      12,959,479
                                                                     -----------
Computers (4.2%)
Hewlett-Packard Co.                                        248,200     5,237,020
International Business Machines Corp.                       51,200     4,513,280
                                                                     -----------
                                                                       9,750,300
                                                                     -----------
Consumer & Marketing (4.4%)
Colgate-Palmolive Co.                                       39,500     2,308,775
The Gillette Co.                                            61,200     2,594,880
The Procter & Gamble Co.                                    76,800     4,180,992
Unilever NV ADR                                             18,300   $ 1,253,733
                                                                     -----------
                                                                      10,338,380
                                                                     -----------
Electronic/Electrical Mfg. (8.4%)
Agilent Technologies Inc. (a)                               27,400       802,272
Applied Materials Inc. (a)                                  92,000     1,805,040
Emerson Electric Co.                                        20,200     1,283,710
General Electric Co.                                       266,400     8,631,360
Intel Corp.                                                191,100     5,274,360
KLA Tencor Corp. (a)                                         8,400       414,792
Linear Technology Corp.                                     33,600     1,326,192
Texas Instruments Inc.                                      11,800       285,324
                                                                     -----------
                                                                      19,823,050
                                                                     -----------
Financial Services (4.4%)
American Express Co.                                         9,500       488,110
Citigroup Inc.                                             121,800     5,663,700
First Data Corp.                                             8,200       365,064
MBNA Corp.                                                  82,000     2,114,780
Wachovia Corp.                                              36,800     1,637,600
                                                                     -----------
                                                                      10,269,254
                                                                     -----------
Health Care (13.5%)
Abbott Laboratories                                         66,300     2,702,388
Allergan Inc.                                               11,200     1,002,624
Amgen Inc. (a)                                              11,500       627,555
Baxter International Inc.                                   26,500       914,515
Beckman Coulter Inc.                                         2,000       122,000
Biomet Inc.                                                 23,550     1,046,562
Bristol-Myers Squibb Co.                                     8,200       200,900
Eli Lilly & Co.                                             51,400     3,593,374
GlaxoSmithKline PLC ADR                                      3,300       136,818
Johnson & Johnson                                          131,800     7,341,260
Medtronic Inc.                                              19,800       964,656
Merck & Co. Inc.                                            73,600     3,496,000
Novartis AG-ADR                                             14,900       663,050
Pfizer Inc.                                                215,280     7,379,798
Teva Pharmaceutical Industries Ltd.                         15,600     1,049,724
Wyeth                                                        9,600       347,136
                                                                     -----------
                                                                      31,588,360
                                                                     -----------
Machinery & Manufacturing (4.8%)
3M Co.                                                      39,000     3,510,390
AptarGroup Inc.                                             30,000     1,310,700
Caterpillar Inc.                                            44,500     3,535,080
Illinois Tool Works Inc.                                    29,400     2,819,166
                                                                     -----------
                                                                      11,175,336
                                                                     -----------
Media & Broadcasting (3.1%)
Lee Enterprises Inc. Class B (b)                             3,800       182,438
Reuters Group PLC ADR                                       16,400       668,136

                 See accompanying notes to financial statements.

                    STATE FARM MUTUAL FUND TRUST EQUITY FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                        Shares        Value
                                                      ----------   ------------
Common Stocks (Cont.)

Media & Broadcasting (Cont.)
The Walt Disney Co.                                      127,200   $  3,242,328
Viacom Inc. Class B                                       91,100      3,254,092
                                                                   ------------
                                                                      7,346,994
                                                                   ------------
Mining & Metals (2.6%)
BHP Billiton Plc                                         197,010      1,714,853
Newmont Mining Corp. Holding Co.                           9,600        372,096
Nucor Corp.                                               23,200      1,780,832
Rio Tinto PLC ADR                                         22,700      2,225,735
                                                                   ------------
                                                                      6,093,516
                                                                   ------------
Oil & Gas (12.7%)
Anadarko Petroleum Corp.                                  25,800      1,511,880
Baker Hughes Inc.                                         12,600        474,390
BG Group PLC                                             297,800      1,840,521
BP Amoco PLC ADR                                         100,400      5,378,428
Chevron Texaco Corp.                                      49,500      4,658,445
Devon Energy Corp.                                        18,400      1,214,400
Exxon Mobil Corp.                                        187,100      8,309,111
Murphy Oil Corp.                                           3,000        221,100
Royal Dutch Petroleum Co. ADR                             65,700      3,394,719
Tidewater Inc.                                            16,500        491,700
Western Gas Resources Inc.                                68,800      2,234,624
                                                                   ------------
                                                                     29,729,318
                                                                   ------------
Retailers (3.5%)
Home Depot Inc.                                           19,200        675,840
Wal-Mart Stores Inc.                                     127,500      6,726,900
Walgreen Co.                                              22,500        814,725
                                                                   ------------
                                                                      8,217,465
                                                                   ------------
Telecom & Telecom Equipment (5.5%)
ADC Telecommunications Inc. (a)                           56,100        159,324
BellSouth Corp.                                           45,300      1,187,766
Cisco Systems Inc. (a)                                   140,700      3,334,590
Corning Inc. (a)                                          37,500        489,750
Lattice Semiconductor Corp. (a)                            3,900         27,339
Motorola Inc.                                             87,400      1,595,050
Nokia Corp. ADR                                          100,800      1,465,632
SBC Communications Inc.                                   97,000      2,352,250
Verizon Communications                                    25,700        930,083
Vodafone Group PLC ADR                                    59,010      1,304,121
                                                                   ------------
                                                                     12,845,905
                                                                   ------------
Utilities & Energy (0.7%)
Duke Energy Corp.                                         87,500      1,775,375
                                                                   ------------
Total Common Stocks
(cost $205,875,775)                                                 222,593,132
                                                                   ------------

                                                       Shares or
                                                       principal
                                                        amount         Value
                                                      ----------   ------------
Short-term Investments (5.2%)
Citicorp,
   1.320%, 07/01/2004                                 $5,000,000   $  5,000,000
JP Morgan Vista Treasury Plus Money
   Market Fund                                         7,157,970      7,157,970
                                                                   ------------
Total Short-term Investments
(cost $12,157,970)                                                   12,157,970
                                                                   ------------
TOTAL INVESTMENTS (100.1%)
(cost $218,033,745)                                                 234,751,102

LIABILITIES, NET OF OTHER ASSETS (-0.1%)                               (268,362)
                                                                   ------------
NET ASSETS (100.0%)                                                $234,482,740
                                                                   ============

(a)  Non-income producing security.
(b) Illiquid due to sales restrictions on Class B shares. At June 30, 2004, the value of this security amounted to $182,438 or 0.08% of net assets.

ADR - American Depository Receipt

                 See accompanying notes to financial statements.

               STATE FARM MUTUAL FUND TRUST SMALL CAP EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2004
                                   (Unaudited)

                                                            Shares      Value
                                                           -------   -----------
Common Stocks (96.5%)

Consumer Discretionary (19.5%)
ADVO Inc.                                                   35,200   $ 1,158,784
Alloy Inc. (a)                                              46,200       284,130
Arbitron Inc. (a)                                           34,500     1,259,940
Beazer Homes USA Inc.                                       12,700     1,273,937
Blue Nile Inc. (a)                                           4,400       165,484
Boise Cascade Corp.                                         13,671       514,576
Borders Group Inc.                                           9,300       217,992
Borg Warner Inc.                                             4,600       201,342
California Pizza Kitchen Inc. (a)                           59,200     1,134,272
Christopher & Banks Corp.                                   28,000       495,880
Cox Radio Inc. (a)                                           7,000       121,660
Emmis Communications Corp. (a)                              10,000       209,800
Entercom Communications Corp. (a)                            5,300       197,690
Four Seasons Hotels Inc.                                     6,200       373,302
Furniture Brands International Inc.                         56,000     1,402,800
Gaiam Inc. (a)                                              10,900        73,902
Insight Communications Inc. (a)                             85,600       792,656
International Speedway Corp.                                 3,700       179,968
Landry's Restaurants Inc.                                   10,600       316,834
Libbey Inc.                                                 19,500       541,320
Lithia Motors Inc.                                          17,600       436,128
Mediacom Communications Corp. (a)                           87,500       684,250
Orbitz Inc. Class A (a)                                      3,200        69,184
Orient Express Hotels Ltd. Class A                          37,300       631,862
Petco Animal Supplies Inc. (a)                              24,000       773,040
PF Chang's China Bistro Inc. (a)                            14,600       600,790
Pixar Inc. (a)                                               2,500       173,775
Polaris Industries Inc.                                      8,500       408,000
Proquest Co. (a)                                             8,300       226,175
Radio One Inc. Class A (a)                                   4,000        64,440
Radio One Inc. Class D (a)                                  40,200       643,602
Reader's Digest Association Inc.                            64,400     1,029,756
Ruby Tuesday Inc.                                           34,000       933,300
Six Flags Inc. (a)                                          40,700       295,482
Speedway Motorsports Inc.                                   10,800       361,152
Sports Authority Inc. (a)                                    7,100       254,890
Station Casinos Inc.                                        13,700       663,080
Steiner Leisure Ltd. (a)                                    25,000       550,000
ValueVision Media Inc. Class A (a)                          42,100       548,142
Warnaco Group Inc. (a)                                      49,100     1,044,357
World Wrestling Entertainment                               11,400       145,350
                                                                     -----------
                                                                      21,453,024
                                                                     -----------
Consumer Staples (2.1%)
Corn Products International Inc.                            14,200       661,010
Fresh Del Monte Produce (a)                                  7,200       181,944
Performance Food Group Co. (a)                              22,100       586,534
Robert Mondavi Corp. (a)                                    12,600       466,452
Tootsie Roll Industries Inc.                                 8,238       267,735
WD-40 Co.                                                    6,600       197,604
                                                                     -----------
                                                                       2,361,279
                                                                     -----------
Energy (4.3%)
Cabot Oil & Gas Corp.                                        7,400   $   313,020
Helmerich & Payne Inc.                                      29,700       775,764
Hydril (a)                                                  40,100     1,263,150
Key Energy Services Inc. (a)                                17,000       160,480
Newpark Resources Inc. (a)                                 161,900     1,003,780
San Juan Basin Realty                                       33,300       811,188
SEACOR Holdings Inc. (a)                                     3,200       140,576
Spinnaker Exploration Co. (a)                                7,900       311,102
                                                                     -----------
                                                                       4,779,060
                                                                     -----------
Financial Services (15.9%)
American Capital Strategies Ltd.                            28,500       798,570
American Financial Realty Trust                             10,500       150,045
AmeriCredit Corp. (a)                                       74,200     1,449,126
Annaly Mortgage Management Inc.                             34,100       578,336
Anthracite Capital Inc.                                     50,100       600,198
Citizens Banking Corp. Michigan                             42,000     1,304,100
Endurance Specialty Holdings Ltd.                           13,500       469,800
First American Corp.                                        18,000       466,020
First Community Bancorp CA                                   1,000        38,440
First Midwest Bancorp Inc.                                  13,000       457,730
Firstfed Financial Corp. (a)                                 7,500       312,000
Franklin Bank Corp. (a)                                     11,600       183,512
Fulton Financial Corp.                                      16,495       332,374
Greater Bay Bancorp                                         14,000       404,600
Harbor Florida Bancshares Inc.                              16,000       440,160
Luminent Mortgage Capital, Inc.                             11,100       133,200
Max Re Capital Ltd.                                         17,700       344,796
Medallion Financial Corp.                                   24,000       190,800
Meristar Hospitality Corp. Inc. (a)                         62,200       425,448
MFA Mortgage Investments Inc.                               52,000       462,800
National Financial Partners Corp.                           28,600     1,008,722
Pan Pacific Retail Properties Inc.                           5,900       298,068
Philadelphia Consolidated Holding Corp. (a)                  5,100       306,357
Provident Bankshares Corp.                                  33,518       966,659
Silicon Valley Bancshares (a)                                6,600       261,690
SL Green Realty Corp.                                       35,100     1,642,680
Sterling Bancshares Inc.                                    32,300       458,337
Trammell Crow Co. (a)                                       58,400       823,440
Umpqua Holdings Corp.                                       31,300       656,987
WR Berkley Corp.                                            16,875       724,782
Zenith National Insurance Corp.                             17,000       826,200
                                                                     -----------
                                                                      17,515,977
                                                                     -----------
Health Care (10.7%)
Aclara Biosciences Inc. (a)                                 30,900       139,050
Advisory Board Co. (a)                                       9,800       348,880
American Pharmaceutical Partners (a)                         7,500       227,850
AMN Healthcare Services Inc. (a)                            41,237       630,514
Amylin Pharmaceuticals Inc. (a)                             49,800     1,135,440
Antigenics Inc. (a)                                         22,800       195,168

                 See accompanying notes to financial statements.

               STATE FARM MUTUAL FUND TRUST SMALL CAP EQUITY FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                            Shares      Value
                                                           -------   -----------
Common Stocks (Cont.)

Health Care  (Cont.)
AtheroGenics Inc. (a)                                       44,200   $   841,126
ChromaVision Medical Systems Inc. (a)                       44,600        82,956
CTI Molecular Imaging Inc. (a)                              87,000     1,233,660
Cytokinetics Inc. (a)                                        7,900       117,315
Diversa Corp. (a)                                           12,500       126,625
Eyetech Pharmaceuticals Inc. (a)                             4,700       201,724
Heska Corp. (a)                                             64,000        77,440
Illumina Inc. (a)                                           81,600       518,160
Inspire Pharmaceuticals Inc. (a)                            34,500       576,840
Kendle International Inc. (a)                               20,800       161,200
Lifepoint Hospitals Inc. (a)                                21,000       781,620
NPS Pharmaceuticals Inc. (a)                                11,300       237,300
Protein Design Labs Inc. (a)                                38,600       738,418
Qiagen N. V. ADR (a)                                        47,800       578,858
Renovis Inc. (a)                                            29,200       267,472
SonoSite Inc. (a)                                            5,500       131,505
Trimeris Inc. (a)                                            1,100        15,873
Vicuron Pharmaceuticals Inc. (a)                            42,900       538,824
Wilson Greatbatch Technologies (a)                          23,100       645,645
Wright Medical Group,  Inc. (a)                             34,600     1,231,760
                                                                     -----------
                                                                      11,781,223
                                                                     -----------
Industrials (11.4%)
Actuant Corp. (a)                                           28,500     1,111,215
Alaska Air Group Inc. (a)                                   41,500       990,605
Albany International Corp.                                   9,800       328,888
ANC Rental Corp. (a)(b)                                     36,400            25
Celadon Group Inc. (a)                                       9,700       170,720
Central Freight Lines Inc. (a)                              34,500       276,000
CoStar Group Inc. (a)                                        4,900       225,057
Delta Air Lines Inc. (a)                                   205,600     1,463,872
Devry Inc. (a)                                               7,600       208,392
Donaldson Inc.                                               8,600       251,980
G&K Services Inc.                                           10,900       438,071
Intersections Inc. (a)                                       1,400        33,586
Kansas City Southern (a)                                    41,800       647,900
Kirby Corp. (a)                                              8,400       326,760
Laureate Education Inc. (a)                                  7,100       271,504
Moog Inc. (a)                                               17,350       643,859
Northwest Airlines Corp. (a)                                65,300       726,136
Orbital Sciences Corp. (a)                                  70,600       974,986
Pinnacle Airlines Corp. (a)                                 57,800       653,140
Power-One Inc. (a)                                          84,800       931,104
Resources Connection Inc. (a)                                7,700       301,147
School Speciality Inc. (a)                                  20,900       758,879
West Corportation (a)                                       22,500       588,375
York International Corp.                                     4,900       201,243
                                                                     -----------
                                                                      12,523,444
                                                                     -----------
Materials & Processes (6.3%)
AptarGroup Inc.                                             46,100     2,014,109
Methanex Corp.                                             237,300     3,137,343
PH Glatfelter Co.                                           48,000   $   675,840
Scotts Co. (a)                                              16,900     1,079,572
                                                                     -----------
                                                                       6,906,864
                                                                     -----------
Technology (22.2%)
Advanced Energy Industries Inc. (a)                         71,600     1,125,552
Alliance Fiber Optic Products Inc. (a)                     138,300       130,002
Amis Holdings Inc. (a)                                      11,200       189,504
Ariba Inc. (a)                                              84,400       167,112
Ascential Software Corp. (a)                                10,100       161,499
ASM International NV (a)                                    39,200       810,656
Aspect Communications (a)                                   16,500       234,300
Atheros Communications (a)                                  42,500       447,950
Benchmark Electronics Inc. (a)                              18,200       529,620
Blackboard Inc. (a)                                          3,900        78,195
CNET Networks Inc. (a)                                      18,500       204,795
Credence Systems Corp. (a)                                 106,500     1,469,700
Cymer Inc. (a)                                              61,300     2,295,072
Dot Hill Systems Corp. (a)                                  81,700       915,857
Earthlink Inc. (a)                                          26,600       275,310
Electro Scientific Industries Inc. (a)                      33,200       939,892
Emcore Corp. (a)                                           104,300       340,018
FEI Co. (a)                                                 29,700       710,127
Formfactor Inc. (a)                                          9,100       204,295
Gateway Inc. (a)                                           154,800       696,600
Helix Technology Corp.                                      12,900       275,157
Infospace Inc. (a)                                           6,500       247,260
Intergraph Corp. (a)                                         5,700       147,402
iPass Inc. (a)                                              24,400       258,396
Ixia (a)                                                    28,200       277,488
Kulicke & Soffa Industries Inc. (a)                         67,900       744,184
LTX Corp. (a)                                               79,600       860,476
Macromedia Inc. (a)                                         33,900       832,245
MatrixOne Inc. (a)                                          96,000       663,360
MIPS Technologies Inc. (a)                                  84,800       518,976
MKS Instruments Inc. (a)                                    29,800       680,036
Netgear Inc. (a)                                            31,000       332,940
NetIQ Corp. (a)                                             27,800       366,960
Overland Storage Inc. (a)                                   31,300       415,977
Pinnacle Systems Inc. (a)                                   51,800       370,370
Pixelworks Inc. (a)                                         53,600       821,152
Plexus Corp. (a)                                             8,100       109,350
Polycom Inc. (a)                                            22,600       506,466
Power Integrations Inc. (a)                                 12,300       306,270
Quest Software Inc. (a)                                     25,700       331,530
Rudolph Technologies Inc. (a)                               19,500       354,705
Salesforce.com Inc. (a)                                      7,500       120,525
SCO Group Inc. (a)                                          38,800       226,980
Sigmatel Inc. (a)                                            9,500       276,070
Staktek Holdings Inc. (a)                                    3,000        15,750
SYNNEX Corp. (a)                                            25,900       406,630
TranSwitch Corp. (a)                                       163,300       289,041

                 See accompanying notes to financial statements.

               STATE FARM MUTUAL FUND TRUST SMALL CAP EQUITY FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                         Shares        Value
                                                       ---------   ------------
Common Stocks (Cont.)

Technology (Cont.)
United Online Inc. (a)                                    43,100   $    758,991
Veeco Instruments Inc. (a)                                33,000        851,730
Zygo Corp. (a)                                            13,900        155,541
                                                                   ------------
                                                                     24,448,014
                                                                   ------------
Telecommunication Services (0.4%)
Cincinnati Bell Inc. (a)                                  42,600        189,144
Commonwealth Telephone Enterprises Inc. (a)                5,600        250,712
                                                                   ------------
                                                                        439,856
                                                                   ------------
Utilities (3.7%)
Allegheny Energy Inc. (a)                                 55,000        847,550
CMS Energy Corp. (a)                                     152,100      1,388,673
Energen Corp.                                              9,600        460,704
New Jersey Resources Corp.                                 5,200        216,216
Southwest Gas Corp.                                       34,300        827,659
Westar Energy Inc.                                        19,100        380,281
                                                                   ------------
                                                                      4,121,083
                                                                   ------------
Total Common Stocks
(cost $93,352,688)                                                  106,329,824
                                                                   ------------
Short-term Investments (3.8%)
JP Morgan Vista Treasury Plus Money
   Market Fund                                         4,195,923      4,195,923
                                                                   ------------
Total Short-term Investments
(cost $4,195,923)                                                     4,195,923
                                                                   ------------
TOTAL INVESTMENTS (100.3%)
(cost $97,548,611)                                                  110,525,747

LIABILITIES, NET OF OTHER ASSETS (-0.3%)                               (291,766)
                                                                   ------------
NET ASSETS (100.0%)                                                $110,233,981
                                                                   ============

(a)  Non-income producing security.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the value of this security amounted to $25 or less than 0.01% of net assets.

ADR - American Depository Receipt

                 See accompanying notes to financial statements.

             STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2004
                                   (Unaudited)

                                                             Shares      Value
                                                            -------   ----------
Common Stocks (93.7%)

Australia (2.2%)
Amcor Ltd.                                                   18,400   $   89,652
Australian & New Zealand Bank Group                          16,700      213,403
BHP Billiton Ltd.                                            37,343      327,091
Brambles Industries Ltd.                                      8,500       35,652
Foster's Brewing Group Ltd.                                  32,370      106,805
Insurance Australia Group                                    12,800       44,739
James Hardie Industries Ltd.                                 17,500       73,400
National Australia Bank Ltd.                                  9,293      193,849
Promina Group Ltd.                                           23,200       64,872
Wesfarmers Ltd.                                               2,200       45,215
WMC Resources Ltd.                                           24,400       83,920
Woolworths Ltd.                                              13,800      109,974
                                                                      ----------
                                                                       1,388,572
                                                                      ----------
Belgium (0.0%)(d)
UCB BB                                                          700       32,679
                                                                      ----------
Canada (3.3%)
Alcan Inc.                                                    7,100      293,903
Bombardier Inc. Class B (b)                                  55,000      165,420
Bombardier Inc. Class B                                      21,900       66,405
Great West Lifeco Inc.                                        2,400       86,749
INCO Ltd. ADR                                                 7,700      266,112
Manulife Financial Corp.                                      3,700      149,970
National Bank of Canada                                       3,200      103,187
Suncor Energy Inc.                                            7,800      198,934
Telus Corp.                                                   6,900      104,211
Thompson Corp.                                               10,300      344,638
Thomson Corp.                                                 8,500      283,843
                                                                      ----------
                                                                       2,063,372
                                                                      ----------
Denmark (0.4%)
Novo Nordisk                                                  3,700      190,934
TDC AS                                                        2,200       71,655
                                                                      ----------
                                                                         262,589
                                                                      ----------
Finland (0.9%)
Nokia OYJ                                                    24,200      350,026
UPM-Kymmene                                                  11,800      225,070
                                                                      ----------
                                                                         575,096
                                                                      ----------
France (9.9%)
Accor SA                                                      5,400      228,453
Air Liquide SA                                                2,873      476,162
Aventis SA                                                    1,700      128,644
BNP Paribas                                                  18,000    1,109,669
Bouygues                                                     17,800      597,404
Essilor International                                         3,300      215,915
France Telecom SA                                             5,500      143,675
Groupe Danone                                                 4,600      402,232
L'Oreal                                                       2,800      224,178
Renault SA                                                    4,100      313,010
Sanofi-Synthelabo SA                                         24,800   $1,575,756
Schneider SA                                                  4,000      273,667
Societe Generale Class A                                      2,200      187,408
Vivendi Universal SA (a)                                     12,200      339,230
                                                                      ----------
                                                                       6,215,403
                                                                      ----------
Germany (5.1%)
Allianz AG                                                    3,500      380,018
Bayerische Hypo Und Vereinsbank                                 900       16,157
Bayerische Hypo Vereinsbank                                  13,100      233,571
Bayerische Motoren Werke AG                                   3,800      168,549
Daimler Chrysler AG                                          13,300      622,849
Deutsche Bank AG                                              1,400      110,262
Deutsche Boerse AG                                            4,516      230,048
E.On AG                                                       1,700      122,943
Infineon Technologies AG (a)                                 14,300      192,358
Metro AG                                                      2,600      123,535
Muenchener Rueckvers AG (b)                                     550       59,620
Muenchener Rueckvers AG                                       1,930      209,861
SAP AG                                                        1,300      216,029
SAP AG ADR                                                    1,000       41,810
Siemans AG                                                    6,050      436,130
Thyssen Krupp                                                 1,600       27,337
                                                                      ----------
                                                                       3,191,077
                                                                      ----------
Hong Kong (1.6%)
Espirit Holdings Ltd. (b)                                    10,000       44,748
Espirit Holdings Ltd.                                        11,000       49,216
Hang Lung Properties Ltd.                                    75,000       96,637
Hang Seng Bank Ltd.                                           8,300      106,413
Hong Kong Land Holdings Ltd.                                 28,000       43,680
Johnson Electric Holdings                                   131,000      133,523
Li & Fung Ltd.                                              124,000      181,235
Shangri-La Asia Ltd.                                        118,000      114,977
Sun Hung Kai Properties                                      11,000       90,259
Swire Pacific Ltd. "A"                                       19,500      126,253
                                                                      ----------
                                                                         986,941
                                                                      ----------
Ireland (0.4%)
CRH PLC                                                      10,925      231,830
                                                                      ----------
Italy (0.9%)
ENI SpA                                                      19,200      382,139
Unicredito Italiano SpA                                      42,400      209,938
                                                                      ----------
                                                                         592,077
                                                                      ----------
Japan (22.9%)
Advantest Corp.                                               2,700      181,365
Aeon Co. Ltd.                                                15,000      603,722
Aiful Corp.                                                   1,405      147,052
Canon Inc.                                                    4,000      211,348
Dai Nippon Printing Co. Ltd.                                  7,000      112,116

                 See accompanying notes to financial statements.

             STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                            Shares      Value
                                                           -------   -----------
Common Stocks (Cont.)

Japan (Cont.)
Fanuc Co.                                                    4,100   $   245,265
Furkukawa Electric Co. Ltd.                                 24,000       102,770
Hirose Electric Co. Ltd.                                     2,800       308,495
Honda Motor Co. Ltd.                                         2,400       116,003
Hoya Corp.                                                   2,600       272,842
Japan Airlines System Corp. (a)                             23,000        73,761
Kansai Electric Power                                       13,200       241,257
Keyence Corp.                                                  500       114,358
Konica Minolta Holdings Inc.                                20,000       276,775
Kyocera Corp.                                                1,700       144,654
Millea Holdings Inc.                                            34       506,134
Mitsubishi Corp.                                            21,000       204,549
Mitsubishi Estate Co. Ltd.                                  55,000       684,310
Mitsubishi Heavy Industries Ltd.                            37,000       100,639
Mitsubishi Motor Corp.                                      40,000        65,426
Mitsubishi Tokyo Financial                                      40       371,238
Mitsui Fudosan Co. Ltd.                                     24,000       288,463
Mitsui Sumitomo Insurance Co.                               50,830       478,757
Mizuho Financial Group Inc.                                     23       104,617
Murata Manufacturing Co. Ltd.                                2,700       154,321
NEC Corp.                                                   96,000       677,491
Nikko Cordial Corp.                                         29,000       140,969
Nikon Corp.                                                 15,000       169,263
Nintendo Co. Ltd.                                            2,400       278,980
Nissan Motor Co. Ltd.                                       53,000       590,756
Nitto Denko Corp.                                            5,300       271,757
Nomura Holdings Inc.                                        10,000       148,403
Omron Corp.                                                  6,000       140,868
Orix Corp.                                                   3,900       447,967
Rohm Co. Ltd.                                                2,300       276,021
Sankyo Co. Ltd.                                             11,000       239,054
Sekisui House Ltd.                                          22,000       244,815
Shimamura Co. Ltd.                                           1,200       104,314
Shionogi & Co. Ltd.                                          7,000       120,671
SMC Corp.                                                    1,700       184,333
Softbank Corp.                                               2,600       114,680
Sompo Japan Insurance Co.                                   16,000       163,933
Sony Corp.                                                   5,100       192,612
Sumitomo Chemical Co. Ltd.                                  37,000       173,058
Sumitomo Mitsui Financial                                       76       522,380
Suzuki Motor Corp.                                          26,000       459,196
Takeda Chemical Industries                                   5,200       228,881
TDK Corp.                                                    1,800       136,954
Tokyo Electron Ltd.                                          9,600       539,876
Tokyo Gas Co. Ltd.                                          45,000       160,028
Tostem Inax Holding Corp.                                    7,000       151,482
Toyota Motor Corp.                                          11,900       483,326
UFJ Holdings (a)                                                71       314,468
UNI Charm Corp.                                              2,400       119,972
Yahoo Japan Corp. (a)                                           13       126,625
Yamanouchi Pharmaceutical                                    4,000       134,895
Yamato Transport Co. Ltd.                                   16,000   $   261,852
                                                                     -----------
                                                                      14,430,117
                                                                     -----------
Luxembourg (0.2%)
Societe Europeenne Satel-FDR                                13,000       110,186
                                                                     -----------
Netherlands (10.8%)
ABN Amro Holdings NV                                        40,120       879,732
Aegon NV                                                    60,734       734,015
ASML Holding NV (a)                                          9,100       154,372
Heineken NV                                                 26,062       858,483
ING Groep NV CVA                                            20,526       485,630
Koninklijke KPN NV                                         102,900       785,578
Koninklijke Numico NV                                        3,500       112,729
Philips Electronics NV                                       5,100       137,642
Reed Elsevier NV                                             6,400        90,071
Royal Dutch Petroleum Co.                                   33,400     1,718,117
Royal Dutch Petroleum Co. ADR                                3,600       186,012
Stmicroelectronics NV                                       10,900       239,675
TNT Post Group                                               8,300       190,096
Unilever NV                                                    700        47,892
VNU NV                                                       6,893       200,660
                                                                     -----------
                                                                       6,820,704
                                                                     -----------
Norway (1.3%)
DNB Holding ASA                                             17,200       117,417
Norsk Hydro ASA                                              3,400       221,063
Norske Skogindustrier Class ASA                              4,400        78,426
Statoil ASA                                                 30,500       387,369
                                                                     -----------
                                                                         804,275
                                                                     -----------
Singapore (1.3%)
Singapore Telecommunications (b)                           499,000       652,269
Singapore Telecommunications (b)                            45,200        60,512
Venture Corp. Ltd.                                          10,000       104,782
                                                                     -----------
                                                                         817,563
                                                                     -----------
Spain (2.7%)
Banco Bilbao Vizcaya Argenta                                58,000       776,658
Inditex                                                     19,100       439,314
lberdrola SA                                                 1,000        21,159
Telefonica SA                                               29,671       439,651
                                                                     -----------
                                                                       1,676,782
                                                                     -----------
Sweden (0.9%)
ASSA Abloy AB Class B                                       11,500       147,308
Forenings Sparbanken                                        14,900       285,545
Scania AB Class B                                            4,000       136,278
                                                                     -----------
                                                                         569,131
                                                                     -----------

                 See accompanying notes to financial statements.

             STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                            Shares      Value
                                                           -------   -----------
Common Stocks  (Cont.)

Switzerland (9.6%)
Adecco SA (a)                                                2,880   $   143,821
CIE Fincance Richemont Class A                              25,087       656,512
Credit Suisse Group (a)                                      6,874       244,803
Holcim Ltd.                                                 12,188       664,241
Nestle SA                                                    3,510       938,210
Novartis AG                                                 27,168     1,201,258
Roche Holding AG                                             2,464       244,517
Serono SA Class B                                              228       143,966
Swiss Reinsurance                                           10,228       665,878
Swisscom AG                                                  1,722       570,532
Syngenta AG (a)                                              1,465       123,104
UBS AG                                                       6,685       472,131
                                                                     -----------
                                                                       6,068,973
                                                                     -----------
United Kingdom (19.0%)
ARM Holdings                                                35,400        77,286
Astrazenca PLC                                              43,400     1,975,339
Astrazeneca PLC                                              1,100        49,512
BAE Systems PLC                                             31,400       125,252
Barclays PLC                                                13,200       112,812
BG Group PLC                                               129,800       802,325
BHP Billiton PLC                                            29,810       259,514
Brambles Industries PLC                                     18,000        69,754
Centrica PLC                                                28,400       115,998
Diageo PLC                                                  23,700       320,587
GlaxoSmithKline PLC                                          4,500        91,368
HBOS PLC                                                    30,500       378,720
HSBC Holdings PLC                                           35,600       531,105
Lloyds TSB Group PLC                                        15,900       124,895
National Grid Transco PLC                                   56,900       440,482
Pearson PLC                                                 40,000       487,586
Prudential PLC                                              17,800       153,664
Reckitt Benckiser PLC                                        4,700       133,480
Reed International PLC                                      37,700       367,640
Rio Tinto PLC                                                8,200       197,822
Royal Bank of Scotland Group PLC (b)                         6,700       192,992
Royal Bank of Scotland Group PLC                            26,200       757,531
Shell Transport & Trading                                   14,800       108,917
Smith & Nephew PLC                                          12,200       131,734
Smiths Group PLC                                            36,000       488,932
Standard Chartered PLC                                      23,900       390,472
Unilever PLC                                                57,700       567,923
Vodafone Group PLC                                         975,300     2,142,603
Wolseley PLC                                                 8,800       136,888
Xstrata PLC                                                 16,250       217,890
                                                                     -----------
                                                                      11,951,023
                                                                     -----------
United States (0.2%)
Synthes Inc.                                                 1,340   $   153,083
                                                                     -----------
Total Common Stocks
(cost $54,657,055)                                                    58,941,473
                                                                     -----------
Preferred Stocks (0.2%)

Australia (0.2%)
News Corp. Ltd. PFD                                         14,659       120,407
                                                                     -----------
Total Preferred Stocks
(cost $118,527)                                                          120,407
                                                                     -----------

                                                           Principal
                                                             amount       Value
                                                          -----------   --------
Foreign Corporate Bonds (0.9%)

Cayman Islands (0.8%)
SMFG Finance (Cayman) Ltd. CV
2.25%, 07/11/2005                                         $24,000,000   $530,451
                                                                        --------
United Kingdom (0.1%)
Credit Suisse GP Finance
6.000%, 12/23/2005                                             68,000     72,324
                                                                        --------
Total Foreign Corporate Bonds
(cost $323,738)                                                          602,775
                                                                        --------

                See accompanying notes to financial statements.

             STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                        Principal
                                                          amount       Value
                                                        ---------   -----------

Repurchase Agreement (5.2%)
IBT Repurchase Agreement, (c)
   0.700% to be repurchased at
   $3,295,130 on 07/01/2004                             3,295,066     3,295,066
                                                                    -----------
Total Repurchase Agreement
(cost $3,295,066)                                                     3,295,066
                                                                    -----------
TOTAL INVESTMENTS (100%)
(cost $58,394,386)                                                   62,959,721

LIABILITIES AND CASH, NET OF OTHER
   ASSETS (0.0%)(d)                                                      (6,135)
                                                                    -----------
NET ASSETS (100.0%)                                                 $62,953,586
                                                                    ===========

(a)  Non-income producing security.
(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the value of these securities amounted to $1,175,561 or 1.87% of net assets.
(c) Repurchase Agreement is fully collateralized by U.S. Treasury or Government Agency Securities.
(d)  Represents less than 0.05%.

Approximately 31.2% of the investments are denominated in the Euro, followed by 23.8% in the Japanese Yen, 13.5% in the British Pound, 10.4% in the United States Dollar, 10.3% in the Swiss Franc, 4.0% in the Swedish Krona and 2.3% in the Australian Dollar. The remaining investments, representing 4.5% of total investments, are denominated in five currencies, each of which represents less than 1.5% of total investments.

INTERNATIONAL FUND INDUSTRY CLASSES

                      Industry                              Value        %
------------------------------------------------------   -----------   -----
Banks                                                    $ 7,650,538    12.1
Communications                                             6,952,694    11.1
Health Care                                                6,672,444    10.6
Consumer Goods & Services                                  6,487,110    10.3
Machinery, Manufacturing, & Construction                   6,357,743    10.1
Mining & Refining                                          5,894,336     9.4
Real Estate & Other Financial                              4,842,842     7.7
Transportation                                             3,943,583     6.3
Agriculture, Foods, & Beverage                             3,283,892     5.2
Insurance                                                  3,281,244     5.2
Retail                                                     3,037,270     4.8
Utilities & Energy                                           862,926     1.4
Chemicals                                                    325,709     0.5
                                                         -----------   -----
Total Stocks                                              59,592,331    94.7
Foreign Corporate Bonds                                       72,324     0.1
Short-term Investments                                     3,295,066     5.2
Liabilities and cash, net of other assets                     (6,135)   (0.0)(d)
                                                         -----------   -----
Net Assets                                               $62,953,586   100.0%
                                                         ===========   =====

                 See accompanying notes to financial statements.

                STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2004
                                   (Unaudited)

                                                        Shares         Value
                                                      ----------   ------------
Registered Investment Companies (100.4%)
State Farm Mutual Fund Trust Bond Fund
   Institutional Shares (40.4%)                        5,995,094   $ 62,528,833
State Farm Mutual Fund Trust Equity Fund
   Institutional Shares (60.0%)                       11,555,630     92,907,267
                                                                   ------------
Total Registered Investment Companies
(cost $152,494,721)                                                 155,436,100
                                                                   ------------
TOTAL INVESTMENTS (100.4%)
(cost $152,494,721)                                                 155,436,100

LIABILITIES, NET OF CASH AND OTHER
   ASSETS (-0.4%)                                                     (634,646)
                                                                   ------------
NET ASSETS (100.0%)                                                $154,801,454
                                                                   ============

                 See accompanying notes to financial statements.

                     STATE FARM MUTUAL FUND TRUST BOND FUND
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2004
                                   (Unaudited)

                                                         Principal
                                                           amount        Value
                                                        -----------   ----------
Corporate Bonds (34.5%)

Aerospace/Defense (0.6%)
Lockheed Martin Corp.
7.700%, 06/15/2008                                      $   500,000   $  564,030
General Dynamics Corp.
4.250%, 05/15/2013                                        1,000,000      931,843
                                                                      ----------
                                                                       1,495,873
                                                                      ----------
Agriculture, Foods, & Beverage (2.6%)
Coca-Cola Enterprises Inc.
2.500%, 09/15/2006                                        1,000,000      985,229
Bottling Group LLC
2.450%, 10/16/2006                                          500,000      492,358
General Mills Inc.
2.625%, 10/24/2006                                          500,000      489,218
Kellogg Co.
2.875%, 06/01/2008                                          500,000      478,617
Sara Lee Corp.
2.750%, 06/15/2008                                        1,000,000      953,652
ConAgra Inc.
7.875%, 09/15/2010                                          500,000      579,195
Kellogg Co.
6.600%, 04/01/2011                                          500,000      548,434
General Mills Inc.
6.000%, 02/15/2012                                          500,000      523,563
Bottling Group LLC
4.625%, 11/15/2012                                          500,000      485,958
Coca-Cola Bottling Co.
5.300%, 04/01/2015                                          500,000      482,114
                                                                      ----------
                                                                       6,018,338
                                                                      ----------
Automotive (1.5%)
Daimler Chrysler North America
6.400%, 05/15/2006                                          500,000      526,248
Toyota Motor Credit Corp.
2.875%, 08/01/2008                                        1,000,000      955,842
Goodyear Tire & Rubber Co.
7.857%, 08/15/2011                                          500,000      456,250
General Motors Corp.
7.125%, 07/15/2013                                          500,000      513,525
Daimler Chrysler North America
6.500%, 11/15/2013                                          500,000      512,620
Ford Motor Co.
7.450%, 07/16/2031                                          500,000      476,610
                                                                      ----------
                                                                       3,441,095
                                                                      ----------
Banks (1.3%)
Wells Fargo & Co.
7.250%, 08/24/2005                                          500,000      525,484
JP Morgan Chase & Co.
3.625%, 05/01/2008                                          500,000      494,465
Bank One Corp.
2.625%, 06/30/2008                                        1,000,000      941,723
Bank of America Corp.
3.250%, 08/15/2008                                      $ 1,000,000   $  965,509
                                                                      ----------
                                                                       2,927,181
                                                                      ----------
Building Materials & Construction (1.1%)
Masco Corp.
6.750%, 03/15/2006                                          500,000      530,198
Hanson Australia Funding
5.250%, 03/15/2013                                          500,000      484,469
Leggett & Platt Inc.
4.700%, 04/01/2013                                          500,000      482,588
CRH America Inc.
5.300%, 10/15/2013                                        1,000,000      980,557
                                                                      ----------
                                                                       2,477,812
                                                                      ----------
Chemicals (1.3%)
Air Products & Chemicals Inc.
4.125%, 12/01/2010                                        1,000,000      973,862
EI du Pont de Nemours and Co.
4.125%, 03/06/2013                                          500,000      467,254
4.875%, 04/30/2014                                          500,000      487,593
PPG Industries Inc.
7.400%, 08/15/2019                                          500,000      582,044
The Dow Chemical Co.
7.375%, 11/01/2029                                          500,000      544,039
                                                                      ----------
                                                                       3,054,792
                                                                      ----------
Commercial Service/Supply (0.6%)
Pitney Bowes Inc.
4.625%, 10/01/2012                                          500,000      486,775
RR Donnelley & Sons Co.
4.950%, 04/01/2014                                        1,000,000      952,321
                                                                      ----------
                                                                       1,439,096
                                                                      ----------
Computers (0.4%)
Hewlett-Packard Co.
7.150%, 06/15/2005                                          500,000      521,423
International Business Machines Corp.
4.250%, 09/15/2009                                          500,000      499,017
                                                                      ----------
                                                                       1,020,440
                                                                      ----------
Consumer & Marketing (2.1%)
The Procter & Gamble Co.
4.000%, 04/30/2005                                          500,000      506,953
The Gillette Co.
4.000%, 06/30/2005                                          500,000      506,657
2.500%, 06/01/2008                                          500,000      475,910
The Procter & Gamble Co.
3.500%, 12/15/2008                                          500,000      489,284
Newell Rubbermaid Inc.
4.000%, 05/01/2010                                          500,000      474,626

                 See accompanying notes to financial statements.

                     STATE FARM MUTUAL FUND TRUST BOND FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                         Principal
                                                          amount        Value
                                                        ----------   -----------
Corporate Bonds  (Cont.)

Consumer & Marketing  (Cont.)
Avery Dennison Corp.
4.875%, 01/15/2013                                      $  500,000   $   489,589
McDonald's Corp.
4.125%, 06/01/2013                                       1,000,000       926,144
Kimberly Clark Corp.
6.250%, 07/15/2018                                       1,000,000     1,073,646
                                                                     -----------
                                                                       4,942,809
                                                                     -----------
Electronic/Electrical Mfg. (0.8%)
Raytheon Co.
6.550%, 03/15/2010                                         500,000       543,969
Emerson Electric Co.
7.125%, 08/15/2010                                         315,000       356,226
General Electric Co.
5.000%, 02/01/2013                                         500,000       492,086
Emerson Electric Co.
4.500%, 05/01/2013                                         500,000       477,162
                                                                     -----------
                                                                       1,869,443
                                                                     -----------
Financial Services (2.4%)
Household Finance Corp.
8.000%, 05/09/2005                                         500,000       523,401
Morgan Stanley Dean Witter & Co.
7.750%, 06/15/2005                                         500,000       524,365
General Electric Capital Corp.
6.800%, 11/01/2005                                         500,000       526,869
Caterpillar Financial Services Corp.
5.950%, 05/01/2006                                         500,000       525,712
Caterpillar Financial Services
2.700%, 07/15/2008                                         500,000       473,208
Ford Motor Credit Co.
5.625%, 10/01/2008                                         500,000       504,348
Caterpiller Financial Services
4.500%, 06/15/2009                                         500,000       502,185
Citigroup Inc.
7.250%, 10/01/2010                                         500,000       563,102
General Motors Acceptance Corp.
6.875%, 09/15/2011                                         500,000       512,648
Citigroup Inc.
5.125%, 05/05/2014                                         500,000       489,815
Goldman Sachs Group Inc.
5.500%, 11/15/2014                                         500,000       491,354
                                                                     -----------
                                                                       5,637,007
                                                                     -----------
Forest Products & Paper (1.1%)
MeadWestvaco Corp.
6.850%, 11/15/2004                                         375,000       380,531
International Paper Co.
6.750%, 09/01/2011                                         500,000       541,930
MeadWestvaco Corp.
6.850%, 04/01/2012                                      $  500,000   $   536,358
International Paper Co.
5.250%, 04/01/2016                                         500,000       468,668
Willamette Industries Inc.
9.000%, 10/01/2021                                         500,000       603,668
                                                                     -----------
                                                                       2,531,155
                                                                     -----------
Health Care (5.2%)
Pfizer Inc.
3.625%, 11/01/2004                                         500,000       503,091
Merck & Co. Inc.
4.125%, 01/18/2005                                         500,000       505,935
Abbott Laboratories
6.400%, 12/01/2006                                         500,000       536,883
Bristol-Myers Squibb Co. (a)
4.000%, 08/15/2008                                       1,000,000       992,862
Abbott Laboratories
3.500%, 02/17/2009                                         500,000       484,622
Hillenbrand Industries
4.500%, 06/15/2009                                       1,000,000     1,002,152
Merck & Co. Inc.
4.375%, 02/15/2013                                         500,000       478,958
Wyeth
5.500%, 03/15/2013                                         500,000       482,555
Becton Dickinson & Co.
4.550%, 04/15/2013                                         500,000       479,338
Johnson & Johnson
3.800%, 05/15/2013                                       1,000,000       918,282
Schering Plough Corp.
5.300%, 12/01/2013                                       1,000,000       982,035
Pfizer Inc.
4.500%, 02/15/2014                                       1,000,000       957,011
GlaxoSmithKline
4.375%, 04/15/2014                                       1,000,000       935,129
Astrazeneca PLC SP
5.400%, 06/01/2014                                       1,000,000     1,011,645
Boston Scientific Corp.
5.450%, 06/15/2014                                       1,000,000     1,006,099
Baxter International Inc.
4.625%, 03/15/2015                                       1,000,000       920,766
                                                                     -----------
                                                                      12,197,363
                                                                     -----------
Machinery & Manufacturing (1.0%)
Deere & Co.
7.850%, 05/15/2010                                         500,000       582,833
Goodrich Corp.
7.625%, 12/15/2012                                         500,000       562,692
Parker Hannifin Corp.
4.875%, 02/15/2013                                         500,000       486,359

                 See accompanying notes to financial statements.

                     STATE FARM MUTUAL FUND TRUST BOND FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                          Principal
                                                           amount       Value
                                                         ----------   ----------
Corporate Bonds  (Cont.)

Machinery & Manufacturing  (Cont.)
Johnson Controls Inc.
4.875%, 09/15/2013                                       $  750,000   $  737,685
                                                                      ----------
                                                                       2,369,569
                                                                      ----------
Media & Broadcasting (0.5%)
The Walt Disney Co.
5.500%, 12/29/2006                                          500,000      522,728
Knight-Ridder Inc.
9.875%, 04/15/2009                                          500,000      616,439
                                                                      ----------
                                                                       1,139,167
                                                                      ----------
Mining & Metals (1.0%)
Rio Tinto Finance USA Ltd.
2.625%, 09/30/2008                                        1,000,000      938,017
Alcoa Inc.
7.375%, 08/01/2010                                          500,000      567,641
6.500%, 06/01/2011                                          250,000      272,543
BHP Billiton Finance
4.800%, 04/15/2013                                          500,000      486,103
                                                                      ----------
                                                                       2,264,304
                                                                      ----------
Oil & Gas (2.2%)
BP Capital Markets PLC
2.625%, 03/15/2007                                        1,000,000      981,795
ChevronTexaco
3.500%, 09/17/2007                                          500,000      499,425
Phillips Petroleum Co.
8.750%, 05/25/2010                                          500,000      604,321
Marathon Oil Corp.
6.125%, 03/15/2012                                          500,000      527,558
Southern California Gas
4.800%, 10/01/2012                                          500,000      490,405
National Fuel Gas Co.
5.250%, 03/01/2013                                          500,000      494,378
Peoples Gas Lt
4.625%, 05/01/2013                                          500,000      479,433
Vectren Utility
5.250%, 08/01/2013                                          500,000      492,836
Southern California Gas
5.450%, 04/15/2018                                          500,000      489,674
                                                                      ----------
                                                                       5,059,825
                                                                      ----------
Retailers (1.3%)
Target Corp.
7.500%, 02/15/2005                                          500,000      515,338
Safeway Inc.
4.125%, 11/01/2008                                        1,000,000      978,841
Albertsons Inc.
7.500%, 02/15/2011                                          500,000      563,448
Wal-Mart Stores Inc.
4.550%, 05/01/2013                                       $1,000,000   $  963,427
                                                                      ----------
                                                                       3,021,054
                                                                      ----------
Telecom & Telecom Equipment (1.6%)
Motorola Inc.
6.750%, 02/01/2006                                          500,000      525,781
Cingular Wireless
5.625%, 12/15/2006                                          500,000      522,716
GTE North Inc.
5.650%, 11/15/2008                                          500,000      522,315
Vodafone Group PLC
7.750%, 02/15/2010                                          500,000      573,297
Deutsche Telekom International Financial
8.500%, 06/15/2010                                          500,000      584,279
Telstra Corp. Ltd.
6.375%, 04/01/2012                                          500,000      534,779
Alltel Corp.
7.000%, 07/01/2012                                          500,000      550,759
                                                                      ----------
                                                                       3,813,926
                                                                      ----------
Utilities & Energy (5.9%)
Dominion Resources Inc.
7.625%, 07/15/2005                                          500,000      525,245
Duke Energy Field Services
7.500%, 08/16/2005                                          500,000      524,947
Alabama Power Co.
7.125%, 10/01/2007                                          300,000      330,101
3.125%, 05/01/2008                                          500,000      484,128
Pacificorp
4.300%, 09/15/2008                                        1,000,000      999,984
Duke Energy Corp.
4.500%, 04/01/2010                                          500,000      491,761
Commonwealth Edison
4.740%, 08/15/2010                                          500,000      500,554
Puget Sound Energy Inc.
7.690%, 02/01/2011                                          500,000      573,039
Reliant Energy
7.750%, 02/15/2011                                          500,000      555,538
Oncor Electric Delivery
6.375%, 05/01/2012                                          500,000      535,087
Tampa Electric Co.
6.875%, 06/15/2012                                          500,000      533,240
Northern States Power Co.
8.000%, 08/28/2012                                          500,000      594,299
Georgia Power
5.125%, 11/15/2012                                          200,000      200,095
Midamerican Energy Co.
5.125%, 01/15/2013                                        1,000,000      993,718
Florida Power Corp.
4.800%, 03/01/2013                                          500,000      482,896

                 See accompanying notes to financial statements.

                     STATE FARM MUTUAL FUND TRUST BOND FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                         Principal
                                                          amount        Value
                                                        ----------   -----------
Corporate Bonds  (Cont.)

Utilities & Energy  (Cont.)
Wisconsin Electric Power
4.500%, 05/15/2013                                      $1,000,000   $   953,008
PSI Energy
5.000%, 09/15/2013                                       1,000,000       966,529
Boston Edison
4.875%, 04/15/2014                                       1,000,000       972,501
Union Elec Co.
5.500%, 05/15/2014                                         500,000       506,914
4.750%, 04/01/2015                                         500,000       473,859
Commonwealth Edison
4.700%, 04/15/2015                                         500,000       470,208
Southwestern Electric Power
5.375%, 04/15/2015                                         500,000       484,775
Equitable Resources Inc.
5.150%, 03/01/2018                                         500,000       472,437
                                                                     -----------
                                                                      13,624,863
                                                                     -----------
Total Corporate Bonds
(cost $79,720,644)                                                    80,345,112
                                                                     -----------
Taxable Municipal Bonds (0.8%)
Illinois State
3.850%, 06/01/2013                                       1,000,000       906,720
New Jersey State Turnpike Authority Tansportation
2.840%, 01/01/2008                                       1,000,000       961,970
                                                                     -----------
Total Taxable Municipal Bonds
(cost $1,998,186)                                                      1,868,690
                                                                     -----------
Foreign Government Bonds (0.2%)

Province of Ontario
5.500%, 10/01/2008                                         500,000       528,148
                                                                     -----------
Total Foreign Government Bonds
(cost $477,064)                                                          528,148
                                                                     -----------

Government Agency Securities (37.6%) (b)

Agency Notes & Bonds (7.3%)
Federal Home Loan Mortgage Corp.
3.250%, 11/15/2004                                         900,000       906,045
7.000%, 07/15/2005                                       1,000,000     1,048,158
2.875%, 09/15/2005                                      $1,000,000   $ 1,005,425
6.625%, 09/15/2009                                       1,000,000     1,105,035
4.500%, 07/15/2013                                       1,500,000     1,434,930
5.200%, 03/05/2019                                       2,000,000     1,879,138
Federal National Mortgage Association
2.875%, 10/15/2005                                       1,000,000     1,005,164
5.500%, 02/15/2006                                         500,000       521,648
6.625%, 10/15/2007                                         500,000       545,204
3.250%, 01/15/2008                                       3,000,000     2,948,292
3.250%, 08/15/2008                                       1,500,000     1,459,864
6.625%, 11/15/2010                                       1,000,000     1,110,298
4.375%, 09/15/2012                                       1,500,000     1,439,841
7.125%, 01/15/2030                                         500,000       582,487
                                                                     -----------
                                                                      16,991,529
                                                                     -----------
Mortgage-Backed Securities (30.3%)
Federal Home Loan Mortgage Corp.
5.000%, 07/01/2018                                         906,118       909,046
5.000%, 09/01/2018                                         935,575       938,598
5.000%, 09/01/2018                                         890,188       893,065
5.500%, 11/01/2018                                         899,419       921,188
4.500%, 11/01/2018                                       1,876,508     1,837,835
5.000%, 01/01/2019                                         967,365       968,429
5.000%, 04/01/2019                                         992,101       994,666
4.000%, 05/01/2019                                         979,069       933,806
4.500%, 05/01/2019                                         996,150       974,567
5.500%, 06/01/2019                                       1,500,000     1,536,038
6.000%, 11/01/2028                                         171,366       175,887
6.500%, 06/01/2029                                         287,837       300,649
7.500%, 12/01/2030                                          28,596        30,810
7.000%, 07/01/2031                                          29,539        31,236
6.500%, 09/01/2031                                          61,146        63,828
6.000%, 11/01/2032                                         746,633       763,952
6.000%, 12/01/2032                                         356,946       365,226
5.500%, 05/01/2033                                       2,807,778     2,804,133
5.500%, 07/01/2033                                       1,823,904     1,821,536
5.000%, 08/01/2033                                       1,908,954     1,848,635
5.500%, 03/01/2034                                       1,424,904     1,420,810
5.000%, 04/01/2034                                       1,488,328     1,438,263
Federal National Mortgage Association
6.000%, 09/01/2013                                         582,505       608,773
5.500%, 12/01/2016                                         241,759       248,116
5.500%, 01/01/2017                                         127,370       130,719
5.500%, 01/01/2017                                         962,178       987,479
6.500%, 01/01/2017                                         193,733       204,786
5.500%, 02/01/2017                                         835,865       857,844
5.000%, 03/01/2017                                       1,042,478     1,047,226
6.000%, 04/01/2017                                         169,420       176,710
5.500%, 01/01/2018                                         655,172       672,001
5.000%, 02/01/2018                                       1,035,080     1,039,794
5.000%, 05/01/2018                                         784,253       786,787

                 See accompanying notes to financial statements.

                     STATE FARM MUTUAL FUND TRUST BOND FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                         Principal
                                                          amount        Value
                                                        ----------   -----------
Government Agency Securities  (Cont.)

Mortgage-Backed Securities  (Cont.)
5.000%, 05/01/2018                                      $1,527,975   $ 1,533,413
5.000%, 05/01/2018                                       1,601,780     1,607,481
4.500%, 05/01/2018                                       1,712,262     1,677,774
4.500%, 05/01/2018                                       1,785,165     1,749,208
4.500%, 03/01/2019                                         973,029       951,947
7.500%, 09/01/2029                                         196,515       210,728
8.000%, 03/01/2030                                          61,480        66,847
6.500%, 05/01/2030                                         251,114       262,037
7.000%, 08/01/2030                                          51,530        54,536
7.000%, 08/01/2031                                          79,131        83,680
6.500%, 08/01/2031                                          70,564        73,589
6.500%, 10/01/2031                                         182,781       190,615
6.000%, 11/01/2031                                         274,180       280,780
7.000%, 01/01/2032                                         234,288       247,758
6.500%, 03/01/2032                                          99,078       103,325
6.000%, 03/01/2032                                         200,517       205,343
6.500%, 04/01/2032                                         679,243       707,763
7.000%, 04/01/2032                                         247,673       261,397
6.500%, 05/01/2032                                       1,375,784     1,433,551
6.000%, 05/01/2032                                         175,376       179,357
6.500%, 06/01/2032                                         238,411       248,421
7.000%, 06/01/2032                                         452,374       477,440
7.000%, 06/01/2032                                         423,919       447,409
6.500%, 07/01/2032                                         616,945       642,849
6.000%, 08/01/2032                                         631,139       645,464
5.500%, 10/01/2032                                       2,006,537     2,003,871
6.500%, 10/01/2032                                         919,564       958,175
6.000%, 11/01/2032                                         981,303     1,003,576
6.000%, 01/01/2033                                         653,633       668,468
5.500%, 03/01/2033                                         717,226       715,866
5.500%, 03/01/2033                                       1,570,334     1,567,357
6.000%, 04/01/2033                                       1,426,061     1,457,559
5.000%, 05/01/2033                                         923,295       894,816
5.000%, 05/01/2033                                       1,674,785     1,623,127
5.000%, 08/01/2033                                       1,827,607     1,771,234
5.500%, 10/01/2033                                       1,721,050     1,717,787
5.000%, 03/01/2034                                       2,897,825     2,808,441
5.500%, 05/01/2034                                       1,995,110     1,988,151
6.000%, 07/01/2034                                       1,500,000     1,531,875
Government National Mortgage Association
6.000%, 05/15/2017                                         432,119       452,389
6.500%, 06/15/2028                                         309,578       324,315
6.000%, 11/15/2028                                         303,532       312,144
6.500%, 03/15/2029                                         345,841       362,045
7.000%, 06/15/2029                                         476,080       506,312
7.500%, 08/20/2030                                         111,438       120,105
6.500%, 11/15/2031                                          30,530        31,944
6.000%, 01/15/2032                                         183,636       188,561
5.500%, 10/15/2033                                       1,783,235     1,784,954
5.000%, 11/20/2033                                       1,920,715     1,863,862
6.000%, 12/20/2033                                      $  916,435   $   939,562
                                                                     -----------
                                                                      70,671,646
                                                                     -----------
Total Government Agency Securities
(cost $88,297,055)                                                    87,663,175
                                                                     -----------

U.S. Treasury Obligations (24.1%)

U.S. Treasury Bonds
7.250%, 05/15/2016                                       3,000,000     3,626,835
7.500%, 11/15/2016                                       1,500,000     1,849,159
8.125%, 08/15/2019                                         750,000       982,266
6.250%, 08/15/2023                                       1,000,000     1,107,344
6.875%, 08/15/2025                                       1,000,000     1,189,219

U.S. Treasury Notes
4.625%, 05/15/2006                                       3,000,000     3,106,290
6.500%, 10/15/2006                                       3,000,000     3,238,476
6.125%, 08/15/2007                                       1,750,000     1,898,545
3.000%, 11/15/2007                                       2,000,000     1,981,094
5.500%, 02/15/2008                                       2,000,000     2,141,640
5.625%, 05/15/2008                                       3,000,000     3,229,218
4.750%, 11/15/2008                                       3,000,000     3,133,125
6.000%, 08/15/2009                                       4,600,000     5,054,788
6.500%, 02/15/2010                                       2,000,000     2,253,594
5.750%, 08/15/2010                                       4,000,000     4,361,248
5.000%, 02/15/2011                                       1,500,000     1,570,079
5.000%, 08/15/2011                                       4,000,000     4,175,780
4.375%, 08/15/2012                                       4,000,000     3,981,408
4.000%, 11/15/2012                                       1,500,000     1,452,246
3.875%, 02/15/2013                                       2,000,000     1,911,954
4.250%, 08/15/2013                                       4,000,000     3,904,688
                                                                     -----------
Total U.S. Treasury Obligations
(cost $56,571,626)                                                    56,148,996
                                                                     -----------

                 See accompanying notes to financial statements.

                     STATE FARM MUTUAL FUND TRUST BOND FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                          Shares        Value
                                                        ---------   ------------
Short-term Investments (2.6%)
JP Morgan Vista Treasury Plus Money Market Fund         5,979,109   $  5,979,109
                                                                    ------------
Total Short-term Investments
(cost $5,979,109)                                                      5,979,109
                                                                    ------------
TOTAL INVESTMENTS (99.8%)
(cost $233,043,684)                                                  232,533,230

OTHER ASSETS, NET OF LIABILITIES (0.2%)                                  359,484
                                                                    ------------
NET ASSETS (100.0%)                                                 $232,892,714
                                                                    ============

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the value of this security amounted to $992,862 or 0.4% of net assets.
(b) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

                See accompanying notes to financial statements.

             STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2004
                                   (Unaudited)

                                                                                           Rating
                                                                    Coupon    Maturity    (Moody's    Principal
                                                                     rate       date       or S&P)     amount        Value
                                                                    ------   ----------   --------   ----------   -----------
Long-term Municipal Bonds (98.4%)
California (10.6%)
   Department of Water and Power of the City of Los Angeles,
      California, Power System Revenue Bonds, 2001 Series A,
      Subseries A-1                                                  5.250%  07/01/2015      Aa3     $1,500,000   $ 1,586,100
   State of California, Economic Recovery Bonds, Series A            5.000%  07/01/2017      Aa3        900,000       929,952
   Moulton-Niguel California, Water District Consolidated
      Refunding Bonds                                                5.000%  09/01/2017      Aaa      1,395,000     1,464,625
   Moulton-Niguel California, Water District Consolidated
      Refunding Bonds                                                5.000%  09/01/2018      Aaa      1,500,000     1,564,845
   State of California, General Obligation Bonds                     5.250%  02/01/2019      BBB      2,200,000     2,286,438
   State of California, Various Purpose General Obligation Bonds     5.000%  02/01/2019      BBB        650,000       660,634
   Metropolitan Water District Southern California, Waterworks
      Revenue, Series B                                              4.750%  07/01/2021      Aaa        885,000       883,557
   Metropolitan Water District Southern California, Waterworks
      Revenue, Series B (Prerefunded to 09-01-2006 @ 100) (b)        4.750%  07/01/2021      Aaa         15,000        15,826
   State of California, Various Purpose General Obligation Bonds     5.000%  11/01/2022      BBB        900,000       902,142
                                                                                                                  -----------
                                                                                                                   10,294,119
                                                                                                                  -----------
Colorado (2.0%)
   Adams County, School District, Number 12, Colorado, General
      Obligation Bonds, Series 2001A (Prerefunded to 12-15-2007
      @ 101) (b)                                                     5.400%  12/15/2014      Aaa        440,000       482,495
   Arapahoe County Water & Wastewater Public Improvement District
      (In Arapahoe County, Colorado) General Obligation Project
      Bonds, Series 2002A                                            5.750%  12/01/2018      Aaa      1,320,000     1,452,079
                                                                                                                  -----------
                                                                                                                    1,934,574
                                                                                                                  -----------
Connecticut (0.6%)
   Town of Clinton, Connecticut, General Obligation Bonds            5.000%  01/15/2021      Aaa        600,000       613,212
                                                                                                                  -----------
Georgia (2.3%)
   Dekalb County, Georgia, Water & Sewage Revenue Bonds,
      Series 2000                                                    5.500%  10/01/2014      Aa2      2,000,000     2,179,440
                                                                                                                  -----------
Idaho (1.6%)
   Joint School District Number 2 (Meridian) Ada and Canyon
      Counties, Idaho General Obligation School Bonds, Series
      2002                                                           5.125%  07/30/2019      Aaa        500,000       520,305
   Nampa School District Number 131, Canyon County, Idaho,
      General Obligation School Bonds, Series 2003                   4.875%  08/15/2020      A        1,000,000     1,020,470
                                                                                                                  -----------
                                                                                                                    1,540,775
                                                                                                                  -----------
Illinois (1.1%)
   State of Illinois, General Obligation Bonds, First Series of
      December 2000                                                  5.750%  12/01/2017      Aaa      1,000,000     1,096,700
                                                                                                                  -----------
Indiana (1.5%)
   Highland School Building Corporation, Lake County, Indiana,
      First Mortgage Refunding Bonds, Series 2003                    5.000%  01/10/2020      Aaa      1,410,000     1,448,408
                                                                                                                  -----------
Iowa (0.5%)
   Des Moines, Iowa Urban Renewal Series D                           5.000%  06/01/2022      Aa2        500,000       505,720
                                                                                                                  -----------
Kansas (8.6%)
   State of Kansas, Department of Transportation, Highway Revenue
      Bonds, Series 2000A (Prerefunded to 09-01-2007 @ 100) (b)      5.750%  09/01/2013      Aa2      2,300,000     2,594,975
   Johnson County, Kansas, Unified School District Number 229,
      Series A (Prerefunded to 10-01-2008 @ 100) (b)                 5.500%  10/01/2016      AA       2,000,000     2,204,940
   City of Wichita, Kansas, Water and Sewer Utility Revenue
      Bonds, Series 1999                                             4.000%  10/01/2017      Aaa      1,000,000       957,920
   City of Derby, Kansas, General Obligation Watr System
      Refunding Bonds, Series 2004-A                                 5.000%  12/01/2019      Aaa        730,000       755,090

                See accompanying notes to financial statements.

             STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND
                      SCHEDULE OF INVESTMENTS (Continued)
                                 June 30, 2004
                                  (Unaudited)

                                                                                           Rating
                                                                    Coupon    Maturity    (Moody's    Principal
                                                                     rate       date       or S&P)     amount        Value
                                                                    ------   ----------   --------   ----------   -----------
Long-term Municipal Bonds (Cont.)

Kansas (Cont.)
   Kansas Development Finance Authority, Kansas Water Pollution
      Control Revolving Fund Revenue Bonds, Series 2001              4.800%  11/01/2020      Aaa     $1,000,000    $1,011,620
   City of Derby, Kansas, General Obligation Water System
      Refunding Bonds, Series 2004-A                                 5.000%  12/01/2020      Aaa        235,000       241,987
   City of Derby, Kansas, General Obligation Water System
      Refunding Bonds, Series 2004-A                                 5.000%  12/01/2021      Aaa        245,000       250,966
   City of Derby, Kansas, General Obligation Water System
      Refunding Bonds, Series 2004-A                                 5.000%  12/01/2022      Aaa        250,000       254,182
                                                                                                                   ----------
                                                                                                                    8,271,680
                                                                                                                   ----------
Louisiana (1.1%)
   State of Louisiana, General Obligation Bonds, Series 2000-A       5.000%  11/15/2019      Aaa      1,000,000     1,026,630
                                                                                                                   ----------
Maryland (1.4%)
   Baltimore County Maryland, General Obligation Bonds,
      Consolidated Public Improvement, Series 2002                   5.000%  09/01/2014      Aaa      1,250,000     1,344,513
                                                                                                                   ----------
Massachusetts (2.3%)
   The Commonwealth of Massachusetts, General Obligation Bonds,
      Consolidated Loan of 2002, Series E (Prerefunded to
      01-01-2013 @ 100) (b)                                          5.500%  01/01/2015      AA-      1,000,000     1,110,070
   The Commonwealth of Massachusetts, General Obligation Bonds,
      Consolidated Loan of 2003, Series C (Prerefunded to
      08-01-2013 @ 100) (b)                                          5.250%  08/01/2020      AA-      1,000,000     1,097,460
                                                                                                                   ----------
                                                                                                                    2,207,530
                                                                                                                   ----------
Michigan (5.1%)
   Forest Hills Public Schools, County of Kent, State of
      Michigan, 2000 School Building and Site Bonds (General
      Obligation - Unlimited Tax)                                    5.250%  05/01/2019      Aa2      2,575,000     2,714,024
   State of Michigan, General Obligation Bonds, Environmental
      Protection Program, Series 2000 (Prerefunded to 11-01-2010
      @ 100) (b)                                                     5.250%  11/01/2020      Aa1      1,985,000     2,183,858
                                                                                                                   ----------
                                                                                                                    4,897,882
                                                                                                                   ----------
Minnesota (2.8%)
   Independent School District Number 181 (Brainerd), Minnesota,
      General Obligation School Building Bonds, Series 2002A         5.375%  02/01/2019      Aaa      2,500,000     2,673,125
                                                                                                                   ----------
Mississippi (2.8%)
   State of Mississippi, General Obligation Bonds, Capital
      Improvements Issue, 2000 (Prerefunded to 11-01-2010 @ 100)
      (b)                                                            5.500%  11/01/2015      AA       2,400,000     2,674,200
                                                                                                                   ----------
Missouri (6.8%)
   The School District of North Kansas City, Missouri, General
      Obligation School Bonds (Missouri Direct Deposit Program)
      Series 2002                                                    5.000%  03/01/2016      AA+      1,250,000     1,304,088
   Missouri State Improvement and Energy Water Polution Revenue,
      Series 2000B                                                   5.625%  07/01/2016      AAA      1,155,000     1,262,831
   Missouri State Improvement and Energy Water Polution Revenue,
      Series 2000B (Prerefunded to 10-01-2010 @ 100) (b)             5.625%  07/01/2016      AAA      1,260,000     1,418,533
   Missouri Highways and Transportation Commission, State Road
      Bonds, Series A 2000                                           5.000%  02/01/2017      Aa2      2,500,000     2,591,675
                                                                                                                   ----------
                                                                                                                    6,577,127
                                                                                                                   ----------

                See accompanying notes to financial statements.

              STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                                                           Rating
                                                                    Coupon    Maturity    (Moody's    Principal
                                                                     rate       date       or S&P)     amount        Value
                                                                    ------   ----------   --------   ----------   -----------
Long-term Municipal Bonds (Cont.)

Nebraska (1.7%)
   City of Lincoln, Nebraska, Lincoln Electric System Revenue and
      Refunding Bonds, Series 2002                                   5.000%  09/01/2015      Aa2     $1,595,000    $1,680,237
                                                                                                                   ----------
New Hampshire (3.2%)
   City of Manchester, New Hampshire, Water Revenue Bonds,
      Series 2003                                                    5.000%  12/01/2021      Aaa      1,510,000     1,541,000
   City of Manchester, New Hampshire, Water Revenue Bonds,
      Series 2003                                                    5.000%  12/01/2023      Aaa      1,580,000     1,594,489
                                                                                                                   ----------
                                                                                                                    3,135,489
                                                                                                                   ----------
New Jersey (1.6%)
   Passaic Valley Sewer Commissioners, State of New Jersey, Sewer
      System Bonds, Series F                                         5.000%  12/01/2018      Aaa      1,500,000     1,556,220
                                                                                                                   ----------
New York (1.4%)
   New York City, Municipal Water Finance Authority, Water and
      Sewer System Revenue Bonds, Fiscal 2003, Series D              5.000%  06/15/2016      Aa2      1,300,000     1,355,458
                                                                                                                   ----------
North Carolina (2.2%)
   City of Winston-Salem, North Carolina, Water and Sewer System
      Revenue and Revenue Refunding Bonds, Series 2001
      (Prerefunded to 6-01-2011 @100) (b)                            5.000%  06/01/2018      Aa2      1,000,000     1,098,470
   City of Charlotte, North Carolina, General Obligation
      Refunding Bonds, Series 2002B                                  5.000%  07/01/2021      Aaa      1,000,000     1,026,570
                                                                                                                   ----------
                                                                                                                    2,125,040
                                                                                                                   ----------
Ohio (8.0%)
   City of Columbus, Ohio, General Obligation Bonds, Various
      Purpose Unlimited Tax Bonds, Series 2000-1                     5.500%  11/15/2014      Aaa      2,400,000     2,628,624
   City of Cleveland, Ohio, Waterworks Refunding Revenue Bonds,
      Series J, 2001                                                 5.375%  01/01/2016      Aaa      1,000,000     1,078,220
   State of Ohio, Full Faith and Credit General Obligation
      Infrastructure Improvement Bonds, Series 2000 (Prerefunded
      to 2-01-2010 @ 100) (b)                                        5.750%  02/01/2016      Aa1      2,400,000     2,694,264
   City of Cincinnati, Ohio, Water System Revenue Bonds, Series
      2003                                                           5.000%  12/01/2020      Aa2      1,270,000     1,298,105
                                                                                                                   ----------
                                                                                                                    7,699,213
                                                                                                                   ----------
Oklahoma (1.3%)
   State of Oklahoma, General Obligation Bonds, Oklahoma Building
      Bonds Commission                                               5.000%  07/15/2018      Aaa      1,200,000     1,270,800
                                                                                                                   ----------
Oregon (5.7%)
   Newberg School District Number 29J, Yamhill, Clackamas and
      Washington Counties, Oregon, General Obligation Bonds,
      Series 2002                                                    5.250%  06/15/2015      Aaa      1,000,000     1,085,890
   Eagle Point School District Number 9, Jackson County, Oregon,
      General Obligation Bonds, Series 2000                          5.625%  06/15/2017      Aa3      1,500,000     1,635,060
   Reynolds School District Number 7, Multnomah County, Oregon,
      General Obligation Bonds, Series 2000                          5.000%  06/15/2018      Aa3      2,000,000     2,064,940
   Emerald People's Utility District, Lane County, Oregon            5.250%  11/01/2021      Aaa        705,000       737,945
                                                                                                                   ----------
                                                                                                                    5,523,835
                                                                                                                   ----------
Tennessee (5.6%)
   Tennessee State School Bonds Authority, Higher Educational
      Facilities Second Program Bonds, Series A                      5.400%  05/01/2013      Aa3      2,440,000     2,642,886

                 See accompanying notes to financial statements.

              STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                                                           Rating
                                                                    Coupon    Maturity    (Moody's    Principal
                                                                     rate       date       or S&P)     amount        Value
                                                                    ------   ----------   --------   ----------   -----------
Long-term Municipal Bonds (Cont.)

Tennessee (Cont.)
   Williamson County, Tennessee, General Obligation Public
      Improvement Bonds, Series 2000 (ULT) (Prerefunded to
      3-01-2010 @ 100) (b)                                           5.400%  03/01/2020      Aa1     $2,500,000   $ 2,759,100
                                                                                                                  -----------
                                                                                                                    5,401,986
                                                                                                                  -----------
Texas (11.0%)
   City of Dallas, Texas, (Dallas, Denton, Collin and Rockwall
      Counties), Waterworks and Sewer System Revenue Refunding
      Bonds, Series 2000                                             5.500%  10/01/2013      Aa2      2,400,000     2,602,080
   City of San Antonio, Texas, Electric and Gas Systems Revenue
      Bonds, New Series 2000A (Prerefunded to 2-01-2010 @ 100)
      (b)                                                            5.750%  02/01/2015      Aa1      2,400,000     2,681,328
   Plano Independent School District, (Collin County, Texas),
      School Building Unlimited Tax Bonds, Series 2000               5.125%  02/15/2016      Aaa      2,500,000     2,627,100
   Fort Bend Independent School District, (Fort Bend County,
      Texas), Unlimited Tax School Building Bonds, Series 2000       5.250%  08/15/2017      Aaa      2,550,000     2,685,430
                                                                                                                  -----------
                                                                                                                   10,595,938
                                                                                                                  -----------
Utah (0.7%)
   West Jordan Utah, General Obligation, Unlimited (a)               5.250%  04/01/2022      Aaa        680,000       703,208
                                                                                                                  -----------
Virginia (2.2%)
   Virginia Public School Authority, School Financing Bonds,
      (1997 Resolution) Series 1999A                                 5.000%  08/01/2016      Aaa      1,000,000     1,050,500
   Fairfax County Water Authority, Water Refunding Revenue Bonds,
      Series 1997                                                    5.000%  04/01/2021      Aaa      1,000,000     1,047,400
                                                                                                                  -----------
                                                                                                                    2,097,900
                                                                                                                  -----------
Wisconsin (2.7%)
   State of Wisconsin, General Obligation Bonds of 2000, Series D    5.300%  05/01/2018      Aa3      2,500,000     2,643,125
                                                                                                                  -----------
Total Long-term Municipal Bonds
   (cost $91,138,940)                                                                                              95,074,084
                                                                                                                  -----------

                                                           Shares       Value
                                                         ---------   -----------
Short-term Investments (1.3%)

   JP Morgan Vista Tax Free Money Market Fun             1,202,295   $ 1,202,295
                                                                     -----------
Total Short-term Investments
   (cost $1,202,295)                                                   1,202,295
                                                                     -----------
TOTAL INVESTMENTS (99.7%)
   (cost $92,341,235)                                                 96,276,379

OTHER ASSETS, NET OF LIABILITIES (0.3%)                                  328,995
                                                                     -----------
NET ASSETS (100.0%)                                                  $96,605,374
                                                                     ===========

(a)  Security purchased on a "when issued" basis.
(b) Advance Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to Aaa rated securities.

Long-term Municipal Bonds consisted of 24.21% Advanced Refund Bonds, 49.23% General Obligation Bonds, and 26.56% Municipal Revenue Bonds.

The credit rating of the long-term Municipal Bonds consisted of 65.71% Aaa rated and Advance Refund Bonds, 29.17% Aa1-Aa3 rated bonds, 1.07% A2 rated bonds and 4.05% rated less than A.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2004
                                   (Unaudited)

                                                        Shares or
                                                        principal
                                                         amount         Value
                                                       ----------   ------------
Short-term Investments (100.9%)

Agriculture, Foods, & Beverage (4.5%)
Coca-Cola
1.000%, 07/01/2004                                     $3,800,000   $ 3,800,000
                                                                    -----------
Automotive (19.0%)
FCAR Owner Trust Series I
1.060%, 07/14/2004                                      3,950,000     3,948,488
New Center Asset Trust
1.110%, 07/19/2004                                      4,000,000     3,997,780
Toyota Motor Credit Corp.
1.120%, 07/27/2004                                      4,220,000     4,216,586
American Honda Finance Corp.
1.030%, 07/29/2004                                      3,950,000     3,946,836
                                                                    -----------
                                                                     16,109,690
                                                                    -----------
Chemicals (4.7%)
EI du Pont de Nemours and Co.
1.030%, 07/12/2004                                      4,000,000     3,998,741
                                                                    -----------
Computers (2.1%)
International Business Machines Corp.
1.290%, 07/14/2004                                      1,800,000     1,799,162
                                                                    -----------
Consumer & Marketing (3.4%)
The Procter & Gamble Co. (a)
1.170%, 07/20/2004                                      2,895,000     2,893,212
                                                                    -----------
Financial Services (16.1%)
ChevronTexaco Funding Corp.
1.000%, 07/06/2004                                      3,300,000     3,299,542
Citicorp
1.120%, 07/23/2004                                      2,000,000     1,998,631
Household Finance Corp.
1.230%, 08/13/2004                                      4,000,000     3,994,123
General Electric Capital Corp.
1.300%, 08/16/2004                                      4,300,000     4,292,857
                                                                    -----------
                                                                     13,585,153
                                                                    -----------
Government Agency Securities (32.3%)
Federal National Mortgage Association
1.015%, 07/01/2004                                      2,000,000     2,000,000
1.070%, 07/21/2004                                      1,128,000     1,127,330
1.080%, 07/28/2004                                      8,100,000     8,093,585
1.156%, 08/11/2004                                      4,000,000     3,994,734
Federal Home Loan Mortgage Corp.
1.150%, 08/10/2004                                      4,250,000     4,244,569
1.270%, 08/23/2004                                      3,900,000     3,892,708
1.340%, 08/31/2004                                      4,000,000     3,990,918
                                                                    -----------
                                                                     27,343,844
                                                                    -----------
Health Care (9.4%)
Pfizer Inc.
1.070%, 07/26/2004                                      4,000,000     3,997,028
Eli Lilly & Co. (a)
1.520%, 10/14/2004                                     $4,000,000   $ 3,982,266
                                                                    -----------
                                                                      7,979,294
                                                                    -----------
Registered Investment Companies (4.7%)
JP Morgan Vista Treasury Plus Money
    Market Fund                                         3,979,771     3,979,771
                                                                    -----------
Telecom & Telecom Equipment (4.7%)
BellSouth Corp.
1.030%, 07/06/2004                                      4,000,000     3,999,428
                                                                    -----------
Total Short-term Investments
(cost $85,488,295)                                                   85,488,295
                                                                    -----------
TOTAL INVESTMENTS (100.9%)
(cost $85,488,295)                                                   85,488,295

LIABILITIES, NET OF OTHER ASSETS (-0.9%)                               (733,398)
                                                                    -----------
NET ASSETS (100.0%)                                                 $84,754,897
                                                                    ===========

(a) Securities exempt from registration under Section4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the value of these securities amounted to $6,875,478 or 8.1% of net assets.

                 See accompanying notes to financial statements.

                          STATE FARM MUTUAL FUND TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  June 30, 2004
                                   (Unaudited)

                                                                    Equity       Small Cap    International
                                                                     Fund       Equity Fund    Equity Fund
                                                                 ------------   -----------   -------------
Assets
   Investments in securities

      At identified cost                                         $218,033,745    97,548,611    58,394,386
                                                                 ============   ===========    ==========
      At market value                                            $234,751,102   110,525,747    62,959,721
      In Master Portfolios                                                 --            --            --
   Cash                                                                    --            --            --
   Foreign currencies at value (cost $10,814)                              --            --        10,680
   Receivable for:
      Dividends and interest                                          266,300       102,847       132,246
      Shares of the Fund sold                                          96,008       102,220        38,089
      Securities sold                                                      --        91,093       161,513
      Expense cap reimbursement                                            --         4,001        25,109
      Distribution Fee Waiver                                              --            --            --
      Unrealized gain on forward foreign currency contracts                --            --         6,008
   Prepaid expenses                                                    25,855        23,812        22,328
                                                                 ------------   -----------    ----------
      Total assets                                                235,139,265   110,849,720    63,355,694
                                                                 ------------   -----------    ----------
Liabilities and Net Assets
   Dividends to shareowners                                                --            --            --
   Payable for:
      Shares of the Fund redeemed                                      32,757        13,504        12,825
      Securities purchased                                                 --       166,559        53,179
      Unrealized loss on forward foreign currency contracts                --            --        27,463
      Distribution Fees                                               116,334        97,718        60,490
      Manager                                                         469,205       309,835       222,830
   Accrued liabilities                                                 38,229        28,123        25,321
                                                                 ------------   -----------    ----------
      Total Liabilities                                               656,525       615,739       402,108
                                                                 ------------   -----------    ----------
   Net assets applicable to shares outstanding of common stock   $234,482,740   110,233,981    62,953,586
                                                                 ============   ===========    ==========
Analysis of Net Assets
   Paid-in-capital                                               $221,372,114   101,670,942    67,796,598
   Accumulated net realized gain (loss)                            (4,561,188)   (4,060,218)   (9,535,069)
   Net unrealized appreciation (depreciation)                      16,717,359    12,977,136     4,544,945
   Undistributed (accumulated) net investment income (loss)           954,455      (353,879)      147,112
                                                                 ------------   -----------    ----------
   Net assets applicable to shares outstanding                   $234,482,740   110,233,981    62,953,586
                                                                 ============   ===========    ==========
   Class A Shares:
   Fund shares outstanding                                         10,877,313     6,229,998     3,752,648
   Net assets applicable to shares outstanding                   $ 89,301,067    61,187,848    31,857,602
                                                                 ============   ===========    ==========
   Net asset value                                               $       8.21          9.82          8.49
                                                                 ============   ===========    ==========
   Maximum offering price                                        $       8.46         10.12          8.75
                                                                 ============   ===========    ==========
   Class B Shares:
   Fund shares outstanding                                          4,893,601     3,972,002     3,048,820
   Net assets applicable to shares outstanding                   $ 39,880,622    38,494,750    25,698,747
                                                                 ============   ===========    ==========
   Net asset value                                               $       8.15          9.69          8.43
                                                                 ============   ===========    ==========
   Institutional Shares:
   Fund shares outstanding                                         13,104,004     1,066,075       637,317
   Net assets applicable to shares outstanding                   $105,301,051    10,551,383     5,397,237
                                                                 ============   ===========    ==========
   Net asset value                                               $       8.04          9.90          8.47
                                                                 ============   ===========    ==========

                 See accompanying notes to financial statements.

   S&P 500      Small Cap    International    Equity and        Bond      Tax Advantaged   Money Market
 Index Fund     Index Fund     Index Fund      Bond Fund        Fund         Bond Fund         Fund
------------   -----------   -------------   ------------   -----------   --------------   ------------

          --            --            --      152,494,721   233,043,684     92,341,235      85,488,295
 ===========   ===========    ==========     ============   ===========     ==========      ==========
          --            --            --      155,436,100   232,533,230     96,276,379      85,488,295
 397,830,246   199,038,420    87,078,039               --            --             --              --
          --            --            --          111,912            --             --              --
          --            --            --               --            --             --              --

          --            --            --               --     2,403,458      1,261,246           1,397
     410,545       149,035        50,449           96,079       133,560        321,828         151,178
          --            --            --               --            --             --              --
          --         5,523         9,793            8,700            --             --           2,274
          --            --            --               --            --             --               1
          --            --            --               --            --             --              --
      39,203        27,877        15,367           20,119        26,043         22,972          21,965
 -----------   -----------    ----------     ------------   -----------     ----------      ----------
 398,279,994   199,220,855    87,153,648      155,672,910   235,096,291     97,882,425      85,665,110
 -----------   -----------    ----------     ------------   -----------     ----------      ----------

          --            --            --               --            --             --             909

     125,080        22,626         9,333          609,000       263,551        363,281         763,946
          --            --            --               --     1,525,563        702,984              --
          --            --            --               --            --             --              --
     317,638       163,079        77,057          143,187       149,725         93,717          33,348
     473,717       291,560       143,817           93,416       214,850        107,509          95,009
     118,038        68,218        45,152           25,853        49,888          9,560          17,001
 -----------   -----------    ----------     ------------   -----------     ----------      ----------
   1,034,473       545,483       275,359          871,456     2,203,577      1,277,051         910,213
 -----------   -----------    ----------     ------------   -----------     ----------      ----------
 397,245,521   198,675,372    86,878,289      154,801,454   232,892,714     96,605,374      84,754,897
 ===========   ===========    ==========     ============   ===========     ==========      ==========

 365,700,900   170,385,505    85,366,773      151,857,413   233,997,765     92,774,524      84,754,897
  69,208,105     6,471,795     5,992,892          (12,304)     (594,597)      (104,294)             --
 (39,066,770)   21,616,834    (5,340,708)       2,941,379      (510,454)     3,935,144              --
   1,403,286       201,238       859,332           14,966            --             --              --
 -----------   -----------    ----------     ------------   -----------     ----------      ----------
 397,245,521   198,675,372    86,878,289      154,801,454   232,892,714     96,605,374      84,754,897
 ===========   ===========    ==========     ============   ===========     ==========      ==========

  28,881,408     9,364,018     4,996,217       10,361,957    10,635,637      5,766,015      70,995,092
 250,976,774   116,322,797    45,812,002       95,674,061   111,052,312     62,376,486      70,995,092
 ===========   ===========    ==========     ============   ===========     ==========      ==========
        8.69         12.42          9.17             9.23         10.44          10.82            1.00
 ===========   ===========    ==========     ============   ===========     ==========      ==========
        8.96         12.80          9.45             9.52         10.76          11.15              --
 ===========   ===========    ==========     ============   ===========     ==========      ==========

  12,744,365     5,042,478     3,531,169        5,757,658     4,920,379      3,147,444       5,982,298
 110,512,925    62,309,430    32,294,096       53,210,735    51,393,923     34,054,239       5,982,298
 ===========   ===========    ==========     ============   ===========     ==========      ==========
        8.67         12.36          9.15             9.24         10.45          10.82            1.00
 ===========   ===========    ==========     ============   ===========     ==========      ==========

   4,096,791     1,594,692       953,023          644,088     6,754,841         16,134       7,777,507
  35,755,822    20,043,145     8,772,191     $  5,916,658    70,446,479        174,650       7,777,507
 ===========   ===========    ==========     ============   ===========     ==========      ==========
        8.73         12.57          9.20     $       9.19         10.43          10.82            1.00
 ===========   ===========    ==========     ============   ===========     ==========      ==========

                 See accompanying notes to financial statements.

                          STATE FARM MUTUAL FUND TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  June 30, 2004
                                   (Unaudited)

                                                                  LifePath      LifePath      LifePath     LifePath     LifePath
                                                                Income Fund    2010 Fund     2020 Fund     2030 Fund    2040 Fund
                                                                -----------   -----------   -----------   ----------   ----------
Assets
   Investments in securities

      At identified cost                                        $        --            --            --           --           --
                                                                ===========   ===========   ===========   ==========   ==========
      At market value                                           $        --            --            --           --           --
      In Master Portfolios                                       58,722,296   113,792,076   155,695,269   90,663,256   51,210,269
   Cash                                                                  --            --            --           --           --
   Foreign currencies at value                                           --            --            --           --           --
   Receivable for:
      Dividends and interest                                             --            --            --           --           --
      Shares of the Fund sold                                       184,217       366,109       400,161      190,039      142,214
      Securities sold                                                    --            --            --           --           --
      Expense cap reimbursement                                       9,654         8,706         9,700       15,155       21,416
      Unrealized gain on forward foreign currency contracts              --            --            --           --           --
   Prepaid expenses                                                  19,055        28,760        37,842       28,631       26,161
                                                                -----------   -----------   -----------   ----------   ----------
      Total assets                                               58,935,222   114,195,651   156,142,972   90,897,081   51,400,060
                                                                -----------   -----------   -----------   ----------   ----------
Liabilities and Net Assets
   Dividends to shareowners                                              --            --            --           --           --
   Payable for:
      Shares of the Fund redeemed                                    29,650        21,943        33,289       59,572       17,846
      Securities purchased                                               --            --            --           --           --
      Unrealized loss on forward foreign currency contracts              --            --            --           --           --
      Distribution Fees                                              37,007        75,296       103,256       58,238       32,937
      Manager                                                       117,739       196,626       264,969      166,603      114,641
   Accrued liabilities                                               20,615        27,031        30,972       24,425       24,266
                                                                -----------   -----------   -----------   ----------   ----------
      Total Liabilities                                             205,011       320,896       432,486      308,838      189,690
                                                                -----------   -----------   -----------   ----------   ----------
   Net assets applicable to shares outstanding of
      common stock                                              $58,730,211   113,874,755   155,710,486   90,588,243   51,210,370
                                                                ===========   ===========   ===========   ==========   ==========
Analysis of Net Assets
   Paid-in-capital                                               57,635,545   110,703,801   149,802,131   86,381,035   48,836,447
   Accumulated net realized gain (loss)                           1,424,270     2,938,651       450,566    4,424,004     (330,398)
   Net unrealized appreciation (depreciation)                      (322,637)     (113,747)    5,111,862     (368,614)   2,648,718
   Undistributed (accumulated) net investment income (loss)          (6,967)      346,050       345,927      151,818       55,603
                                                                -----------   -----------   -----------   ----------   ----------
   Net assets applicable to shares outstanding                  $58,730,211   113,874,755   155,710,486   90,588,243   51,210,370
                                                                ===========   ===========   ===========   ==========   ==========
   Class A Shares:
   Fund shares outstanding                                        4,392,958     7,414,976     9,428,165    4,905,580    2,583,840
   Net assets applicable to shares outstanding                  $47,517,160    83,535,316   110,801,604   59,382,896   32,109,850
                                                                ===========   ===========   ===========   ==========   ==========
   Net asset value                                              $     10.82         11.27         11.75        12.11        12.43
                                                                ===========   ===========   ===========   ==========   ==========
   Maximum offering price                                       $     11.15         11.62         12.11        12.48        12.81
                                                                ===========   ===========   ===========   ==========   ==========
   Class B Shares:
   Fund shares outstanding                                          606,690     1,878,319     2,649,071    1,606,715      936,704
   Net assets applicable to shares outstanding                  $ 6,552,392    21,077,147    31,051,320   19,354,586   11,615,621
                                                                ===========   ===========   ===========   ==========   ==========
   Net asset value                                              $     10.80         11.22         11.72        12.05        12.40
                                                                ===========   ===========   ===========   ==========   ==========
   Institutional Shares:
   Fund shares outstanding                                          430,007       817,530     1,171,962      975,230      599,935
   Net assets applicable to shares outstanding                  $ 4,660,659     9,262,292    13,857,562   11,850,761    7,484,899
                                                                ===========   ===========   ===========   ==========   ==========
   Net asset value                                              $     10.84         11.33         11.82        12.15        12.48
                                                                ===========   ===========   ===========   ==========   ==========

                 See accompanying notes to financial statements.

                      (This page intentionally left blank.)

                          STATE FARM MUTUAL FUND TRUST
                            STATEMENTS OF OPERATIONS
                         Six Months Ended June 30, 2004
                                   (Unaudited)

                                                        Equity     Small Cap   International    S&P 500     Small Cap  International
                                                         Fund     Equity Fund   Equity Fund   Index Fund   Index Fund    Index Fund
                                                     -----------  -----------  -------------  -----------  ----------  -------------
Investment Income: (a)
   Dividends                                         $ 2,041,957      457,137     880,873       2,819,691     963,574    1,358,227
   Interest                                               48,560       14,308       7,331          51,685      39,605        8,259
   Securities lending - net                                   --           --          --          12,545      50,049       27,937
   Tax-exempt interest                                        --           --          --              --          --           --
                                                     -----------   ----------    --------     -----------  ----------   ----------
                                                       2,090,517      471,445     888,204       2,883,921   1,053,228    1,394,423
   Less: foreign withholding taxes                       (45,408)      (4,309)   (104,402)             --          --      (70,237)
   Less: portfolio expenses of Master Portfolios              --           --          --         (88,402)    (88,800)     (99,854)
                                                     -----------   ----------    --------     -----------  ----------   ----------
      Total investment income                          2,045,109      467,136     783,802       2,795,519     964,428    1,224,332

Expenses:
   Investment advisory and management fees               653,389      426,798     243,801         262,866     221,713       98,437
   Distribution fees Class A                             103,158       73,976      38,270         274,441     128,709       51,033
   Distribution fees Class B                             120,896      122,877      82,135         325,981     186,762       99,184
   Shareholder servicing fees                            149,656      121,236      69,860         399,818     200,540       89,181
   Blue sky registration fees                             24,929       18,813      15,616          35,452      23,899       23,473
   Reports to shareowners                                 21,969       13,636       7,714          84,455      44,911       21,418
   Professional fees                                      16,034       14,383      14,879          15,136      12,635       13,781
   Errors & omissions insurance                            8,238        3,739       2,260          13,802       5,656        2,407
   Custodian fees                                          3,501        7,840      54,953              --          --           --
   Trustees' fees and expenses                             2,295        1,172         641           3,437       1,840          800
   Security valuation fees                                 1,418        2,211       6,841              --          --           --
   ICI dues                                                1,199          593         424           1,978       1,034          491
   Fidelity bond expense                                     713          357         205           1,083         508          215
   Index license fees                                         --           --          --          15,698       9,955       15,541
                                                     -----------   ----------    --------     -----------  ----------   ----------
      Total expenses                                   1,107,395      807,631     537,599       1,434,147     838,162      415,961
      Less: expense reimbursement from Manager                --       (9,394)    (42,582)             --     (11,893)     (20,602)
                                                     -----------   ----------    --------     -----------  ----------   ----------
      Net expenses                                     1,107,395      798,237     495,017       1,434,147     826,269      395,359
                                                     -----------   ----------    --------     -----------  ----------   ----------
      Less: additional expense waiver                         --           --          --              --          --           --
                                                     -----------   ----------    --------     -----------  ----------   ----------
      Net expenses net of waiver                       1,107,395      798,237     495,017       1,434,147     826,269      395,359
                                                     -----------   ----------    --------     -----------  ----------   ----------

Net investment income                                    937,714     (331,101)    288,785       1,361,372     138,159      828,973

Realized and unrealized gain (loss):
   Net realized gain (loss) on sales of investments      500,997    1,561,162     405,470      77,112,482   6,166,369   11,754,412
   Net realized loss on forward foreign currency
      contracts                                               --           --     (25,398)             --          --           --
   Net realized gain (loss) on foreign currency
      transactions                                            --           --      13,375              --          --      (11,722)
   Net realized gain (loss) on future contracts               --           --          --         216,754     203,011       69,209
   Change in net unrealized gain (loss) on open
      futures contracts                                       --           --          --        (110,176)     96,614      (40,170)
   Change in net unrealized appreciation or
      depreciation on investments and foreign
      currency transactions                            4,465,172   (1,728,883)    (82,903)    (68,601,473)  3,607,850   (8,956,015)
                                                     -----------   ----------    --------     -----------  ----------   ----------
Net realized and unrealized gain (loss) on
   investments                                         4,966,169     (167,721)    310,544       8,617,587  10,073,844    2,815,714
                                                     -----------   ----------    --------     -----------  ----------   ----------
Net change in net assets resulting from operations   $ 5,903,883     (498,822)    599,329       9,978,959  10,212,003    3,644,687
                                                     ===========   ==========    ========     ===========  ==========   ==========

(a) Components of investment income for the S&P 500 Index, Small Cap Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds reflect each Fund's proportionate income from its Master Portfolio.

                 See accompanying notes to financial statements.

Equity and     Bond     Tax Advantaged  Money Market    LifePath   LifePath 2010  LifePath 2020  LifePath 2030  LifePath 2040
 Bond Fund     Fund        Bond Fund        Fund      Income Fund      Fund            Fund           Fund           Fund
----------  ----------  --------------  ------------  -----------  -------------  -------------  -------------  -------------
 1,254,816          --            --           --        113,937       281,099        500,010        337,605        216,940
       542   4,944,756            --      407,782        446,367       614,297        576,946        225,426         62,278
        --          --            --           --          4,222         4,835          5,662          2,089            754
        --          --     2,204,043           --             --            --             --             --             --
 ---------  ----------    ----------      -------     ----------    ----------      ---------     ----------      ---------
 1,255,358   4,944,756     2,204,043      407,782        564,526       900,231      1,082,618        565,120        279,972
        --          --            --           --           (682)       (2,990)        (4,434)        (2,977)        (1,489)
        --          --            --           --        (78,776)     (133,061)      (172,977)       (95,805)       (51,236)
 ---------  ----------    ----------      -------     ----------    ----------      ---------     ----------      ---------
 1,255,358   4,944,756     2,204,043      407,782        485,068       764,180        905,207        466,338        227,247

        --     111,042        48,091       39,605         85,179       147,423        197,282        112,282         61,208
   112,632     132,369        76,653       49,526         49,090        76,579         99,758         51,703         27,320
   166,861     163,904       112,742       15,782         17,499        52,444         75,223         46,163         26,433
   176,326     195,409       120,015       89,717         55,820        96,750        128,690         69,458         37,486
    22,198      25,062        19,450       20,955         26,864        28,117         33,799         27,898         24,050
    17,983      33,597         1,760       10,943         10,614        19,705         28,723         23,967         22,559
     6,777      11,346        10,091        8,147         13,213        16,214         11,537         10,253         12,814
     5,742       9,870         3,698        3,544            747         1,274          1,726            958            522
        --       2,730           466        1,566             --            --             --             --             --
     1,573       2,407         1,083          875            424           742          1,052            597            322
        --       8,680         6,920           --             --            --             --             --             --
       996       1,412           606          326            175           246            302            151             75
       515         880           859          308             79           135            184            104             56
        --          --            --           --             --            --             --             --             --
 ---------  ----------    ----------      -------     ----------    ----------      ---------     ----------      ---------
   511,603     698,708       402,434      241,294        259,704       439,629        578,276        343,534        212,845
   (55,784)         --            --       (7,079)       (27,783)      (24,441)       (21,468)       (31,966)       (43,094)
 ---------  ----------    ----------      -------     ----------    ----------      ---------     ----------      ---------
   455,819     698,708       402,434      234,215        231,921       415,188        556,808        311,568        169,751
 ---------  ----------    ----------      -------     ----------    ----------      ---------     ----------      ---------
        --          --            --           (1)            --            --             --             --             --
 ---------  ----------    ----------      -------     ----------    ----------      ---------     ----------      ---------
   455,819     698,708       402,434      234,214        231,921       415,188        556,808        311,568        169,751
 ---------  ----------    ----------      -------     ----------    ----------      ---------     ----------      ---------

   799,539   4,246,048     1,801,609      173,568        253,147       348,992        348,399        154,770         57,496

        --      61,140           553           --      1,429,334     2,933,174        448,258      4,426,344       (334,886)
        --          --            --           --             --            --             --             --             --
        --          --            --           --            484          (514)        (1,586)        (1,089)         2,142
        --          --            --           --             --            --             --             --             --
        --          --            --           --             --            --             --             --             --
 1,311,856  (4,892,546)   (2,947,247)          --     (1,601,314)   (2,735,870)       780,343     (3,145,375)     1,085,417
 ---------  ----------    ----------      -------     ----------    ----------      ---------     ----------      ---------
 1,311,856  (4,831,406)   (2,946,694)          --       (171,496)      196,790      1,227,015      1,279,880        752,673
 ---------  ----------    ----------      -------     ----------    ----------      ---------     ----------      ---------
 2,111,395    (585,358)   (1,145,085)     173,568         81,651       545,782      1,575,414      1,434,650        810,169
 =========  ==========    ==========      =======     ==========    ==========      =========     ==========      =========

                 See accompanying notes to financial statements.

                          STATE FARM MUTUAL FUND TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                Equity
                                                                                 Fund
                                                                     ---------------------------
Six months ended June 30, 2004 (unaudited) and the year
ended December 31, 2003                                                  2004           2003
------------------------------------------------------------------   ------------   ------------
From operations:
   Net investment income                                             $    937,714      1,309,525
   Net realized gain (loss)                                               500,997       (577,465)
   Change in net unrealized appreciation or depreciation                4,465,172     32,791,905
                                                                     ------------   ------------
Net change in net assets resulting from operations                      5,903,883     33,523,965

Distributions to shareowners from and in excess of:

   Net investment income:
      Class A Shares                                                          133       (405,992)
      Class B Shares                                                          (27)       (82,093)
      Institutional Shares                                                   (708)      (809,985)
                                                                     ------------   ------------
                                                                             (602)    (1,298,070)
   Net realized gain:
      Class A Shares                                                           --             --
      Class B Shares                                                           --             --
      Institutional Shares                                                     --             --
                                                                     ------------   ------------
                                                                               --             --
Total distributions to shareowners                                           (602)    (1,298,070)

From Fund share transactions:
   Proceeds from shares sold                                           37,283,235     80,140,740
   Reinvestment of distributions                                               --      1,231,370
                                                                     ------------   ------------
                                                                       37,283,235     81,372,110
   Less payments for shares redeemed                                   (8,858,878)   (10,404,529)
                                                                     ------------   ------------
Net increase in net assets from Fund share transactions                28,424,357     70,967,581
                                                                     ------------   ------------
Total increase in net assets                                           34,327,638    103,193,476
                                                                     ------------   ------------
Net assets:
   Beginning of period                                                200,155,102     96,961,626
                                                                     ------------   ------------
   End of period                                                     $234,482,740    200,155,102
                                                                     ============   ============
Including undistributed (accumulated) net investment income (loss)   $    954,455         17,343
                                                                     ============   ============

                See accompanying notes to financial statements.

        Small Cap                International                 S&P 500                    Small Cap
       Equity Fund                Equity Fund                 Index Fund                  Index Fund
-------------------------   -----------------------   -------------------------   -------------------------
    2004          2003         2004         2003          2004          2003          2004          2003
-----------   -----------   ----------   ----------   -----------   -----------   -----------   -----------
   (331,101)     (307,503)     288,785      145,697     1,361,372     1,734,614       138,159       314,687
  1,561,162    (1,744,122)     393,447   (3,355,086)   77,329,236       384,182     6,369,380    10,525,899
 (1,728,883)   27,670,106      (82,903)  17,628,619   (68,711,649)   49,929,115     3,704,464    29,453,954
-----------   -----------   ----------   ----------   -----------   -----------   -----------   -----------
   (498,822)   25,618,481      599,329   14,419,230     9,978,959    52,047,911    10,212,003    40,294,540

         --            --           35     (275,831)         (783)   (1,180,969)           17      (295,866)
         --            --            1     (157,111)          102      (298,877)          (64)       (6,064)
         --            --         (108)     (62,820)         (534)     (238,027)         (597)      (88,020)
-----------   -----------   ----------   ----------   -----------   -----------   -----------   -----------
         --            --          (72)    (495,762)       (1,215)   (1,717,873)         (644)     (389,950)

         --            --           --           --            --            --            --      (369,789)
         --            --           --           --            --            --            --      (221,837)
         --            --           --           --            --            --            --       (56,853)
-----------   -----------   ----------   ----------   -----------   -----------   -----------   -----------
         --            --           --           --            --            --            --      (648,479)

         --            --          (72)    (495,762)       (1,215)   (1,717,873)         (644)   (1,038,429)

 14,771,988    29,695,693    5,237,503    7,442,714   107,255,570   163,659,401    42,501,220    56,274,100
         --            --           --      145,086     1,525,505            --       668,658            --
-----------   -----------   ----------   ----------   -----------   -----------   -----------   -----------
 14,771,988    29,695,693    5,237,503    7,587,800   108,781,075   163,659,401    43,169,878    56,274,100
 (5,260,669)   (4,379,705)  (1,481,277)  (1,461,529)  (20,651,683)  (24,422,639)   (8,311,316)   (6,616,478)
-----------   -----------   ----------   ----------   -----------   -----------   -----------   -----------
  9,511,319    25,315,988    3,756,226    6,126,271    88,129,392   139,236,762    34,858,562    49,657,622
-----------   -----------   ----------   ----------   -----------   -----------   -----------   -----------
  9,012,497    50,934,469    4,355,483   20,049,739    98,107,136   189,566,800    45,069,921    88,913,733
-----------   -----------   ----------   ----------   -----------   -----------   -----------   -----------

101,221,484    50,287,015   58,598,103   38,548,364   299,138,385   109,571,585   153,605,451    64,691,718
-----------   -----------   ----------   ----------   -----------   -----------   -----------   -----------
110,233,981   101,221,484   62,953,586   58,598,103   397,245,521   299,138,385   198,675,372   153,605,451
===========   ===========   ==========   ==========   ===========   ===========   ===========   ===========
   (353,879)           --      147,112     (141,601)    1,403,286        43,129       201,238        63,723
===========   ===========   ==========   ==========   ===========   ===========   ===========   ===========

                 See accompanying notes to financial statements.

                        STATE FARM MUTUAL FUND TRUST FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                           International
                                                                             Index Fund
                                                                     ------------------------
                                                                         2004          2003
                                                                     -----------   ----------
Six months ended June 30, 2004 (unaudited) and
   the year ended December 31, 2003
From operations:
   Net investment income                                             $   828,973      603,309
   Net realized gain (loss)                                           11,811,899     (473,774)
   Change in net unrealized appreciation or depreciation              (8,996,185)  18,025,707
                                                                     -----------   ----------
Net change in net assets resulting from operations                     3,644,687   18,155,242

Distributions to shareowners from and in excess of:

   Net investment income:
      Class A Shares                                                        (519)    (380,736)
      Class B Shares                                                          21     (211,255)
      Institutional Shares                                                  (174)     (85,816)
                                                                     -----------   ----------
                                                                            (672)    (677,807)

   Net realized gain:
      Class A Shares                                                          --           --
      Class B Shares                                                          --           --
      Institutional Shares                                                    --           --
                                                                     -----------   ----------
                                                                              --           --
Total distributions to shareowners                                          (672)    (677,807)

From Fund share transactions:
   Proceeds from shares sold                                          14,527,007   14,256,244
   Reinvestment of distributions                                              --      269,416
                                                                     -----------   ----------
                                                                      14,527,007   14,525,660
   Less payments for shares redeemed                                  (2,365,433)  (1,917,906)
                                                                     -----------   ----------
Net increase in net assets from Fund share transactions               12,161,574   12,607,754
                                                                     -----------   ----------
Total increase in net assets                                          15,805,589   30,085,189
                                                                     -----------   ----------

Net assets:
   Beginning of period                                                71,072,700   40,987,511
                                                                     -----------   ----------
   End of period                                                     $86,878,289   71,072,700
                                                                     ===========   ==========
Including undistributed (accumulated) net
   investment income (loss)                                          $   859,332       31,031
                                                                     ===========   ==========

                 See accompanying notes to financial statements.

       Equity and                      Bond                  Tax Advantaged               Money Market
        Bond Fund                      Fund                     Bond Fund                     Fund
-------------------------   -------------------------   ------------------------   -------------------------
    2004          2003          2004          2003         2004          2003          2004          2003
-----------   -----------   -----------   -----------   ----------   -----------   -----------   -----------

    799,539     1,893,018     4,246,048     6,721,159    1,801,609     3,265,744       173,568       351,863
         --         5,456        61,140      (655,737)         553      (102,062)           --            --
  1,311,856    13,976,458    (4,892,546)     (863,354)  (2,947,247)    1,395,484            --            --
-----------   -----------   -----------   -----------   ----------   -----------   -----------   -----------
  2,111,395    15,874,932      (585,358)    5,202,068   (1,145,085)    4,559,166       173,568       351,863

   (560,075)   (1,237,982)   (1,992,888)   (3,176,919)  (1,192,854)   (2,086,321)     (141,819)     (290,823)
   (198,507)     (560,166)     (848,210)   (1,472,291)    (605,039)   (1,172,933)         (913)       (7,819)
    (47,823)      (88,175)   (1,404,950)   (2,071,949)      (3,716)       (6,490)      (30,836)      (53,221)
-----------   -----------   -----------   -----------   ----------   -----------   -----------   -----------
   (806,405)   (1,886,323)   (4,246,048)   (6,721,159)  (1,801,609)   (3,265,744)     (173,568)     (351,863)

         --       (27,828)           --            --           --            --            --            --
         --       (16,473)           --            --           --            --            --            --
         --        (1,570)           --            --           --            --            --            --
-----------   -----------   -----------   -----------   ----------   -----------   -----------   -----------
         --       (45,871)           --            --           --            --            --            --
   (806,405)   (1,932,194)   (4,246,048)   (6,721,159)  (1,801,609)   (3,265,744)     (173,568)     (351,863)


 24,673,861    50,420,409    40,085,853   116,829,702   10,462,608    30,913,396    64,442,637   118,836,004
    569,353     1,245,137     3,559,522     5,543,620      554,844     1,267,241       156,753       317,358
-----------   -----------   -----------   -----------   ----------   -----------   -----------   -----------
 25,243,214    51,665,546    43,645,375   122,373,322   11,017,452    32,180,637    64,599,390   119,153,362
 (8,516,827)  (12,268,534)  (18,394,513)  (31,369,872)  (6,465,871)  (14,255,035)  (57,531,937)  (85,708,645)
-----------   -----------   -----------   -----------   ----------   -----------   -----------   -----------
 16,726,387    39,397,012    25,250,862    91,003,450    4,551,581    17,925,602     7,067,453    33,444,717
-----------   -----------   -----------   -----------   ----------   -----------   -----------   -----------
 18,031,377    53,339,750    20,419,456    89,484,359    1,604,887    19,219,024     7,067,453    33,444,717
-----------   -----------   -----------   -----------   ----------   -----------   -----------   -----------

136,770,077    83,430,327   212,473,258   122,988,899   95,000,487    75,781,463    77,687,444    44,242,727
-----------   -----------   -----------   -----------   ----------   -----------   -----------   -----------
154,801,454   136,770,077   232,892,714   212,473,258   96,605,374    95,000,487    84,754,897    77,687,444
===========   ===========   ===========   ===========   ==========   ===========   ===========   ===========

     14,966        21,832            --            --           --            --            --            --
===========   ===========   ===========   ===========   ==========   ===========   ===========   ===========

                 See accompanying notes to financial statements.

                          STATE FARM MUTUAL FUND TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                             LifePath
                                                                            Income Fund
                                                                     -------------------------
                                                                         2004          2003
                                                                     -----------   -----------
Six months ended June 30, 2004 (unaudited) and
   the period ended December 31, 2003 (a)

From operations:
   Net investment income                                             $   253,147       119,665
   Net realized gain (loss)                                            1,429,818         7,122
   Change in net unrealized appreciation or depreciation              (1,601,314)    1,278,677
                                                                     -----------   -----------
Net change in net assets resulting from operations                        81,651     1,405,464

Distributions to shareowners from and in excess of:

   Net investment income:
      Class A Shares                                                    (211,265)      (98,598)
      Class B Shares                                                     (20,557)       (8,566)
      Institutional Shares                                               (28,697)      (12,164)
                                                                     -----------   -----------
                                                                        (260,519)     (119,328)

   Net realized gain:
      Class A Shares                                                          --       (12,582)
      Class B Shares                                                          --        (1,698)
      Institutional Shares                                                    --        (1,094)
                                                                     -----------   -----------
                                                                              --       (15,374)

Total distributions to shareowners                                      (260,519)     (134,702)

From Fund share transactions:
   Proceeds from shares sold                                          26,253,581    38,364,834
   Reinvestment of distributions                                         358,425        18,316
                                                                     -----------   -----------
                                                                      26,612,006    38,383,150
   Less payments for shares redeemed                                  (5,780,735)   (1,576,104)
                                                                     -----------   -----------
Net increase (decrease) in net assets from Fund share transactions    20,831,271    36,807,046
                                                                     -----------   -----------
Total increase in net assets                                          20,652,403    38,077,808
                                                                     -----------   -----------

Net assets:
   Beginning of period                                                38,077,808            --
                                                                     -----------   -----------
   End of period                                                     $58,730,211   $38,077,808
                                                                     ===========   ===========
Including undistributed (accumulated) net investment income (loss)   $    (6,967)          405
                                                                     ===========   ===========

(a)  From commencement of operations May 9, 2003 to December 31, 2003.

                 See accompanying notes to financial statements.

        LifePath                   LifePath                  LifePath                  LifePath
        2010 Fund                  2020 Fund                 2030 Fund                 2040 Fund
------------------------   ------------------------   -----------------------   -----------------------
    2004         2003          2004         2003         2004         2003         2004         2003
-----------   ----------   -----------   ----------   ----------   ----------   ----------   ----------
    348,992      140,579       348,399      181,870      154,770      100,449       57,496       40,624
  2,932,660        9,347       446,672        5,123    4,425,255       (1,098)    (332,744)         296
 (2,735,870)   2,622,123       780,343    4,331,519   (3,145,375)   2,776,761    1,085,417    1,563,301
-----------   ----------   -----------   ----------   ----------   ----------   ----------   ----------
    545,782    2,772,049     1,575,414    4,518,512    1,434,650    2,876,112      810,169    1,604,221

        113     (106,950)         (133)    (135,575)         258      (65,424)        (167)     (26,146)
        (20)     (18,687)          (26)     (26,226)          46      (14,518)         117       (5,951)
        199      (16,412)          135      (21,414)        (347)     (21,533)         (11)      (8,810)
-----------   ----------   -----------   ----------   ----------   ----------   ----------   ----------
        292     (142,049)          (24)    (183,215)         (43)    (101,475)         (61)     (40,907)

         --       (6,105)           --       (4,312)          --       (2,565)          --         (511)
         --       (1,725)           --       (1,298)          --         (949)          --         (216)
         --         (636)           --         (473)          --         (588)          --         (115)
-----------   ----------   -----------   ----------   ----------   ----------   ----------   ----------
         --       (8,466)           --       (6,083)          --       (4,102)          --         (842)
        292     (150,515)          (24)    (189,298)         (43)    (105,577)         (61)     (41,749)

 62,798,437   54,876,387    86,894,738   70,065,061   51,180,898   39,465,109   32,666,381   19,230,867
    146,938           --       183,930           --      102,337           --       39,121           --
-----------   ----------   -----------   ----------   ----------   ----------   ----------   ----------
 62,945,375   54,876,387    87,078,668   70,065,061   51,283,235   39,465,109   32,705,502   19,230,867
 (6,089,369)  (1,025,246)   (5,846,939)  (1,490,908)  (3,453,857)    (911,386)  (2,458,598)    (639,981)
-----------   ----------   -----------   ----------   ----------   ----------   ----------   ----------
 56,856,006   53,851,141    81,231,729   68,574,153   47,829,378   38,553,723   30,246,904   18,590,886
-----------   ----------   -----------   ----------   ----------   ----------   ----------   ----------
 57,402,080   56,472,675    82,807,119   72,903,367   49,263,985   41,324,258   31,057,012   20,153,358
-----------   ----------   -----------   ----------   ----------   ----------   ----------   ----------

 56,472,675           --    72,903,367           --   41,324,258           --   20,153,358           --
-----------   ----------   -----------   ----------   ----------   ----------   ----------   ----------
113,874,755   56,472,675   155,710,486   72,903,367   90,588,243   41,324,258   51,210,370   20,153,358
===========   ==========   ===========   ==========   ==========   ==========   ==========   ==========
    346,050       (3,234)      345,927       (2,448)     151,818       (2,909)      55,603       (1,832)
===========   ==========   ===========   ==========   ==========   ==========   ==========   ==========

                 See accompanying notes to financial statements.

                          STATE FARM MUTUAL FUND TRUST

                          NOTES TO FINANCIAL STATEMENTS

1. Objective

State Farm Mutual Fund Trust (the "Trust") has 15 separate investment portfolios (the "Funds"). Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks.

The State Farm Equity Fund (the "Equity Fund") seeks long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its assets in common stocks and other equity securities of U.S. companies with market capitalizations of at least $1.5 billion.

The State Farm Small Cap Equity Fund (the "Small Cap Equity Fund") seeks long-term growth of capital. The Fund invests most of its assets in equity securities of companies with relatively small market capitalizations located in the U.S. The companies in which the Fund invests typically have market capitalizations of $50 million to $1.5 billion at the time the Fund purchases the securities.

The State Farm International Equity Fund (the "International Equity Fund") seeks long-term growth of capital. The Fund invests its assets primarily in common stocks of companies located in 16 European countries (Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom), Australia, New Zealand, Hong Kong, Japan and Singapore. The Fund may also invest in companies located in other countries and in emerging markets.

The State Farm S&P 500 Index Fund (the "S&P 500 Index Fund") seeks to match as closely as practicable, before fees and expenses, the performance of the Standard & Poor's 500 Stock Index (the "S&P 500(R) Index")/1/. The Fund invests all of its assets in a separate series of an unaffiliated mutual fund called Master Investment Portfolio. That series, called the S&P 500 Index Master Portfolio, holds each of the stocks that make up the S&P 500 Index. The S&P 500 Index Master Portfolio and the S&P 500 Index Fund have substantially similar investment objectives.

The State Farm Small Cap Index Fund (the "Small Cap Index Fund") seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Small Stock Index (the "Russell 2000(R) Index")/2/. The Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the Russell 2000 Index Master Portfolio. The Russell 2000 Index Master Portfolio and the Small Cap Index Fund have substantially similar investment objectives.

The State Farm International Index Fund (the "International Index Fund") seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia, and Far East Free Index ("EAFE(R) Free Index")/3/. The Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the International Index Master Portfolio. The International Index Master Portfolio and the International Index Fund have substantially similar investment objectives.

The State Farm Equity and Bond Fund (the "Equity and Bond Fund") seeks long-term growth of principal while providing some current income. The Fund invests substantially all of its assets in shares of the Equity Fund and State Farm Bond Fund.

The State Farm Bond Fund (the "Bond Fund") seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. The Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. Government and agency obligations, and mortgage backed securities.

The State Farm Tax Advantaged Bond Fund (the "Tax Advantaged Bond Fund") seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Fund normally invests so that either (1) at least 80% of the Fund's net investment income is exempt from regular federal income tax or (2) at least 80% or more of the Fund's net assets are invested in securities that produce income exempt from regular federal income tax.

/(1)/ "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500",
     and 500 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the State Farm Mutual Fund Trust. The State Farm S&P 500 Index Fund (the "Fund") is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. For more information regarding the S&P 500 Index, see the Trust's Statement of Additional Information.

/(2)/ The Russell 2000(R) Index is a trademark\service mark, and Russell (TM) is a trademark, of the Frank Russell Company. The State Farm Small Cap Index Fund (the "Fund") is not sponsored, endorsed, sold or promoted by nor in any way affiliated with the Frank Russell Company, and the Frank Russell Company makes no representation regarding the advisability of investing in the Fund. For more information regarding the Russell 2000 Index, see the Trust's Statement of Additional Information.

/(3)/ The EAFE(R) Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International ("MSCI") and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust. The State Farm International Index Fund (the "Fund") is not sponsored, endorsed, sold or promoted by MSCI. MSCI makes no representation or warranty regarding the advisability of investing in the Fund. For more information regarding the EAFE(R) Free Index, see the Trust's Statement of Additional Information.

                          STATE FARM MUTUAL FUND TRUST

The State Farm Money Market Fund (the "Money Market Fund") seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as the World Bank.

The State Farm LifePath(R) Income Fund (the "LifePath Income Fund"/4/) is managed for investors seeking income and moderate long-term growth of capital. The LifePath Income Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath Retirement Master Portfolio. The LifePath Retirement Master Portfolio and the LifePath Income Fund have substantially similar investment objectives.

The State Farm LifePath 2010(R) Fund (the "LifePath 2010 Fund") is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2010. The LifePath 2010 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2010 Master Portfolio. The LifePath 2010 Master Portfolio and the LifePath 2010 Fund have substantially similar investment objectives.

The State Farm LifePath 2020(R) Fund (the "LifePath 2020 Fund") is managed for investors planning to retire (or begin to withdraw substantial portions of their investment approximately in the year 2020. The LifePath 2020 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2020 Master Portfolio. The LifePath 2020 Master portfolio and the LifePath 2020 Fund have substantially similar investment objectives.

The State Farm LifePath 2030(R) Fund (the "LifePath 2030 Fund") is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030. The LifePath 2030 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2030 Master Portfolio. The LifePath 2030 Master Portfolio and the LifePath 2030 Fund have substantially similar investment objectives.

The State Farm LifePath 2040(R) Fund (the "LifePath 2040 Fund") is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040. The LifePath 2040 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2040 Master Portfolio. The LifePath 2040 Master Portfolio and the LifePath 2040 Fund have substantially similar investment objectives.

Each LifePath Master Portfolio invests in a combination of stock, bond and short-term money market funds (the "Underlying Funds") in proportions suggested by its own comprehensive asset allocation investment strategy that gradually becomes more conservative as the year in the LifePath Fund's name approaches, except for the LifePath Retirement Master Portfolio that is already in its most conservative phase.

2.   Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Security valuation

Investments are stated at market value. Stocks traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price
(NOCP). Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the closing values of such securities on their respective exchanges where primarily traded. Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Any securities not valued as described above are valued at a fair value as determined in good faith by the Trust's investment adviser pursuant to procedures established by of the Board of Trustees of the Trust.

/4)/ LifePath (R) and LifePath followed by 2010, 2020, 2030 and 2040 are registered trademarks of Barclays Global Investors, N.A.

                          STATE FARM MUTUAL FUND TRUST

Repurchase Agreements

The Funds, including the Feeder Funds through their investment in the Master Portfolios, may enter into repurchase agreements with banks, brokers, dealers or other financial institutions, in accordance with a Fund's investment restrictions. Repurchase agreements involve the purchase of securities with a simultaneous commitment to resell the securities to the seller at an agreed-upon price and date. A Fund will invest only in repurchase agreements collateralized in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. For those Funds that are not Feeder Funds, a Fund's Schedule of Investments reflects repurchase agreements, if any, entered into as of June 30, 2004. For the Feeder Funds, see the financial statements and Notes to Financial Statements for the Master Portfolios included elsewhere in this report for more information on repurchase agreements entered into by the Master Portfolios.

Securities transactions and investment income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on money market instruments and long-term debt instruments. Realized gains and losses from security transactions are reported on an identified cost basis.

Securities purchased on a "when-issued" basis

The Tax Advantaged Bond Fund may purchase municipal bonds on a "when-issued" basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Tax Advantaged Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments. It is possible that the securities will never be issued and the commitment cancelled. At June 30, 2004, there were commitments of $702,984, representing 0.73% of net assets, for such securities included in the investment portfolio.

Multi-class fund structure

The Funds offer multiple classes of shares. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge, but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares eight years after issuance. Institutional shares are offered to institutional investors, including certain insurance companies, defined contribution plans, defined benefit plans, and may be used as a funding vehicle for certain IRAs. Institutional shares are not subject to an initial sales charge or a contingent deferred sales charge and have lower ongoing expenses than the other classes.

Investment income and certain Fund level expenses and expense reductions, if any, are borne pro rata on the basis of fair value of settled shares outstanding for the Bond, Tax Advantaged Bond, Money Market Funds and, indirectly, the Equity and Bond Fund, and relative net assets for all other Funds. Realized and unrealized gains and losses are borne pro rata on the basis of relative net assets for all Funds. However, each class bears certain expenses unique to that class such as distribution services and certain other class specific expenses. Differences in class expenses may result in the payment of different per share dividends by class. All shares of the Funds have equal rights with respect to voting subject to class specific arrangements.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are generally allocated between the Funds in proportion to the Funds' relative net assets.

Fund share valuation

The offering price of the shares of each Fund, other than Money Market Fund, is its Net Asset Value ("NAV"), plus an initial sales charge on the Class A shares. The offering price of the Money Market Fund and all Funds' Class B and Institutional shares is the NAV. A separate NAV is calculated for each class of each Fund.

The NAV for each class of each Fund is determined as of the time of the close of regular session trading on the New York Stock Exchange ("NYSE") (currently at 4:00 p.m., Eastern Time), on each day when the NYSE is open for business. Shares of the Funds will not be priced on days when the NYSE is closed.

                          STATE FARM MUTUAL FUND TRUST

Investments in Master Portfolios

The S&P 500 Index, Small Cap Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and the LifePath 2040 Funds ("Feeder Funds") are series of the Trust, which is registered under the Investment Company Act of 1940, and are diversified, open-end management investment companies. The Feeder Funds invest substantially all of their assets in the Master Portfolios. The percentage of ownership in the Master Portfolios held by the Feeder Funds is detailed below:

--------------------------------------------------------------------------------------------------------
                                                                           % ownership interest
Feeder Fund                    Invests in Master Portfolio        held by the Feeder Funds at 06/30/2004
-----------                ------------------------------------   --------------------------------------
S&P 500 Index Fund         S&P 500 Index Master Portfolio                          17.9%
Small Cap Index Fund       Russell 2000 Index Master Portfolio                    100.0%
International Index Fund   International Index Master Portfolio                   100.0%
LifePath Income Fund       LifePath Retirement Master Portfolio                    37.4%
LifePath 2010 Fund         LifePath 2010 Master Portfolio                          29.0%
LifePath 2020 Fund         LifePath 2020 Master Portfolio                          20.7%
LifePath 2030 Fund         LifePath 2030 Master Portfolio                          22.4%
LifePath 2040 Fund         LifePath 2040 Master Portfolio                          20.6%
--------------------------------------------------------------------------------------------------------

The Master Portfolios are diversified, open-end management investment companies, which have similar investment objectives as the respective Feeder Funds. The Master Portfolios operate as partnerships for federal income tax purposes. The financial statements of each Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with each Feeder Fund's financial statements.

Each Feeder Fund records its investment in its Master Portfolio at fair value which represents each Feeder Fund's proportionate interest in the net assets of the respective Master Portfolio. Valuation policies relating to securities held by each Master Portfolio are disclosed in the notes of the respective Master Portfolio financial statements included elsewhere in this report.

Each Feeder Fund records daily its proportionate share of the Master Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses.

Federal income taxes, dividends and distributions to shareowners

It is the Funds' policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, to distribute all of their taxable income, as well as any net realized gain on sales of investments reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

As of June 30, 2004, the Fund's aggregate security unrealized gains and losses based on cost for federal income tax purposes were as follows:

-----------------------------------------------------------------------------------------------------------------------
                               Cost of Investments     Gross Unrealized   Gross Unrealized         Net Unrealized
Fund                        for Federal Tax Purposes     Appreciation      (Depreciation)    Appreciation(Depreciation)
----                        ------------------------   ----------------   ----------------   --------------------------
Equity Fund                        $218,033,745           $25,828,115       $(9,110,758)             $16,717,357
Small Cap Equity Fund                97,550,485            19,475,777        (6,500,515)              12,975,262
International Equity Fund            58,546,907             9,104,101        (4,691,287)               4,412,814
Equity and Bond Fund                152,618,937             2,929,075                --                2,929,075
Bond Fund                           233,043,685             3,447,074        (3,957,528)                (510,454)
Tax Advantaged Bond Fund             92,341,235             4,286,249          (351,105)               3,395,144
Money Market Fund                    85,488,295                    --                --                       --
-----------------------------------------------------------------------------------------------------------------------

                          STATE FARM MUTUAL FUND TRUST

The unrealized appreciation and depreciation information for the Master Investment Portfolio (MIP) can be found in MIP Notes to Financial Statements.

The Equity Fund, Small Cap Equity Fund, International Equity Fund, S&P 500 Index Fund, Small Cap Index Fund, International Index Fund, Equity and Bond Fund, LifePath 2010 Fund, LifePath 2020 Fund, LifePath 2030 Fund and LifePath 2040 Fund declare and pay dividend and capital gain distributions, if any, at least annually.

The Bond Fund, Tax Advantaged Bond Fund, and Money Market Fund declare dividends daily and pay dividends monthly on the last business day of the month. Capital gain distributions on these Funds, if any, are generally paid annually.

The LifePath Income Fund declares and pay dividends quarterly and capital gain distributions, if any, at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for futures contracts (Feeder Funds), the recognition of net realized losses (Equity, International Equity, S&P 500 Index, and International Index Funds), and foreign currency transactions (International Equity and International Index Funds). As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period. In addition, certain reclassifications were made among the components of net assets. These reclassifications had no affect on net investment income, net realized gain or loss, or net assets.

The International Equity Fund has elected to mark-to-market its investments in Passive Foreign Investment Companies ("PFICs") for federal income tax purposes. In accordance with this election, the International Equity Fund recognized unrealized appreciation (depreciation) of $126,571 and ($18,960) during 2003 and 2002, respectively, which is treated as ordinary income (loss) for federal income taxes. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2003, was $126,571.

The tax character of distributions made during the six months ended June 30, 2004, were the same as the composition of distributions reflected in the Statement of Changes in Net Assets as of June 30, 2004. The tax character of distributions for all classes were as follows for the years ended December 31, 2003 and 2002 respectively:

----------------------------------------------------------------------------------------------------------------------------
        2003                    Ordinary Income               Long Term Capital Gain             Total Distributions
        ----          ----------------------------------  -------------------------------  ---------------------------------
                        Class A   Class B  Institutional  Class A  Class B  Institutional   Class A   Class B  Institutional
                      ----------  -------  -------------  -------  -------  -------------  ---------  -------  -------------
Small Cap Index Fund  $  383,160   58,432     101,441     282,495  169,469      43,432       665,655  227,901     144,873
Equity & Bond Fund     1,240,401  561,598      88,311      25,409   15,041       1,434     1,265,810  576,639      89,745
LifePath Income Fund     100,534    8,827      12,333      10,646    1,437         925       111,180   10,264      13,258
LifePath 2010 Fund       108,739   19,192      16,598       4,316    1,220         450       113,055   20,412      17,048
LifePath 2020 Fund       137,715   26,870      21,649       2,172      654         238       139,887   27,524      21,887
LifePath 2030 Fund        66,102   14,769      21,688       1,887      698         433        67,989   15,467      22,121
LifePath 2040 Fund        26,657    6,167       8,925          --       --          --        26,657    6,167       8,925
----------------------------------------------------------------------------------------------------------------------------

The tax character of distributions for the remaining Funds was the same as the composition of distributions reflected in the Statement of Changes in Net Assets as of December 31, 2003.

--------------------------------------------------------------------------------------------------------------------------------
        2002                    Ordinary Income                  Long Term Capital Gain             Total Distributions
        ----          ------------------------------------  -------------------------------  -----------------------------------
                        Class A   Class B    Institutional  Class A  Class B  Institutional   Class A   Class B    Institutional
                      ----------  ---------  -------------  -------  -------  -------------  ---------  ---------  -------------
Small Cap Index Fund  $   83,740     66,476        9,625    105,657   83,873      12,145       189,397    150,349       21,770
Equity & Bond Fund       916,742    500,335       33,843         --       --          --       916,742    500,335       33,843
Bond Fund              1,640,225  1,021,982    1,525,900     67,178   38,072      44,168     1,707,403  1,060,054    1,570,068
--------------------------------------------------------------------------------------------------------------------------------

The tax character of distributions for the remaining Funds was the same as the composition of distributions reflected in the Statement of Changes in Net Assets as of December 31, 2002.

                          STATE FARM MUTUAL FUND TRUST

From November 1, 2003 through December 31, 2003, the S&P 500 Index Fund, LifePath Income Fund, and LifePath 2030 Fund incurred approximately $142,828, $5,548, and $1,251 of net realized losses, respectively. As permitted by tax regulations, the Funds intend to elect to defer these losses and treat them as arising on January 1, 2004.

From November 1, 2003 through December 31, 2003, the International Equity Fund, LifePath Income Fund, LifePath 2010 Fund, LifePath 2020 Fund, LifePath 2030 Fund, and LifePath 2040 Fund incurred approximately $50,036, $597, $4,156, $3,513, $3,841, and $1,832 in foreign exchange losses, respectively. As permitted by tax regulations, the Funds intend to elect to defer these losses and treat them as arising on January 1, 2004.

At December 31, 2003, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

--------------------------------------------------------------------------------
                                          Year of Expiration
                                   --------------------------------
                                     2009        2010        2011        Total
                                   --------   ---------   ---------   ----------
Equity Fund                        $ 15,177   4,469,543     577,465   $5,062,185
Small Cap Equity Fund               560,938   1,437,647   3,540,808    5,539,393
International Equity Fund           648,443   4,360,867   4,740,479    9,749,789
S&P 500 Index Fund                  618,955   3,819,734     904,024    5,342,713
International Index Fund            126,308   2,844,045     622,378    3,592,731
Bond Fund                                --          --     655,737      655,737
Tax Advantaged Bond Fund                328       2,457     102,062      104,847
--------------------------------------------------------------------------------

The undistributed net investment income in accordance with the federal tax regulations at December 31, 2003, for the International Equity Fund, S&P 500 Index Fund, Small Cap Index Fund, International Index Fund, Bond Fund, Money Market Fund, LifePath Income Fund, LifePath 2010 Fund, LifePath 2020 Fund, LifePath 2030 Fund and LifePath 2040 Fund was $0, $41,800, $216,096, $109,528,
$68,103, $7,441, $1,002, $1,122, $2,577, $932 and $2,392, respectively. The difference between these amounts and the undistributed net investment income reported on the Statement of Assets and Liabilities as of December 31, 2003, for the International Equity Fund relates to forward foreign currency contracts, mark-to-market of PFICs, and post October loss deferrals. For the Small Cap Index Fund and all LifePath Funds, the difference relates to post October loss deferrals and non-deductible 12b-1 fees. For the International Index Fund, the difference relates to foreign currency reclassifications and PFICs. For the Bond Fund, the difference relates to non-deductible 12b-1 fees and dividends payable at December 31, 2003. For the Money Market Fund, the difference relates to non-deductible 12b-1 fees. For the remaining Funds, the undistributed net investment income in accordance with federal tax regulations at December 31, 2003 was the same as the undistributed net investment income reflected in the Statements of Assets and Liabilities as of December 31, 2003.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Financial instruments

The Feeder Funds, through their investment in the Master Portfolios, may enter into stock index futures contracts to hedge a portion of their portfolios. These contracts obligate a Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Realized and unrealized gains and losses are reflected in the Statement of Operations. Unrealized gains and losses on open futures contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. Daily fluctuations in the margin requirements for futures contracts are recorded as variation margin receivable or payable on the Statements of

                          STATE FARM MUTUAL FUND TRUST

Assets and Liabilities. Additionally, the International Equity and International Index Funds may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell foreign currencies. The Funds bear the market risk that arises from changes in the value of financial instruments and securities indices (futures contracts) or from changes in foreign currency rates (forward foreign currency contracts) and the credit risk should a counterparty fail to perform under such contracts.

Investment Advisory and Management Services Agreement

The Trust has an investment advisory and management services agreement with State Farm Investment Management Corp. ("Manager") who serves as the Trust's investment adviser and conducts the business and affairs of the Trust. Each Fund pays the Manager an investment advisory and management services fee based upon that Fund's average daily net assets. The fee is accrued daily and paid to the Manager quarterly. The rates for the Feeder Funds include the fee for Barclays Global Fund Advisors' ("Barclays") investment advisory services to the Master Portfolio.

------------------------------------
Equity Fund                    0.60%
Small Cap Equity Fund          0.80%
International Equity Fund      0.80%
S&P 500 Index Fund             0.20%
Small Cap Index Fund           0.35%
International Index Fund       0.50%
Equity and Bond Fund           None
Bond Fund                      0.10%
Tax Advantaged Bond Fund       0.10%
Money Market Fund              0.10%
LifePath Income Fund           0.70%
LifePath 2010 Fund             0.70%
LifePath 2020 Fund             0.70%
LifePath 2030 Fund             0.70%
LifePath 2040 Fund             0.70%
------------------------------------

The Manager does not receive an investment advisory and management services fee for performing its services for the Equity and Bond Fund. However, the Manager receives investment advisory and management services fees from managing the underlying Funds in which the Equity and Bond Fund invests. The Equity and Bond Fund pays no sales loads or similar compensation to the Manager to acquire shares of each Fund in which it invests. Because the underlying Funds have varied expenses and fee levels and the Equity and Bond Fund may own different proportions of the underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Equity and Bond Fund will vary.

The Manager has engaged Capital Guardian as the investment sub-adviser to provide day-to-day portfolio management for the Small Cap Equity Fund and International Equity Fund. In accordance with the overall investment objectives of each respective Fund, Capital Guardian determines which securities to buy and sell for each of these Funds, selects the brokers and dealers to effect the transactions, and negotiates commissions. Capital Guardian's sub advisory fees for managing the respective portfolios are paid by the Manager. No additional advisory fees are charged to the Funds. For the period ending June 30, 2004, the Manager has paid Capital Guardian the following amounts:

---------------------------------------
Small Cap Equity Fund          $174,818
International Equity Fund        99,849
                               --------
Total                          $274,667
---------------------------------------

Distribution and Shareholder Services Agreements

The Trust has entered into distribution plan agreements pursuant to Rule 12b-1 of the Investment Company Act of 1940 with State Farm VP Management Corp. ("VP Management Corp."). Under terms of these agreements, each Fund pays VP Management Corp. an annual fee based on a specified percentage of average daily net assets, up to the following amounts:

-----------------------------------------------------
                                    Class A   Class B
                                    -------   -------
All Funds other than Money Market    0.25%     0.65%
Money Market Fund                    0.15%     0.55%
-----------------------------------------------------

                          STATE FARM MUTUAL FUND TRUST

The annual fee amount is payable to VP Management Corp. by each Fund only to the extent VP Management Corp. has incurred distribution expenses to be reimbursed. Any distribution expenses incurred by VP Management Corp. and not otherwise reimbursed by the Funds under the applicable distribution plan can be carried forward and reimbursed in a later time period. At June 30, 2004, VP Management Corp. had not been reimbursed for the following amounts:

--------------------------------------------------------------------------------

Equity Fund                                                          $ 2,747,440
Small Cap Equity Fund                                                  3,819,941
International Equity Fund                                              2,794,737
S&P 500 Index Fund                                                     7,096,117
Small Cap Index Fund                                                   4,897,438
International Index Fund                                               3,007,896
Equity and Bond Fund                                                   5,048,086
Bond Fund                                                              4,298,137
Tax Advantaged Bond Fund                                               4,385,958
Money Market Fund                                                      2,088,378
LifePath Income Fund                                                     398,416
LifePath 2010 Fund                                                       826,588
LifePath 2020 Fund                                                     1,162,834
LifePath 2030 Fund                                                       672,812
LifePath 2040 Fund                                                       380,498
                                                                     -----------
   TOTAL                                                             $43,625,276

--------------------------------------------------------------------------------

The Trust has a separate shareholder services agreement with the Manager. Under terms of the shareholder services agreement, each Fund pays the Manager a fee of 0.25% of average daily nets assets of Class A and Class B.

Officers and Trustees

Certain officers and/or trustees of the Trust are also officers and/or directors of the Manager. The Funds made no payments to their officers or trustees except for trustees' fees paid to or accrued for the Trust's independent trustees.

Expense Limitation and Expense Waiver Agreements

For all Funds other than the LifePath Funds, the Manager has agreed to reimburse each Fund if, and to the extent, the Fund's total annual operating expenses exceed the percentage of each Fund's average net assets indicated in the table below. With respect to the LifePath Funds, Barclays has voluntarily agreed to waive management fees at the Master Portfolio level in an amount equal to the management fees, if any, charged to the Underlying Funds. The Manager has agreed to reimburse each LifePath Fund if, and to the extent the LifePath Fund's total annual operating expenses, including net expenses incurred at the Master Portfolio and Underlying Fund levels, exceed the percentages of each LifePath Fund's average net assets shown in the table below:

--------------------------------------------------------------------------------
                                               Class A   Class B   Institutional
                                               -------   -------   -------------
Equity Fund                                      1.20%     1.60%        .70%
Small Cap Equity Fund                            1.40%     1.80%        .90%
International Equity Fund                        1.50%     1.90%       1.00%
S&P 500 Index Fund                                .80%     1.20%        .30%
Small Cap Index Fund                              .95%     1.35%        .45%
International Index Fund                         1.15%     1.55%        .65%
Equity and Bond Fund                              .50%      .90%         --
Bond Fund                                         .70%     1.10%        .20%
Tax Advantaged Bond Fund                          .70%     1.10%        .20%
Money Market Fund                                 .60%     1.00%        .20%
LifePath Income Fund                             1.30%     1.70%        .80%
LifePath 2010 Fund                               1.30%     1.70%        .80%
LifePath 2020 Fund                               1.30%     1.70%        .80%
LifePath 2030 Fund                               1.30%     1.70%        .80%
LifePath 2040 Fund                               1.30%     1.70%        .80%
--------------------------------------------------------------------------------

                          STATE FARM MUTUAL FUND TRUST

The Manager has agreed to reimburse all expenses directly incurred by the Equity and Bond Fund excluding distribution and transfer agent fees. These arrangements are voluntary and may be eliminated by Barclays or the Manager at any time.

3. Investment transactions

Investment transactions (exclusive of short-term instruments) were as follows:

-----------------------------------------------------------------------------------------
                            Six months ended June 30, 2004   Year ended December 31, 2003
                            ------------------------------   ----------------------------
                                Purchases       Sales           Purchases        Sales
                               -----------   ----------        ------------   ----------
Equity Fund                    $28,970,040    1,438,669        $ 68,861,223    2,018,041
Small Cap Equity Fund           29,069,051   18,012,532          45,356,016   22,328,859
International Equity Fund        9,731,017    6,930,477          12,161,367    7,016,804
Equity and Bond Fund            16,800,394           --          40,029,655      150,000
Bond Fund                       40,195,999   13,502,894         126,417,688   30,441,620
Tax Advantaged Bond Fund         6,339,477      563,037          24,759,203    6,882,436
-----------------------------------------------------------------------------------------

Foreign currency contracts

International Equity Fund had the following open forward foreign currency contracts at June 30, 2004:

-----------------------------------------------------------------------------------------------------------
Foreign amount       Currency      Contracts      Settlement date      U.S. Dollar   Unrealized gain (loss)
--------------   ---------------   ---------   ---------------------   -----------   ----------------------
   1,124,724     Canadian Dollar       3       07/02/2004-08/06/2004      838,455             (8,810)
      69,739     Euro                  4       07/01/2004-07/02/2004       84,847               (328)
  80,846,428     Japanese Yen          5       07/01/2004-09/07/2004      741,856                153
   1,413,373     Swiss Franc           3       07/12/2004-09/07/2004    1,130,470            (12,470)
                                                                                            --------
                                                                            Total           $(21,455)
                                                                                            ========
-----------------------------------------------------------------------------------------------------------

                          STATE FARM MUTUAL FUND TRUST

4. Fund share transactions

Proceeds and payments on Fund shares as shown in the statements of changes in net assets are in respect of the following number of shares and dollars by class:

Six months ended June 30, 2004

-----------------------------------------------------------------------------------
                                             Class A Dollar Amounts
                            -------------------------------------------------------
                               Sales      Reinvestments   Redemptions       Net
                            -----------   -------------   -----------   -----------
Equity Fund                 $19,106,811     $       --    $ 6,373,694   $12,733,117
Small Cap Equity Fund         9,458,812             --      3,763,043     5,695,769
International Equity Fund     3,522,049             --      1,048,035     2,474,014
S&P 500 Index Fund           74,536,709      1,109,780     15,240,626    60,405,863
Small Cap Index Fund         28,336,769        456,765      6,035,470    22,758,064
International Index Fund      9,570,093             --      1,687,820     7,882,273
Equity & Bond Fund           17,565,266        414,170      6,113,428    11,866,008
Bond Fund                    24,338,671      1,608,985     13,787,014    12,160,642
Tax Advantaged Bond Fund      9,772,960        484,950      5,621,821     4,636,089
Money Market Fund            57,038,137        126,627     51,223,682     5,941,082
LifePath Income Fund         21,567,048        295,864      5,229,548    16,633,364
LifePath 2010 Fund           47,208,949        111,886      5,021,030    42,299,805
LifePath 2020 Fund           62,579,783        136,886      4,735,947    57,980,722
LifePath 2030 Fund           34,818,298         66,655      2,311,188    32,573,765
LifePath 2040 Fund           21,003,034         25,932      1,695,523    19,333,443

                                            Class A Share Amounts
                            ----------------------------------------------------
                               Sales     Reinvestments   Redemptions      Net
                            ----------   -------------   -----------   ---------
Equity Fund                  2,360,315           --          788,513   1,571,802
Small Cap Equity Fund          945,343           --          380,653     564,690
International Equity Fund      412,989           --          123,664     289,325
S&P 500 Index Fund           8,684,417      131,949        1,787,299   7,029,067
Small Cap Index Fund         2,330,318       38,807          499,065   1,870,060
International Index Fund     1,064,186           --          188,116     876,070
Equity & Bond Fund           1,901,799       45,116          663,993   1,282,922
Bond Fund                    2,284,427      151,542        1,294,966   1,141,003
Tax Advantaged Bond Fund       882,078       43,988          508,341     417,725
Money Market Fund           57,038,137      126,627       51,223,682   5,941,082
LifePath Income Fund         1,980,193       27,376          482,877   1,524,692
LifePath 2010 Fund           4,195,968       10,044          447,882   3,758,130
LifePath 2020 Fund           5,346,221       11,873          405,558   4,952,536
LifePath 2030 Fund           2,900,352        5,659          192,679   2,713,332
LifePath 2040 Fund           1,706,544        2,147          137,821   1,570,870
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                             Class B Dollar Amounts
                            -------------------------------------------------------
                               Sales      Reinvestments   Redemptions       Net
                            -----------   -------------   -----------   -----------
Equity Fund                 $ 6,029,309      $     --      $1,625,839   $ 4,403,470
Small Cap Equity Fund         2,937,421            --         940,250     1,997,171
International Equity Fund       907,144            --         252,503       654,641
S&P 500 Index Fund           22,026,858       228,397       4,239,180    18,016,075
Small Cap Index Fund          8,032,191        98,079       1,481,582     6,648,688
International Index Fund      2,464,193            --         475,180     1,989,013
Equity & Bond Fund            5,657,741       108,606       2,084,488     3,681,859
Bond Fund                     5,649,915       543,975       3,471,887     2,722,003
Tax Advantaged Bond Fund        667,805        68,584         839,404      (103,015)
Money Market Fund               495,100            87         212,220       282,967
LifePath Income Fund          2,888,525        26,608         449,617     2,465,516
LifePath 2010 Fund           10,229,273        19,710         662,055     9,586,928
LifePath 2020 Fund           16,087,292        26,791         850,478    15,263,605
LifePath 2030 Fund           10,106,975        14,788         574,922     9,546,841
LifePath 2040 Fund            6,834,425         5,570         524,518     6,315,477

                                            Class B Share Amounts
                            ----------------------------------------------------
                               Sales     Reinvestments   Redemptions      Net
                            ----------   -------------   -----------   ---------
Equity Fund                    749,808           --        202,296       547,512
Small Cap Equity Fund          297,108           --         96,134       200,974
International Equity Fund      107,155           --         29,724        77,431
S&P 500 Index Fund           2,568,054       27,158        493,555     2,101,657
Small Cap Index Fund           663,790        8,362        123,163       548,989
International Index Fund       274,044           --         53,086       220,958
Equity & Bond Fund             610,410       11,818        225,283       396,945
Bond Fund                      529,784       51,208        325,005       255,987
Tax Advantaged Bond Fund        60,103        6,218         76,086        (9,765)
Money Market Fund              495,100           87        212,220       282,967
LifePath Income Fund           265,614        2,468         41,566       226,516
LifePath 2010 Fund             910,990        1,773         59,029       853,734
LifePath 2020 Fund           1,376,748        2,326         72,880     1,306,194
LifePath 2030 Fund             845,262        1,259         48,275       798,246
LifePath 2040 Fund             555,537          462         42,867       513,132
-----------------------------------------------------------------------------------

                          STATE FARM MUTUAL FUND TRUST

---------------------------------------------------------------------------------------------------------------------------------
                                    Institutional Class Dollar Amounts                    Institutional Class Share Amounts
                           ----------------------------------------------------  ------------------------------------------------
                              Sales     Reinvestments  Redemptions      Net        Sales    Reinvestments  Redemptions     Net
                           -----------  -------------  -----------  -----------  ---------  -------------  -----------  ---------
Equity Fund                $12,147,115    $       --    $  859,345  $11,287,770  1,541,415          --        109,278   1,432,137
Small Cap Equity Fund        2,375,755            --       557,376    1,818,379    236,978          --         56,545     180,433
International Equity Fund      808,310            --       180,739      627,571     95,237          --         21,183      74,054
S&P 500 Index Fund          10,692,003       187,328     1,171,877    9,707,454  1,242,334      22,224        137,374   1,127,184
Small Cap Index Fund         6,132,260       113,814       794,264    5,451,810    497,165       9,580         65,372     441,373
International Index Fund     2,492,721            --       202,433    2,290,288    274,952          --         22,633     252,319
Equity & Bond Fund           1,450,854        46,577       318,911    1,178,520    157,920       5,102         34,952     128,070
Bond Fund                   10,102,762     1,406,562     1,135,612   10,373,712    951,559     132,686        106,344     977,901
Tax Advantaged Bond Fund        21,843         1,310         4,646       18,507      1,955         119            428       1,646
Money Market Fund            6,909,400        30,039     6,096,035      843,404  6,909,400      30,039      6,096,035     843,404
LifePath Income Fund         1,798,008        35,953       101,570    1,732,391    164,312       3,316          9,322     158,306
LifePath 2010 Fund           5,360,215        15,342       406,284    4,969,273    474,010       1,372         35,880     439,502
LifePath 2020 Fund           8,227,663        20,253       260,514    7,987,402    699,158       1,751         22,025     678,884
LifePath 2030 Fund           6,255,625        20,894       567,747    5,708,772    519,235       1,769         47,576     473,428
LifePath 2040 Fund           4,828,922         7,619       238,557    4,597,984    390,254         629         19,189     371,694
---------------------------------------------------------------------------------------------------------------------------------

Year ended December 31, 2003 (Since inception on May 9, 2003 for all LifePath Funds)

------------------------------------------------------------------------------------------------------------------------------------
                                          Class A Dollar Amounts                                Class A Share Amounts
                           ----------------------------------------------------  ---------------------------------------------------
                              Sales     Reinvestments  Redemptions      Net         Sales     Reinvestments  Redemptions      Net
                           -----------  -------------  -----------  -----------  -----------  -------------  -----------  ----------
Equity Fund                $ 40,369,670   $  359,799   $ 6,699,487  $34,029,982    5,739,918      45,144        942,309    4,842,753
Small Cap Equity Fund        19,203,020           --     2,917,094   16,285,926    2,365,565          --        354,636    2,010,929
International Equity Fund     4,718,455       98,695       948,321    3,868,829      685,591      11,974        137,452      560,113
S&P 500 Index Fund          109,580,802           --    18,174,722   91,406,080   14,903,008          --      2,501,283   12,401,725
Small Cap Index Fund         36,797,676           --     4,647,929   32,149,747    3,795,010          --        471,682    3,323,328
International Index Fund      8,958,156      174,507     1,322,725    7,809,938    1,256,978      20,082        188,144    1,088,916
Equity & Bond Fund           33,735,026      872,492     8,519,648   26,087,870    3,974,771      97,025      1,000,024    3,071,772
Bond Fund                    66,394,567    2,521,029    22,754,353   46,161,243    6,185,339     235,325      2,129,751    4,290,913
Tax Advantaged Bond Fund     26,616,588      972,655    12,384,233   15,205,010    2,409,622      88,172      1,127,953    1,369,841
Money Market Fund           106,454,960      262,842    77,881,610   28,836,192  106,454,960     262,842     77,881,610   28,836,192
LifePath Income Fund         31,460,784       15,889     1,462,057   30,014,616    3,006,512       1,529        139,775    2,868,266
LifePath 2010 Fund           39,709,123           --       744,906   38,964,217    3,726,098          --         69,252    3,656,846
LifePath 2020 Fund           49,508,616           --       821,359   48,687,257    4,551,075          --         75,446    4,475,629
LifePath 2030 Fund           24,755,740           --       548,491   24,207,249      140,619          --            149      140,470
LifePath 2040 Fund           11,761,012           --       407,578   11,353,434    1,049,294          --         36,324    1,012,970
------------------------------------------------------------------------------------------------------------------------------------

                          STATE FARM MUTUAL FUND TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                          Class B Dollar Amounts                                 Class B Share Amounts
                           ----------------------------------------------------  --------------------------------------------------
                              Sales     Reinvestments  Redemptions      Net         Sales     Reinvestments  Redemptions     Net
                           -----------  -------------  -----------  -----------  -----------  -------------  -----------  ---------
Equity Fund                $15,156,173     $ 63,136     $2,411,970  $12,807,339   2,192,508       7,962        347,452    1,853,018
Small Cap Equity Fund        6,748,506           --        955,320    5,793,186     862,543          --        118,357      744,186
International Equity Fund    1,622,671       23,225        271,603    1,374,293     242,121       2,791         39,127      205,785
S&P 500 Index Fund          39,944,153           --      4,654,660   35,289,493   5,509,764          --        636,373    4,873,391
Small Cap Index Fund        12,412,132           --      1,344,688   11,067,444   1,323,974          --        139,892    1,184,082
International Index Fund     3,310,298       49,937        477,349    2,882,886     474,374       5,753         67,750      412,377
Equity & Bond Fund          13,505,104      286,494      3,228,171   10,563,427   1,601,268      31,812        381,321    1,251,759
Bond Fund                   24,425,363      961,103      6,639,364   18,747,102   2,271,753      89,678        620,264    1,741,167
Tax Advantaged Bond Fund     4,106,859      292,154      1,727,387    2,671,626     371,185      26,567        157,007      240,745
Money Market Fund              670,961        2,995        422,646      251,310     670,961       2,995        422,646      251,310
LifePath Income Fund         4,039,613        1,183         91,125    3,949,671     388,787         113          8,726      380,174
LifePath 2010 Fund          11,111,427           --        231,831   10,879,596   1,046,130          --         21,545    1,024,585
LifePath 2020 Fund          14,697,199           --        115,943   14,581,256   1,353,383          --         10,506    1,342,877
LifePath 2030 Fund           9,045,151           --        183,262    8,861,889     824,743          --         16,274      808,469
LifePath 2040 Fund           4,871,301           --        160,726    4,710,575     437,793          --         14,221      423,572
-----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                     Institutional Class Dollar Amounts                  Institutional Class Share Amounts
                           ----------------------------------------------------  -------------------------------------------------
                              Sales     Reinvestments  Redemptions      Net         Sales    Reinvestments  Redemptions     Net
                           -----------  -------------  -----------  -----------  ----------  -------------  -----------  ---------
Equity Fund                $24,614,897    $  808,435    $1,293,072  $24,130,260   3,689,671     103,912        191,040   3,602,543
Small Cap Equity Fund        3,744,167            --       507,291    3,236,876     475,828          --         60,227     415,601
International Equity Fund    1,101,588        23,166       241,604      883,150     165,064       2,850         35,347     132,567
S&P 500 Index Fund          14,134,446            --     1,593,257   12,541,189   1,933,483          --        212,672   1,720,811
Small Cap Index Fund         7,064,292            --       623,861    6,440,431     734,319          --         62,064     672,255
International Index Fund     1,987,790        44,972       117,832    1,914,930     279,885       5,169         16,445     268,609
Equity & Bond Fund           3,180,279        86,150       520,715    2,745,714     380,774       9,650         60,476     329,948
Bond Fund                   26,009,772     2,061,488     1,976,155   26,095,105   2,431,624     192,696        184,825   2,439,495
Tax Advantaged Bond Fund       189,949         2,432       143,415       48,966      17,173         220         12,965       4,428
Money Market Fund           11,710,083        51,521     7,404,389    4,357,215  11,710,083      51,521      7,404,389   4,357,215
LifePath Income Fund         2,864,437         1,244        22,922    2,842,759     273,727         120          2,146     271,701
LifePath 2010 Fund           4,055,837            --        48,509    4,007,328     382,544          --          4,516     378,028
LifePath 2020 Fund           5,859,246            --       553,606    5,305,640     543,900          --         50,822     493,078
LifePath 2030 Fund           5,664,218            --       179,633    5,484,585     517,893          --         16,091     501,802
LifePath 2040 Fund           2,598,554            --        71,677    2,526,877     234,587          --          6,346     228,241
----------------------------------------------------------------------------------------------------------------------------------

                    STATE FARM MUTUAL FUND TRUST EQUITY FUND

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

(For a share outstanding throughout each period)

                                                                                                           From commencement
                                                        Six months ended    Year ended December 31,    of investment operations
                                                         June 30, 2004     ------------------------       October 31, 2000 to
                                                          (Unaudited)       2003    2002      2001         December 31, 2000
                                                        ----------------   -----   ------    ------    ------------------------
Class A Shares
Net asset value, beginning of period                        $8.00           6.55     8.10      9.47            10.00

Income from Investment Operations
   Net investment income (a)                                 0.03           0.05     0.04      0.02             0.01
   Net gain (loss) on investments (both realized and
      unrealized)                                            0.18           1.44    (1.56)    (1.39)           (0.53)
                                                            -----          -----   ------    ------            -----
   Total from investment operations                          0.21           1.49    (1.52)    (1.37)           (0.52)
                                                            -----          -----   ------    ------            -----
Less Distributions
   Net investment income                                       --          (0.04)   (0.03)       --            (0.01)
                                                            -----          -----   ------    ------            -----
   Total distributions                                         --          (0.04)   (0.03)       --            (0.01)
                                                            -----          -----   ------    ------            -----
Net asset value, end of period                              $8.21           8.00     6.55      8.10             9.47
                                                            =====          =====   ======    ======            =====
Total Return (b)                                             2.63%         22.81%  (18.75)%  (14.47)%          (5.17)%

Ratios/Supplemental Data
Net assets, end of period (millions)                        $89.3           74.4     29.2      13.6             24.2

Average net asset ratios assuming expense limitations
   Expenses                                                  1.17%(c)       1.20%    1.20%     1.20%            0.81%(c)
   Net investment income                                     0.71%(c)       0.72%    0.58%     0.22%            0.86%(c)

Average net asset ratios absent expense limitations
   Expenses                                                  1.17%(c)       1.23%    1.24%     1.27%            0.81%(c)
   Net investment income                                     0.71%(c)       0.69%    0.54%     0.15%            0.86%(c)

Portfolio turnover rate                                         1%(c)          1%       3%        1%               0%(c)

(a) Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(c)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

                    STATE FARM MUTUAL FUND TRUST EQUITY FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                           From commencement
                                                        Six months ended   Year ended December 31,     of investment operations
                                                          June 30, 2004    ------------------------       October 31, 2000 to
                                                           (Unaudited)      2003    2002      2001         December 31, 2000
                                                        ----------------   -----   ------    ------    ------------------------
Class B Shares
Net asset value, beginning of period                       $7.96            6.51     8.06      9.47           10.00

Income from Investment Operations
   Net investment income (a)                                0.01            0.02     0.01     (0.02)           0.01
   Net gain (loss) on investments (both realized and
      unrealized)                                           0.18            1.45    (1.55)    (1.39)          (0.53)
                                                           -----           -----   ------    ------           -----
Total from investment operations                            0.19            1.47    (1.54)    (1.41)          (0.52)
                                                           -----           -----   ------    ------           -----
Less Distributions
   Net investment income                                      --           (0.02)   (0.01)       --           (0.01)
                                                           -----           -----   ------    ------           -----
   Total distributions                                        --           (0.02)   (0.01)       --           (0.01)
                                                           -----           -----   ------    ------           -----
Net asset value, end of period                             $8.15            7.96     6.51      8.06            9.47
                                                           =====           =====   ======    ======           =====
Total Return (b)                                            2.39%          22.57%  (19.15)%  (14.89)%         (5.17)%

Ratios/Supplemental Data
Net assets, end of period (millions)                       $39.9            34.6     16.2      10.9            24.2

Average net asset ratios assuming expense limitations
   Expenses                                                 1.57%(c)        1.60%    1.60%     1.60%           0.81%(c)
   Net investment income                                    0.30%(c)        0.32%    0.16%    (0.18)%          0.86%(c)

Average net asset ratios absent expense limitations
   Expenses                                                 1.57%(c)        1.62%    1.64%     1.67%           0.81%(c)
   Net investment income                                    0.30%(c)        0.30%    0.12%    (0.25)%          0.86%(c)

Portfolio turnover rate                                        1%(c)           1%       3%        1%              0%(c)

(a) Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(c)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

                    STATE FARM MUTUAL FUND TRUST EQUITY FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                          From commencement
                                                        Six months ended   Year ended December 31,    of investment operations
                                                          June 30, 2004    ------------------------      November 1, 2001 to
                                                           (Unaudited)           2003    2002             December 31, 2001
                                                        ----------------        -----   ------        ------------------------
Institutional Shares
Net asset value, beginning of period                       $ 7.81                6.38     7.88                7.54

Income from Investment Operations
   Net investment income (a)                                 0.05                0.09     0.07                0.02
   Net gain (loss) on investments (both realized and
      unrealized)                                            0.18                1.41    (1.52)               0.34
                                                           ------               -----    -----               -----
   Total from investment operations                          0.23                1.50    (1.45)               0.36
                                                           ------               -----    -----               -----
Less Distributions
   Net investment income                                       --               (0.07)   (0.05)              (0.02)
                                                           ------               -----    -----               -----
   Total distributions                                         --               (0.07)   (0.05)              (0.02)
                                                           ------               -----    -----               -----
Net asset value, end of period                             $ 8.04                7.81     6.38                7.88
                                                           ======               =====    =====               =====
Total Return (b)                                             2.94%              23.52%  (18.35)%              4.82%

Ratios/Supplemental Data
Net assets, end of period (millions)                       $105.3                91.2     51.5                33.0

Average net asset ratios assuming expense limitations
   Expenses                                                  0.67%(c)            0.68%    0.70%               0.70%(c)
   Net investment income                                     1.20%(c)            1.24%    1.07%               0.85%(c)

Average net asset ratios absent expense limitations
   Expenses                                                  0.67%(c)            0.68%    0.72%               0.70%(c)
   Net investment income                                     1.20%(c)            1.24%    1.05%               0.85%(c)

Portfolio turnover rate                                         1%(c)               1%       3%                  1%(c)

(a) Average shares outstanding for the period were used to calculate net investment income.
(b)  Total return is not annualized for periods that are less than a full year.
(c)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

               STATE FARM MUTUAL FUND TRUST SMALL CAP EQUITY FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                         From commencement
                                                        Six months ended   Year ended December 31,   of investment operations
                                                          June 30, 2004    -----------------------      December 5, 2000 to
                                                           (Unaudited)      2003    2002      2001       December 31, 2000
                                                        ----------------   -----   ------    -----   ------------------------
Class A Shares
Net asset value, beginning of period                        $ 9.84          7.06     9.56     9.78          10.00

Income from Investment Operations
   Net investment income (a)                                 (0.03)        (0.03)   (0.02)   (0.04)          0.01
   Net gain (loss) on investments (both realized and
      unrealized)                                             0.01          2.81    (2.48)   (0.17)         (0.22)
                                                            ------         -----   ------    -----          -----
   Total from investment operations                          (0.02)         2.78    (2.50)   (0.21)         (0.21)
                                                            ------         -----   ------    -----          -----

Less Distributions
   Net investment income (b)                                    --            --       --       --          (0.01)
   Net realized gain                                            --            --       --    (0.01)            --
                                                            ------         -----   ------    -----          -----
   Total distributions                                          --            --       --    (0.01)         (0.01)
                                                            ------         -----   ------    -----          -----
Net asset value, end of period                              $ 9.82          9.84     7.06     9.56           9.78
                                                            ======         =====   ======    =====          =====

Total Return (c)                                             (0.20)%       39.38%  (26.15)%  (2.14)%        (2.13)%

Ratios/Supplemental Data
Net assets, end of period (millions)                        $ 61.2          55.8     25.8     26.6           24.5

Average net asset ratios assuming expense limitations
   Expenses                                                   1.40%(d)      1.40%    1.40%    1.40%          1.40%(d)
   Net investment income                                     (0.52)%(d)    (0.31)%  (0.29)%  (0.42)%         1.02%(d)

Average net asset ratios absent expense limitations
   Expenses                                                   1.42%(d)      1.48%    1.48%    1.48%          1.55%(d)
   Net investment income                                     (0.54)%(d)    (0.39)%  (0.37)%  (0.50)%         0.87%(d)

Portfolio turnover rate                                         35%(d)        33%      29%      44%            15%(d)

(a) Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b)  Distributions representing less than $.01 per share were made in 2001.
(c) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(d)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

               STATE FARM MUTUAL FUND TRUST SMALL CAP EQUITY FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                          From commencement
                                                        Six months ended    Year ended December 31,    of investment operations
                                                          June 30, 2004    ------------------------       December 5, 2000 to
                                                           (Unaudited)      2003     2002      2001        December 31, 2000
                                                        ----------------   -----    ------    -----    ------------------------
Class B Shares
Net asset value, beginning of period                         $ 9.73         7.00      9.53     9.78              10.00

Income from Investment Operations
   Net investment income (a)                                  (0.05)       (0.06)    (0.06)   (0.08)              0.01
   Net gain (loss) on investments (both realized and
      unrealized)                                              0.01         2.79     (2.47)   (0.16)             (0.22)
                                                             ------        -----    ------    -----              -----
   Total from investment operations                           (0.04)        2.73     (2.53)   (0.24)             (0.21)
                                                             ------        -----    ------    -----              -----
Less Distributions
   Net investment income (b)                                     --           --        --       --              (0.01)
   Net realized gain                                             --           --        --    (0.01)                --
                                                             ------        -----    ------    -----              -----
   Total distributions                                           --           --        --    (0.01)             (0.01)
                                                             ------        -----    ------    -----              -----
Net asset value, end of period                               $ 9.69         9.73      7.00     9.53               9.78
                                                             ======        =====    ======    =====              =====
Total Return (c)                                              (0.41)%      39.00%   (26.55)%  (2.45)%            (2.14)%

Ratios/Supplemental Data
Net assets, end of period (millions)                         $ 38.5         36.7      21.2     24.8               24.5

Average net asset ratios assuming expense limitations
   Expenses                                                    1.80%(d)     1.80%     1.80%    1.80%              1.55%(d)
   Net investment income                                      (0.93)%(d)   (0.71)%   (0.70)%  (0.82)%             0.87%(d)

Average net asset ratios absent expense limitations
   Expenses                                                    1.82%(d)     1.87%     1.88%    1.88%              1.55%(d)
   Net investment income                                      (0.95)%(d)   (0.78)%   (0.78)%  (0.90)%             0.87%(d)

Portfolio turnover rate                                          35%(d)       33%       29%      44%                15%(d)

(a) Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b)  Distributions represent less than $0.01 per share in 2001.
(c) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(d)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

               STATE FARM MUTUAL FUND TRUST SMALL CAP EQUITY FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                   From commencement
                                                        Six months ended                       of investment operations
                                                          June 30, 2004        Year ended        February 28, 2002 to
                                                           (Unaudited)     December 31, 2003       December 31, 2002
                                                        ----------------   -----------------   ------------------------
Institutional Shares
Net asset value, beginning of period                         $ 9.90               7.06                    9.00

Income from Investment Operations
   Net investment income (a)(b)                                  --               0.02                    0.03
   Net gain (loss) on investments (both realized and
      unrealized)                                                --               2.82                   (1.97)
                                                             ------              -----                  ------
   Total from investment operations                              --               2.84                   (1.94)
                                                             ------              -----                  ------

Less Distributions
   Net investment income                                         --                 --                      --
                                                             ------              -----                  ------
   Total distributions                                           --                 --                      --
                                                             ------              -----                  ------
Net asset value, end of period                               $ 9.90               9.90                    7.06
                                                             ======              =====                  ======
Total Return (c)                                               0.00%             40.23%                 (22.00)%

Ratios/Supplemental Data
Net assets, end of period (millions)                         $ 10.6                8.8                     3.3

Average net asset ratios assuming expense limitations
   Expenses                                                    0.90%(d)           0.90%                   0.90%(d)
   Net investment income                                      (0.02)%(d)          0.19%                   0.40%(d)

Average net asset ratios absent expense limitations
   Expenses                                                    0.92%(d)           0.98%                   0.98%(d)
   Net investment income                                      (0.04)%(d)          0.11%                   0.32%(d)

Portfolio turnover rate                                          35%(d)             33%                     29%(d)

(a) Average shares outstanding for the period were used to calculate net investment income.
(b) Net investment income represents less than $0.01 per share for the period ended June 30, 2004.
(c)  Total return is not annualized for periods that are less than a full year.
(d)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

             STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                         From commencement
                                                        Six months ended   Year ended December 31,    of investment operations
                                                          June 30, 2004    -----------------------       December 5, 2000 to
                                                           (Unaudited)      2003    2002     2001         December 31, 2000
                                                        ----------------   -----   ------   ------    ------------------------
Class A Shares
Net asset value, beginning of period                          $8.39         6.34     7.77     9.64              10.00

Income from Investment Operations
   Net investment income (a)                                   0.05         0.03     0.02       --                 --
   Net gain (loss) on investments (both realized and
      unrealized)                                              0.05         2.10    (1.35)   (1.87)             (0.36)
                                                              -----        -----   ------   ------              -----
   Total from investment operations                            0.10         2.13    (1.33)   (1.87)             (0.36)
                                                              -----        -----   ------   ------              -----
Less Distributions
   Net investment income (b)                                     --        (0.08)   (0.10)      --                 --
   Net realized gain (c)                                         --           --       --       --                 --
                                                              -----        -----   ------   ------              -----
   Total distributions                                           --        (0.08)   (0.10)      --                 --
                                                              -----        -----   ------   ------              -----
Net asset value, end of period                                $8.49         8.39     6.34     7.77               9.64
                                                              =====        =====   ======   ======              =====
Total Return (d)                                               1.19%       33.61%  (17.17)% (19.35)%            (3.56)%

Ratios/Supplemental Data
Net assets, end of period (millions)                          $31.9         29.1     18.4     20.8               24.1

Average net asset ratios assuming expense limitations
   Expenses                                                    1.50%(e)     1.50%    1.50%    1.50%              1.50%(e)
   Net investment income                                       1.08%(e)     0.45%    0.23%    0.05%              0.71%(e)

Average net asset ratios absent expense limitations
   Expenses                                                    1.64%(e)     1.91%    2.00%    1.75%              2.05%(e)
   Net investment income                                       0.94%(e)     0.04%   (0.27)%  (0.20)%             0.16%(e)

Portfolio turnover rate                                          23%(e)       16%      24%      26%                 6%(e)

(a) Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b)  Distributions represent less than $0.01 per share in 2001 and 2000.
(c)  Distributions represent less than $0.01 per share in 2001.
(d) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(e)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

             STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                          From commencement
                                                        Six months ended   Year ended December 31,    of investment operations
                                                          June 30, 2004    -----------------------       December 5, 2000 to
                                                           (Unaudited)      2003    2002     2001         December 31, 2000
                                                        ----------------   -----   ------   ------    ------------------------
Class B Shares
Net asset value, beginning of period                          $8.35         6.31     7.74     9.64            10.00

Income from Investment Operations
   Net investment income (a) (b)                               0.03           --    (0.01)   (0.03)              --
   Net gain (loss) on investments (both realized and
      unrealized)                                              0.05         2.09    (1.35)   (1.87)           (0.36)
                                                              -----        -----   ------   ------            -----
   Total from investment operations                            0.08         2.09    (1.36)   (1.90)           (0.36)
                                                              -----        -----   ------   ------            -----
Less Distributions
   Net investment income (c)                                     --        (0.05)   (0.07)      --               --
   Net realized gain (d)                                         --           --       --       --               --
                                                              -----        -----   ------   ------            -----
   Total distributions                                           --        (0.05)   (0.07)      --               --
                                                              -----        -----   ------   ------            -----
Net asset value, end of period                                $8.43         8.35     6.31     7.74             9.64
                                                              =====        =====   ======   ======            =====
Total Return (e)                                               0.96%       33.18%  (17.59)% (19.66)%          (3.58)%

Ratios/Supplemental Data
Net assets, end of period (millions)                          $25.7         24.8     17.4     19.8             24.1

Average net asset ratios assuming expense limitations
   Expenses                                                    1.90%(f)     1.90%    1.90%    1.90%            1.90%(f)
   Net investment income                                       0.66%(f)     0.07%   (0.17)%  (0.35)%           0.31%(f)

Average net asset ratios absent expense limitations
   Expenses                                                    2.04%(f)     2.32%    2.40%    2.15%            2.05%(f)
   Net investment income                                       0.52%(f)    (0.35)%  (0.67)%  (0.60)%           0.16%(f)

Portfolio turnover rate                                          23%(f)       16%      24%      26%               6%(f)

(a) Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b)  Distributions represent less than $0.01 per share in 2003.
(c)  Distributions represent less than $0.01 per share in 2001 and 2000.
(d)  Distributions representing less than $.01 per share were made in 2001.
(e) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(f)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

             STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                   From commencement
                                                        Six months ended                       of investment operations
                                                          June 30, 2004        Year ended        February 28, 2002 to
                                                           (Unaudited)     December 31, 2003       December 31, 2002
                                                        ----------------   -----------------   ------------------------
Institutional Shares
Net asset value, beginning of period                          $8.35               6.29                   7.34

Income from Investment Operations
   Net investment income (a)                                   0.07               0.07                   0.03
   Net gain (loss) on investments (both realized and
      unrealized)                                              0.05               2.10                  (0.95)
                                                              -----              -----                 ------
   Total from investment operations                            0.12               2.17                  (0.92)
                                                              -----              -----                 ------
Less Distributions
   Net investment income                                         --              (0.11)                 (0.13)
                                                              -----              -----                 ------
   Total distributions                                           --              (0.11)                 (0.13)
                                                              -----              -----                 ------
Net asset value, end of period                                $8.47               8.35                   6.29
                                                              =====              =====                 ======
Total Return (b)                                               1.44%             34.56%                (12.55)%

Ratios/Supplemental Data
Net assets, end of period (millions)                          $ 5.4                4.7                    2.7

Average net asset ratios assuming expense limitations
   Expenses                                                    1.00%(c)           1.00%                  1.00%(c)
   Net investment income                                       1.59%(c)           0.94%                  0.56%(c)

Average net asset ratios absent expense limitations
   Expenses                                                    1.14%(c)           1.41%                  1.51%(c)
   Net investment income                                       1.45%(c)           0.53%                  0.05%(c)

Portfolio turnover rate                                          23%(c)             16%                    24%(c)

(a) Average shares outstanding for the period were used to calculate net investment income.
(b)  Total return is not annualized for periods that are less than a full year.
(c)  Determined on an annualized basis.

                See accompanying notes to financial statements.

                STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                         From commencement
                                                        Six months ended   Year ended December 31,   of investment operations
                                                          June 30, 2004    -----------------------     December 18, 2000 to
                                                           (Unaudited)      2003    2002     2001        December 31, 2000
                                                        ----------------   -----   ------   ------   ------------------------
Class A Shares
Net asset value, beginning of period                         $ 8.43         6.66     8.66     9.98           10.00

Income from Investment Operations
   Net investment income (a) (b)                               0.04         0.07     0.06     0.05              --
   Net gain (loss) on investments (both realized and
      unrealized) (a)                                          0.22         1.75    (2.02)   (1.33)          (0.02)
                                                             ------        -----   ------   ------           -----
   Total from investment operations                            0.26         1.82    (1.96)   (1.28)          (0.02)
                                                             ------        -----   ------   ------           -----
Less Distributions
   Net investment income (c)                                     --        (0.05)   (0.04)   (0.04)             --
   Net realized gain (d)                                         --           --       --       --              --
                                                             ------        -----   ------   ------           -----
   Total distributions                                           --        (0.05)   (0.04)   (0.04)             --
                                                             ------        -----   ------   ------           -----
Net asset value, end of period                               $ 8.69         8.43     6.66     8.66            9.98
                                                             ======        =====   ======   ======           =====
Total Return (e)                                               3.08%       27.39%  (22.60)% (12.75)%         (0.19)%

Ratios/Supplemental Data
Net assets, end of period (millions)                         $251.0        184.3     62.9     32.4            25.0

Average net asset ratios assuming expense limitations
   Expenses (a)                                                0.80%(f)     0.80%    0.80%    0.80%           0.80%(f)
   Net investment income (a)                                   0.85%(f)     0.99%    0.88%    0.57%           0.41%(f)

Average net asset ratios absent expense limitations
   Expenses (a)                                                0.80%(f)     0.89%    0.86%    0.90%           2.96%(f)
   Net investment income (a)                                   0.85%(f)     0.90%    0.82%    0.47%          (1.75)%(f)

Portfolio turnover rate (g)                                       6%           8%      12%       9%             10%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.05% and 1.58%, respectively, for the six months ended June 30, 2004.
(b) Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.
(c)  Distributions represent less than $0.01 per share in 2000.
(d)  Distributions represent less than $0.01 per share in 2001.
(e) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(f)  Determined on an annualized basis.
(g) Amount represents the portfolio turnover rate of the Master Portfolio. The rate for 2000 represents the entire year.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                           From commencement
                                                        Six months ended    Year ended December 31,    of investment operations
                                                          June 30, 2004    ------------------------      December 18, 2000 to
                                                           (Unaudited)      2003    2002      2001         December 31, 2000
                                                        ----------------   -----   ------    ------    ------------------------
Class B Shares
Net asset value, beginning of period                       $ 8.43           6.65     8.66      9.98             10.00

Income from Investment Operations
   Net investment income (a) (b)                             0.04           0.04     0.03      0.01                --
   Net gain (loss) on investments (both realized and
      unrealized) (a)                                        0.20           1.77    (2.02)    (1.31)            (0.02)
                                                           ------          -----   ------    ------             -----
   Total from investment operations                          0.24           1.81    (1.99)    (1.30)            (0.02)
                                                           ------          -----   ------    ------             -----
Less Distributions
   Net investment income (c)                                   --          (0.03)   (0.02)    (0.02)               --
   Net realized gain (d)                                       --             --       --        --                --
                                                           ------          -----   ------    ------             -----
   Total distributions                                         --          (0.03)   (0.02)    (0.02)               --
                                                           ------          -----   ------    ------             -----
Net asset value, end of period                             $ 8.67           8.43     6.65      8.66              9.98
                                                           ======          =====   ======    ======             =====
Total Return (e)                                             2.85%         27.19%  (23.00)%  (13.03)%           (0.20)%

Ratios/Supplemental Data
Net assets, end of period (millions)                       $110.5           89.7     38.4      26.1              24.9

Average net asset ratios assuming expense limitations
   Expenses (a)                                              1.20%(f)       1.20%    1.20%     1.20%             1.20%(f)
   Net investment income (a)                                 0.44%(f)       0.59%    0.46%     0.17%             0.01%(f)

Average net asset ratios absent expense limitations
   Expenses (a)                                              1.20%(f)       1.29%    1.27%     1.30%             2.95%(f)
   Net investment income (a)                                 0.44%(f)       0.50%    0.39%     0.07%            (1.75)%(f)

Portfolio turnover rate (g)                                     6%             8%      12%        9%               10%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.05% and 1.58%, respectively, for the six months ended June 30, 2004.
(b) Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.
(c)  Distributions represent less than $0.01 per share in 2000.
(d)  Distributions represent less than $0.01 per share in 2001.
(e) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(f)  Determined on an annualized basis.
(g) Amount represents the portfolio turnover rate of the Master Portfolio. The rate for 2000 represents the entire year.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                   From commencement
                                                        Six months ended                       of investment operations
                                                          June 30, 2004        Year ended        February 28, 2002 to
                                                           (Unaudited)     December 31, 2003       December 31, 2002
                                                        ----------------   -----------------   ------------------------
Institutional Shares
Net asset value, beginning of period                        $8.45                 6.65                  8.35

Income from Investment Operations
   Net investment income (a) (b)                             0.11                 0.11                  0.09
   Net gain (loss) on investments (both realized and
      unrealized) (a)                                        0.17                 1.77                 (1.72)
                                                            -----                -----                ------
   Total from investment operations                          0.28                 1.88                 (1.63)
                                                            -----                -----                ------
Less Distributions
   Net investment income                                       --                (0.08)                (0.07)
                                                            -----                -----                ------
   Total distributions                                         --                (0.08)                (0.07)
                                                            -----                -----                ------
Net asset value, end of period                              $8.73                 8.45                  6.65
                                                            =====                =====                ======
Total Return (c)                                             3.31%               28.27%               (19.57)%

Ratios/Supplemental Data
Net assets, end of period (millions)                        $35.8                 25.1                   8.3

Average net asset ratios assuming expense limitations
   Expenses (a)                                              0.30%(d)             0.30%                 0.30%(d)
   Net investment income (a)                                 1.35%(d)             1.49%                 1.48%(d)

Average net asset ratios absent expense limitations
   Expenses (a)                                              0.30%(d)             0.39%                 0.35%(d)
   Net investment income (a)                                 1.35%(d)             1.40%                 1.43%(d)

Portfolio turnover rate (e)                                     6%                   8%                   12%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.05% and 1.58%, respectively, for the six months ended June 30, 2004.
(b) Average shares outstanding for the period were used to calculate net investment income.
(c)  Total return is not annualized for periods that are less than a full year.
(d)  Determined on an annualized basis.
(e) Amount represents the portfolio turnover rate of the Master Portfolio. The rate for 2002 represents the entire year.

                 See accompanying notes to financial statements.

                STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                         From commencement
                                                        Six months ended   Year ended December 31,   of investment operations
                                                          June 30, 2004    -----------------------     December 18, 2000 to
                                                           (Unaudited)      2003    2002      2001       December 31, 2000
                                                        ----------------   -----   ------    -----   ------------------------
Class A Shares
Net asset value, beginning of period                       $11.69           8.14    10.37    10.43           10.00

Income from Investment Operations
   Net investment income (a) (b)                             0.01           0.04     0.05     0.06            0.01
   Net gain (loss) on investments (both realized and
      unrealized) (a)                                        0.72           3.60    (2.23)    0.10            0.43
                                                           ------          -----   ------    -----           -----
   Total from investment operations                          0.73           3.64    (2.18)    0.16            0.44
                                                           ------          -----   ------    -----           -----
Less Distributions
   Net investment income (c)                                   --          (0.04)      --    (0.07)          (0.01)
   Net realized gain                                           --          (0.05)   (0.05)   (0.15)             --
                                                           ------          -----   ------    -----           -----
   Total distributions                                         --          (0.09)   (0.05)   (0.22)          (0.01)
                                                           ------          -----   ------    -----           -----
Net asset value, end of period                             $12.42          11.69     8.14    10.37           10.43
                                                           ======          =====   ======    =====           =====
Total Return (d)                                             6.24%         44.70%  (21.06)%   1.42%           4.36%

Ratios/Supplemental Data
Net assets, end of period (millions)                       $116.3           87.6     34.0     29.4            26.1

Average net asset ratios assuming expense limitations
   Expenses (a)                                              0.95%(e)       0.95%    0.95%    0.95%           0.95%(e)
   Net investment income (a)                                 0.24%(e)       0.42%    0.53%    0.61%           2.75%(e)

Average net asset ratios absent expense limitations
   Expenses (a)                                              0.96%(e)       1.11%    1.05%    1.08%           3.21%(e)
   Net investment income (a)                                 0.23%(e)       0.26%    0.43%    0.48%           0.51%(e)

Portfolio turnover rate (f)                                    18%            48%      28%      46%              0%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.10% and 1.09%, respectively, for the six months ended June 30, 2004.
(b) Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.
(c)  Distributions represent less than $0.01 per share in 2002.
(d) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(e)  Determined on an annualized basis.
(f) Amount represents the portfolio turnover rate of the Master Portfolio. The rate for 2000 rounds to less than 1% for the one year period.

                 See accompanying notes to financial statements.

               STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                             From commencement
                                            Six months ended   Year ended December 31,   of investment operations
                                              June 30, 2004    -----------------------     December 18, 2000 to
                                               (Unaudited)      2003    2002     2001        December 31, 2000
                                            ----------------   -----   ------   ------   ------------------------
Class B Shares
Net asset value, beginning of period           $11.65           8.10    10.36   10.43            10.00

Income from Investment Operations
   Net investment income (a) (b) (c)            (0.01)            --     0.01    0.02             0.01
   Net gain (loss) on investments (both
      realized and unrealized) (a)               0.72           3.60    (2.22)   0.09             0.43
                                               ------          -----   ------   -----            -----
   Total from investment operations              0.71           3.60    (2.21)   0.11             0.44
                                               ------          -----   ------   -----            -----
Less Distributions
   Net investment income (d)                       --             --       --   (0.03)           (0.01)
   Net realized gain                               --          (0.05)   (0.05)  (0.15)              --
                                               ------          -----   ------   -----            -----
   Total distributions                             --          (0.05)   (0.05)  (0.18)           (0.01)
                                               ------          -----   ------   -----            -----
Net asset value, end of period                 $12.36          11.65     8.10   10.36            10.43
                                               ======          =====   ======   =====            =====
Total Return (e)                                 6.09%         44.46%  (21.37)%  1.03%            4.35%

Ratios/Supplemental Data
Net assets, end of period (millions)           $ 62.3           52.4     26.8    27.5             26.1

Average net asset ratios assuming expense
   limitations
   Expenses (a)                                  1.35%(f)       1.35%    1.35%   1.35%            1.35%(f)
   Net investment income (a)                    (0.17)%(f)      0.02%    0.12%   0.21%            2.37%(f)

Average net asset ratios absent expense
   limitations
   Expenses (a)                                  1.36%(f)       1.51%    1.45%   1.48%            3.21%(f)
   Net investment income (a)                    (0.18)%(f)     (0.14)%   0.02%   0.08%            0.51%(f)

Portfolio turnover rate (g)                        18%            48%      28%     46%               0%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.10% and 1.09%, respectively, for the six months ended June 30, 2004.
(b) Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.
(c) Net investment income and distributions represent less than $0.01 per share in 2003.
(d)  Distributions represent less than $0.01 per share in 2003 and 2002.
(e) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(f)  Determined on an annualized basis.
(g) Amount represents the portfolio turnover rate of the Master Portfolio. The rate for 2000 rounds to less than 1% for the one year period.

                See accompanying notes to financial statements.

               STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                       From commencement
                                            Six months ended                       of investment operations
                                              June 30, 2004        Year ended        February 28, 2002 to
                                               (Unaudited)     December 31, 2003       December 31, 2002
                                            ----------------   -----------------   ------------------------
Institutional Shares
Net asset value, beginning of period           $11.80                 8.17                   9.95

Income from Investment Operations
   Net investment income (a) (b)                 0.05                 0.09                   0.10
   Net gain (loss) on investments (both
   realized and unrealized) (a)                  0.72                 3.67                  (1.83)
                                               ------                -----                 ------
   Total from investment operations              0.77                 3.76                  (1.73)
                                               ------                -----                 ------
Less Distributions
   Net investment income (c)                       --                (0.08)                    --
   Net realized gain                               --                (0.05)                 (0.05)
                                                                     -----                  -----
   Total distributions                             --                (0.13)                 (0.05)
                                               ------                -----                 ------
Net asset value, end of period                 $12.57                11.80                   8.17
                                               ======                =====                 ======
Total Return (d)                                 6.53%               45.97%                (17.43)%

Ratios/Supplemental Data
Net assets, end of period (millions)           $ 20.0                 13.6                    3.9

Average net asset ratios assuming expense
   limitations
   Expenses (a)                                  0.45%(e)             0.45%                  0.45%(e)
   Net investment income (a)                     0.74%(e)             0.91%                  1.16%(e)

Average net asset ratios absent expense
   limitations
   Expenses (a)                                  0.46%(e)             0.61%                  0.53%(e)
   Net investment income (a)                     0.73%(e)             0.75%                  1.08%(e)

Portfolio turnover rate (f)                        18%                  48%                    28%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.10% and 1.09%, respectively, for the six months ended June 30, 2004.
(b) Average shares outstanding for the period were used to calculate net investment income.
(c)  Distributions represent less than $0.01 per share in 2002.
(d)  Total return is not annualized for periods that are less than a full year.
(e)  Determined on an annualized basis.
(f) Amount represents the portfolio turnover rate of the Master Portfolio. The rate for 2002 represents the entire year.

                 See accompanying notes to financial statements.

             STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                             From commencement
                                            Six months ended   Year ended December 31,   of investment operations
                                              June 30, 2004    -----------------------     December 18, 2000 to
                                               (Unaudited)      2003    2002     2001        December 31, 2000
                                            ----------------   -----   ------   ------   ------------------------
Class A Shares
Net asset value, beginning of period            $8.74           6.45     7.87    10.15          10.00

Income from Investment Operations
   Net investment income (a) (b)                 0.10           0.09     0.08     0.05             --
   Net gain (loss) on investments (both
   realized and unrealized) (a)                  0.33           2.29    (1.43)   (2.31)          0.15
                                                -----          -----   ------   ------          -----
   Total from investment operations              0.43           2.38    (1.35)   (2.26)          0.15
                                                -----          -----   ------   ------          -----
Less Distributions
   Net investment income (c)                       --          (0.09)   (0.07)   (0.02)            --
   Net realized gain (d)                           --             --       --       --             --
                                                -----          -----   ------   ------          -----
   Total distributions                             --          (0.09)   (0.07)   (0.02)            --
                                                -----          -----   ------   ------          -----
Net asset value, end of period                  $9.17           8.74     6.45     7.87          10.15
                                                =====          =====   ======   ======          =====
Total Return (e)                                 4.92%         36.95%  (17.08)% (22.19)%         1.50%

Ratios/Supplemental Data
Net assets, end of period (millions)            $45.8           36.0     19.5     21.0           25.4

Average net asset ratios assuming expense
   limitations
   Expenses (a)                                  1.15%(f)       1.15%    1.15%    1.15%          1.15%(f)
   Net investment income (a)                     2.22%(f)       1.29%    1.06%    0.59%          0.67%(f)

Average net asset ratios absent expense
   limitations
   Expenses (a)                                  1.20%(f)       1.35%    1.27%    1.29%          3.36%(f)
   Net investment income (a)                     2.17%(f)       1.09%    0.94%    0.45%         (1.54)%(f)

Portfolio turnover rate (g)                        23%            18%      20%       7%            45%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.25% and 2.51%, respectively, for the six months ended June 30, 2004.
(b) Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.
(c)  Distributions represent less than $0.01 per share in 2000.
(d)  Distributions representing less than $0.01 per share were made in 2001.
(e) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(f)  Determined on an annualized basis.
(g) Amount represents the portfolio turnover rate of the Master Portfolio. The rate for 2000 represents the entire year.

                 See accompanying notes to financial statements.

             STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                From commencement
                                            Six months ended     Year ended December 31,    of investment operations
                                              June 30, 2004    -------------------------      December 18, 2000 to
                                               (Unaudited)      2003     2002      2001         December 31, 2000
                                            ----------------   ------   ------    ------    ------------------------
Class B Shares
Net asset value, beginning of period            $8.74           6.44      7.87     10.15              10.00

Income from Investment Operations
   Net investment income (a) (b)                 0.08           0.07      0.05      0.02                 --
   Net gain (loss) on investments (both
      realized and unrealized) (a)               0.33           2.29     (1.43)    (2.30)              0.15
                                                -----          -----    ------    ------              -----
   Total from investment operations              0.41           2.36     (1.38)    (2.28)              0.15
                                                -----          -----    ------    ------              -----
Less Distributions
   Net investment income (c)                       --          (0.06)    (0.05)       --                 --
   Net realized gain (d)                           --             --        --        --                 --
                                                -----          -----    ------    ------              -----
   Total distributions                             --          (0.06)    (0.05)       --                 --
                                                -----          -----    ------    ------              -----
Net asset value, end of period                  $9.15           8.74      6.44      7.87              10.15
                                                =====          =====    ======    ======              =====
Total Return (e)                                 4.69%         36.71%   (17.56)%  (22.43)%             1.51%

Ratios/Supplemental Data
Net assets, end of period (millions)            $32.3           28.9      18.7      20.2               25.4

Average net asset ratios assuming expense
   limitations
   Expenses (a)                                  1.55%(f)       1.55%     1.55%     1.55%              1.55%(f)
   Net investment income (a)                     1.77%(f)       0.93%     0.66%     0.19%              0.27%(f)

Average net asset ratios absent expense
   limitations
   Expenses (a)                                  1.60%(f)       1.75%     1.67%     1.69%              3.36%(f)
   Net investment income (a)                     1.72%(f)       0.73%     0.54%     0.05%             (1.54)%(f)

Portfolio turnover rate (g)                        23%            18%       20%        7%                45%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.25% and 2.51%, respectively, for the six months ended June 30, 2004.
(b) Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.
(c)  Distributions represent less than $0.01 per share in 2000.
(d)  Distributions represent less than $0.01 per share in 2001.
(e) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(f)  Determined on an annualized basis.
(g) Amount represents the portfolio turnover rate of the Master Portfolio. The rate for 2000 represents the entire year.

                See accompanying notes to financial statements.

             STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                       From commencement
                                            Six months ended                       of investment operations
                                              June 30, 2004        Year ended        February 28, 2002 to
                                               (Unaudited)     December 31, 2003       December 31, 2002
                                            ----------------   -----------------   ------------------------
Institutional Shares
Net asset value, beginning of period            $8.75                 6.44                  7.48

Income from Investment Operations
   Net investment income (a) (b)                 0.12                 0.13                  0.08
   Net gain (loss) on investments (both
      realized and unrealized) (a)               0.33                 2.30                 (1.01)
                                                -----                -----                ------
   Total from investment operations              0.45                 2.43                 (0.93)
                                                -----                -----                ------
Less Distributions
   Net investment income                           --                (0.12)                (0.11)
                                                -----                -----                ------
   Total distributions                             --                (0.12)                (0.11)
                                                -----                -----                ------
Net asset value, end of period                  $9.20                 8.75                  6.44
                                                =====                =====                ======
Total Return (c)                                 5.14%               37.79%               (12.45)%

Ratios/Supplemental Data
Net assets, end of period (millions)            $ 8.8                  6.1                   2.8

Average net asset ratios assuming expense
   limitations
   Expenses (a)                                  0.65%(d)             0.65%                 0.65%(d)
   Net investment income (a)                     2.79%(d)             1.75%                 1.33%(d)

Average net asset ratios absent expense
   limitations
   Expenses (a)                                  0.70%(d)             0.85%                 0.74%(d)
   Net investment income (a)                     2.74%(d)             1.55%                 1.24%(d)

Portfolio turnover rate (e)                        23%                  18%                   20%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.25% and 2.51%, respectively, for the six months ended June 30, 2004.
(b) Average shares outstanding for the period were used to calculate net investment income.
(c)  Total return is not annualized for periods that are less than a full year.
(d)  Determined on an annualized basis.
(e) Amount represents the portfolio turnover rate of the Master Portfolio. The rate for 2002 represents the entire year.

                See accompanying notes to financial statements.

               STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                From commencement
                                            Six months ended    Year ended December 31,     of investment operations
                                              June 30, 2004    -------------------------       October 31, 2000 to
                                              (Unaudited)       2003       2002     2001         December 31, 2000
                                            ----------------   -----      -----    -----    ------------------------
Class A Shares
Net asset value, beginning of period           $ 9.14           8.10       8.98     9.78            10.00
Income from Investment Operations
   Net investment income (a)                     0.06           0.16       0.19     0.24             0.05
   Net gain (loss) on investments (both
      realized and unrealized)                   0.08           1.03      (0.97)   (0.79)           (0.22)
                                               ------          -----      -----    -----           ------
   Total from investment operations              0.14           1.19      (0.78)   (0.55)           (0.17)
                                               ------          -----      -----    -----           ------
Less Distributions
   Net investment income                        (0.05)         (0.15)     (0.10)   (0.23)           (0.05)
   Net realized gain (b)                           --             --         --    (0.02)              --
                                               ------          -----      -----    -----           ------
   Total distributions                          (0.05)         (0.15)     (0.10)   (0.25)           (0.05)
                                               ------          -----      -----    -----           ------
Net asset value, end of period                 $ 9.23           9.14       8.10     8.98             9.78
                                               ======          =====      =====    =====           ======
Total Return (c)                                 1.58%         14.70%     (7.93)%  (5.67)%          (1.71)%

Ratios/Supplemental Data
Net assets, end of period (millions)           $ 95.7           83.0       48.6     29.3             24.6

Average net asset ratios assuming expense
   limitations
   Expenses                                      0.50%(d)       0.50%      0.50%    0.09%            0.00%(d)
   Net investment income                         1.22%(d)       1.89%      2.30%    2.62%            3.04%(d)

Average net asset ratios absent expense
   limitations
   Expenses                                      0.58%(d)       0.61%      0.61%    0.21%            0.21%(d)
   Net investment income                         1.14%(d)       1.78%      2.19%    2.50%            2.83%(d)

Portfolio turnover rate                             0%(d)          0%(e)      3%       6%              11%(d)

(a) Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b)  Distributions represent less than $0.01 per share in 2003 and 2002.
(c) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(d)  Determined on an annualized basis.
(e)  Represents less than 0.5% in 2003.

                See accompanying notes to financial statements.

                STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                         From commencement
                                                        Six months ended   Year ended December 31,   of investment operations
                                                          June 30, 2004    -----------------------      October 31, 2000 to
                                                           (Unaudited)      2003      2002    2001       December 31, 2000
                                                        ----------------   -----     -----   -----   ------------------------
Class B Shares
Net asset value, beginning of period                         $ 9.15         8.10      8.97    9.78             10.00

Income from Investment Operations
   Net investment income (a)                                   0.04         0.12      0.16    0.23              0.05
   Net gain (loss) on investments (both realized and
      unrealized)                                              0.09         1.04     (0.95)  (0.80)            (0.22)
                                                             ------        -----     -----   -----             -----
   Total from investment operations                            0.13         1.16     (0.79)  (0.57)            (0.17)
                                                             ------        -----     -----   -----             -----
Less Distributions
   Net investment income                                      (0.04)       (0.11)    (0.08)  (0.22)            (0.05)
   Net realized gain (b)                                         --           --        --   (0.02)               --
                                                             ------        -----     -----   -----             -----
   Total distributions                                        (0.04)       (0.11)    (0.08)  (0.24)            (0.05)
                                                             ------        -----     -----   -----             -----
Net asset value, end of period                               $ 9.24         9.15      8.10    8.97              9.78
                                                             ======        =====     =====   =====             =====
Total Return (c)                                               1.37%       14.36%    (8.25)% (5.90)%           (1.71)%

Ratios/Supplemental Data
Net assets, end of period (millions)                         $ 53.2         49.0      33.3    25.9              24.6

Average net asset ratios assuming expense limitations
   Expenses                                                    0.90%(d)     0.90%     0.90%   0.15%             0.00%(d)
   Net investment income                                       0.81%(d)     1.45%     1.85%   2.46%             3.04%(d)

Average net asset ratios absent expense limitations
   Expenses                                                    0.98%(d)     1.00%     1.01%   0.27%             0.21%(d)
   Net investment income                                       0.73%(d)     1.35%     1.74%   2.34%             2.83%(d)

Portfolio turnover rate                                           0%(d)        0%(e)     3%      6%               11%(d)

(a) Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b)  Distributions represent less than $0.01 per share in 2003 and 2002.
(c) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(d)  Determined on an annualized basis.
(e)  Represents less than 1% in 2003.

                 See accompanying notes to financial statements.

                STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                   From commencement
                                                        Six months ended                       of investment operations
                                                          June 30, 2004        Year ended        February 28, 2002 to
                                                           (Unaudited)     December 31, 2003       December 31, 2002
                                                        ----------------   -----------------   ------------------------
Institutional Shares
Net asset value, beginning of period                         $ 9.10               8.06                   8.94

Income from Investment Operations
   Net investment income (a)                                   0.08               0.21                   0.22
   Net gain (loss) on investments (both realized and
      unrealized)                                              0.09               1.01                  (0.94)
                                                             ------              -----                  -----
   Total from investment operations                            0.17               1.22                  (0.72)
                                                             ------              -----                  -----
Less Distributions
   Net investment income                                      (0.08)             (0.18)                 (0.16)
   Net realized gain (b)                                         --                 --                     --
                                                             ------              -----                  -----
   Total distributions                                        (0.08)             (0.18)                 (0.16)
                                                             ------              -----                  -----
Net asset value, end of period                               $ 9.19               9.10                   8.06
                                                             ======              =====                  =====
Total Return (c)                                               1.82%             15.26%                 (7.12)%

Ratios/Supplemental Data
Net assets, end of period (millions)                         $  5.9                4.7                    1.5

Average net asset ratios assuming expense limitations
   Expenses                                                    0.00%(d)           0.00%                  0.00%(d)
   Net investment income                                       1.72%(d)           2.44%                  3.33%(d)

Average net asset ratios absent expense limitations
   Expenses                                                    0.08%(d)           0.13%                  0.09%(d)
   Net investment income                                       1.64%(d)           2.31%                  3.24%(d)

Portfolio turnover rate                                           0%(d)              0%(e)                  3%(d)

(a) Average shares outstanding for the period were used to calculate net investment income.
(b)  Distributions represent less than $0.01 per share in 2003 and 2002.
(c)  Total return is not annualized for periods that are less than a full year.
(d)  Determined on an annualized basis.
(e)  Represents less than 1% in 2003.

                 See accompanying notes to financial statements.

                     STATE FARM MUTUAL FUND TRUST BOND FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                         sFrom commencement
                                                        Six months ended   Year ended December 31,   of investment operations
                                                          June 30, 2004    -----------------------      October 31, 2000 to
                                                           (Unaudited)       2003    2002    2001        December 31, 2000
                                                        ----------------    -----   -----   -----    ------------------------
Class A Shares
Net asset value, beginning of period                         $10.66         10.73   10.35   10.25              10.00

Income from Investment Operations
   Net investment income                                       0.20          0.40    0.51    0.60               0.10
   Net gain (loss) on investments (both realized and
      unrealized)                                             (0.22)        (0.07)   0.40    0.14               0.25
                                                             ------         -----   -----   -----              -----
   Total from investment operations                           (0.02)         0.33    0.91    0.74               0.35
                                                             ------         -----   -----   -----              -----
Less Distributions
   Net investment income                                      (0.20)        (0.40)  (0.51)  (0.60)             (0.10)
   Net realized gain                                             --            --   (0.02)  (0.04)                --
                                                             ------         -----   -----   -----              -----
   Total distributions                                        (0.20)        (0.40)  (0.53)  (0.64)             (0.10)
                                                             ------         -----   -----   -----              -----
Net asset value, end of period                               $10.44         10.66   10.73   10.35              10.25
                                                             ======         =====   =====   =====              =====
Total Return (a)                                              (0.21)%        3.16%   9.02%   7.42%              3.54%

Ratios/Supplemental Data
Net assets, end of period (millions)                         $111.1         101.2    55.8    21.0               25.5

Average net asset ratios assuming expense limitations
   Expenses                                                    0.69%(b)      0.70%   0.70%   0.70%              0.29%(b)
   Net investment income                                       3.76%(b)      3.76%   4.80%   5.74%              6.35%(b)

Average net asset ratios absent expense limitations
   Expenses                                                    0.69%(b)      0.70%   0.71%   0.73%              0.29%(b)
   Net investment income                                       3.76%(b)      3.75%   4.79%   5.71%              6.35%(b)

Portfolio turnover rate                                          13%(b)        18%     15%     26%               190%(b)

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

                     STATE FARM MUTUAL FUND TRUST BOND FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                        From commencement
                                                        Six months ended   Year ended December 31,   of investment operations
                                                          June 30, 2004    -----------------------     October 31, 2000 to
                                                           (Unaudited)       2003    2002    2001       December 31, 2000
                                                        ----------------    -----   -----   -----    ------------------------
Class B Shares
Net asset value, beginning of period                         $10.66         10.73   10.35   10.25            10.00

Income from Investment Operations
   Net investment income                                       0.19          0.36    0.47    0.56             0.10
   Net gain (loss) on investments (both
      realized and unrealized)                                (0.21)        (0.07)   0.40    0.14             0.25
                                                             ------         -----   -----   -----            -----
   Total from investment operations                           (0.02)         0.29    0.87    0.70             0.35
                                                             ------         -----   -----   -----            -----
Less Distributions
   Net investment income                                      (0.19)        (0.36)  (0.47)  (0.56)           (0.10)
   Net realized gain                                             --            --   (0.02)  (0.04)              --
                                                             ------         -----   -----   -----            -----
   Total distributions                                        (0.19)        (0.36)  (0.49)  (0.60)           (0.10)
                                                             ------         -----   -----   -----            -----
Net asset value, end of period                               $10.45         10.66   10.73   10.35            10.25
                                                             ======         =====   =====   =====            =====
Total Return (a)                                              (0.31)%        2.78%   8.59%   7.00%            3.54%

Ratios/Supplemental Data
Net assets, end of period (millions)                         $ 51.4          49.7    31.4    18.0             25.4

Average net asset ratios assuming expense limitations
   Expenses                                                    1.09%(b)      1.10%   1.10%   1.10%            0.29%(b)
   Net investment income                                       3.36%(b)      3.36%   4.44%   5.34%            6.35%(b)

Average net asset ratios absent expense limitations
   Expenses                                                    1.09%(b)      1.10%   1.11%   1.13%            0.29%(b)
   Net investment income                                       3.36%(b)      3.36%   4.43%   5.31%            6.35%(b)

Portfolio turnover rate                                          13%(b)        18%     15%     26%             190%(b)

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

                     STATE FARM MUTUAL FUND TRUST BOND FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                        From commencement
                                                        Six months ended   Year ended December 31,   of investment operations
                                                          June 30, 2004    -----------------------     November 1, 2001 to
                                                           (Unaudited)          2003     2002           December 31, 2000
                                                        ----------------       -----    -----        ------------------------
Institutional Shares
Net asset value, beginning of period                         $10.65            10.72    10.33                10.73

Income from Investment Operations
   Net investment income (a)                                   0.23             0.46     0.56                 0.10
   Net gain (loss) on investments (both
      realized and unrealized)                                (0.22)           (0.07)    0.41                (0.36)
                                                             ------            -----    -----                -----
   Total from investment operations                            0.01             0.39     0.97                (0.26)
                                                             ------            -----    -----                -----
Less Distributions
   Net investment income                                      (0.23)           (0.46)   (0.56)               (0.10)
   Net realized gain                                             --               --    (0.02)               (0.04)
                                                             ------            -----    -----                -----
   Total distributions                                        (0.23)           (0.46)   (0.58)               (0.14)
                                                             ------            -----    -----                -----
Net asset value, end of period                               $10.43            10.65    10.72                10.33
                                                             ======            =====    =====                =====
Total Return (b)                                               0.04%            3.69%    9.69%               (2.33)%

Ratios/Supplemental Data
Net assets, end of period (millions)                         $ 70.4             61.5     35.8                 22.2

Average net asset ratios assuming expense limitations
   Expenses                                                    0.19%(c)         0.20%    0.20%                0.20%(c)
   Net investment income                                       4.27%(c)         4.28%    5.36%                6.16%(c)

Average net asset ratios absent expense limitations
   Expenses                                                    0.19%(c)         0.20%    0.20%                0.22%(c)
   Net investment income                                       4.27%(c)         4.28%    5.36%                6.14%(c)

Portfolio turnover rate                                          13%(c)           18%      15%                  26%(c)

(a) Average shares outstanding for the period were used to calculate net investment income.
(b)  Total return is not annualized for periods that are less than a full year.
(c)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

              STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                        From commencement
                                                        Six months ended   Year ended December 31,   of investment operations
                                                          June 30, 2004    -----------------------     October 31, 2000 to
                                                           (Unaudited)       2003    2002    2001       December 31, 2000
                                                        ----------------    -----   -----   -----    ------------------------
Class A Shares
Net asset value, beginning of period                         $11.15         10.97   10.23   10.29            10.00

Income from Investment Operations
   Net investment income                                       0.21          0.42    0.43    0.44             0.09
   Net gain (loss) on investments (both realized and
      unrealized)                                             (0.33)         0.18    0.74   (0.06)            0.29
                                                             ------         -----   -----   -----            -----
   Total from investment operations                           (0.12)         0.60    1.17    0.38             0.38
                                                             ------         -----   -----   -----            -----
Less Distributions
   Net investment income                                      (0.21)        (0.42)  (0.43)  (0.44)           (0.09)
                                                             ------         -----   -----   -----            -----
   Total distributions                                        (0.21)        (0.42)  (0.43)  (0.44)           (0.09)
                                                             ------         -----   -----   -----            -----
Net asset value, end of period                               $10.82         11.15   10.97   10.23            10.29
                                                             ======         =====   =====   =====            =====
Total Return (a)                                              (1.06)%        5.60%  11.64%   3.77%            3.79%

Ratios/Supplemental Data
Net assets, end of period (millions)                         $ 62.4          59.6    43.7    29.0             26.0

Average net asset ratios assuming expense limitations
   Expenses                                                    0.69%(b)      0.70%   0.70%   0.70%            0.36%(b)
   Net investment income                                       3.89%(b)      3.83%   4.03%   4.26%            5.47%(b)

Average net asset ratios absent expense limitations
   Expenses                                                    0.69%(b)      0.70%   0.71%   0.71%            0.36%(b)
   Net investment income                                       3.89%(b)      3.83%   4.02%   4.25%            5.47%(b)

Portfolio turnover rate                                           1%(b)         8%      7%      0%               0%(b)

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

             STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                         From commencement
                                                        Six months ended   Year ended December 31,   of investment operations
                                                          June 30, 2004    -----------------------      October 31, 2000 to
                                                           (Unaudited)       2003    2002    2001        December 31, 2000
                                                        ----------------    -----   -----   -----    ------------------------
Class B Shares
Net asset value, beginning of period                         $11.15         10.97   10.23   10.29              10.00

Income from Investment Operations
   Net investment income                                       0.38          0.38    0.39    0.40               0.09
   Net gain (loss) on investments (both realized and
      unrealized)                                             (0.33)         0.18    0.74   (0.06)              0.29
                                                             ------         -----   -----   -----              -----
   Total from investment operations                            0.05          0.56    1.13    0.34               0.38
                                                             ------         -----   -----   -----              -----

Less Distributions
   Net investment income                                      (0.38)        (0.38)  (0.39)  (0.40)             (0.09)
                                                             ------         -----   -----   -----              -----
   Total distributions                                        (0.38)        (0.38)  (0.39)  (0.40)             (0.09)
                                                             ------         -----   -----   -----              -----
Net asset value, end of period                               $10.82         11.15   10.97   10.23              10.29
                                                             ======         =====   =====   =====              =====
Total Return (a)                                              (1.26)%        5.18%  11.20%   3.35%              3.79%

Ratios/Supplemental Data
Net assets, end of period (millions)                         $ 34.1          35.2    32.0    27.0               26.0

Average net asset ratios assuming expense limitations
   Expenses                                                    1.09%(b)      1.10%   1.10%   1.10%              0.36%(b)
   Net investment income                                       3.49%(b)      3.43%   3.64%   3.86%              5.47%(b)

Average net asset ratios absent expense limitations
   Expenses                                                    1.09%(b)      1.10%   1.12%   1.11%              0.36%(b)
   Net investment income                                       3.49%(b)      3.43%   3.62%   3.85%              5.47%(b)

Portfolio turnover rate                                           1%(b)         8%      7%      0%                 0%(b)

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b)  Determined on an annualized basis.

                See accompanying notes to financial statements.

             STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                              From commencement
                                                                   Six months ended                       of investment operations
                                                                     June 30, 2004        Year ended        February 28, 2002 to
                                                                      (Unaudited)     December 31, 2003       December 31, 2002
                                                                   ----------------   -----------------   ------------------------
Institutional Shares
Net asset value, beginning of period                                    $11.16              10.98                   10.52

Income from Investment Operations
   Net investment income                                                  0.48               0.48                    0.40
   Net gain (loss) on investments (both realized and unrealized)         (0.34)              0.18                    0.46
                                                                        ------              -----                   -----
   Total from investment operations                                       0.14               0.66                    0.86
                                                                        ------              -----                   -----

Less Distributions
   Net investment income                                                 (0.48)             (0.48)                  (0.40)
                                                                        ------              -----                   -----
   Total distributions                                                   (0.48)             (0.48)                  (0.40)
                                                                        ------              -----                   -----
Net asset value, end of period                                          $10.82              11.16                   10.98
                                                                        ======              =====                   =====
Total Return (a)                                                         (0.91)%             6.18%                   8.35%

Ratios/Supplemental Data
Net assets, end of period (millions)                                    $  0.2                0.2                     0.1

Average net asset ratios assuming expense limitations
   Expenses                                                               0.19%(b)           0.20%                   0.20%(b)
   Net investment income                                                  4.39%(b)           4.33%                   4.49%(b)

Average net asset ratios absent expense limitations
   Expenses                                                               0.19%(b)           0.21%                   0.21%(b)
   Net investment income                                                  4.39%(b)           4.32%                   4.48%(b)

Portfolio turnover rate                                                      1%(b)              8%                      7%(b)

(a)  Total return is not annualized for periods that are less than a full year.
(b)  Determined on an annualized basis.

                See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                         From commencement
                                                        Six months ended   Year ended December 31,   of investment operations
                                                          June 30, 2004    -----------------------     December 12, 2000 to
                                                           (Unaudited)       2003    2002    2001       December 31, 2000
                                                        ----------------    -----   -----   -----    ------------------------
Class A Shares
Net asset value, beginning of period                         $1.00           1.00    1.00    1.00              1.00

Income from Investment Operations
   Net investment income (a)                                    --           0.01    0.01    0.04                --
                                                             -----          -----   -----   -----              ----
   Total from investment operations                             --           0.01    0.01    0.04                --
                                                             -----          -----   -----   -----              ----
Less Distributions
   Net investment income (a)                                    --          (0.01)  (0.01)  (0.04)               --
                                                             -----          -----   -----   -----              ----
   Total distributions                                          --          (0.01)  (0.01)  (0.04)               --
                                                             -----          -----   -----   -----              ----
Net asset value, end of period                               $1.00           1.00    1.00    1.00              1.00
                                                             =====          =====   =====   =====              ====
Total Return (b)                                              0.21%          0.54%   1.14%   3.62%             0.29%

Ratios/Supplemental Data
Net assets, end of period (millions)                         $71.0           65.1    36.2    11.0               5.0

Average net asset ratios assuming expense limitations
   Expenses                                                   0.60%(c)       0.60%   0.60%   0.60%             0.60%(c)
   Net investment income                                      0.43%(c)       0.52%   1.10%   3.22%             5.94%(c)

Average net asset ratios absent expense limitations
   Expenses                                                   0.62%(c)       0.65%   0.71%   0.84%             1.93%(c)
   Net investment income                                      0.41%(c)       0.47%   0.99%   2.98%             4.61%(c)

(a) Net investment income and distributions represent less than $0.01 per share for the period ended June 30, 2004 and the period ended December 31, 2000.
(b)  Total return is not annualized for periods that are less than a full year.
(c)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                             From commencement
                                            Six months ended   Year ended December 31,   of investment operations
                                              June 30, 2004    -----------------------     December 12, 2000 to
                                               (Unaudited)       2003    2002    2001        December 31, 2000
                                            ----------------     ----   -----   -----    ------------------------
Class B Shares
Net asset value, beginning of period              $1.00          1.00    1.00    1.00              1.00

Income from Investment Operations
   Net investment income (a)                         --            --    0.01    0.03                --
                                                  -----          ----    ----    ----              ----
   Total from investment operations                  --            --    0.01    0.03                --
                                                  -----          ----    ----    ----              ----
Less Distributions
   Net investment income (a)                         --            --   (0.01)  (0.03)               --
                                                  -----          ----    ----    ----              ----
   Total distributions                               --            --   (0.01)  (0.03)               --
                                                  -----          ----    ----    ----              ----
Net asset value, end of period                    $1.00          1.00    1.00    1.00              1.00
                                                  =====          ====    ====    ====              ====
Total Return (b)                                   0.02%         0.14%   0.74%   3.21%             0.27%

Ratios/Supplemental Data
Net assets, end of period (millions)              $ 6.0           5.7     5.4     5.2               5.0

Average net asset ratios assuming expense
   limitations and additional expense
   waiver
   Expenses                                        1.00%(c)        --      --      --                --
   Net investment income                           0.03%(c)        --      --      --                --

Average net asset ratios assuming expense
   limitations
   Expenses                                        1.00%(c)      1.00%   1.00%   1.00%             1.00%(c)
   Net investment income                           0.03%(c)      0.14%   0.73%   3.15%             5.54%(c)

Average net asset ratios absent expense
   limitations
   Expenses                                        1.02%(c)      1.03%   1.13%   1.26%             1.93%(c)
   Net investment income                           0.01%(c)      0.11%   0.60%   2.89%             4.61%(c)

(a) Net investment income and distributions represent less than $0.01 per share for the period ended June 30, 2004 and the year ended December 31, 2003 and the period ended December 31, 2000.
(b) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(c)  Determined on an annualized basis.

                See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                       From commencement
                                            Six months ended                       of investment operations
                                              June 30, 2004        Year ended        February 28, 2002 to
                                               (Unaudited)     December 31, 2003       December 31, 2002
                                            ----------------   -----------------   ------------------------
Institutional Shares
Net asset value, beginning of period              $1.00               1.00                   1.00

Income from Investment Operations
   Net investment income (a)                         --               0.01                   0.01
                                                  -----               ----                   ----
   Total from investment operations                  --               0.01                   0.01
                                                  -----               ----                   ----
Less Distributions
   Net investment income (a)                         --              (0.01)                 (0.01)
                                                  -----               ----                   ----
   Total distributions                               --              (0.01)                 (0.01)
                                                  -----               ----                   ----
Net asset value, end of period                    $1.00               1.00                   1.00
                                                  =====               ====                   ====
Total Return (b)                                   0.42%              0.94%                  1.28%

Ratios/Supplemental Data
Net assets, end of period (millions)              $ 7.8                6.9                    2.6

Average net asset ratios assuming expense
   limitations
   Expenses                                        0.20%(c)           0.20%                  0.20%(c)
   Net investment income                           0.83%(c)           0.92%                  1.47%(c)

Average net asset ratios absent expense
   limitations
   Expenses                                        0.22%(c)           0.24%                  0.27%(c)
   Net investment income                           0.81%(c)           0.88%                  1.40%(c)

(a) Net investment income and distributions represent less than $0.01 per share for the period ended June 30, 2004.
(b)  Total return is not annualized for periods that are less than a full year.
(c)  Determined on an annualized basis.

                See accompanying notes to financial statements.

                STATE FARM MUTUAL FUND TRUST LIFEPATH INCOME FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                  From commencement
                                            Six months ended  of investment operations
                                              June 30, 2004        May 9, 2003 to
                                               (Unaudited)        December 31, 2003
                                            ---------------   ------------------------
Class A Shares
Net asset value, beginning of period             $10.82                $10.00

Income from Investment Operations
   Net investment income (a) (b)                   0.06                  0.07
   Net gain (loss) on investments (both
      realized and unrealized)                       --                  0.80
                                                 ------                ------
   Total from investment operations                0.06                  0.87
                                                 ------                ------
Less Distributions
   Net investment income                          (0.06)                (0.05)
   Net realized gain (c)                             --                    --
                                                 ------                ------
   Total distributions                            (0.06)                (0.05)
                                                 ------                ------
Net asset value, end of period                   $10.82                $10.82
                                                 ======                ======
Total Return (d)                                   0.47%                 8.74%

Ratios/Supplemental Data
Net assets, end of period (millions)             $ 47.5                $ 31.0

Average net asset ratios assuming expense
   limitations and expense waivers
   Expenses (a)                                    1.27%(e)              1.30%(e)
   Net investment income (a)                       1.08%(e)              1.13%(e)

Average net asset ratios absent expense
   limitations and expense waivers
   Expenses (g)                                    1.61%(e)              1.73%(e)
   Net investment income (g)                       0.74%(e)              0.70%(e)

Portfolio turnover rate (f)                         114%                   29%

(a) The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio and reflect the Manager's voluntary expense limitation threshold of 1.30% of the Fund's net assets. For the period ended June 30, 2004, the net amounts and ratios also include the Fund's indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, and reflect Barclays' voluntary expense waivers of the management fees charged to the Master Portfolio in an amount equal to the Fund's indirect proportionate amount of the management and administration fees, if any, charged to the Underlying Funds, including the Active Stock and CoreAlpha Bond Master Portfolios. The expense and net investment income ratios for the Master Portfolio, assuming Barclays' expense waivers, were 0.32% and 1.99%, respectively, for the six months ended June 30, 2004.
(b) Average shares outstanding for the period were used to calculate net investment income.
(c) Distribution represents less than $0.01 per share and for the period ended December 31, 2003.
(d) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(e)  Determined on an annualized basis.
(f) Amount represents the portfolio turnover rate of the Master Portfolio. The rate for 2003 represents the entire year.
(g) Ratios reflect inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio but do not reflect the Manager's voluntary expense limitation threshold of 1.30% of the Fund's net assets. For the period ended June 30, 2004, the ratios also include the Fund's indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, but do not reflect Barclays' voluntary expense waivers of the management fees charged to the Master Portfolio in an amount equal to the Fund's indirect proportionate amount of the management and administration fees, if any, charged to the Underlying Funds, including the Active Stock and CoreAlpha Bond Master Portfolios. The expense and net investment income ratios for the Master Portfolio, excluding any expense waivers for the Underlying Funds, were 0.53% and 1.78%, respectively, for the six months ended June 30, 2004.

                 See accompanying notes to financial statements.

                STATE FARM MUTUAL FUND TRUST LIFEPATH INCOME FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                   From commencement
                                            Six months ended   of investment operations
                                              June 30, 2004         May 9, 2003 to
                                               (Unaudited)         December 31, 2003
                                            ----------------   ------------------------
Class B Shares
Net asset value, beginning of period            $10.81                 $10.00

Income from Investment Operations
   Net investment income (a) (b)                  0.04                   0.05
   Net gain (loss) on investments (both
      realized and unrealized)                   (0.01)                  0.79
                                                ------                 ------
   Total from investment operations               0.03                   0.84
                                                ------                 ------

Less Distributions
   Net investment income                         (0.04)                 (0.03)
   Net realized gain (c)                            --                    --
                                                ------                 ------
   Total distributions                           (0.04)                 (0.03)
                                                ------                 ------
Net asset value, end of period                  $10.80                 $10.81
                                                ======                 ======
Total Return (d)                                  0.24%                  8.47%

Ratios/Supplemental Data
Net assets, end of period (millions)            $  6.6                 $  4.1

Average net asset ratios assuming expense
   limitations and expense waivers
   Expenses (a)                                   1.67%(e)               1.70%(e)
   Net investment income (a)                      0.69%(e)               0.75%(e)

Average net asset ratios absent expense
   limitations and expense waivers
   Expenses (g)                                   2.01%(e)               2.31%(e)
   Net investment income (g)                      0.35%(e)               0.14%(e)

Portfolio turnover rate (f)                        114%                    29%

(a) The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio and reflect the Manager's voluntary expense limitation threshold of 1.70% of the Fund's net assets. For the period ended June 30, 2004, the net amounts and ratios also include the Fund's indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, and reflect Barclays' voluntary expense waivers of the management fees charged to the Master Portfolio in an amount equal to the Fund's indirect proportionate amount of the management and administration fees, if any, charged to the Underlying Funds, including the Active Stock and CoreAlpha Bond Master Portfolios. The expense and net investment income ratios for the Master Portfolio, assuming Barclays' expense waivers, were 0.32% and 1.99%, respectively, for the six months ended June 30, 2004.
(b) Average shares outstanding for the period were used to calculate net investment income.
(c) Distribution represents less than $0.01 per share for the period ended December 31, 2003.
(d) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(e)  Determined on an annualized basis.
(f) Amount represents the portfolio turnover rate of the Master Portfolio. The rate for 2003 represents the entire year.
(g) Ratios reflect inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio but do not reflect the Manager's voluntary expense limitation threshold of 1.70% of the Fund's net assets. For the period ended June 30, 2004, the ratios also include the Fund's indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, but do not reflect Barclays' voluntary expense waivers of the management fees charged to the Master Portfolio in an amount equal to the Fund's indirect proportionate amount of the management and administration fees, if any, charged to the Underlying Funds, including the Active Stock and CoreAlpha Bond Master Portfolios. The expense and net investment income ratios for the Master Portfolio, excluding any expense waivers for the Underlying Funds, were 0.53% and 1.78%, respectively, for the six months ended June 30, 2004.

                 See accompanying notes to financial statements.

                STATE FARM MUTUAL FUND TRUST LIFEPATH INCOME FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                   From commencement
                                            Six months ended   of Investment operations
                                              June 30, 2004         May 9, 2003 to
                                               (Unaudited)         December 31, 2003
                                            ----------------   ------------------------
Institutional Shares
Net asset value, beginning of period            $10.84                  10.00

Income from Investment Operations
   Net investment income (a) (b)                  0.08                   0.10
   Net gain (loss) on investments (both
      realized and unrealized)                   (0.01)                  0.80
                                                ------                 ------
   Total from investment operations               0.07                   0.90
                                                ------                 ------

Less Distributions
   Net investment income                         (0.07)                 (0.06)
   Net realized gain (c)                            --                     --
                                                ------                 ------
   Total distributions                           (0.07)                 (0.06)
                                                ------                 ------
Net asset value, end of period                  $10.84                 $10.84
                                                ======                 ======
Total Return (d)                                  0.64%                  9.09%

Ratios/Supplemental Data
Net assets, end of period (millions)            $  4.7                 $  2.9

Average net asset ratios assuming expense
   limitations and expense waivers
   Expenses (a)                                   0.77%(e)               0.80%(e)
   Net investment income (a)                      1.52%(e)               1.66%(e)

Average net asset ratios absent expense
   limitations and expense waivers
   Expenses (g)                                   1.11%(e)               1.56%(e)
   Net investment income (g)                      1.18%(e)               0.90%(e)

Portfolio turnover rate (f)                        114%                    29%

(a) The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio and reflect the Manager's voluntary expense limitation threshold of 0.80% of the Fund's net assets. For the period ended June 30, 2004, the net amounts and ratios also include the Fund's indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, and reflect Barclays' voluntary expense waivers of the management fees charged to the Master Portfolio in an amount equal to the Fund's indirect proportionate amount of the management and administration fees, if any, charged to the Underlying Funds, including the Active Stock and CoreAlpha Bond Master Portfolios. The expense and net investment income ratios for the Master Portfolio, assuming Barclays' expense waivers, were 0.32% and 1.99%, respectively, for the six months ended June 30, 2004.
(b) Average shares outstanding for the period were used to calculate net investment income.
(c) Distribution represents less than $0.01 per share for the period ended December 31, 2003.
(d)  Total return is not annualized for periods that are less than a full year.
(e)  Determined on an annualized basis.
(f) Amount represents the portfolio turnover rate of the Master Portfolio. The rate for 2003 represents the entire year.
(g) Ratios reflect inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio but do not reflect the Manager's voluntary expense limitation threshold of 0.80% of the Fund's net assets. For the period ended June 30, 2004, the ratios also include the Fund's indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, but do not reflect Barclays' voluntary expense waivers of the management fees charged to the Master Portfolio in an amount equal to the Fund's indirect proportionate amount of the management and administration fees, if any, charged to the Underlying Funds, including the Active Stock and CoreAlpha Bond Master Portfolios. The expense and net investment income ratios for the Master Portfolio, excluding any expense waivers for the Underlying Funds, were 0.53% and 1.78%, respectively, for the six months ended June 30, 2004.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST LIFEPATH 2010 FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                   From commencement
                                            Six months ended   of investment operations
                                              June 30, 2004         May 9, 2003 to
                                               (Unaudited)         December 31, 2003
                                            ----------------   ------------------------
Class A Shares
Net asset value, beginning of period            $11.16                 $10.00

Income from Investment Operations
   Net investment income (a) (b)                  0.05                   0.06
   Net gain (loss) on investments (both
      realized and unrealized)                    0.06                   1.13
                                                ------                 ------
   Total from investment operations               0.11                   1.19
                                                ------                 ------

Less Distributions
   Net investment income                            --                  (0.03)
   Net realized gain (c)                            --                     --
                                                ------                 ------
   Total distributions                              --                  (0.03)
                                                ------                 ------
Net asset value, end of period                  $11.27                 $11.16
                                                ======                 ======
Total Return (d)                                  0.99%                 11.91%

Ratios/Supplemental Data
Net assets, end of period (millions)            $ 83.5                 $ 40.8

Average net asset ratios assuming expense
   limitations and expense waivers
   Expenses (a)                                   1.27%(e)               1.30%(e)
   Net investment income (a)                      0.90%(e)               0.98%(e)

Average net asset ratios absent expense
   limitations and expense waivers
   Expenses (g)                                   1.55%(e)               1.59%(e)
   Net investment income (g)                      0.62%(e)               0.69%(e)

Portfolio turnover rate (f)                        114%                    23%

(a) The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio and reflect the Manager's voluntary expense limitation threshold of 1.30% of the Fund's net assets. For the period ended June 30, 2004, the net amounts and ratios also include the Fund's indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, and reflect Barclays' voluntary expense waivers of the management fees charged to the Master Portfolio in an amount equal to the Fund's indirect proportionate amount of the management and administration fees, if any, charged to the Underlying Funds, including the Active Stock and CoreAlpha Bond Master Portfolios. The expense and net investment income ratios for the Master Portfolio, assuming Barclays' expense waivers, were 0.32% and 1.80%, respectively, for the six months ended June 30, 2004.
(b) Average shares outstanding for the period were used to calculate net investment income.
(c) Distribution represents less than $0.01 per share for the period ended December 31, 2003.
(d) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(e)  Determined on an annualized basis.
(g) Ratios reflect inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio but do not reflect the Manager's voluntary expense limitation threshold of 1.30% of the Fund's net assets. For the period ended June 30, 2004, the ratios also include the Fund's indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, but do not reflect Barclays' voluntary expense waivers of the management fees charged to the Master Portfolio in an amount equal to the Fund's indirect proportionate amount of the management and administration fees, if any, charged to the Underlying Funds, including the Active Stock and CoreAlpha Bond Master Portfolios. The expense and net investment income ratios for the Master Portfolio, excluding any expense waivers for the Underlying Funds, were 0.53% and 1.59%, respectively, for the six months ended June 30, 2004.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST LIFEPATH 2010 FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                   From commencement
                                            Six months ended   of investment operations
                                              June 30, 2004         May 9, 2003 to
                                               (Unaudited)         December 31, 2003
                                            ----------------   ------------------------
Class B Shares
Net asset value, beginning of period            $11.14                $10.00

Income from Investment Operations
   Net investment income (a)(b)                   0.02                  0.04
   Net gain (loss) on investments (both
      realized and unrealized)                    0.06                  1.12
                                                ------                ------
   Total from investment operations               0.08                  1.16
                                                ------                ------
Less Distributions
   Net investment income                            --                 (0.02)
   Net realized gain (c)                            --                    --
                                                ------                ------
   Total distributions                              --                 (0.02)
                                                ------                ------
Net asset value, end of period                  $11.22                $11.14
                                                ======                ======
Total Return (d)                                  0.72%                11.60%

Ratios/Supplemental Data
Net assets, end of period (millions)            $ 21.1                $ 11.4

Average net asset ratios assuming expense
   limitations and expense waivers
   Expenses (a)                                   1.67%(e)              1.70%(e)
   Net investment income (a)                      0.45%(e)              0.58%(e)

Average net asset ratios absent expense
   limitations and expense waivers
   Expenses (g)                                   1.95%(e)              2.07%(e)
   Net investment income (g)                      0.17%(e)              0.21%(e)

Portfolio turnover rate (f)                        114%                   23%

(a) The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio and reflect the Manager's voluntary expense limitation threshold of 1.70% of the Fund's net assets. For the period ended June 30, 2004, the net amounts and ratios also include the Fund's indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, and reflect Barclays' voluntary expense waivers of the management fees charged to the Master Portfolio in an amount equal to the Fund's indirect proportionate amount of the management and administration fees, if any, charged to the Underlying Funds, including the Active Stock and CoreAlpha Bond Master Portfolios. The expense and net investment income ratios for the Master Portfolio, assuming Barclays' expense waivers, were 0.32% and 1.80%, respectively, for the six months ended June 30, 2004.
(b) Average shares outstanding for the period were used to calculate net investment income.
(c) Distribution represents less than $0.01 per share for the period ended December 31, 2003.
(d) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(e)  Determined on an annualized basis.
(f) Amount represents the portfolio turnover rate of the Master Portfolio. The rate for 2003 represents the entire year.
(g) Ratios reflect inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio but do not reflect the Manager's voluntary expense limitation threshold of 1.70% of the Fund's net assets. For the period ended June 30, 2004, the ratios also include the Fund's indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, but do not reflect Barclays' voluntary expense waivers of the management fees charged to the Master Portfolio in an amount equal to the Fund's indirect proportionate amount of the management and administration fees, if any, charged to the Underlying Funds, including the Active Stock and CoreAlpha Bond Master Portfolios. The expense and net investment income ratios for the Master Portfolio, excluding any expense waivers for the Underlying Funds, were 0.53% and 1.59%, respectively, for the six months ended June 30, 2004.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST LIFEPATH 2010 FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                 From commencement
                                                                             of investment operations
                                            Six months ended June 30, 2004        May 9, 2003 to
                                                      (Unaudited)                December 31, 2003
                                            ------------------------------   ------------------------
Institutional Shares
Net asset value, beginning of period                  $11.21                         10.00

Income from Investment Operations
   Net investment income (a)(b)                         0.08                          0.09
   Net gain (loss) on investments (both
      realized and unrealized)                          0.04                          1.16
                                                      ------                         -----
   Total from investment operations                     0.12                          1.25
                                                      ------                         -----
Less Distributions
   Net investment income                                  --                         (0.04)
   Net realized gain (c)                                  --                            --
                                                      ------                         -----
   Total distributions                                    --                         (0.04)
                                                      ------                         -----
Net asset value, end of period                        $11.33                         11.21
                                                      ======                         =====
Total Return (d)                                        1.07%                        12.55%

Ratios/Supplemental Data
Net assets, end of period (millions)                  $  9.3                           4.2

Average net asset ratios assuming expense
   limitations and expense waivers
   Expenses (a)                                         0.77%(e)                      0.80%(e)
   Net investment income (a)                            1.41%(e)                      1.47%(e)

Average net asset ratios absent expense
   limitations and expense waivers
   Expenses (g)                                         1.05%(e)                      1.31%(e)
   Net investment income (g)                            1.13%(e)                      0.96%(e)

Portfolio turnover rate (f)                              114%                           23%

(a) The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio and reflect the Manager's voluntary expense limitation threshold of 0.80% of the Fund's net assets. For the period ended June 30, 2004, the net amounts and ratios also include the Fund's indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, and reflect Barclays' voluntary expense waivers of the management fees charged to the Master Portfolio in an amount equal to the Fund's indirect proportionate amount of the management and administration fees, if any, charged to the Underlying Funds, including the Active Stock and CoreAlpha Bond Master Portfolios. The expense and net investment income ratios for the Master Portfolio, assuming Barclays' expense waivers, were 0.32% and 1.80%, respectively, for the six months ended June 30, 2004.
(b) Average shares outstanding for the period were used to calculate net investment income.
(c) Distribution represents less than $0.01 per share for the period ended December 31, 2003.
(d)  Total return is not annualized for periods that are less than a full year.
(e)  Determined on an annualized basis.
(f) Amount represents the portfolio turnover rate of the Master Portfolio. The rate for 2003 represents the entire year.
(g) Ratios reflect inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio but do not reflect the Manager's voluntary expense limitation threshold of 0.80% of the Fund's net assets. For the period ended June 30, 2004, the ratios also include the Fund's indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, but do not reflect Barclays' voluntary expense waivers of the management fees charged to the Master Portfolio in an amount equal to the Fund's indirect proportionate amount of the management and administration fees, if any, charged to the Underlying Funds, including the Active Stock and CoreAlpha Bond Master Portfolios. The expense and net investment income ratios for the Master Portfolio, excluding any expense waivers for the Underlying Funds, were 0.53% and 1.59%, respectively, for the six months ended June 30, 2004.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST LIFEPATH 2020 FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                   From commencement
                                            Six months ended   of investment operations
                                              June 30, 2004         May 9, 2003 to
                                               (Unaudited)         December 31, 2003
                                            ----------------   ------------------------
Class A Shares
Net asset value, beginning of period            $11.55                 $10.00

Income from Investment Operations
   Net investment income (a) (b)                  0.04                   0.06
   Net gain (loss) on investments (both
      realized and unrealized)                    0.16                   1.52
                                                ------                 ------
   Total from investment operations               0.20                   1.58
                                                ------                 ------
Less Distributions
   Net investment income                            --                  (0.03)
   Net realized gain (c)                            --                     --
                                                ------                 ------
   Total distributions                              --                  (0.03)
                                                ------                 ------
Net asset value, end of period                  $11.75                 $11.55
                                                ======                 ======
Total Return (d)                                  1.73%                 15.81%

Ratios/Supplemental Data
Net assets, end of period (millions)            $110.8                 $ 51.7

Average net asset ratios assuming expense
   limitations and expense waivers
   Expenses (a)                                   1.26%(e)               1.30%(e)
   Net investment income (a)                      0.71%(e)               1.03%(e)

Average net asset ratios absent expense
   limitations and expense waivers
   Expenses (g)                                   1.53%(e)               1.53%(e)
   Net investment income (g)                      0.44%(e)               0.80%(e)

Portfolio turnover rate (f)                        108%                    23%

(a) The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio and reflect the Manager's voluntary expense limitation threshold of 1.30% of the Fund's net assets. For the period ended June 30, 2004, the net amounts and ratios also include the Fund's indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, and reflect Barclays' voluntary expense waivers of the management fees charged to the Master Portfolio in an amount equal to the Fund's indirect proportionate amount of the management and administration fees, if any, charged to the Underlying Funds, including the Active Stock and CoreAlpha Bond Master Portfolios. The expense and net investment income ratios for the Master Portfolio, assuming Barclays' expense waivers, were 0.31% and 1.60%, respectively, for the six months ended June 30, 2004.
(b) Average shares outstanding for the period were used to calculate net investment income.
(c) Distribution represents less than $0.01 per share for the period ended December 31, 2003.
(d) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(e)  Determined on an annualized basis.
(f) Amount represents the portfolio turnover rate of the Master Portfolio. The rate for 2003 represents the entire year.
(g) Ratios reflect inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio but do not reflect the Manager's voluntary expense limitation threshold of 1.30% of the Fund's net assets. For the period ended June 30, 2004, the ratios also include the Fund's indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, but do not reflect Barclays' voluntary expense waivers of the management fees charged to the Master Portfolio in an amount equal to the Fund's indirect proportionate amount of the management and administration fees, if any, charged to the Underlying Funds, including the Active Stock and CoreAlpha Bond Master Portfolios. The expense and net investment income ratios for the Master Portfolio, excluding any expense waivers for the Underlying Funds, were 0.52% and 1.39%, respectively, for the six months ended June 30, 2004.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST LIFEPATH 2020 FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                   From commencement
                                            Six months ended   of investment operations
                                              June 30, 2004         May 9, 2003 to
                                               (Unaudited)         December 31, 2003
                                            ----------------   ------------------------
Class B Shares
Net asset value, beginning of period            $11.54                 $10.00

Income from Investment Operations
   Net investment income (a) (b)                  0.01                   0.04
   Net gain (loss) on investments (both
      realized and unrealized)                    0.17                   1.52
                                                ------                 ------
   Total from investment operations               0.18                   1.56
                                                ------                 ------
Less Distributions
   Net investment income                            --                  (0.02)
   Net realized gain (c)                            --                     --
                                                ------                 ------
   Total distributions                              --                  (0.02)
                                                ------                 ------
Net asset value, end of period                  $11.72                 $11.54
                                                ======                 ======
Total Return (d)                                  1.56%                 15.61%

Ratios/Supplemental Data
Net assets, end of period (millions)            $ 31.1                 $ 15.5

Average net asset ratios assuming expense
   limitations and expense waivers
   Expenses (a)                                   1.66%(e)               1.70%(e)
   Net investment income (a)                      0.28%(e)               0.63%(e)

Average net asset ratios absent expense
   limitations and expense waivers
   Expenses (g)                                   1.93%(e)               1.98%(e)
   Net investment income (g)                      0.01%(e)               0.35%(e)

Portfolio turnover rate (f)                        108%                    23%

(a) The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio and reflect the Manager's voluntary expense limitation threshold of 1.70% of the Fund's net assets. For the period ended June 30, 2004, the net amounts and ratios also include the Fund's indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, and reflect Barclays' voluntary expense waivers of the management fees charged to the Master Portfolio in an amount equal to the Fund's indirect proportionate amount of the management and administration fees, if any, charged to the Underlying Funds, including the Active Stock and CoreAlpha Bond Master Portfolios. The expense and net investment income ratios for the Master Portfolio, assuming Barclays' expense waivers, were 0.31% and 1.60%, respectively, for the six months ended June 30, 2004.
(b) Average shares outstanding for the period were used to calculate net investment income.
(c) Distribution represents less than $0.01 per share for the period ended December 31, 2003.
(d) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(e)  Determined on an annualized basis.
(f) Amount represents the portfolio turnover rate of the Master Portfolio. The rate for 2003 represents the entire year.
(g) Ratios reflect inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio but do not reflect the Manager's voluntary expense limitation threshold of 1.70% of the Fund's net assets. For the period ended June 30, 2004, the ratios also include the Fund's indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, but do not reflect Barclays' voluntary expense waivers of the management fees charged to the Master Portfolio in an amount equal to the Fund's indirect proportionate amount of the management and administration fees, if any, charged to the Underlying Funds, including the Active Stock and CoreAlpha Bond Master Portfolios. The expense and net investment income ratios for the Master Portfolio, excluding any expense waivers for the Underlying Funds, were 0.52% and 1.39%, respectively, for the six months ended June 30, 2004.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST LIFEPATH 2020 FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                   From commencement
                                            Six months ended   of Investment operations
                                              June 30, 2004         May 9, 2003 to
                                               (Unaudited)         December 31, 2003
                                            ----------------   ------------------------
Institutional Shares
Net asset value, beginning of period            $11.59                  10.00

Income from Investment Operations
   Net investment income (a) (b)                  0.07                   0.10
   Net gain (loss) on investments (both
      realized and unrealized)                    0.16                   1.53
                                                ------                 ------
   Total from investment operations               0.23                   1.63
                                                ------                 ------
Less Distributions
   Net investment income                            --                  (0.04)
   Net realized gain (c)                            --                     --
                                                ------                 ------
   Total distributions                              --                  (0.04)
                                                ------                 ------
Net asset value, end of period                  $11.82                 $11.59
                                                ======                 ======
Total Return (d)                                  1.98%                 16.35%

Ratios/Supplemental Data
Net assets, end of period (millions)            $ 13.9                 $  5.7

Average net asset ratios assuming expense
   limitations and expense waivers
   Expenses (a)                                   0.76%(e)               0.80%(e)
   Net investment income (a)                      1.20%(e)               1.50%(e)

Average net asset ratios absent expense
   limitations and expense waivers
   Expenses (g)                                   1.03%(e)               1.23%(e)
   Net investment income (g)                      0.93%(e)               1.07%(e)

Portfolio turnover rate (f)                        108%                    23%

(a) The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio and reflect the Manager's voluntary expense limitation threshold of 0.80% of the Fund's net assets. For the period ended June 30, 2004, the net amounts and ratios also include the Fund's indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, and reflect Barclays' voluntary expense waivers of the management fees charged to the Master Portfolio in an amount equal to the Fund's indirect proportionate amount of the management and administration fees, if any, charged to the Underlying Funds, including the Active Stock and CoreAlpha Bond Master Portfolios. The expense and net investment income ratios for the Master Portfolio, assuming Barclays' expense waivers, were 0.31% and 1.60%, respectively, for the six months ended June 30, 2004.
(b) Average shares outstanding for the period were used to calculate net investment income.
(c) Distribution represents less than $0.01 per share for the period ended December 31, 2003.
(d)  Total return is not annualized for periods that are less than a full year.
(e)  Determined on an annualized basis.
(f) Amount represents the portfolio turnover rate of the Master Portfolio. The rate for 2003 represents the entire year.
(g) Ratios reflect inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio but do not reflect the Manager's voluntary expense limitation threshold of 0.80% of the Fund's net assets. For the period ended June 30, 2004, the ratios also include the Fund's indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, but do not reflect Barclays' voluntary expense waivers of the management fees charged to the Master Portfolio in an amount equal to the Fund's indirect proportionate amount of the management and administration fees, if any, charged to the Underlying Funds, including the Active Stock and CoreAlpha Bond Master Portfolios. The expense and net investment income ratios for the Master Portfolio, excluding any expense waivers for the Underlying Funds, were 0.52% and 1.39%, respectively, for the six months ended June 30, 2004.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST LIFEPATH 2030 FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                   From commencement
                                            Six months ended   of investment operations
                                              June 30, 2004         May 9, 2003 to
                                               (Unaudited)         December 31, 2003
                                            ----------------   ------------------------
Class A Shares
Net asset value, beginning of period             $11.80                 $10.00

Income from Investment Operations
   Net investment income (a) (b)                   0.03                   0.07
   Net gain (loss) on investments (both
      realized and unrealized)                     0.28                   1.76
                                                 ------                 ------
   Total from investment operations                0.31                   1.83
                                                 ------                 ------
Less Distributions
   Net investment income                             --                  (0.03)
   Net realized gain (c)                             --                     --
                                                 ------                 ------
   Total distributions                               --                  (0.03)
                                                 ------                 ------
Net asset value, end of period                   $12.11                 $11.80
                                                 ======                 ======
Total Return (d)                                   2.63%                 18.31%

Ratios/Supplemental Data
Net assets, end of period (millions)             $ 59.4                 $ 25.9

Average net asset ratios assuming expense
   limitations and expense waivers
   Expenses (a)                                    1.25%(e)               1.30%(e)
   Net investment income (a)                       0.57%(e)               1.05%(e)

Average net asset ratios absent expense
   limitations and expense waivers
   Expenses (g)                                    1.58%(e)               1.80%(e)
   Net investment income (g)                       0.24%(e)               0.55%(e)

Portfolio turnover rate (f)                         109%                    32%

(a) The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio and reflect the Manager's voluntary expense limitation threshold of 1.30% of the Fund's net assets. For the period ended June 30, 2004, the net amounts and ratios also include the Fund's indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, and reflect Barclays' voluntary expense waivers of the management fees charged to the Master Portfolio in an amount equal to the Fund's indirect proportionate amount of the management and administration fees, if any, charged to the Underlying Funds, including the Active Stock and CoreAlpha Bond Master Portfolios. The expense and net investment income ratios for the Master Portfolio, assuming Barclays' expense waivers, were 0.30% and 1.45%, respectively, for the six months ended June 30, 2004.
(b) Average shares outstanding for the period were used to calculate net investment income.
(c) Distribution represents less than $0.01 per share for the period ended December 31, 2003.
(d) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(e)  Determined on an annualized basis.
(f) Amount represents the portfolio turnover rate of the Master Portfolio. The rate for 2003 represents the entire year.
(g) Ratios reflect inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio but do not reflect the Manager's voluntary expense limitation threshold of 1.30% of the Fund's net assets. For the period ended June 30, 2004, the ratios also include the Fund's indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, but do not reflect Barclays' voluntary expense waivers of the management fees charged to the Master Portfolio in an amount equal to the Fund's indirect proportionate amount of the management and administration fees, if any, charged to the Underlying Funds, including the Active Stock and CoreAlpha Bond Master Portfolios. The expense and net investment income ratios for the Master Portfolio, excluding any expense waivers for the Underlying Funds, were 0.51% and 1.24%, respectively, for the six months ended June 30, 2004.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST LIFEPATH 2030 FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                   From commencement
                                            Six months ended   of investment operations
                                              June 30, 2004         May 9, 2003 to
                                               (Unaudited)         December 31, 2003
                                            ----------------   ------------------------
Class B Shares
Net asset value, beginning of period             $11.77                 $10.00

Income from Investment Operations
   Net investment income (a) (b) (c)                 --                   0.04
   Net gain (loss) on investments (both
      realized and unrealized)                     0.28                   1.75
                                                 ------                 ------
   Total from investment operations                0.28                   1.79
                                                 ------                 ------
Less Distributions
   Net investment income                             --                  (0.02)
   Net realized gain (d)                             --                     --
                                                 ------                 ------
   Total distributions                               --                  (0.02)
                                                 ------                 ------
Net asset value, end of period                   $12.05                 $11.77
                                                 ======                 ======
Total Return (e)                                   2.38%                 17.89%

Ratios/Supplemental Data
Net assets, end of period (millions)             $ 19.4                 $  9.5

Average net asset ratios assuming expense
   limitations and expense waivers
   Expenses (a)                                    1.65%(f)               1.70%(f)
   Net investment income (a)                       0.14%(f)               0.64%(f)

Average net asset ratios absent expense
   limitations and expense waivers
   Expenses (h)                                    1.98%(f)               2.29%(f)
   Net investment income (h)                      (0.19)%(f)              0.05%(f)

Portfolio turnover rate (g)                         109%                    32%

(a) The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio and reflect the Manager's voluntary expense limitation threshold of 1.70% of the Fund's net assets. For the period ended June 30, 2004, the net amounts and ratios also include the Fund's indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, and reflect Barclays' voluntary expense waivers of the management fees charged to the Master Portfolio in an amount equal to the Fund's indirect proportionate amount of the management and administration fees, if any, charged to the Underlying Funds, including the Active Stock and CoreAlpha Bond Master Portfolios. The expense and net investment income ratios for the Master Portfolio, assuming Barclays' expense waivers, were 0.30% and 1.45%, respectively, for the six months ended June 30, 2004.
(b) Average shares outstanding for the period were used to calculate net investment income.
(c) Net investment income represents less than $0.01 per share for the six months ended June 30, 2004.
(d) Distribution represents less than $0.01 per share for the period ended December 31, 2003.
(e) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(f)  Determined on an annualized basis.
(g) Amount represents the portfolio turnover rate of the Master Portfolio. The rate for 2003 represents the entire year.
(h) Ratios reflect inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio but do not reflect the Manager's voluntary expense limitation threshold of 1.70% of the Fund's net assets. For the period ended June 30, 2004, the ratios also include the Fund's indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, but do not reflect Barclays' voluntary expense waivers of the management fees charged to the Master Portfolio in an amount equal to the Fund's indirect proportionate amount of the management and administration fees, if any, charged to the Underlying Funds, including the Active Stock and CoreAlpha Bond Master Portfolios. The expense and net investment income ratios for the Master Portfolio, excluding any expense waivers for the Underlying Funds, were 0.51% and 1.24%, respectively, for the six months ended June 30, 2004.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST LIFEPATH 2030 FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                   From commencement
                                            Six months ended   of Investment operations
                                              June 30, 2004         May 9, 2003 to
                                               (Unaudited)         December 31, 2003
                                            ----------------   ------------------------
Institutional Shares
Net asset value, beginning of period             $11.83                  10.00

Income from Investment Operations
   Net investment income (a) (b)                   0.06                   0.10
   Net gain (loss) on investments (both
      realized and unrealized)                     0.26                   1.77
                                                 ------                 ------
   Total from investment operations                0.32                   1.87
                                                 ------                 ------
Less Distributions
   Net investment income                             --                  (0.04)
   Net realized gain (c)                             --                     --
                                                 ------                 ------
   Total distributions                               --                  (0.04)
                                                 ------                 ------
Net asset value, end of period                   $12.15                 $11.83
                                                 ======                 ======
Total Return (d)                                   2.71%                 18.74%

Ratios/Supplemental Data
Net assets, end of period (millions)             $ 11.9                 $  5.9

Average net asset ratios assuming expense
   limitations and expense waivers
   Expenses (a)                                    0.75%(e)               0.80%(e)
   Net investment income (a)                       1.04%(e)               1.53%(e)

Average net asset ratios absent expense
   limitations and expense waivers
   Expenses (g)                                    1.08%(e)               1.49%(e)
   Net investment income (g)                       0.71%(e)               0.84%(e)

Portfolio turnover rate (f)                         109%                    32%

(a) The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio and reflect the Manager's voluntary expense limitation threshold of 0.80% of the Fund's net assets. For the period ended June 30, 2004, the net amounts and ratios also include the Fund's indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, and reflect Barclays' voluntary expense waivers of the management fees charged to the Master Portfolio in an amount equal to the Fund's indirect proportionate amount of the management and administration fees, if any, charged to the Underlying Funds, including the Active Stock and CoreAlpha Bond Master Portfolios. The expense and net investment income ratios for the Master Portfolio, assuming Barclays' expense waivers, were 0.30% and 1.45%, respectively, for the six months ended June 30, 2004.
(b) Average shares outstanding for the period were used to calculate net investment income.
(c) Distribution represents less than $0.01 per share for the period ended December 31, 2003.
(d)  Total return is not annualized for periods that are less than a full year.
(e)  Determined on an annualized basis.
(f) Amount represents the portfolio turnover rate of the Master Portfolio. The rate for 2003 represents the entire year.
(g) Ratios reflect inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio but do not reflect the Manager's voluntary expense limitation threshold of 0.80% of the Fund's net assets. For the period ended June 30, 2004, the ratios also include the Fund's indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, but do not reflect Barclays' voluntary expense waivers of the management fees charged to the Master Portfolio in an amount equal to the Fund's indirect proportionate amount of the management and administration fees, if any, charged to the Underlying Funds, including the Active Stock and CoreAlpha Bond Master Portfolios. The expense and net investment income ratios for the Master Portfolio, excluding any expense waivers for the Underlying Funds, were 0.51% and 1.24%, respectively, for the six months ended June 30, 2004.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST LIFEPATH 2040 FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                   From commencement
                                            Six months ended   of investment operations
                                              June 30, 2004         May 9, 2003 to
                                               (Unaudited)         December 31, 2003
                                            ----------------   ------------------------
Class A Shares
Net asset value, beginning of period           $12.11                 $10.00

Income from Investment Operations
   Net investment income (a) (b)                 0.02                   0.06
   Net gain (loss) on investments (both
      realized and unrealized)                   0.30                   2.08
                                               ------                 ------
   Total from investment operations              0.32                   2.14
                                               ------                 ------

Less Distributions
   Net investment income                           --                  (0.03)
   Net realized gain (c)                           --                     --
                                               ------                 ------
   Total distributions                             --                  (0.03)
                                               ------                 ------
Net asset value, end of period                 $12.43                 $12.11
                                               ======                 ======
Total Return (d)                                 2.64%                 21.37%

Ratios/Supplemental Data
Net assets, end of period (millions)           $ 32.1                 $ 12.3

Average net asset ratios assuming expense
   limitations and expense waivers
   Expenses (a)                                  1.24%(e)               1.30%(e)
   Net investment income (a)                     0.42%(e)               0.86%(e)

Average net asset ratios absent expense
   limitations and expense waivers
   Expenses (g)                                  1.72%(e)               2.38%(e)
   Net investment income (g)                    (0.06)%(e)             (0.22)%(e)

Portfolio turnover rate (f)                       105%                    29%

(a) The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio and reflect the Manager's voluntary expense limitation threshold of 1.30% of the Fund's net assets. For the period ended June 30, 2004, the net amounts and ratios also include the Fund's indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, and reflect Barclays' voluntary expense waivers of the management fees charged to the Master Portfolio in an amount equal to the Fund's indirect proportionate amount of the management and administration fees, if any, charged to the Underlying Funds, including the Active Stock and CoreAlpha Bond Master Portfolios. The expense and net investment income ratios for the Master Portfolio, assuming Barclays' expense waivers, were 0.30% and 1.31%, respectively, for the six months ended June 30, 2004.
(b) Average shares outstanding for the period were used to calculate net investment income.
(c) Distribution represents less than $0.01 per share for the period ended December 31, 2003.
(d) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(e)  Determined on an annualized basis.
(f) Amount represents the portfolio turnover rate of the Master Portfolio. The rate for 2003 represents the entire year.
(g) Ratios reflect inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio but do not reflect the Manager's voluntary expense limitation threshold of 1.30% of the Fund's net assets. For the period ended June 30, 2004, the ratios also include the Fund's indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, but do not reflect Barclays' voluntary expense waivers of the management fees charged to the Master Portfolio in an amount equal to the Fund's indirect proportionate amount of the management and administration fees, if any, charged to the Underlying Funds, including the Active Stock and CoreAlpha Bond Master Portfolios. The expense and net investment income ratios for the Master Portfolio, excluding any expense waivers for the Underlying Funds, were 0.51% and 1.10%, respectively, for the six months ended June 30, 2004.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST LIFEPATH 2040 FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                   From commencement
                                            Six months ended   of investment operations
                                              June 30, 2004         May 9, 2003 to
                                               (Unaudited)         December 31, 2003
                                            ----------------   ------------------------
Class B Shares
Net asset value, beginning of period          $12.09                  $10.00

Income from Investment Operations
   Net investment income (a) (b) (c)              --                    0.03
   Net gain (loss) on investments (both
      realized and unrealized)                  0.31                    2.07
                                              ------                  ------
   Total from investment operations             0.31                    2.10
                                              ------                  ------

Less Distributions
   Net investment income                          --                   (0.01)
   Net realized gain (d)                          --                      --
                                              ------                  ------
   Total distributions                            --                   (0.01)
                                              ------                  ------
Net asset value, end of period                $12.40                  $12.09
                                              ======                  ======
Total Return (e)                                2.56%                  21.05%

Ratios/Supplemental Data
Net assets, end of period (millions)          $ 11.6                  $  5.1

Average net asset ratios assuming expense
   limitations and expense waivers
   Expenses (a)                                 1.64%(f)                1.70%(f)
   Net investment income (a)                    0.00%(f)(i)             0.47%(f)

Average net asset ratios absent expense
   limitations and expense waivers
   Expenses (h)                                 1.94%(f)                2.85%(f)
   Net investment income (h)                   (0.30)%(f)              (0.68)%(f)

Portfolio turnover rate (g)                      105%                     29%

(a) The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio and reflect the Manager's voluntary expense limitation threshold of 1.70% of the Fund's net assets. For the period ended June 30, 2004, the net amounts and ratios also include the Fund's indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, and reflect Barclays' voluntary expense waivers of the management fees charged to the Master Portfolio in an amount equal to the Fund's indirect proportionate amount of the management and administration fees, if any, charged to the Underlying Funds, including the Active Stock and CoreAlpha Bond Master Portfolios. The expense and net investment income ratios for the Master Portfolio, assuming Barclays' expense waivers, were 0.30% and 1.31%, respectively, for the six months ended June 30, 2004.
(b) Average shares outstanding for the period were used to calculate net investment income.
(c) Net investment income represents less than $0.01 per share for the six months ended June 30, 2004.
(d) Distribution represents less than $0.01 per share for the period ended December 31, 2003.
(e) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(f)  Determined on an annualized basis.
(g) Amount represents the portfolio turnover rate of the Master Portfolio. The rate for 2003 represents the entire year.
(h) Ratios reflect inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio but do not reflect the Manager's voluntary expense limitation threshold of 1.70% of the Fund's net assets. For the period ended June 30, 2004, the ratios also include the Fund's indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, but do not reflect Barclays' voluntary expense waivers of the management fees charged to the Master Portfolio in an amount equal to the Fund's indirect proportionate amount of the management and administration fees, if any, charged to the Underlying Funds, including the Active Stock and CoreAlpha Bond Master Portfolios. The expense and net investment income ratios for the Master Portfolio, excluding any expense waivers for the Underlying Funds, were 0.51% and 1.10%, respectively, for the six months ended June 30, 2004.
(i)  Represents less than 0.005% for the period ended June 30, 2004.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST LIFEPATH 2040 FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                   From commencement
                                            Six months ended   of Investment operations
                                              June 30, 2004         May 9, 2003 to
                                               (Unaudited)         December 31, 2003
                                            ----------------   ------------------------
Institutional Shares
Net asset value, beginning of period           $12.13                  10.00

Income from Investment Operations
   Net investment income (a) (b)                 0.05                   0.09
   Net gain (loss) on investments (both
      realized and unrealized)                   0.30                   2.08
                                               ------                 ------
   Total from investment operations              0.35                   2.17
                                               ------                 ------

Less Distributions
   Net investment income                           --                  (0.04)
   Net realized gain (c)                           --                     --
                                               ------                 ------
   Total distributions                             --                  (0.04)
                                               ------                 ------
Net asset value, end of period                 $12.48                 $12.13
                                               ======                 ======
Total Return (d)                                 2.89%                 21.70%

Ratios/Supplemental Data
Net assets, end of period (millions)           $  7.5                 $  2.8

Average net asset ratios assuming expense
   limitations and expense waivers
   Expenses (a)                                  0.74%(e)               0.80%(e)
   Net investment income (a)                     0.90%(e)               1.36%(e)

Average net asset ratios absent expense
   limitations and expense waivers
   Expenses (g)                                  1.22%(e)               2.22%(e)
   Net investment income (g)                     0.42%(e)              (0.06)%(e)

Portfolio turnover rate (f)                       105%                    29%

(a) The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio and reflect the Manager's voluntary expense limitation threshold of 0.80% of the Fund's net assets. For the period ended June 30, 2004, the net amounts and ratios also include the Fund's indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, and reflect Barclays' voluntary expense waivers of the management fees charged to the Master Portfolio in an amount equal to the Fund's indirect proportionate amount of the management and administration fees, if any, charged to the Underlying Funds, including the Active Stock and CoreAlpha Bond Master Portfolios. The expense and net investment income ratios for the Master Portfolio, assuming Barclays' expense waivers, were 0.30% and 1.31%, respectively, for the six months ended June 30, 2004.
(b) Average shares outstanding for the period were used to calculate net investment income.
(c) Distribution represents less than $0.01 per share for the period ended December 31, 2003.
(d)  Total return is not annualized for periods that are less than a full year.
(e)  Determined on an annualized basis.
(f) Amount represents the portfolio turnover rate of the Master Portfolio. The rate for 2003 represents the entire year.
(g) Ratios reflect inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio but do not reflect the Manager's voluntary expense limitation threshold of 0.80% of the Fund's net assets. For the period ended June 30, 2004, the ratios also include the Fund's indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, but do not reflect Barclays' voluntary expense waivers of the management fees charged to the Master Portfolio in an amount equal to the Fund's indirect proportionate amount of the management and administration fees, if any, charged to the Underlying Funds, including the Active Stock and CoreAlpha Bond Master Portfolios. The expense and net investment income ratios for the Master Portfolio, excluding any expense waivers for the Underlying Funds, were 0.51% and 1.10%, respectively, for the six months ended June 30, 2004.

                 See accompanying notes to financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2004
                                   (Unaudited)

                                                           Shares       Value
                                                          -------   ------------
COMMON STOCKS (97.73%)

ADVERTISING (0.18%)
Interpublic Group of Companies Inc. (a)                    84,864   $  1,165,183
Omnicom Group Inc.                                         38,895      2,951,742
                                                                    ------------
                                                                       4,116,925
                                                                    ------------
AEROSPACE & DEFENSE (1.64%)
Boeing Co. (The)                                          172,210      8,798,209
General Dynamics Corp.                                     40,583      4,029,892
Goodrich (B.F.) Co.                                        24,080        778,506
Lockheed Martin Corp.                                      92,158      4,799,589
Northrop Grumman Corp.                                     73,912      3,969,074
Raytheon Co.                                               91,203      3,262,331
Rockwell Collins Inc.                                      36,245      1,207,683
United Technologies Corp.                                 105,327      9,635,314
                                                                    ------------
                                                                      36,480,598
                                                                    ------------
AGRICULTURE (1.14%)
Altria Group Inc.                                         419,071     20,974,504
Monsanto Co.                                               53,875      2,074,187
R.J. Reynolds Tobacco Holdings Inc.                        17,327      1,171,132
UST Inc.                                                   33,945      1,222,020
                                                                    ------------
                                                                      25,441,843
                                                                    ------------
AIRLINES (0.13%)
Delta Air Lines Inc. (a)                                   25,289        180,058
Southwest Airlines Co.                                    161,133      2,702,200
                                                                    ------------
                                                                       2,882,258
                                                                    ------------
APPAREL (0.33%)
Jones Apparel Group Inc.                                   25,855      1,020,755
Liz Claiborne Inc.                                         22,344        803,937
Nike Inc. Class B                                          53,722      4,069,441
Reebok International Ltd.                                  12,049        433,523
VF Corp.                                                   22,125      1,077,487
                                                                    ------------
                                                                       7,405,143
                                                                    ------------
AUTO MANUFACTURERS (0.62%)
Ford Motor Company                                        374,806      5,865,714
General Motors Corp.                                      115,202      5,367,261
Navistar International Corp. (a)                           14,066        545,198
PACCAR Inc.                                                35,825      2,077,463
                                                                    ------------
                                                                      13,855,636
                                                                    ------------
AUTO PARTS & EQUIPMENT (0.22%)
Cooper Tire & Rubber Co.                                   15,125        347,875
Dana Corp.                                                 30,434        596,506
Delphi Corp.                                              114,714      1,225,146
Goodyear Tire & Rubber Co. (The) (a)                       35,918        326,495
Johnson Controls Inc.                                      38,640      2,062,603
Visteon Corp.                                              26,782   $    312,546
                                                                    ------------
                                                                       4,871,171
                                                                    ------------
BANKS (6.64%)
AmSouth Bancorp                                            71,872      1,830,580
Bank of America Corp.                                     417,114     35,296,187
Bank of New York Co. Inc. (The)                           158,348      4,668,099
Bank One Corp.                                            229,151     11,686,701
BB&T Corp.                                                114,405      4,229,553
Charter One Financial Inc.                                 45,578      2,014,092
Comerica Inc.                                              35,770      1,963,058
Fifth Third Bancorp                                       115,478      6,210,407
First Horizon National Corp.                               25,687      1,167,988
Huntington Bancshares Inc.                                 46,853      1,072,934
KeyCorp                                                    84,617      2,529,202
M&T Bank Corp.                                             24,463      2,135,620
Marshall & Ilsley Corp.                                    45,970      1,796,967
Mellon Financial Corp.                                     87,534      2,567,372
National City Corp.                                       138,499      4,848,850
North Fork Bancorp Inc.                                    35,055      1,333,843
Northern Trust Corp.                                       45,103      1,906,955
PNC Financial Services Group                               57,451      3,049,499
Regions Financial Corp.                                    45,282      1,655,057
SouthTrust Corp.                                           67,924      2,636,130
State Street Corp.                                         68,414      3,355,023
SunTrust Banks Inc.                                        57,631      3,745,439
Synovus Financial Corp.                                    61,764      1,563,864
U.S. Bancorp                                              388,293     10,701,355
Union Planters Corp.                                       38,605      1,150,815
Wachovia Corp.                                            269,277     11,982,826
Wells Fargo & Co.                                         345,411     19,767,872
Zions Bancorporation                                       18,398      1,130,557
                                                                    ------------
                                                                     147,996,845
                                                                    ------------
BEVERAGES (2.65%)
Anheuser-Busch Companies Inc.                             164,830      8,900,820
Brown-Forman Corp. Class B                                 24,845      1,199,268
Coca-Cola Co. (The)                                       498,426     25,160,544
Coca-Cola Enterprises Inc.                                 95,703      2,774,430
Coors (Adolf) Co. Class B                                   7,455        539,295
Pepsi Bottling Group Inc.                                  53,378      1,630,164
PepsiCo Inc.                                              349,412     18,826,319
                                                                    ------------
                                                                      59,030,840
                                                                    ------------
BIOTECHNOLOGY (1.09%)
Amgen Inc. (a)                                            260,401     14,210,083
Biogen Idec Inc. (a)                                       69,275      4,381,644
Chiron Corp. (a)                                           38,421      1,715,113
Genzyme Corp. (a)                                          46,052      2,179,641
MedImmune Inc. (a)                                         50,678      1,185,865

                 See accompanying notes to financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                           Shares       Value
                                                          -------   ------------
COMMON STOCKS  (Cont.)

BIOTECHNOLOGY  (Cont.)
Millipore Corp. (a)                                         9,995   $    563,418
                                                                    ------------
                                                                      24,235,764
                                                                    ------------
BUILDING MATERIALS (0.25%)
American Standard Companies Inc. (a)                       44,514      1,794,359
Masco Corp.                                                90,303      2,815,648
Vulcan Materials Co.                                       20,822        990,086
                                                                    ------------
                                                                       5,600,093
                                                                    ------------
CHEMICALS (1.50%)
Air Products & Chemicals Inc.                              46,517      2,439,817
Ashland Inc.                                               14,049        741,928
Dow Chemical Co. (The)                                    191,118      7,778,503
Du Pont (E.I.) de Nemours and Co.                         204,250      9,072,785
Eastman Chemical Co.                                       15,842        732,376
Ecolab Inc.                                                52,747      1,672,080
Engelhard Corp.                                            25,674        829,527
Great Lakes Chemical Corp.                                 10,365        280,477
Hercules Inc. (a)                                          22,719        276,945
International Flavors & Fragrances Inc.                    19,167        716,846
PPG Industries Inc.                                        34,791      2,174,090
Praxair Inc.                                               66,559      2,656,370
Rohm & Haas Co.                                            45,584      1,895,383
Sherwin-Williams Co. (The)                                 29,655      1,232,165
Sigma-Aldrich Corp.                                        14,196        846,224
                                                                    ------------
                                                                      33,345,516
                                                                    ------------
COMMERCIAL SERVICES (0.93%)
Apollo Group Inc. Class A (a)                              36,098      3,187,092
Block (H & R) Inc.                                         36,233      1,727,589
Cendant Corp.                                             208,066      5,093,456
Convergys Corp. (a)                                        29,271        450,773
Deluxe Corp.                                               10,352        450,312
Donnelley (R.R.) & Sons Co.                                44,059      1,454,828
Equifax Inc.                                               28,477        704,806
McKesson Corp.                                             59,646      2,047,647
Moody's Corp.                                              30,456      1,969,285
Paychex Inc.                                               77,177      2,614,757
Robert Half International Inc.                             35,058      1,043,677
                                                                    ------------
                                                                      20,744,222
                                                                    ------------
COMPUTERS (3.87%)
Affiliated Computer Services Inc. Class A (a)              27,812      1,472,367
Apple Computer Inc. (a)                                    77,351      2,517,002
Computer Sciences Corp. (a)                                38,349      1,780,544
Dell Inc. (a)                                             516,465     18,499,776
Electronic Data Systems Corp.                              98,339      1,883,192
EMC Corp. (a)                                             498,668      5,684,815
Gateway Inc. (a)                                           73,745   $    331,852
Hewlett-Packard Co.                                       624,176     13,170,114
International Business Machines Corp.                     344,833     30,397,029
Lexmark International Inc. (a)                             26,443      2,552,543
NCR Corp. (a)                                              19,360        960,062
Network Appliance Inc. (a)                                 70,619      1,520,427
Sun Microsystems Inc. (a)                                 677,274      2,939,369
SunGard Data Systems Inc. (a)                              58,802      1,528,852
Unisys Corp. (a)                                           67,654        939,038
                                                                    ------------
                                                                      86,176,982
                                                                    ------------
COSMETICS & PERSONAL CARE (2.51%)
Alberto-Culver Co.                                         18,259        915,506
Avon Products Inc.                                         96,814      4,466,998
Colgate-Palmolive Co.                                     109,161      6,380,460
Gillette Co. (The)                                        205,670      8,720,408
Kimberly-Clark Corp.                                      102,829      6,774,375
Procter & Gamble Co.                                      525,977     28,634,188
                                                                    ------------
                                                                      55,891,935
                                                                    ------------
DISTRIBUTION & WHOLESALE (0.11%)
Genuine Parts Co.                                          35,617      1,413,283
Grainger (W.W.) Inc.                                       18,676      1,073,870
                                                                    ------------
                                                                       2,487,153
                                                                    ------------
DIVERSIFIED FINANCIAL SERVICES (7.52%)
American Express Co.                                      261,695     13,445,889
Bear Stearns Companies Inc. (The)                          21,225      1,789,480
Capital One Financial Corp.                                48,859      3,340,978
Citigroup Inc.                                          1,057,128     49,156,452
Countrywide Financial Corp.                                56,956      4,001,159
E*TRADE Financial Corp. (a)                                74,853        834,611
Federal Home Loan Mortgage Corporation                    141,083      8,930,554
Federal National Mortgage Association                     198,450     14,161,392
Federated Investors Inc. Class B                           22,236        674,640
Franklin Resources Inc.                                    51,369      2,572,560
Goldman Sachs Group Inc. (The)                             98,727      9,296,134
Janus Capital Group Inc.                                   49,279        812,611
JP Morgan Chase & Co.                                     425,469     16,495,433
Lehman Brothers Holdings Inc.                              56,539      4,254,560
MBNA Corp.                                                261,550      6,745,375
Merrill Lynch & Co. Inc.                                  196,878     10,627,474
Morgan Stanley                                            224,525     11,848,184
Providian Financial Corp. (a)                              59,414        871,603
Schwab (Charles) Corp. (The)                              277,680      2,668,505
SLM Corp.                                                  90,299      3,652,595
T. Rowe Price Group Inc.                                   25,664      1,293,466
                                                                    ------------
                                                                     167,473,655
                                                                    ------------

                 See accompanying notes to financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                           Shares       Value
                                                          -------    -----------
COMMON STOCKS  (Cont.)

ELECTRIC (2.42%)
AES Corp. (The) (a)                                       129,069    $ 1,281,655
Allegheny Energy Inc. (a)                                  26,010        400,814
Ameren Corp.                                               37,144      1,595,706
American Electric Power Co. Inc.                           80,865      2,587,680
Calpine Corp. (a)                                          84,524        365,144
CenterPoint Energy Inc.                                    62,675        720,762
Cinergy Corp.                                              36,446      1,384,948
CMS Energy Corp. (a)                                       32,960        300,925
Consolidated Edison Inc.                                   49,099      1,952,176
Constellation Energy Group Inc.                            34,246      1,297,923
Dominion Resources Inc.                                    66,580      4,199,866
DTE Energy Co.                                             35,177      1,426,076
Duke Energy Corp.                                         186,473      3,783,537
Edison International                                       66,703      1,705,596
Entergy Corp.                                              46,833      2,623,116
Exelon Corp.                                              134,790      4,487,159
FirstEnergy Corp.                                          67,513      2,525,661
FPL Group Inc.                                             37,652      2,407,845
NiSource Inc.                                              53,736      1,108,036
PG&E Corp. (a)                                             85,178      2,379,873
Pinnacle West Capital Corp.                                18,689        754,849
PPL Corp.                                                  36,295      1,665,940
Progress Energy Inc.                                       50,161      2,209,592
Public Service Enterprise Group Inc.                       48,137      1,926,924
Southern Company                                          150,383      4,383,664
TECO Energy Inc.                                           38,460        461,135
TXU Corp.                                                  66,292      2,685,489
Xcel Energy Inc.                                           81,651      1,364,388
                                                                     -----------
                                                                      53,986,479
                                                                     -----------
ELECTRICAL COMPONENTS & EQUIPMENT (0.35%)
American Power Conversion Corp.                            40,636        798,497
Emerson Electric Co.                                       86,143      5,474,388
Molex Inc.                                                 38,966      1,250,029
Power-One Inc. (a)                                         17,065        187,374
                                                                     -----------
                                                                       7,710,288
                                                                     -----------
ELECTRONICS (0.58%)
Agilent Technologies Inc. (a)                              97,996      2,869,323
Applera Corp. - Applied Biosystems Group                   42,215        918,176
Jabil Circuit Inc. (a)                                     40,881      1,029,384
Parker Hannifin Corp.                                      24,275      1,443,391
PerkinElmer Inc.                                           25,979        520,619
Sanmina-SCI Corp. (a)                                     105,885        963,553
Solectron Corp. (a)                                       196,198      1,269,401
Symbol Technologies Inc.                                   47,210        695,875
Tektronix Inc.                                             17,300        588,546
Thermo Electron Corp. (a)                                  33,345      1,025,025
Thomas & Betts Corp.                                       11,977        326,134
Waters Corp. (a)                                           24,861    $ 1,187,859
                                                                     -----------
                                                                      12,837,286
                                                                     -----------
ENGINEERING & CONSTRUCTION (0.04%)
Fluor Corp.                                                16,800        800,856
                                                                     -----------
ENTERTAINMENT (0.12%)
International Game Technology Inc.                         70,867      2,735,466
                                                                     -----------
ENVIRONMENTAL CONTROL (0.20%)
Allied Waste Industries Inc. (a)                           65,534        863,738
Waste Management Inc.                                     118,724      3,638,891
                                                                     -----------
                                                                       4,502,629
                                                                     -----------
FOOD (1.81%)
Albertson's Inc.                                           75,101      1,993,181
Archer-Daniels-Midland Co.                                132,389      2,221,487
Campbell Soup Co.                                          83,994      2,257,759
ConAgra Foods Inc.                                        108,821      2,946,873
General Mills Inc.                                         77,026      3,661,046
Heinz (H.J.) Co.                                           72,033      2,823,694
Hershey Foods Corp.                                        53,274      2,464,988
Kellogg Co.                                                83,964      3,513,893
Kroger Co. (a)                                            152,533      2,776,101
McCormick & Co. Inc.                                       28,407        965,838
Safeway Inc. (a)                                           90,548      2,294,486
Sara Lee Corp.                                            161,770      3,719,092
SUPERVALU Inc.                                             27,457        840,459
Sysco Corp.                                               131,307      4,709,982
Winn-Dixie Stores Inc.                                     29,013        208,894
Wrigley (William Jr.) Co.                                  46,005      2,900,615
                                                                     -----------
                                                                      40,298,388
                                                                     -----------
FOREST PRODUCTS & PAPER (0.62%)
Boise Cascade Corp.                                        17,697        666,115
Georgia-Pacific Corp.                                      52,026      1,923,921
International Paper Co.                                    98,993      4,424,987
Louisiana-Pacific Corp.                                    21,687        512,898
MeadWestvaco Corp.                                         41,065      1,206,900
Plum Creek Timber Co. Inc.                                 37,454      1,220,251
Temple-Inland Inc.                                         11,113        769,575
Weyerhaeuser Co.                                           49,114      3,100,076
                                                                     -----------
                                                                      13,824,723
                                                                     -----------
GAS (0.15%)
KeySpan Corp.                                              32,555      1,194,769
Nicor Inc.                                                  9,020        306,409
Peoples Energy Corp.                                        7,539        317,769
Sempra Energy                                              46,641      1,605,850
                                                                     -----------
                                                                       3,424,797
                                                                     -----------

                 See accompanying notes to financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                           Shares       Value
                                                          -------   ------------
COMMON STOCKS (Cont.)

HAND & MACHINE TOOLS (0.10%)
Black & Decker Corp.                                       15,912   $    988,613
Snap-On Inc.                                               11,933        400,352
Stanley Works (The)                                        16,597        756,491
                                                                    ------------
                                                                       2,145,456
                                                                    ------------
HEALTH CARE-PRODUCTS (3.57%)
Bard (C.R.) Inc.                                           21,236      1,203,019
Bausch & Lomb Inc.                                         10,736        698,592
Baxter International Inc.                                 124,924      4,311,127
Becton, Dickinson & Co.                                    51,974      2,692,253
Biomet Inc.                                                52,332      2,325,634
Boston Scientific Corp. (a)                               170,458      7,295,602
Guidant Corp.                                              63,929      3,572,353
Johnson & Johnson                                         607,353     33,829,562
Medtronic Inc.                                            248,116     12,088,212
St. Jude Medical Inc. (a)                                  35,868      2,713,414
Stryker Corp.                                              81,666      4,491,630
Zimmer Holdings Inc. (a)                                   49,760      4,388,832
                                                                    ------------
                                                                      79,610,230
                                                                    ------------
HEALTH CARE-SERVICES (1.17%)
Aetna Inc.                                                 31,235      2,654,975
Anthem Inc. (a)                                            28,304      2,534,906
HCA Inc.                                                   99,826      4,151,763
Health Management Associates Inc. Class A                  49,108      1,101,001
Humana Inc. (a)                                            32,971        557,210
Manor Care Inc.                                            18,242        596,149
Quest Diagnostics Inc.                                     21,281      1,807,821
Tenet Healthcare Corp. (a)                                 95,155      1,276,029
UnitedHealth Group Inc.                                   126,251      7,859,125
WellPoint Health Networks Inc. (a)                         31,722      3,553,181
                                                                    ------------
                                                                      26,092,160
                                                                    ------------
HOME BUILDERS (0.14%)
Centex Corp.                                               25,449      1,164,292
KB Home                                                     9,492        651,436
Pulte Homes Inc.                                           25,693      1,336,807
                                                                    ------------
                                                                       3,152,535
                                                                    ------------
HOME FURNISHINGS (0.11%)
Leggett & Platt Inc.                                       39,281      1,049,196
Maytag Corp.                                               16,086        394,268
Whirlpool Corp.                                            14,256        977,962
                                                                    ------------
                                                                       2,421,426
                                                                    ------------
HOUSEHOLD PRODUCTS & WARES (0.27%)
Avery Dennison Corp.                                       22,616      1,447,650
Clorox Co.                                                 43,199      2,323,242
Fortune Brands Inc.                                        29,857   $  2,252,114
                                                                    ------------
                                                                       6,023,006
                                                                    ------------
HOUSEWARES (0.06%)
Newell Rubbermaid Inc.                                     56,179      1,320,207
                                                                    ------------
INSURANCE (4.78%)
ACE Ltd.                                                   57,617      2,436,047
AFLAC Inc.                                                104,518      4,265,380
Allstate Corp. (The)                                      144,017      6,703,991
Ambac Financial Group Inc.                                 21,999      1,615,607
American International Group Inc.                         533,581     38,033,654
AON Corp.                                                  64,190      1,827,489
Chubb Corp.                                                38,621      2,633,180
CIGNA Corp.                                                28,763      1,979,182
Cincinnati Financial Corp.                                 34,487      1,500,874
Hartford Financial Services Group Inc.                     59,533      4,092,298
Jefferson-Pilot Corp.                                      28,879      1,467,053
Lincoln National Corp.                                     36,438      1,721,696
Loews Corp.                                                37,966      2,276,441
Marsh & McLennan Cos. Inc.                                107,488      4,877,805
MBIA Inc.                                                  29,507      1,685,440
MetLife Inc.                                              155,148      5,562,056
MGIC Investment Corp.                                      20,149      1,528,503
Principal Financial Group Inc.                             65,876      2,291,167
Progressive Corp. (The)                                    44,317      3,780,240
Prudential Financial Inc.                                 108,025      5,019,922
SAFECO Corp.                                               28,369      1,248,236
St. Paul Travelers Companies Inc.                         136,116      5,518,143
Torchmark Corp.                                            23,039      1,239,498
UNUMProvident Corp.                                        60,617        963,810
XL Capital Ltd. Class A                                    28,097      2,120,200
                                                                    ------------
                                                                     106,387,912
                                                                    ------------
INTERNET (1.15%)
eBay Inc. (a)                                             134,274     12,346,494
Monster Worldwide Inc. (a)                                 23,501        604,446
Symantec Corp. (a)                                         63,313      2,771,843
Yahoo! Inc. (a)                                           275,000      9,990,750
                                                                    ------------
                                                                      25,713,533
                                                                    ------------
IRON & STEEL (0.10%)
Allegheny Technologies Inc.                                16,526        298,294
Nucor Corp.                                                16,030      1,230,463
United States Steel Corp.                                  22,733        798,383
                                                                    ------------
                                                                       2,327,140
                                                                    ------------
LEISURE TIME (0.51%)
Brunswick Corp.                                            19,086        778,709
Carnival Corp.                                            128,939      6,060,133
Harley-Davidson Inc.                                       60,696      3,759,510

                 See accompanying notes to financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                          Shares        Value
                                                        ---------   ------------

COMMON STOCKS (Cont.)

LEISURE TIME (Cont.)
Sabre Holdings Corp.                                       29,112   $    806,694
                                                                    ------------
                                                                      11,405,046
                                                                    ------------
LODGING (0.31%)
Harrah's Entertainment Inc.                                22,849      1,236,131
Hilton Hotels Corp.                                        77,649      1,448,930
Marriott International Inc. Class A                        46,678      2,328,299
Starwood Hotels & Resorts Worldwide Inc.                   42,060      1,886,391
                                                                    ------------
                                                                       6,899,751
                                                                    ------------
MACHINERY (0.50%)
Caterpillar Inc.                                           70,197      5,576,450
Cummins Inc.                                                8,657        541,063
Deere & Co.                                                50,729      3,558,132
Rockwell Automation Inc.                                   38,159      1,431,344
                                                                    ------------
                                                                      11,106,989
                                                                    ------------
MANUFACTURING (5.70%)
Cooper Industries Ltd.                                     19,103      1,134,909
Crane Co.                                                  12,170        382,016
Danaher Corp.                                              62,864      3,259,498
Dover Corp.                                                41,462      1,745,550
Eastman Kodak Co.                                          58,669      1,582,890
Eaton Corp.                                                31,110      2,014,061
General Electric Co.                                    2,157,606     69,906,434
Honeywell International Inc.                              176,080      6,449,810
Illinois Tool Works Inc.                                   63,207      6,060,919
Ingersoll-Rand Co. Class A                                 35,641      2,434,637
ITT Industries Inc.                                        18,887      1,567,621
Pall Corp.                                                 25,585        670,071
Textron Inc.                                               27,845      1,652,601
3M Co.                                                    160,166     14,416,542
Tyco International Ltd.                                   409,686     13,576,994
                                                                    ------------
                                                                     126,854,553
                                                                    ------------
MEDIA (3.32%)
Clear Channel Communications Inc.                         126,006      4,655,922
Comcast Corp. Class A (a)                                 459,222     12,871,993
Dow Jones & Co. Inc.                                       16,694        752,899
Gannett Co. Inc.                                           55,581      4,716,048
Knight Ridder Inc.                                         16,357      1,177,704
McGraw-Hill Companies Inc. (The)                           39,218      3,002,922
Meredith Corp.                                             10,272        564,549
New York Times Co. Class A                                 30,497      1,363,521
Time Warner Inc. (a)                                      931,594     16,377,423
Tribune Co.                                                67,424      3,070,489
Univision Communications Inc. Class A (a)                  66,013      2,107,795
Viacom Inc. Class B                                       354,837     12,674,778
Walt Disney Co. (The)                                     419,131   $ 10,683,649
                                                                    ------------
                                                                      74,019,692
                                                                    ------------
METAL FABRICATE & HARDWARE (0.02%)
Worthington Industries Inc.                                17,637        362,088
                                                                    ------------
MINING (0.54%)
Alcoa Inc.                                                177,597      5,866,029
Freeport-McMoRan Copper & Gold Inc.                        35,831      1,187,798
Newmont Mining Corp.                                       90,284      3,499,408
Phelps Dodge Corp. (a)                                     18,948      1,468,659
                                                                    ------------
                                                                      12,021,894
                                                                    ------------
OFFICE & BUSINESS EQUIPMENT (0.20%)
Pitney Bowes Inc.                                          47,652      2,108,601
Xerox Corp. (a)                                           162,804      2,360,658
                                                                    ------------
                                                                       4,469,259
                                                                    ------------
OIL & GAS (5.55%)
Amerada Hess Corp.                                         18,401      1,457,175
Anadarko Petroleum Corp.                                   51,358      3,009,579
Apache Corp.                                               66,343      2,889,238
Burlington Resources Inc.                                  81,326      2,942,375
ChevronTexaco Corp.                                       218,818     20,592,962
ConocoPhillips                                            140,076     10,686,398
Devon Energy Corp.                                         48,846      3,223,836
EOG Resources Inc.                                         23,562      1,406,887
Exxon Mobil Corp.                                       1,337,674     59,406,102
Kerr-McGee Corp.                                           30,581      1,644,340
Marathon Oil Corp.                                         70,300      2,660,152
Nabors Industries Ltd. (a)                                 30,011      1,357,097
Noble Corp. (a)                                            27,390      1,037,807
Occidental Petroleum Corp.                                 79,737      3,860,068
Rowan Companies Inc. (a)                                   21,144        514,434
Sunoco Inc.                                                15,701        998,898
Transocean Inc. (a)                                        65,490      1,895,281
Unocal Corp.                                               53,567      2,035,546
Valero Energy Corp.                                        26,151      1,928,898
                                                                    ------------
                                                                     123,547,073
                                                                    ------------
OIL & GAS SERVICES (0.65%)
Baker Hughes Inc.                                          68,542      2,580,606
BJ Services Co. (a)                                        32,643      1,496,355
Halliburton Co.                                            89,680      2,713,717
Schlumberger Ltd.                                         120,188      7,633,140
                                                                    ------------
                                                                      14,423,818
                                                                    ------------
PACKAGING & CONTAINERS (0.14%)
Ball Corp.                                                 11,534        831,025
Bemis Co.                                                  21,755        614,579

                 See accompanying notes to financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                          Shares        Value
                                                        ---------   ------------

COMMON STOCKS (Cont.)

PACKAGING & CONTAINERS (Cont.)
Pactiv Corp. (a)                                           32,180   $    802,569
Sealed Air Corp. (a)                                       17,398        926,791
                                                                    ------------
                                                                       3,174,964
                                                                    ------------
PHARMACEUTICALS (7.01%)
Abbott Laboratories                                       319,398     13,018,662
Allergan Inc.                                              26,701      2,390,274
AmerisourceBergen Corp.                                    22,909      1,369,500
Bristol-Myers Squibb Co.                                  396,973      9,725,839
Cardinal Health Inc.                                       88,312      6,186,256
Caremark Rx Inc. (a)                                       93,168      3,068,954
Express Scripts Inc. (a)                                   16,071      1,273,305
Forest Laboratories Inc. (a)                               75,437      4,271,997
Gilead Sciences Inc. (a)                                   43,735      2,930,245
Hospira Inc. (a)                                           32,002        883,255
King Pharmaceuticals Inc. (a)                              49,376        565,355
Lilly (Eli) & Co.                                         230,779     16,133,760
Medco Health Solutions Inc. (a)                            55,326      2,074,725
Merck & Co. Inc.                                          454,786     21,602,335
Mylan Laboratories Inc.                                    54,830      1,110,308
Pfizer Inc.                                             1,560,575     53,496,511
Schering-Plough Corp.                                     300,809      5,558,950
Watson Pharmaceuticals Inc. (a)                            22,103        594,571
Wyeth                                                     272,618      9,857,867
                                                                    ------------
                                                                     156,112,669
                                                                    ------------
PIPELINES (0.18%)
Dynegy Inc. Class A (a)                                    77,220        328,957
El Paso Corp.                                             128,903      1,015,756
Kinder Morgan Inc.                                         25,229      1,495,827
Williams Companies Inc.                                   106,092      1,262,495
                                                                    ------------
                                                                       4,103,035
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS (0.36%)
Apartment Investment & Management Co. Class A              19,289        600,467
Equity Office Properties Trust                             81,838      2,225,994
Equity Residential                                         56,891      1,691,369
ProLogis                                                   36,835      1,212,608
Simon Property Group Inc.                                  42,322      2,176,197
                                                                    ------------
                                                                       7,906,635
                                                                    ------------
RETAIL (6.57%)
AutoNation Inc. (a)                                        55,882        955,582
AutoZone Inc. (a)                                          17,242      1,381,084
Bed Bath & Beyond Inc. (a)                                 61,133      2,350,564
Best Buy Co. Inc.                                          66,246      3,361,322
Big Lots Inc. (a)                                          23,943        346,216
Circuit City Stores Inc.                                   42,311        547,927
Costco Wholesale Corp.                                     93,699      3,848,218
CVS Corp.                                                  80,853      3,397,443
Darden Restaurants Inc.                                    33,757        693,706
Dillards Inc. Class A                                      17,038   $    379,947
Dollar General Corp.                                       68,476      1,339,391
Family Dollar Stores Inc.                                  35,299      1,073,796
Federated Department Stores Inc.                           37,012      1,817,289
Gap Inc. (The)                                            183,369      4,446,698
Home Depot Inc.                                           455,072     16,018,534
Kohls Corp. (a)                                            69,597      2,942,561
Limited Brands Inc.                                        95,754      1,790,600
Lowe's Companies Inc.                                     160,964      8,458,658
May Department Stores Co. (The)                            59,080      1,624,109
McDonald's Corp.                                          258,235      6,714,110
Nordstrom Inc.                                             28,127      1,198,491
Office Depot Inc. (a)                                      64,081      1,147,691
Penney (J.C.) Co. Inc. (Holding Co.)                       57,370      2,166,291
RadioShack Corp.                                           33,600        961,968
Sears, Roebuck and Co.                                     44,059      1,663,668
Staples Inc.                                              101,362      2,970,920
Starbucks Corp. (a)                                        80,805      3,513,401
Target Corp.                                              186,573      7,923,755
Tiffany & Co.                                              30,012      1,105,942
TJX Companies Inc.                                        102,041      2,463,270
Toys R Us Inc. (a)                                         43,716        696,396
Walgreen Co.                                              209,864      7,599,175
Wal-Mart Stores Inc.                                      877,273     46,284,923
Wendy's International Inc.                                 23,327        812,713
Yum! Brands Inc. (a)                                       59,745      2,223,709
                                                                    ------------
                                                                     146,220,068
                                                                    ------------
SAVINGS & LOANS (0.52%)
Golden West Financial Corp.                                31,101      3,307,591
Sovereign Bancorp Inc.                                     62,539      1,382,112
Washington Mutual Inc.                                    177,369      6,853,538
                                                                    ------------
                                                                      11,543,241
                                                                    ------------
SEMICONDUCTORS (3.58%)
Advanced Micro Devices Inc. (a)                            71,344      1,134,370
Altera Corp. (a)                                           77,540      1,722,939
Analog Devices Inc.                                        76,607      3,606,658
Applied Materials Inc. (a)                                344,069      6,750,634
Applied Micro Circuits Corp. (a)                           62,887        334,559
Broadcom Corp. Class A (a)                                 63,959      2,991,362
Intel Corp.                                             1,323,229     36,521,120
KLA-Tencor Corp. (a)                                       39,859      1,968,237
Linear Technology Corp.                                    63,759      2,516,568
LSI Logic Corp. (a)                                        77,616        591,434
Maxim Integrated Products Inc.                             66,316      3,476,285
Micron Technology Inc. (a)                                125,005      1,913,827
National Semiconductor Corp. (a)                           73,852      1,624,005
Novellus Systems Inc. (a)                                  30,930        972,439
NVIDIA Corp. (a)                                           33,187        680,334
PMC-Sierra Inc. (a)                                        35,356        507,359
QLogic Corp. (a)                                           19,341        514,277

                 See accompanying notes to financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                        Shares         Value
                                                      ---------   --------------
COMMON STOCKS  (Cont.)

SEMICONDUCTORS  (Cont.)
Teradyne Inc. (a)                                        39,159    $    888,909
Texas Instruments Inc.                                  354,273       8,566,321
Xilinx Inc.                                              70,639       2,352,985
                                                                   ------------
                                                                     79,634,622
                                                                   ------------
SOFTWARE (5.02%)
Adobe Systems Inc.                                       48,555       2,257,808
Autodesk Inc.                                            22,841         977,823
Automatic Data Processing Inc.                          121,190       5,075,437
BMC Software Inc. (a)                                    46,322         856,957
Citrix Systems Inc. (a)                                  34,211         696,536
Computer Associates
   International Inc.                                   119,149       3,343,321
Compuware Corp. (a)                                      78,655         519,123
Electronic Arts Inc. (a)                                 61,668       3,363,989
First Data Corp.                                        178,880       7,963,738
Fiserv Inc. (a)                                          39,681       1,543,194
IMS Health Inc.                                          48,730       1,142,231
Intuit Inc. (a)                                          39,698       1,531,549
Mercury Interactive Corp. (a)                            18,611         927,386
Microsoft Corp.                                       2,207,897      63,057,538
Novell Inc. (a)                                          77,769         652,482
Oracle Corp. (a)                                      1,064,080      12,694,474
Parametric Technology Corp. (a)                          54,554         272,770
PeopleSoft Inc. (a)                                      75,581       1,398,249
Siebel Systems Inc. (a)                                 101,493       1,083,945
Veritas Software Corp. (a)                               87,891       2,434,581
                                                                   ------------
                                                                    111,793,131
                                                                   ------------
TELECOMMUNICATIONS (6.36%)
ADC Telecommunications Inc. (a)                         164,833         468,126
Alltel Corp.                                             63,440       3,211,333
Andrew Corp. (a)                                         32,239         645,102
AT&T Corp.                                              161,688       2,365,495
AT&T Wireless Services Inc. (a)                         556,837       7,973,906
Avaya Inc. (a)                                           89,977       1,420,737
BellSouth Corp.                                         375,466       9,844,719
CenturyTel Inc.                                          29,131         875,095
CIENA Corp. (a)                                         117,622         437,554
Cisco Systems Inc. (a)                                1,383,372      32,785,916
Citizens Communications Co. (a)                          58,240         704,704
Comverse Technology Inc. (a)                             39,460         786,832
Corning Inc. (a)                                        279,624       3,651,889
JDS Uniphase Corp. (a)                                  293,792       1,113,472
Lucent Technologies Inc. (a)                            872,993       3,299,914
Motorola Inc.                                           478,678       8,735,874
Nextel Communications Inc. Class A (a)                  226,447       6,037,077
QUALCOMM Inc.                                           165,486      12,077,168
Qwest Communications International Inc. (a)             361,914       1,299,271
SBC Communications Inc.                                 677,467      16,428,575

                                                     Shares or
                                                     principal
                                                       amount          Value
                                                    -----------   --------------
TELECOMMUNICATION (Cont.)
Scientific-Atlanta Inc.                                  31,078   $    1,072,191
Sprint Corp. (FON Group)                                291,014        5,121,846
Tellabs Inc. (a)                                         85,378          746,204
Verizon Communications Inc.                             566,101       20,487,195
                                                                  --------------
                                                                     141,590,195
                                                                  --------------
TEXTILES (0.07%)
Cintas Corp.                                             34,962        1,666,639
                                                                  --------------
TOYS, GAMES & HOBBIES (0.10%)
Hasbro Inc.                                              35,726          678,794
Mattel Inc.                                              87,576        1,598,262
                                                                  --------------
                                                                       2,277,056
                                                                  --------------
TRANSPORTATION (1.45%)
Burlington Northern Santa Fe Corp.                       75,997        2,665,215
CSX Corp.                                                43,816        1,435,850
FedEx Corp.                                              61,063        4,988,236
Norfolk Southern Corp.                                   79,928        2,119,691
Ryder System Inc.                                        13,126          525,959
Union Pacific Corp.                                      52,700        3,133,015
United Parcel Service Inc. Class B                      230,665       17,339,088
                                                                  --------------
                                                                      32,207,054
                                                                  --------------
TOTAL COMMON STOCKS
(Cost: $2,348,442,898)                                             2,176,690,568
                                                                  --------------

SHORT-TERM INVESTMENTS (9.42%)

MONEY MARKET FUNDS (4.41%)
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares (b) (d)                      82,247,859       82,247,859
Barclays Global Investors Funds Prime
   Money Market Fund, Institutional
   Shares (b) (d)                                    14,198,956       14,198,956
BlackRock Temp Cash Money Market Fund (b)               651,623          651,623
Short-Term Investment Co. - Liquid
   Assets Money Market Portfolio (b)                  1,250,408        1,250,408
                                                                  --------------
                                                                      98,348,846
                                                                  --------------
FLOATING RATE NOTES (2.08%)
Beta Finance Inc.
   1.07%, 05/04/05 (b) (c)                          $   774,489          774,358
   1.13%, 10/12/04 (b) (c)                              645,407          645,389
   1.19%, 09/15/04 (b) (c)                            1,290,814        1,290,787
   1.27%, 03/15/05 (b) (c)                              645,407          645,772
   1.34%, 08/23/04 (b) (c)                              645,407          645,487

                See accompanying notes to financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                         Principal
                                                           amount       Value
                                                        ----------   -----------
SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES  (Cont.)
Canadian Imperial Bank of Commerce
   1.24%, 10/07/04 (b)                                  $  968,111   $   968,072
   1.38%, 11/22/04 (b)                                     322,704       322,713
   1.40%, 10/29/04 (b)                                   1,290,814     1,290,804
CC USA Inc.
   1.07%, 07/16/04 (b)                                     322,704       322,560
   1.07%, 05/04/05 (b) (c)                               1,290,814     1,290,597
   1.24%, 07/15/04 (b) (c)                                 645,407       645,416
   1.29%, 04/15/05 (b) (c)                               1,290,814     1,290,712
   1.51%, 02/15/05 (b) (c)                                 839,029       839,855
DEPFA Bank PLC
   1.27%, 06/15/05 (b)                                   1,290,814     1,290,814
Dorada Finance Inc.
   1.04%, 07/01/04 (b)                                     451,785       451,785
   1.24%, 08/09/04 (b)                                     322,704       322,698
   1.48%, 01/18/05 (b) (c)                                 968,111       968,084
Five Finance Inc.
   1.28%, 04/29/05 (b) (c)                               1,032,651     1,032,566
HBOS Treasury Services PLC
   1.24%, 04/01/05 (b)                                     826,121       826,059
   1.58%, 04/22/05 (b)                                   1,290,814     1,290,814
K2 USA LLC
   1.19%, 08/16/04 (b) (c)                                 322,704       322,697
   1.26%, 09/27/04 (b) (c)                               1,394,079     1,394,029
   1.46%, 01/12/05 (b) (c)                                 645,407       645,373
Key Bank, NA
   1.38%, 07/01/04 (b)                                   3,162,495     3,162,495
Links Finance LLC
   1.09%, 07/20/04 (b)                                     516,326       516,320
   1.18%, 04/15/05 (b) (c)                               1,290,814     1,290,611
   1.19%, 04/25/05 (b)                                   1,290,814     1,291,500
Nationwide Building Society
   1.14%, 07/23/04 (b) (c)                                 968,111       968,111
   1.59%, 07/28/05 (b) (c)                               1,290,814     1,290,814
   1.63%, 12/09/04 (b)                                   1,071,376     1,063,566
Nordea Bank PLC
   2.11%, 06/07/05 (b)                                   1,290,814     1,290,575
Northern Rock PLC
   1.11%, 01/13/05 (b) (c)                               1,226,274     1,226,274
Permanent Financing PLC
   1.13%, 03/10/05 (b)                                   1,290,814     1,290,814
   1.14%, 12/10/04 (b)                                     645,407       645,408
Sigma Finance Inc.
   1.07%, 07/01/04 (b)                                     645,407       645,408
   1.08%, 10/07/04 (b)                                   1,290,814     1,290,745
   1.09%, 07/20/04 (b)                                     645,407       645,400
   1.24%, 08/06/04 (b)                                     322,704       322,700
Tango Finance Corp.
   1.06%, 07/06/04 (b) (c)                                 387,244       387,244
   1.08%, 07/15/04 (b) (c)                                 387,244       387,239
   1.11%, 04/07/05 (b) (c)                                 473,729       473,692
   1.20%, 01/18/05 (b) (c)                                 567,958       567,927
   1.20%, 05/17/05 (b) (c)                               1,071,376     1,071,329
   1.23%, 02/25/05 (b) (c)                              $  722,856   $   722,762
WhistleJacket Capital LLC
   1.20%, 09/15/04 (b) (c)                                 645,407       645,380
   1.26%, 10/20/04 (b)                                     319,735       318,493
   1.32%, 02/04/05 (b) (c)                                 322,704       322,666
   1.48%, 06/15/05 (b) (c)                                 645,407       645,266
White Pine Finance LLC
   1.08%, 07/06/04 (b) (c)                                 774,489       774,488
   1.19%, 04/15/05 (b) (c)                                 968,111       967,958
   1.20%, 11/15/04 (b) (c)                                 774,489       774,489
   1.21%, 05/20/05 (b)                                     580,866       580,815
   1.21%, 06/15/05 (b) (c)                                 529,234       529,234
   1.27%, 08/26/04 (b) (c)                                 645,407       645,384
                                                                     -----------
                                                                      46,272,548
                                                                     -----------
TIME DEPOSITS (1.21%)
Abbey National Treasury Services PLC
   1.25%, 01/06/05 (b)                                   1,290,814     1,290,814
   1.33%, 02/10/05 (b)                                     645,407       645,348
   1.39%, 02/02/05 (b)                                     645,407       645,350
   1.39%, 04/08/05 (b)                                     903,570       903,466
   1.40%, 10/25/04 (b)                                   1,290,814     1,290,753
Bank of New York
   1.39%, 11/01/04 (b)                                   1,290,814     1,290,771
   1.60%, 12/03/04 (b)                                     322,704       322,634
Bank of Novia Scotia
   1.13%, 10/06/04 (b)                                   1,290,814     1,290,814
   1.24%, 10/07/04 (b)                                     968,111       968,085
   1.42%, 10/29/04 (b)                                     968,111       968,135
National City Bank (Cleveland, Ohio)
   1.17%, 06/10/05 (b)                                     645,407       645,597
   1.22%, 06/23/05 (b)                                   1,290,814     1,290,435
   1.25%, 01/06/05 (b)                                   1,290,814     1,290,847
Prudential Funding LLC
   1.60%, 12/01/04 (b)                                     645,407       641,018
SunTrust Bank
   1.38%, 07/01/04 (b)                                   2,581,628     2,581,628
Toronto-Dominion Bank
   1.22%, 03/23/05 (b)                                   2,258,925     2,258,637
   1.34%, 02/10/05 (b)                                     516,326       516,278
   1.41%, 11/01/04 (b)                                     968,111       968,078
   1.77%, 05/10/05 (b)                                     645,407       645,352
   1.90%, 05/11/05 (b)                                     645,407       645,352
UBS Finance (Delaware)
   1.10%, 09/08/04 (b)                                   1,290,814     1,288,093
   1.11%, 12/17/04 (b)                                   1,936,221     1,926,132
   1.13%, 08/09/04 (b)                                   1,290,814     1,289,234
   1.14%, 09/29/04 (b)                                   1,290,814     1,287,152
                                                                     -----------
                                                                      26,890,003
                                                                     -----------

                See accompanying notes to financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                    Principal
                                                      amount          Value
                                                    ----------   ---------------
SHORT TERM INVESTMENTS (Cont.)

COMMERCIAL PAPER (1.00%)
Alpine Securitization Corp.
   1.08%, 07/06/04 (b)                              $  438,877   $      438,812
   1.22%, 07/13/04 (b)                                 387,244          387,087
Amsterdam Funding Corp.
   1.08%, 07/07/04 (b)                                 903,570          903,408
   1.11%, 07/09/04 (b)                               1,523,161        1,522,785
   1.18%, 07/20/04 (b)                                 484,055          483,754
   1.21%, 07/21/04 (b)                                 322,704          322,487
   1.22%, 07/19/04 (b)                                 387,244          387,008
Cantabric Finance LLC
   1.09%, 07/22/04 (b)                                 968,111          967,496
CRC Funding LLC
   1.10%, 07/07/04 (b)                                 503,418          503,325
Edison Asset Securitization
   1.06%, 07/07/04 (b)                                 645,407          645,293
   1.06%, 07/08/04 (b)                                 322,704          322,637
   1.07%, 09/21/04 (b)                                 645,407          643,835
   1.45%, 11/09/04 (b)                               1,290,814        1,284,003
   1.59%, 12/02/04 (b)                               1,290,814        1,282,035
Falcon Asset Securitization Corp.
   1.22%, 07/23/04 (b)                                 787,177          786,590
Galaxy Funding Inc.
   1.07%, 07/20/04 (b)                                 580,866          580,538
Grampian Funding LLC
   1.08%, 07/07/04 (b)                                 387,244          387,175
   1.26%, 10/22/04 (b)                               1,290,814        1,285,730
   1.44%, 10/27/04 (b)                               1,290,814        1,284,722
   1.59%, 11/30/04 (b)                                 645,407          641,074
Jupiter Securitization Corp.
   1.10%, 07/07/04 (b)                                 451,785          451,702
   1.21%, 07/19/04 (b)                                 645,407          645,017
   1.24%, 07/23/04 (b)                                 425,969          425,646
New Center Asset Trust
   1.22%, 07/19/04 (b)                                 387,244          387,008
Preferred Receivables Funding Corp.
   1.23%, 07/21/04 (b)                                 903,570          902,953
Receivables Capital Corp.
   1.07%, 07/02/04 (b)                                 535,456          535,440
   1.21%, 07/19/04 (b)                                 968,111          967,525
Scaldis Capital LLC
   1.21%, 07/15/04 (b)                                 645,407          645,104
   1.24%, 07/19/04 (b)                                 322,704          322,503
Sydney Capital Corp.
   1.15%, 07/09/04 (b)                                 322,704          322,621
   1.25%, 10/22/04 (b)                                 429,583          427,897
Thames Asset Global Securitization No. 1 Inc.
   1.15%, 07/12/04 (b)                                 231,043          230,962
   1.24%, 07/20/04 (b)                                 968,111          967,477
                                                                 --------------
                                                                     22,291,649
                                                                 --------------
REPURCHASE AGREEMENTS (0.41%)
Banc of America Securities LLC
   1.45%, 07/01/04 (b)                              $2,581,628   $    2,581,628
Goldman Sachs & Co.
   1.60%, 07/01/04 (b)                               6,454,071        6,454,071
                                                                 --------------
                                                                      9,035,699
                                                                 --------------
U.S. GOVERNMENT AGENCY NOTES (0.17%)
Federal Home Loan Mortgage Corporation
   1.28%, 08/19/04 (b)                                 516,326          515,426
   1.63%, 04/15/05 (b)                                 903,570          905,845
   2.06%, 05/31/05 (b)                                 643,510          631,211
Federal National Mortgage Association
   1.28%, 08/20/04 (b)                               1,678,058        1,675,075
                                                                 --------------
                                                                      3,727,557
                                                                 --------------
U.S. TREASURY OBLIGATIONS (0.14%)
U.S. Treasury Bill
   1.24% (f), 09/23/04 (e)                           3,250,000        3,240,211

TOTAL SHORT-TERM INVESTMENTS
(Cost: $209,806,663)                                                209,806,513

TOTAL INVESTMENTS IN SECURITIES (107.15%)
(Cost: $2,558,249,561)                                            2,386,497,081

Other Assets, Less Liabilities (-7.15%)                            (159,192,736)
                                                                 --------------
NET ASSETS (100.00%)                                             $2,227,304,345
                                                                 ==============

(a)  Non-income earning securities.
(b) All or a portion of this security represents investments of securities lending collateral.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from regis-tration, normally to qualified institutional buyers.
(d)  Issuer is an affiliate of the Master Portfolio's investment adviser. See
     Note 2.
(e) This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of futures contracts. See Note 1.
(f)  Yield to maturity.

                 See accompanying notes to financial statements.

                      RUSSELL 2000 INDEX MASTER PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2004
                                   (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
COMMON STOCKS (94.58%)

ADVERTISING (0.37%)
ADVO Inc.                                                     5,513   $  181,488
Catalina Marketing Corp. (a)                                  9,474      173,279
Donnelley (R.H.) Corp. (a)                                    4,093      179,028
Grey Global Group Inc.                                           81       79,785
Marchex, Inc., Class B (a)                                      210        2,344
Reading International Inc. Class A (a)                        1,119        9,735
SITEL Corp. (a)                                               5,151       21,737
ValueVision Media Inc. Class A (a)                            3,529       45,948
Ventiv Health Inc. (a)                                        3,199       49,521
                                                                      ----------
                                                                         742,865
                                                                      ----------
AEROSPACE & DEFENSE (1.12%)
AAR Corp. (a)                                                 5,740       65,149
Armor Holdings Inc. (a)                                       5,188      176,392
BE Aerospace Inc. (a)                                         5,080       38,506
Curtiss-Wright Corp.                                          3,814      214,309
DRS Technologies Inc. (a)                                     4,583      146,198
Ducommun Inc. (a)                                             1,546       33,053
EDO Corp.                                                     2,886       69,610
Engineered Support Systems Inc.                               4,047      236,790
Esterline Technologies Corp. (a)                              4,293      126,772
GenCorp. Inc.                                                 5,869       78,586
HEICO Corp.                                                   3,791       69,186
Herley Industries Inc. (a)                                    2,254       44,043
Innovative Solutions & Support Inc. (a)                       1,488       29,046
Kaman Corp. Class A                                           3,370       47,146
Moog Inc. Class A (a)                                         4,730      175,530
MTC Technologies Inc. (a)                                     1,473       38,033
Orbital Sciences Corp. (a)                                    8,462      116,860
Sequa Corp. Class A (a)                                       1,020       59,639
Teledyne Technologies Inc. (a)                                5,977      119,660
Titan Corp. (The) (a)                                        15,248      197,919
Triumph Group Inc. (a)                                        2,851       91,032
United Industrial Corp.                                       2,265       52,888
                                                                      ----------
                                                                       2,226,347
                                                                      ----------
AGRICULTURE (0.32%)
Alico Inc.                                                      494       19,834
Delta & Pine Land Co.                                         7,189      157,799
DIMON Inc.                                                    6,318       36,139
Maui Land & Pineapple Co. Inc. (a)                              611       20,774
Standard Commercial Corp.                                     2,214       39,963
Tejon Ranch Co. (a)                                           1,616       56,237
Universal Corp.                                               4,569      232,745
Vector Group Ltd.                                             4,768       75,096
                                                                      ----------
                                                                         638,587
                                                                      ----------
AIRLINES (0.63%)
Airtran Holdings Inc. (a)                                    15,355      217,120
Alaska Air Group Inc. (a)                                     4,644      110,852
American West Holdings Corp. Class B (a)                      5,974       54,244
Atlantic Coast Airlines Holdings Inc. (a)                     6,547   $   37,580
Continental Airlines Inc. Class B (a)                        12,397      140,954
Delta Air Lines Inc. (a)                                     18,134      129,114
ExpressJet Holdings Inc. (a)                                  6,893       83,681
Frontier Airlines Inc. (a)                                    6,842       74,441
Mesa Air Group Inc. (a)                                       5,417       43,824
Northwest Airlines Corp. (a)                                 12,310      136,887
Pinnacle Airlines Corp. (a)                                   3,273       36,985
SkyWest Inc.                                                 10,549      183,658
                                                                      ----------
                                                                       1,249,340
                                                                      ----------
APPAREL (0.94%)
Carte's Inc. (a)                                                927       26,985
Cherokee Inc.                                                   725       18,190
Deckers Outdoor Corp. (a)                                     1,542       45,474
DHB Industries Inc. (a)                                       3,878       58,868
Guess ? Inc. (a)                                              2,547       41,007
Gymboree Corp. (a)                                            5,602       86,047
Hartmarx Corp. (a)                                            1,834       11,554
Kellwood Co.                                                  4,933      214,832
K-Swiss Inc. Class A                                          4,595       92,865
Maxwell Shoe Co. Inc. Class A (a)                             2,860       66,466
OshKosh B'Gosh Inc. Class A                                   1,676       41,850
Oxford Industries Inc.                                        2,441      106,330
Perry Ellis International Inc. (a)                            1,089       27,508
Phillips-Van Heusen Corp.                                     5,223      100,543
Quiksilver Inc. (a)                                          10,120      240,957
Russell Corp.                                                 5,275       94,739
Skechers U.S.A. Inc. Class A (a)                              3,687       47,931
Steven Madden Ltd. (a)                                        1,851       36,964
Stride Rite Corp.                                             7,020       77,431
Vans Inc. (a)                                                 3,458       71,062
Warnaco Group Inc. (The) (a)                                  8,342      177,434
Wolverine World Wide Inc.                                     7,225      189,656
                                                                      ----------
                                                                       1,874,693
                                                                      ----------
AUTO MANUFACTURERS (0.11%)
A.S.V. Inc. (a)                                               1,343       42,049
Noble International Ltd.                                      1,026       25,414
Wabash National Corp. (a)                                     5,339      147,089
                                                                      ----------
                                                                         214,552
                                                                      ----------
AUTO PARTS & EQUIPMENT (1.00%)
Aftermarket Technology Corp. (a)                              2,139       35,293
ArvinMeritor Inc.                                            12,608      246,739
Bandag Inc.                                                   2,354      104,824
Collins & Aikman Corp. (a)                                    7,746       43,300
Cooper Tire & Rubber Co.                                     11,982      275,586
Exide Technologies, Inc. (a)                                  3,923       80,225
Goodyear Tire & Rubber Co. (The) (a)                         27,658      251,411
Hayes Lemmerz International, Inc. (a)                         6,138       92,684
Keystone Automotive Industries Inc. (a)                       2,688       74,968

                See accompanying notes to financial statements.

                      RUSSELL 2000 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
COMMON STOCKS (Cont.)

AUTO PARTS & EQUIPMENT (Cont.)
Modine Manufacturing Co.                                      4,559   $  145,204
Sports Resorts International Inc. (a)                         4,412       16,766
Standard Motor Products Inc.                                  2,241       33,010
Strattec Security Corp. (a)                                     325       22,240
Superior Industries International Inc.                        4,289      143,467
Tenneco Automotive Inc. (a)                                   7,843      103,763
Tower Automotive Inc. (a)                                    11,509       41,893
Visteon Corp.                                                23,522      274,502
                                                                      ----------
                                                                       1,985,875
                                                                      ----------
BANKS (7.65%)
ABC Bancorp                                                   1,859       37,812
ACE Cash Express Inc. (a)                                     1,686       43,313
Alabama National Bancorp                                      2,389      132,518
AMCORE Financial Inc.                                         4,967      149,805
AmericanWest Bancorporation (a)                                 429        8,215
Arrow Financial Corp.                                         1,504       45,797
BancFirst Corp.                                                 418       24,975
BancorpSouth Inc.                                            14,076      317,132
BancTrust Financial Group Inc.                                4,143       72,585
Bank of Granite Corp.                                         1,851       38,704
Bank of the Ozarks Inc.                                       2,011       46,856
Banner Corp.                                                  2,140       62,188
Boston Private Financial Holdings Inc.                        4,996      115,707
Bryn Mawr Bank Corp.                                            768       17,472
BSB Bancorp Inc.                                              2,053       72,984
Camden National Corp.                                         2,023       66,901
Capital City Bank Group Inc.                                  1,575       62,354
Capital Corporation of the West                                 634       24,625
Capital Crossing Bank (a)                                       177        9,882
Capitol Bancorp Ltd.                                          2,134       55,505
Cascade Bancorp                                               5,333       98,554
Cathay General Bancorp                                        3,938      262,665
CB Bancshares Inc.                                              861       80,245
Center Financial Corp.                                        1,818       27,543
Central Coast Bancorp (a)                                     1,166       21,338
Central Pacific Financial Corp.                               3,198       87,945
Century Bancorp Inc. Class A                                    454       14,932
Chemical Financial Corp.                                      4,350      160,471
Chittenden Corp.                                              6,689      235,118
Citizens Banking Corp.                                        7,876      244,550
City Bank                                                     3,053       97,757
City Holding Co.                                              2,789       88,077
Coastal Financial Corp.                                       4,678       69,936
CoBiz Inc.                                                    1,872       25,890
Columbia Bancorp                                                905       26,444
Columbia Banking System Inc.                                  2,415       53,613
Community Bank System Inc.                                    5,686      129,584
Community Banks Inc.                                          1,570       46,111
Community First Bankshares Inc.                               6,701      215,705
Community Trust Bancorp Inc.                                  2,212       67,466
Corus Bankshares Inc.                                         2,791      114,738
CVB Financial Corp.                                           6,449   $  140,459
East West Bancorp Inc.                                        9,131      280,322
Farmers Capital Bank Corp.                                    2,461       87,981
Financial Institutions Inc.                                   1,091       26,948
First Bancorp                                                 6,249      254,647
First Bancorp (North Carolina)                                  767       25,641
First Busey Corp. Class A                                     1,168       34,152
First Charter Corp.                                           5,423      118,167
First Citizens BancShares Inc. Class A                          747       91,134
First Commonwealth Financial Corp.                           12,637      163,902
First Community Bancorp                                       2,463       94,678
First Community Bancshares Inc.                               1,736       58,156
First Financial Bancorp                                       5,637       99,888
First Financial Bankshares Inc.                               2,035       85,328
First Financial Corp.                                         1,876       59,844
First Indiana Corp.                                           2,543       48,444
First Merchants Corp.                                         2,831       73,464
First Midwest Bancorp Inc.                                    8,461      297,912
First National Bankshares of Florida                          8,692      164,717
First Oak Brook Bancshares Inc. Class A                       1,022       30,967
First of Long Island Corp.                                    1,412       65,206
First Republic Bank                                           2,451      105,589
1st Source Corp.                                              2,298       57,404
First State Bancorp                                           1,321       40,581
FNB Corp. (Florida)                                           8,411      171,584
FNB Corp. (Virginia)                                            658       18,964
Frontier Financial Corp.                                      2,706       94,548
GB&T Bancshares Inc.                                            641       15,326
German American Bancorp                                         938       15,758
Glacier Bancorp Inc.                                          4,641      130,737
Gold Bancorp Inc.                                             7,541      116,885
Great Southern Bancorp Inc.                                   1,678       49,081
Greater Bay Bancorp                                           9,333      269,724
Hancock Holding Co.                                           5,128      149,020
Hanmi Financial Corp.                                         3,138       92,571
Harleysville National Corp.                                   4,390      112,384
Heartland Financial USA Inc.                                  1,488       27,305
Humboldt Bancorp                                              3,242       67,790
IBERIABANK Corp.                                              1,456       86,166
Independent Bank Corp. (Massachusetts)                        2,351       68,061
Independent Bank Corp. (Michigan)                             3,868       98,247
Integra Bank Corp.                                            2,955       65,099
Interchange Financial Services Corp.                          1,718       42,744
Irwin Financial Corp.                                         3,314       87,490
KNBT Bancorp Inc.                                             3,141       52,455
Lakeland Bancorp Inc.                                         2,434       39,285
Lakeland Financial Corp.                                        741       24,823
Macatawa Bank Corp.                                           1,535       42,203
Main Street Banks Inc.                                        2,031       57,071
MainSource Financial Group Inc.                               1,098       22,289
MB Financial Inc.                                             3,502      128,909
MBT Financial Corp.                                             815       14,849

                See accompanying notes to financial statements.

                      RUSSELL 2000 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                            Shares      Value
                                                            ------   ----------
COMMON STOCKS (Cont.)

BANKS (Cont.)
Mercantile Bank Corp.                                        1,180   $    43,011
Mid-State Bancshares                                         3,845        90,396
Midwest Banc Holdings Inc.                                   2,202        49,105
Nara Bancorp Inc.                                            3,884        66,533
National Penn Bancshares Inc.                                3,883       115,480
NBC Capital Corp.                                            2,109        56,922
NBT Bancorp Inc.                                             6,343       141,703
Oak Hill Financial Inc.                                        266         8,379
Old National Bancorp                                        12,059       299,425
Old Second Bancorp Inc.                                        901        47,528
Omega Financial Corp.                                        1,148        39,526
Oriental Financial Group Inc.                                3,482        94,258
Pacific Capital Bancorp                                      8,257       232,263
Park National Corp.                                          2,487       317,615
Peapack-Gladstone Financial Corp.                            1,090        35,011
PennRock Financial Services Corp.                              912        27,542
Peoples Bancorp Inc.                                         2,010        53,446
Peoples Holding Co.                                          2,159        74,615
PrivateBancorp Inc.                                          3,158        86,719
Prosperity Bancshares Inc.                                   3,281        79,892
Provident Bankshares Corp.                                   5,909       170,416
R&G Financial Corp. Class B                                  5,052       167,019
Republic Bancorp Inc.                                       11,632       161,685
Republic Bancorp Inc. Class A                                1,117        22,552
Riggs National Corp.                                         3,174        67,035
Royal Bancshares of Pennsylvania Class A                       527        13,070
S&T Bancorp Inc.                                             5,355       171,253
Sandy Spring Bancorp Inc.                                    2,268        78,813
Santander BanCorp                                            1,314        32,482
SCBT Financial Corp.                                         1,542        46,491
Seacoast Banking Corp. of Florida                            1,692        35,414
Second Bancorp Inc.                                          1,944        60,828
Security Bank Corp.                                            449        15,603
Signature Bank (a)                                             165         3,920
Silicon Valley Bancshares (a)                                6,418       254,474
Simmons First National Corp. Class A                         2,018        52,529
Smithtown Bancorp, Inc.                                      1,203        48,938
Southern Community Financial Corp.                           1,372        14,324
Southside Bancshares Inc.                                    1,040        21,840
Southwest Bancorp Inc.                                       1,561        28,488
Southwest Bancorp of Texas Inc.                              6,236       275,132
State Bancorp Inc.                                           2,014        49,206
State Financial Services Corp. Class A                       1,049        31,113
Sterling Bancorp (New York)                                  3,395        93,770
Sterling Bancshares Inc.                                     6,966        98,848
Sterling Financial Corp. (Pennsylvania)                      3,221        83,843
Suffolk Bancorp                                              1,326        43,228
Sun Bancorp Inc. (New Jersey) (a)                            1,382        29,381
Susquehanna Bancshares Inc.                                  8,370       210,589
SY Bancorp Inc.                                              2,174        50,893
Texas Capital Bancshares, Inc. (a)                           2,838        47,111
Texas Regional Bancshares Inc. Class A                       4,974       228,356
Tompkins Trustco Inc.                                        1,715   $    81,462
TriCo Bancshares                                             2,144        40,522
TrustCo Bank Corp. NY                                       13,521       177,125
Trustmark Corp.                                              8,549       247,237
UMB Financial Corp.                                          2,930       151,247
Umpqua Holdings Corp.                                        5,604       117,628
Union Bankshares Corp.                                       1,388        43,861
United Bancshares Inc.                                       6,805       221,162
United Community Banks Inc.                                  5,157       129,853
United PanAm Financial Corp. (a)                                91         1,552
Univest Corp. of Pennsylvania                                  948        48,348
Unizan Financial Corp.                                       4,400       114,840
USB Holding Co. Inc.                                         2,720        62,342
Virginia Commerce Bancorp Inc. (a)                             268         7,909
Virginia Financial Group Inc.                                  799        27,446
Washington Trust Bancorp Inc.                                1,946        50,538
WesBanco Inc.                                                3,660       106,616
West Bancorporation                                          1,985        34,718
West Coast Bancorp                                           2,620        56,173
Westamerica Bancorp                                          6,039       316,746
Western Sierra Bancorp (a)                                     528        16,352
Wilshire State Bank Corp. (a)                                1,292        31,680
Wintrust Financial Corp.                                     3,678       185,776
Yardville National Bancorp                                   1,841        46,025
                                                                     -----------
                                                                      15,226,082
                                                                     -----------
BEVERAGES (0.13%)
Boston Beer Co. Inc. Class A (a)                             1,352        27,229
Coca-Cola Bottling Co. Consolidated                            639        36,992
Farmer Brothers Co.                                            810        21,732
Hansen Natural Corp. (a)                                     1,707        43,238
National Beverage Corp.                                        109         1,082
Peet's Coffee & Tea Inc. (a)                                 2,362        59,026
Robert Mondavi Corp. (The) Class A (a)                       1,666        61,675
                                                                     -----------
                                                                         250,974
                                                                     -----------
BIOTECHNOLOGY (1.87%)
Aksys Ltd. (a)                                               5,614        32,730
Alexion Pharmaceuticals Inc. (a)                             4,368        81,245
Applera Corp. - Celera Genomics Group (a)                   13,258       152,600
ARIAD Pharmaceuticals Inc. (a)                               8,994        67,365
Avant Immunotherapeutics Inc. (a)                            2,786         7,411
Axonyx Inc. (a)                                             11,992        62,838
Barrier Therapeutics, Inc. (a)                                 205         2,874
Bio-Rad Laboratories Inc. Class A (a)                        3,161       186,056
Cambrex Corp.                                                4,409       111,239
CancerVax Corp. (a)                                          1,493        11,362
Cell Genesys Inc. (a)                                        7,748        80,502
Ciphergen Biosystems Inc. (a)                                4,086        29,910
Corgentech, Inc. (a)                                         1,204        19,408
CuraGen Corp. (a)                                            8,753        52,606

                See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
COMMON STOCKS (Cont.)

BIOTECHNOLOGY (Cont.)
Curis Inc. (a)                                                4,306   $   19,033
CYTOGEN Corp. (a)                                             2,734       43,471
Cytokinetics, Inc. (a)                                          979       14,538
deCODE genetics Inc. (a)                                      8,873       75,420
Digene Corp. (a)                                              2,712       99,069
Diversa Corp. (a)                                             4,030       40,824
Encysive Pharmaceuticals Inc. (a)                             9,876       83,946
Enzo Biochem Inc. (a)                                         4,726       70,890
Enzon Pharmaceuticals Inc. (a)                                8,171      104,262
Exelixis Inc. (a)                                            10,967      110,657
Genaera Corporation (a)                                      12,483       52,429
Genencor International Inc. (a)                               1,115       18,253
Geron Corp. (a)                                               7,814       63,215
GTx, Inc. (a)                                                 1,171       12,190
Human Genome Sciences Inc. (a)                               23,577      274,201
Illumina Inc. (a)                                             4,151       26,359
Immunogen Inc. (a)                                            7,655       46,772
Immunomedics Inc. (a)                                         8,896       43,324
Incyte Corp. (a)                                             13,604      103,935
Integra LifeSciences Holdings Corp. (a)                       3,785      133,497
InterMune Inc. (a)                                            5,217       80,446
Keryx Biopharmaceuticals Inc. (a)                             4,067       51,488
Kosan Biosciences Inc. (a)                                    3,992       31,537
Lexicon Genetics Inc. (a)                                    10,816       84,797
Maxim Pharmaceuticals Inc. (a)                                4,591       44,303
Maxygen Inc. (a)                                              4,069       43,009
Myogen, Inc. (a)                                              1,837       14,255
Myriad Genetics Inc. (a)                                      5,310       79,225
Nanogen Inc. (a)                                              5,248       35,267
Neose Technologies Inc. (a)                                   3,538       29,472
Oscient Pharmaceuticals Corp. (a)                            10,332       52,797
Peregrine Pharmaceuticals Inc. (a)                           35,320       51,920
Praecis Pharmaceuticals Inc. (a)                              8,180       31,084
Regeneration Technologies Inc. (a)                            3,996       42,877
Regeneron Pharmaceuticals Inc. (a)                            7,143       75,216
Seattle Genetics Inc. (a)                                     6,728       47,298
Serologicals Corp. (a)                                        4,481       89,575
SuperGen Inc. (a)                                             7,471       48,188
Telik Inc. (a)                                                8,006      191,103
Tercica, Inc. (a)                                               144        1,178
Third Wave Technologies Inc. (a)                              3,928       17,637
Transkaryotic Therapies Inc. (a)                              6,160       92,154
Vertex Pharmaceuticals Inc. (a)                              14,318      155,207
                                                                      ----------
                                                                       3,724,464
                                                                      ----------
BUILDING MATERIALS (0.95%)
Aaon Inc. (a)                                                 1,688       34,103
Apogee Enterprises Inc.                                       3,549       36,910
Comfort Systems USA Inc. (a)                                  5,150       32,908
Drew Industries Inc. (a)                                      1,481       60,277
Eagle Materials Inc.                                          3,421      242,959
ElkCorp                                                       4,046       96,861
Genlyte Group Inc. (The) (a)                                  2,176   $  136,827
Lennox International Inc.                                     8,457      153,072
LSI Industries Inc.                                           1,915       22,023
NCI Building Systems Inc. (a)                                 4,023      130,949
Simpson Manufacturing Co. Inc.                                3,335      187,160
Texas Industries Inc.                                         3,847      158,381
Trex Co. Inc. (a)                                             1,790       67,572
U.S. Concrete Inc. (a)                                        1,004        7,078
Universal Forest Products Inc.                                3,093       99,749
USG Corp. (a)                                                 6,388      112,301
York International Corp.                                      7,511      308,477
                                                                      ----------
                                                                       1,887,607
                                                                      ----------
CHEMICALS (2.51%)
Aceto Corp.                                                   2,611       45,954
Airgas Inc.                                                  10,932      261,384
Albemarle Corp.                                               5,788      183,190
American Vanguard Corp.                                         975       32,887
Arch Chemicals Inc.                                           4,186      120,641
Cabot Microelectronics Corp. (a)                              4,263      130,490
Crompton Corp.                                               19,738      124,349
Cytec Industries Inc.                                         7,066      321,150
Ferro Corp.                                                   7,615      203,168
FMC Corp. (a)                                                 6,608      284,871
Fuller (H.B.) Co.                                             5,771      163,896
Georgia Gulf Corp.                                            5,176      185,611
Grace (W.R.) & Co. (a)                                       10,969       68,008
Great Lakes Chemical Corp.                                    9,222      249,547
Hercules Inc. (a)                                            19,984      243,605
IMC Global Inc.                                              21,048      282,043
Kronos Worldwide Inc.                                           684       23,389
MacDermid Inc.                                                4,906      166,068
Millennium Chemicals Inc. (a)                                11,807      204,497
Minerals Technologies Inc.                                    3,732      216,456
NewMarket Corp. (a)                                           2,810       60,331
NL Industries Inc.                                            1,332       19,314
Octel Corp.                                                   2,213       58,268
Olin Corp.                                                   12,626      222,470
OM Group Inc. (a)                                             5,153      170,101
OMNOVA Solutions Inc. (a)                                     8,284       50,532
PolyOne Corp. (a)                                            16,581      123,363
Quaker Chemical Corp.                                         1,746       48,225
Schulman (A.) Inc.                                            5,985      128,618
Sensient Technologies Corp.                                   8,503      182,644
Spartech Corp.                                                5,034      130,582
Stepan Co.                                                    1,151       30,099
Symyx Technologies Inc. (a)                                   5,350      129,042
Terra Industries Inc. (a)                                     5,427       30,554
Valhi Inc.                                                    4,185       47,583
Wellman Inc.                                                  5,880       47,804
                                                                      ----------
                                                                       4,990,734
                                                                      ----------

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
COMMON STOCKS (Cont.)

COMMERCIAL SERVICES (4.32%)
Aaron Rents Inc.                                              4,478   $  148,401
ABM Industries Inc.                                           7,380      143,689
Administaff Inc. (a)                                          3,830       63,578
Advisory Board Co. (The) (a)                                  3,306      117,694
Albany Molecular Research Inc. (a)                            4,951       64,016
Alderwoods Group Inc. (a)                                     6,945       84,729
AMN Healthcare Services Inc. (a)                              3,095       47,323
Answerthink Inc. (a)                                          6,725       38,534
Arbitron Inc. (a)                                             5,717      208,785
Banta Corp.                                                   4,523      200,866
Bowne & Co. Inc.                                              6,722      106,544
Bright Horizons Family Solutions Inc. (a)                     2,389      128,074
CDI Corp.                                                     2,648       91,621
Central Parking Corp.                                         3,798       70,985
Century Business Services Inc. (a)                           11,093       48,365
Charles River Associates Inc. (a)                             1,971       61,002
Chemed Corp.                                                  2,417      117,224
Clark Inc. (a)                                                3,238       60,065
Coinstar Inc. (a)                                             4,228       92,889
Consolidated Graphics Inc. (a)                                2,396      105,544
Cornell Companies Inc. (a)                                    2,538       34,517
Corrections Corp. of America (a)                              6,460      255,105
CorVel Corp. (a)                                              1,015       28,775
CoStar Group Inc. (a)                                         3,064      140,730
Cross Country Healthcare Inc. (a)                             3,930       71,329
DiamondCluster International Inc. Class A (a)                 3,715       32,283
Dollar Thrifty Automotive Group Inc. (a)                      4,597      126,142
Electro Rent Corp.                                            1,915       20,050
Euronet Worldwide Inc. (a)                                    4,232       97,886
Exponent Inc. (a)                                               841       22,598
Exult Inc. (a)                                                7,236       38,930
First Advantage Corp. Class A (a)                               601       11,359
First Health Group Corp. (a)                                 16,643      259,797
Forrester Research Inc. (a)                                   2,813       52,462
FTI Consulting Inc. (a)                                       7,793      128,584
Gartner Inc. Class A (a)                                     12,451      164,602
Geo Group Inc. (The) (a)                                      2,360       48,144
Gevity HR Inc.                                                4,250      111,307
Healthcare Services Group Inc.                                2,380       36,414
Heidrick & Struggles International Inc. (a)                   3,341       99,161
Hooper Holmes Inc.                                            9,161       52,584
Hudson Highland Group Inc. (a)                                2,191       67,176
Insurance Auto Auctions Inc. (a)                              1,809       30,753
Integrated Electrical Services Inc. (a)                       6,128       49,330
Interactive Data Corp. (a)                                    5,810      101,210
Intersections, Inc. (a)                                         840       20,152
iPayment Holdings Inc. (a)                                    2,101       86,141
Kelly Services Inc. Class A                                   3,166       94,347
Kforce Inc. (a)                                               3,139       29,632
Korn/Ferry International (a)                                  6,331      122,631
Kroll Inc. (a)                                                6,500      239,720
Labor Ready Inc. (a)                                          7,980   $  123,690
Landauer Inc.                                                 1,980       88,427
Learning Tree International Inc. (a)                          1,775       25,755
LECG Corp. (a)                                                1,658       28,700
Magellan Health Services, Inc. (a)                            4,892      163,637
MAXIMUS Inc. (a)                                              3,373      119,607
McGrath RentCorp                                              1,042       38,502
Medical Staffing Network Holdings Inc. (a)                    2,709       17,446
MemberWorks Inc. (a)                                          1,469       43,512
Midas Inc. (a)                                                3,139       54,619
Monro Muffler Brake Inc. (a)                                  1,676       40,660
MPS Group Inc. (a)                                           19,100      231,492
National Processing Inc. (a)                                  1,903       54,711
Navigant Consulting Co. (a)                                   8,391      179,903
NCO Group Inc. (a)                                            4,786      127,738
Neurogen Corp. (a)                                            3,280       24,534
PAREXEL International Corp. (a)                               5,068      100,346
PDI Inc. (a)                                                  1,739       52,744
Pre-Paid Legal Services Inc. (a)                              3,066       73,063
PRG-Schultz International Inc. (a)                            8,307       45,439
Princeton Review Inc. (The) (a)                               1,943       14,709
ProxyMed Inc. (a)                                             1,289       21,733
Quanta Services Inc. (a)                                     13,061       81,239
Rent-Way Inc. (a)                                             4,326       38,934
Resources Connection Inc. (a)                                 4,372      170,989
Rewards Network Inc. (a)                                      6,259       56,331
Rollins Inc.                                                  3,794       87,300
SFBC International Inc. (a)                                   2,314       72,498
Sotheby's Holdings Inc. Class A (a)                           8,997      143,592
Source Interlink Companies Inc. (a)                           3,185       35,417
SOURCECORP Inc. (a)                                           2,870       78,982
Spherion Corp. (a)                                           11,148      113,041
StarTek Inc.                                                  2,221       79,512
Stewart Enterprises Inc. Class A (a)                         19,513      158,836
Strayer Education Inc.                                        2,530      282,272
TeleTech Holdings Inc. (a)                                    6,419       56,295
TNS, Inc. (a)                                                   643       14,017
United Rentals Inc. (a)                                       9,475      169,508
Universal Technical Institute Inc. (a)                        2,594      103,682
Valassis Communications Inc. (a)                              9,468      288,490
Volt Information Sciences Inc. (a)                            1,869       58,892
Watson Wyatt & Co. Holdings                                   5,852      155,956
                                                                      ----------
                                                                       8,590,529
                                                                      ----------
COMPUTERS (3.20%)
ActivCard Corp. (a)                                           7,039       51,103
Advanced Digital Information Corp. (a)                       12,117      117,535
Agilysys Inc.                                                 5,115       70,536
Ansoft Corp. (a)                                              1,288       19,655
Anteon International Corp. (a)                                4,898      159,773
BISYS Group Inc. (The) (a)                                   21,873      307,534

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
COMMON STOCKS (Cont.)

COMPUTERS (Cont.)
Blue Coat Systems Inc. (a)                                    1,774   $   59,411
Brocade Communications Systems Inc. (a)                      47,140      281,897
CACI International Inc. Class A (a)                           5,295      214,130
Carreker Corp. (a)                                            3,068       30,741
Catapult Communications Corp. (a)                             1,439       33,097
CIBER Inc. (a)                                                9,326       76,660
Compucom Systems Inc. (a)                                     4,061       18,437
Covansys Corp. (a)                                            2,920       30,164
Cray Inc. (a)                                                13,533       89,588
CyberGuard Corp. (a)                                          1,974       16,108
CyberSource Corp. (a)                                         5,179       43,296
Digimarc Corp. (a)                                            2,669       35,631
DigitalNet Holdings Inc. (a)                                  1,019       20,716
Dot Hill Systems Corp. (a)                                    7,653       85,790
Drexler Technology Corp. (a)                                  2,049       27,313
Echelon Corp. (a)                                             5,414       60,583
Electronics For Imaging Inc. (a)                              9,738      275,196
Equinix Inc. (a)                                              1,943       65,945
FactSet Research Systems Inc.                                 3,701      174,946
Gateway Inc. (a)                                             40,469      182,110
Hutchinson Technology Inc. (a)                                4,646      114,245
iGATE Corp. (a)                                               2,459        9,787
Imation Corp.                                                 6,443      274,536
InFocus Corp. (a)                                             7,614       64,719
Intergraph Corp. (a)                                          6,636      171,607
Internap Network Services Corp. (a)                          51,229       61,987
InterVoice-Brite Inc. (a)                                     6,790       77,881
Iomega Corp.                                                 11,671       65,124
Komag Inc. (a)                                                5,087       71,065
Kronos Inc. (a)                                               5,643      232,492
Lexar Media Inc. (a)                                         11,702       78,169
Magma Design Automation Inc. (a)                              4,582       88,112
Manhattan Associates Inc. (a)                                 5,484      169,346
Marimba Inc. (a)                                              4,053       32,951
McDATA Corp. Class A (a)                                     18,017       96,931
Mentor Graphics Corp. (a)                                    12,729      196,918
Mercury Computer Systems Inc. (a)                             4,370      108,376
Merge Technologies Inc. (a)                                   2,175       31,820
MICROS Systems Inc. (a)                                       3,461      166,024
Mobility Electronics Inc. (a)                                 4,517       38,033
MTS Systems Corp.                                             4,023       94,339
NetScout Systems Inc. (a)                                     3,641       23,994
Overland Storage Inc. (a)                                     2,491       33,105
PalmOne Inc. (a)                                              7,596      264,113
PEC Solutions Inc. (a)                                        2,174       25,936
Perot Systems Corp. Class A (a)                              13,816      183,338
Quantum Corp. (a)                                            31,530       97,743
RadiSys Corp. (a)                                             3,522       65,404
SI International, Inc. (a)                                    1,237       25,222
Silicon Graphics Inc. (a)                                    37,251       81,952
Silicon Storage Technology Inc. (a)                          14,753      151,956
SimpleTech Inc. (a)                                              17           58
SRA International Inc. Class A (a)                            2,395   $  101,356
Stratasys Inc. (a)                                            1,653       40,928
Sykes Enterprises Inc. (a)                                    3,711       28,055
Synaptics Inc. (a)                                            4,021       77,002
Syntel Inc.                                                     885       14,647
TALX Corp.                                                    2,726       66,596
Tier Technologies Inc. Class B (a)                            2,766       26,941
TransAct Technologies Inc. (a)                                2,085       65,928
Tumbleweed Communications Corp. (a)                           7,313       31,153
Tyler Technologies Inc. (a)                                   7,590       71,801
Ultimate Software Group Inc. (a)                              2,715       27,421
Xybernaut Corp. (a)                                          39,089       65,279
                                                                      ----------
                                                                       6,362,285
                                                                      ----------
COSMETICS & PERSONAL CARE (0.13%)
Chattem Inc. (a)                                              2,873       82,944
Del Laboratories Inc. (a)                                       882       27,360
Elizabeth Arden Inc. (a)                                      3,739       78,669
Inter Parfums Inc.                                              867       18,077
Revlon Inc. Class A (a)                                      17,056       50,315
                                                                      ----------
                                                                         257,365
                                                                      ----------
DISTRIBUTION & WHOLESALE (0.74%)
Advanced Marketing Services Inc.                              3,128       40,382
Aviall Inc. (a)                                               6,330      120,333
Brightpoint Inc. (a)                                          3,368       46,310
Building Materials Holdings Corp.                             2,087       39,507
Central European Distribution Corp. (a)                       1,958       50,719
Handleman Co.                                                 4,493      104,058
LKQ Corp. (a)                                                 2,439       45,195
NuCo2 Inc. (a)                                                  738       14,539
Owens & Minor Inc.                                            7,136      184,822
ScanSource Inc. (a)                                           2,211      131,378
SCP Pool Corp.                                                6,460      290,700
United Stationers Inc. (a)                                    6,152      244,357
Watsco Inc.                                                   3,849      108,041
WESCO International Inc. (a)                                  3,388       62,339
                                                                      ----------
                                                                       1,482,680
                                                                      ----------
DIVERSIFIED FINANCIAL SERVICES (1.31%)
Accredited Home Lenders Holding Co. (a)                       2,861       80,537
Advanta Corp. Class B                                         3,724       85,354
Affiliated Managers Group Inc. (a)                            4,426      222,938
Asset Acceptance Capital Corp. (a)                              472        8,024
Asta Funding, Inc.                                            1,343       23,368
BKF Capital Group Inc.                                        1,451       42,152
Capital Southwest Corp.                                          71        5,611
Capital Trust Inc. Class A                                      792       21,162
CharterMac                                                    8,059      158,440
CompuCredit Corp. (a)                                         3,166       54,772
Credit Acceptance Corp. (a)                                   1,306       19,681

                 See accompanying notes to financial statements.

                      RUSSELL 2000 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
COMMON STOCKS (Cont.)

DIVERSIFIED FINANCIAL SERVICES (Cont.)
Education Lending Group, Inc. (a)                             1,750   $   31,062
Encore Capital Group, Inc. (a)                                2,070       27,345
eSpeed, Inc. (a)                                              4,901       86,503
Federal Agricultural Mortgage Corp. (a)                       1,591       38,073
Financial Federal Corp. (a)                                   3,216      113,396
First Cash Inc. (a)                                           2,076       44,177
Gabelli Asset Management Inc. Class A                         1,591       67,617
Greenhill & Co., Inc. (a)                                       330        6,900
Greg Manning Auctions Inc. (a)                                1,309       20,028
Harris & Harris Group Inc. (a)                                2,254       27,566
Investment Technology Group Inc. (a)                          8,479      108,446
Knight Trading Group Inc. (a)                                21,084      211,262
LaBranche & Co. Inc.                                          8,340       70,223
Marlin Business Services Corp. (a)                              462        6,944
Metris Companies Inc. (a)                                     6,178       53,687
National Financial Partners Corp.                             6,065      213,913
Nelnet Inc. Class A (a)                                       1,154       20,483
New Century Financial Corp.                                   5,161      241,638
Piper Jaffray Companies Inc. (a)                              3,605      163,054
Portfolio Recovery Associates Inc. (a)                        2,689       74,136
Sanders Morris Harris Group Inc.                                619        9,130
Saxon Capital Inc. (a)                                        5,277      120,474
Stifel Financial Corp. (a)                                      849       23,093
SWS Group Inc.                                                2,946       45,074
World Acceptance Corp. (a)                                    2,991       54,825
                                                                      ----------
                                                                       2,601,088
                                                                      ----------
ELECTRIC (1.51%)
Aquila Inc. (a)                                              35,172      125,212
Avista Corp.                                                  8,792      161,949
Black Hills Corp.                                             5,891      185,566
Calpine Corp. (a)                                            75,608      326,627
Central Vermont Public Service Corp.                          2,696       55,241
CH Energy Group Inc.                                          3,226      149,815
Cleco Corp.                                                   8,642      155,383
CMS Energy Corp. (a)                                         29,721      271,353
Duquesne Light Holdings Inc.                                 13,845      267,347
El Paso Electric Co. (a)                                      8,643      133,448
Empire District Electric Co. (The)                            5,207      104,713
IDACORP Inc.                                                  6,939      187,353
MGE Energy Inc.                                               2,706       88,297
Otter Tail Corp.                                              4,442      119,312
PNM Resources Inc.                                           10,977      227,992
Sierra Pacific Resources (a)                                 21,310      164,300
UIL Holdings Corp.                                            2,633      128,201
UniSource Energy Corp.                                        6,205      154,194
                                                                      ----------
                                                                       3,006,303
                                                                      ----------
ELECTRICAL COMPONENTS & EQUIPMENT (0.82%)
Advanced Energy Industries Inc. (a)                           4,064       63,886
Artesyn Technologies Inc. (a)                                 6,424       57,816
Belden Inc.                                                   4,816      103,207
C&D Technologies Inc.                                         4,476   $   79,807
Capstone Turbine Corp. (a)                                    1,518        3,304
Cherokee International Corp. (a)                              1,121       12,791
Encore Wire Corp. (a)                                         2,004       55,250
Energy Conversion Devices Inc. (a)                            3,983       44,849
General Cable Corp. (a)                                       6,998       59,833
GrafTech International Ltd. (a)                              17,672      184,849
Intermagnetics General Corp. (a)                              3,400      115,702
Littelfuse Inc. (a)                                           4,010      170,064
Magnetek Inc. (a)                                             3,491       29,115
Medis Technologies Ltd. (a)                                   2,701       43,810
Powell Industries Inc. (a)                                      601       10,265
Power-One Inc. (a)                                           12,088      132,726
Rayovac Corp. (a)                                             6,259      175,878
Universal Display Corp. (a)                                   4,129       44,345
Valence Technology Inc. (a)                                  16,747       57,442
Vicor Corp. (a)                                               3,808       69,572
Wilson Greatbatch Technologies Inc. (a)                       3,865      108,027
                                                                      ----------
                                                                       1,622,538
                                                                      ----------
ELECTRONICS (2.92%)
ADE Corp. (a)                                                 1,422       30,729
American Superconductor Corp. (a)                             3,859       50,476
Analogic Corp.                                                1,860       78,920
Bei Technologies Inc.                                         2,317       65,594
Bel Fuse Inc. Class B                                         2,006       83,650
Benchmark Electronics Inc. (a)                                7,459      217,057
Brady Corp. Class A                                           3,304      152,314
Checkpoint Systems Inc. (a)                                   7,172      128,594
Coherent Inc. (a)                                             5,486      163,757
CTS Corp.                                                     7,233       87,230
Cubic Corp.                                                   2,926       61,241
Cymer Inc. (a)                                                6,679      250,062
Daktronics Inc. (a)                                           2,798       69,810
DDi Corp. (a)                                                 4,050       33,331
Dionex Corp. (a)                                              3,373      186,088
Electro Scientific Industries Inc. (a)                        5,674      160,631
Excel Technology Inc. (a)                                     1,973       65,602
FEI Co. (a)                                                   4,838      115,677
FSI International Inc. (a)                                    4,430       34,598
Identix Inc. (a)                                             15,512      115,875
II-VI Inc. (a)                                                1,955       59,940
Intevac Inc. (a)                                              2,074       18,396
InVision Technologies Inc. (a)                                3,176      158,482
Itron Inc. (a)                                                4,167       95,591
Keithley Instruments Inc.                                     2,563       56,770
KEMET Corp. (a)                                              15,709      191,964
Maxwell Technologies Inc. (a)                                 1,619       20,885
Measurements Specialties Inc. (a)                             2,098       45,317
Merix Corp. (a)                                               3,187       36,141
Methode Electronics Inc.                                      5,879       76,251
Metrologic Instruments Inc. (a)                               1,826       36,410
MIPS Technologies Inc. Class A (a)                            4,936       30,208

                See accompanying notes to financial statements.

                      RUSSELL 2000 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
COMMON STOCKS (Cont.)

ELECTRONICS (Cont.)
Molecular Devices Corp. (a)                                   2,825   $   50,228
OSI Systems Inc. (a)                                          2,626       52,336
Paradyne Networks Inc. (a)                                    5,242       28,831
Park Electrochemical Corp.                                    3,677       92,844
Paxar Corp. (a)                                               5,694      111,147
Photon Dynamics Inc. (a)                                      3,070      107,665
Planar Systems Inc. (a)                                       3,059       40,960
Plexus Corp. (a)                                              7,814      105,489
PLX Technology Inc. (a)                                       3,664       63,241
RAE Systems, Inc. (a)                                         5,542       29,927
Rofin-Sinar Technologies Inc. (a)                             2,591       65,785
Rogers Corp. (a)                                              3,011      210,469
SBS Technologies Inc. (a)                                     3,085       49,576
Sonic Solutions Inc. (a)                                      3,263       69,339
Spatialight, Inc. (a)                                         7,329       44,340
Stoneridge Inc. (a)                                           2,648       45,016
Sypris Solutions Inc.                                         1,362       26,137
Taser International Inc. (a)                                  4,328      187,532
Technitrol Inc. (a)                                           7,331      160,549
Thomas & Betts Corp.                                         10,677      290,735
Trimble Navigation Ltd. (a)                                   9,206      255,835
TTM Technologies Inc. (a)                                     6,898       81,741
Ultralife Batteries Inc. (a)                                  2,382       46,116
Varian Inc. (a)                                               6,301      265,587
Viisage Technology Inc. (a)                                   3,734       32,560
Watts Industries Inc. Class A                                 3,835      103,353
Woodhead Industries Inc.                                      1,151       17,794
Woodward Governor Co.                                         1,551      111,843
X-Rite Inc.                                                   3,832       55,717
Zygo Corp. (a)                                                3,164       35,405
                                                                      ----------
                                                                       5,815,688
                                                                      ----------
ENERGY - ALTERNATE SOURCES (0.19%)
FuelCell Energy Inc. (a)                                      8,003       93,475
Headwaters Inc. (a)                                           6,207      160,948
KFx Inc. (a)                                                  7,627       58,118
Plug Power Inc. (a)                                           7,875       58,905
                                                                      ----------
                                                                         371,446
                                                                      ----------
ENERGY & RELATED (0.03%)
Edge Petroleum Corp. (a)                                      2,134       36,278
Syntroleum Corp. (a)                                          4,350       28,797
                                                                      ----------
                                                                          65,075
                                                                      ----------
ENGINEERING & CONSTRUCTION (0.52%)
Dycom Industries Inc. (a)                                     8,814      246,792
EMCOR Group Inc. (a)                                          2,740      120,505
Granite Construction Inc.                                     6,497      118,440
Infrasource Services, Inc. (a)                                  553        6,780
Insituform Technologies Inc. Class A (a)                      4,270       69,473
Perini Corp. (a)                                              3,458       36,897
Shaw Group Inc. (The) (a)                                    11,450      115,988
URS Corp. (a)                                                 5,699   $  156,153
Washington Group International Inc. (a)                       4,582      164,448
                                                                      ----------
                                                                       1,035,476
                                                                      ----------
ENTERTAINMENT (1.06%)
Alliance Gaming Corp. (a)                                     9,345      160,360
AMC Entertainment Inc. (a)                                    6,431       98,844
Argosy Gaming Co. (a)                                         4,737      178,111
Carmike Cinemas Inc. (a)                                      1,533       60,477
Churchill Downs Inc.                                            798       32,479
Dover Downs Gaming & Entertainment Inc.                       1,663       18,709
Dover Motorsports Inc.                                        5,633       22,532
Empire Resorts Inc. (a)                                       3,003       42,192
Gaylord Entertainment Co. (a)                                 5,541      173,932
Isle of Capri Casinos Inc. (a)                                2,909       50,762
Macrovision Corp. (a)                                         8,960      224,269
Magna Entertainment Corp. Class A (a)                         4,557       26,886
Nevada Gold & Casinos, Inc. (a)                                 889       11,957
Penn National Gaming Inc. (a)                                 5,817      193,124
Pinnacle Entertainment Inc. (a)                               6,431       81,095
Scientific Games Corp. Class A (a)                           10,079      192,912
Shuffle Master Inc. (a)                                       4,216      153,083
Six Flags Inc. (a)                                           17,188      124,785
Speedway Motorsports Inc.                                     2,914       97,444
Steinway Musical Instruments Inc. (a)                         1,455       51,056
Sunterra Corp. (a)                                            3,387       42,676
Vail Resorts Inc. (a)                                         3,693       70,758
                                                                      ----------
                                                                       2,108,443
                                                                      ----------
ENVIRONMENTAL CONTROL (0.49%)
BHA Group Inc.                                                1,007       38,115
Calgon Carbon Corp.                                           5,956       39,905
Casella Waste Systems Inc. Class A (a)                        3,204       42,133
Darling International Inc. (a)                                9,051       38,014
Duratek Inc. (a)                                              1,236       18,676
IMCO Recycling Inc. (a)                                       2,342       30,961
Ionics Inc. (a)                                               4,550      128,537
Layne Christensen Co. (a)                                     1,555       25,735
Metal Management, Inc. (a)                                    2,969       58,816
Mine Safety Appliances Co.                                    3,324      112,019
Tetra Tech Inc. (a)                                          10,157      165,762
TRC Companies Inc. (a)                                        2,324       38,764
Waste Connections Inc. (a)                                    7,960      236,094
                                                                      ----------
                                                                         973,531
                                                                      ----------
FOOD (1.22%)
American Italian Pasta Co. Class A                            2,868       87,417
Arden Group Inc. Class A                                        193       17,297
Cal-Maine Foods, Inc.                                         2,259       31,626
Chiquita Brands International Inc. (a)                        7,403      154,871
Corn Products International Inc.                              6,626      308,440

                See accompanying notes to financial statements.

                      RUSSELL 2000 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
COMMON STOCKS  (Cont.)

FOOD  (Cont.)
Flowers Foods Inc.                                            6,456   $  168,824
Great Atlantic & Pacific Tea Co. (a)                          3,371       25,822
Hain Celestial Group Inc. (a)                                 4,399       79,622
Ingles Markets Inc. Class A                                   2,105       23,513
Interstate Bakeries Corp.                                     8,387       90,999
J&J Snack Foods Corp. (a)                                       883       36,053
Lance Inc.                                                    4,517       69,562
M&F Worldwide Corp. (a)                                       1,896       25,975
MGP Ingredients, Inc.                                           741       28,669
Nash Finch Co.                                                2,279       57,043
Pathmark Stores Inc. (a)                                      4,589       34,968
Performance Food Group Co. (a)                                8,423      223,546
Provide Commerce, Inc. (a)                                      400        7,884
Ralcorp Holdings Inc. (a)                                     5,311      186,947
Riviana Foods Inc.                                              406       10,625
Ruddick Corp.                                                 6,564      147,362
Sanderson Farms Inc.                                          1,880      100,806
Sanfilippo (John B.) & Son Inc. (a)                           1,121       29,953
Seaboard Corp.                                                   49       24,400
United Natural Foods Inc. (a)                                 7,196      208,036
Weis Markets Inc.                                             2,365       82,893
Wild Oats Markets Inc. (a)                                    5,526       77,751
Winn-Dixie Stores Inc.                                       11,967       86,162
                                                                      ----------
                                                                       2,427,066
                                                                      ----------
FOREST PRODUCTS & PAPER (0.51%)
Buckeye Technologies Inc. (a)                                 5,009       57,603
Caraustar Industries Inc. (a)                                 4,596       64,850
Deltic Timber Corp.                                           2,230       85,632
Glatfelter Co.                                                5,047       71,062
Longview Fibre Co. (a)                                        9,797      144,310
Pope & Talbot Inc.                                            3,376       66,744
Potlatch Corp.                                                5,354      222,941
Rock-Tenn Co. Class A                                         4,975       84,326
Schweitzer-Mauduit International Inc.                         3,150       96,484
Wausau-Mosinee Paper Corp.                                    7,369      127,484
                                                                      ----------
                                                                       1,021,436
                                                                      ----------
GAS (1.39%)
Atmos Energy Corp.                                            9,508      243,405
Cascade Natural Gas Corp.                                     2,369       52,284
Energen Corp.                                                 6,605      316,974
EnergySouth Inc.                                                487       19,490
Laclede Group Inc. (The)                                      4,106      112,545
New Jersey Resources Corp.                                    5,007      208,191
Nicor Inc.                                                    7,624      258,987
Northwest Natural Gas Co.                                     4,961      151,310
NUI Corp.                                                     3,800       55,480
Peoples Energy Corp.                                          6,822      287,547
Piedmont Natural Gas Co.                                      6,917      295,356
South Jersey Industries Inc.                                  3,225      141,900
Southern Union Co. (a)                                       10,752      226,652
Southwest Gas Corp.                                           6,302   $  152,067
WGL Holdings Inc.                                             8,841      253,914
                                                                      ----------
                                                                       2,776,102
                                                                      ----------
HAND & MACHINE TOOLS (0.44%)
Baldor Electric Co.                                           6,100      142,435
Franklin Electric Co. Inc.                                    1,904       71,895
Kennametal Inc.                                               6,627      303,517
Lincoln Electric Holding Inc.                                 6,108      208,222
Milacron Inc. (a)                                             8,406       33,624
Regal-Beloit Corp.                                            4,927      109,675
                                                                      ----------
                                                                         869,368
                                                                      ----------
HEALTH CARE (0.37%)
Abaxis Inc. (a)                                               3,098       58,800
ABIOMED Inc. (a)                                              2,406       30,267
America Service Group Inc. (a)                                1,298       45,105
Cyberoptics Corp. (a)                                         1,471       38,217
Endocardial Solutions Inc. (a)                                3,269       33,834
FARO Technologies Inc. (a)                                    1,982       50,878
Flanders Corp. (a)                                            1,784       14,754
Genelabs Technologies Inc. (a)                                6,155       14,218
I-Flow Corp. (a)                                              2,748       32,591
LCA-Vision Inc. (a)                                           1,893       55,143
LeCroy Corp. (a)                                                619       11,148
LifeCell Corp. (a)                                            5,084       57,398
MedCath Corp. (a)                                             1,084       21,680
MedSource Technologies Inc. (a)                               3,203       22,741
Microtek Medical Holdings Inc. (a)                            4,633       23,721
Microvision Inc. (a)                                          3,130       26,292
Palomar Medical Technologies Inc. (a)                         2,220       37,274
Psychiatric Solutions Inc. (a)                                1,890       47,118
Res-Care Inc. (a)                                             1,975       25,082
Sonic Innovations Inc. (a)                                    1,765       10,025
ThermoGenesis Corp. (a)                                      10,510       49,712
Urologix Inc. (a)                                             2,527       39,017
                                                                      ----------
                                                                         745,015
                                                                      ----------
HEALTH CARE-PRODUCTS (3.36%)
Advanced Medical Optics Inc. (a)                              5,359      228,133
Advanced Neuromodulation Systems Inc. (a)                     3,562      116,834
Align Technology Inc. (a)                                     9,653      183,407
American Medical Systems Holdings Inc. (a)                    4,545      153,166
Animas Corp. (a)                                                790       14,733
Arrow International Inc.                                      4,035      120,727
ArthroCare Corp. (a)                                          3,915      113,848
Aspect Medical Systems Inc. (a)                               2,335       43,127
BioLase Technology Inc. (a)                                   3,886       52,306
Biosite Inc. (a)                                              2,295      103,091
Bioveris Corp. (a)                                            3,721       30,959

                See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                             Shares     Value
                                                             ------   ----------
COMMON STOCKS (Cont.)

HEALTH CARE-PRODUCTS (Cont.)
Bruker BioSciences Corp. (a)                                  1,600   $    7,792
Candela Corp. (a)                                             3,458       33,888
Cardiac Science Inc. (a)                                     10,598       25,965
CardioDynamics International Corp. (a)                        5,343       26,982
Cepheid Inc. (a)                                              7,474       86,250
Closure Medical Corp. (a)                                     1,426       35,807
Conceptus Inc. (a)                                            4,829       54,326
CONMED Corp. (a)                                              5,569      152,591
CTI Molecular Imaging Inc. (a)                                4,931       69,922
Cyberonics Inc. (a)                                           3,868      129,036
Datascope Corp.                                               1,800       71,442
Diagnostic Products Corp.                                     4,114      180,769
DJ Orthopedics Inc. (a)                                       3,180       73,140
Encore Medical Corp. (a)                                      3,743       23,581
Epix Medical Inc. (a)                                         4,435       93,578
Exactech Inc. (a)                                               734       15,928
E-Z-Em, Inc.                                                    774       14,226
Haemonetics Corp. (a)                                         3,252       96,422
Hanger Orthopedic Group Inc. (a)                              4,101       48,064
Hologic Inc. (a)                                              4,010       93,232
ICU Medical Inc. (a)                                          2,081       69,776
Immucor Inc. (a)                                              3,682      119,849
Immunicon Corp. (a)                                             497        3,906
Intuitive Surgical Inc. (a)                                   6,116      116,204
Invacare Corp.                                                4,716      210,900
Inverness Medical Innovations Inc. (a)                        2,402       52,604
IVAX Diagnostics, Inc. (a)                                      254        1,626
Kensey Nash Corp. (a)                                         1,808       62,376
Kyphon Inc. (a)                                               4,211      118,666
Laserscope (a)                                                3,407       93,863
Lifeline Systems Inc. (a)                                     1,555       36,791
Luminex Corp. (a)                                             4,583       46,105
Medical Action Industries Inc. (a)                            1,328       24,435
Mentor Corp.                                                  7,956      272,811
Merit Medical Systems Inc. (a)                                4,063       64,724
NuVasive, Inc. (a)                                              342        3,731
Oakley Inc.                                                   4,885       63,212
Ocular Sciences Inc. (a)                                      3,513      133,494
OraSure Technologies Inc. (a)                                 6,925       67,380
Orthologic Corp. (a)                                          6,392       55,419
Orthovita, Inc. (a)                                           3,284       16,880
Palatin Technologies Inc. (a)                                12,171       51,240
PolyMedica Corp.                                              4,363      135,428
Possis Medical Inc. (a)                                       3,210      109,621
PSS World Medical Inc. (a)                                   13,006      145,667
Quidel Corp. (a)                                              5,255       30,952
Sola International Inc. (a)                                   5,753       99,124
SonoSite Inc. (a)                                             2,896       69,243
Steris Corp. (a)                                             12,688      286,241
SurModics Inc. (a)                                            2,886       71,111
Sybron Dental Specialties Inc. (a)                            7,005      209,099
TECHNE Corp. (a)                                              7,469      324,528
Thoratec Corp. (a)                                            9,095       97,589
TriPath Imaging Inc. (a)                                      4,832   $   45,469
Ventana Medical Systems Inc. (a)                              2,547      121,059
Viasys Healthcare Inc. (a)                                    6,172      129,057
VISX Inc. (a)                                                 8,853      236,552
Vital Sign Inc.                                                 764       22,187
West Pharmaceutical Services Inc.                             2,524      106,765
Wright Medical Group Inc. (a)                                 4,827      171,841
Young Innovations Inc.                                          797       20,244
Zila, Inc. (a)                                                4,042       19,846
Zoll Medical Corp. (a)                                        1,707       59,882
                                                                      ----------
                                                                       6,690,769
                                                                      ----------
HEALTH CARE-SERVICES (1.98%)
Alliance Imaging Inc. (a)                                     4,642       21,214
Amedisys Inc. (a)                                             1,932       63,833
American Healthways Inc. (a)                                  5,033      133,978
American Medical Security Group Inc. (a)                      2,568       69,978
AMERIGROUP Corp. (a)                                          4,497      221,252
AmSurg Corp. (a)                                              5,146      129,319
Apria Healthcare Group Inc. (a)                               9,067      260,223
Beverly Enterprises Inc. (a)                                 19,489      167,605
Centene Corp. (a)                                             3,873      149,304
Genesis HealthCare Corp. (a)                                  3,418       99,259
Gentiva Health Services Inc. (a)                              4,111       66,845
Inveresk Research Group Inc. (a)                              5,558      171,409
Kindred Healthcare Inc. (a)                                   4,692      123,634
LabOne Inc. (a)                                               2,675       85,011
LifePoint Hospitals Inc. (a)                                  6,946      258,530
Matria Healthcare Inc. (a)                                    2,089       52,371
Molina Healthcare, Inc. (a)                                   1,628       62,157
National Healthcare Corp.                                     1,573       44,060
Odyssey Healthcare Inc. (a)                                   6,385      120,166
Option Care Inc.                                              2,299       35,083
Orthodontic Centers of America Inc. (a)                       8,686       71,138
Pediatrix Medical Group Inc. (a)                              4,451      310,902
Province Healthcare Co. (a)                                   8,759      150,217
RehabCare Group Inc. (a)                                      3,047       81,142
Select Medical Corp.                                         16,724      224,436
Sierra Health Services Inc. (a)                               4,179      186,801
Specialty Laboratories Inc. (a)                               1,407       12,607
Sunrise Senior Living Inc. (a)                                2,923      114,406
Symbion, Inc. (a)                                             1,247       21,773
United Surgical Partners International Inc. (a)               5,109      201,652
US Oncology Inc. (a)                                         12,727      187,341
VistaCare Inc. Class A (a)                                    2,371       43,982
                                                                      ----------
                                                                       3,941,628
                                                                      ----------
HOLDING COMPANIES - DIVERSIFIED (0.10%)
Resource America Inc. Class A                                 2,693       63,555
Terremark Worldwide Inc. (a)                                 71,585       60,847

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
COMMON STOCKS (Cont.)

HOLDING COMPANIES - DIVERSIFIED (Cont.)
Walter Industries Inc.                                        5,772   $   78,615
                                                                      ----------
                                                                         203,017
                                                                      ----------
HOME BUILDERS (0.90%)
Beazer Homes USA Inc.                                         2,377      238,437
Brookfield Homes Corp.                                        2,937       76,920
Champion Enterprises Inc. (a)                                12,632      115,962
Coachmen Industries Inc.                                      2,800       44,772
Dominion Homes Inc. (a)                                         889       20,536
Fleetwood Enterprises Inc. (a)                                9,203      133,904
Levitt Corp. Class A (a)                                      2,904       74,807
M/I Schottenstein Homes Inc.                                  1,995       80,997
Meritage Corp. (a)                                            1,748      120,262
Monaco Coach Corp.                                            4,934      138,991
Orleans Homebuilders Inc. (a)                                   526       10,136
Palm Harbor Homes Inc. (a)                                    3,305       58,598
Skyline Corp.                                                 1,590       64,633
Technical Olympic USA Inc.                                      802       17,869
Thor Industries Inc.                                          6,506      217,691
WCI Communities Inc. (a)                                      5,818      129,800
William Lyon Homes Inc. (a)                                     824       75,932
Winnebago Industries Inc.                                     4,717      175,850
                                                                      ----------
                                                                       1,796,097
                                                                      ----------
HOME FURNISHINGS (0.56%)
American Woodmark Corp.                                       1,135       67,930
Applica Inc. (a)                                              3,794       33,767
Bassett Furniture Industries Inc.                             1,520       33,075
Digital Theater Systems Inc. (a)                              2,872       75,103
Ethan Allen Interiors Inc.                                    5,989      215,065
Furniture Brands International Inc.                           9,464      237,073
Hooker Furniture Corp.                                        2,438       49,174
Kimball International Inc. Class B                            4,070       60,032
La-Z-Boy Inc.                                                 9,556      171,817
Stanley Furniture Co. Inc.                                      994       41,857
Tempur-Pedic International Inc. (a)                           2,644       37,042
TiVo Inc. (a)                                                 6,924       49,091
Universal Electronics Inc. (a)                                2,270       39,793
                                                                      ----------
                                                                       1,110,819
                                                                      ----------
HOUSEHOLD PRODUCTS & WARES (0.87%)
American Greetings Corp. Class A (a)                         11,533      267,335
Blyth Inc.                                                    5,828      201,008
Central Garden & Pet Co. (a)                                  3,144      112,461
CSS Industries Inc.                                           1,571       55,048
Ennis Business Forms Inc.                                     3,325       64,837
Harland (John H.) Co.                                         5,118      150,213
Jarden Corp. (a)                                              4,943      177,899
Lifetime Hoan Corp.                                           1,273       29,012
Playtex Products Inc. (a)                                     5,029       39,327
Russ Berrie & Co. Inc.                                        2,203       42,804
Standard Register Co. (The)                                   2,519       29,976
Tupperware Corp.                                              9,480   $  184,196
Water Pik Technologies Inc. (a)                               1,290       21,362
WD-40 Co.                                                     3,138       93,952
Yankee Candle Co. Inc. (The) (a)                              9,033      264,215
                                                                      ----------
                                                                       1,733,645
                                                                      ----------
HOUSEWARES (0.22%)
Libbey Inc.                                                   2,462       68,345
National Presto Industries Inc.                               1,318       54,341
Toro Co.                                                      4,400      308,308
                                                                      ----------
                                                                         430,994
                                                                      ----------
INSURANCE (2.36%)
Alfa Corp.                                                    4,548       63,672
American Equity Investment Life Holding Co.                   2,850       28,357
American Physicians Capital Inc. (a)                          2,109       48,823
AmerUs Group Co.                                              7,146      295,844
Argonaut Group Inc. (a)                                       4,472       82,419
Baldwin & Lyons Inc. Class B                                  1,018       27,323
Bristol West Holdings, Inc.                                   2,803       50,987
Ceres Group Inc. (a)                                          3,036       18,641
Citizens Inc. (a)                                             4,434       36,359
CNA Surety Corp. (a)                                          2,513       27,517
Commerce Group Inc.                                           4,409      217,672
Crawford & Co. Class B                                        2,762       13,617
Danielson Holding Corp. (a)                                   7,239       50,021
Delphi Financial Group Inc. Class A                           4,488      199,716
Direct General Corp.                                          2,550       82,263
Donegal Group Inc. Class A                                      519       10,401
FBL Financial Group Inc. Class A                              2,731       77,178
First Acceptance Corp. (a)                                      888        6,216
FPIC Insurance Group Inc. (a)                                 1,217       30,048
Great American Financial Resources Inc.                       1,520       24,168
Harleysville Group Inc.                                       5,732      108,048
Hilb, Rogal & Hobbs Co.                                       5,595      199,630
Horace Mann Educators Corp.                                   7,936      138,721
Infinity Property & Casualty Corp.                            3,603      118,899
Kansas City Life Insurance Co.                                1,499       63,093
LandAmerica Financial Group Inc.                              3,612      140,615
Midland Co. (The)                                             1,066       31,607
MONY Group Inc. (The) (a)                                     9,110      285,143
National Western Life Insurance Co. Class A (a)                 190       29,174
Navigators Group Inc. (The) (a)                               1,343       38,799
NYMAGIC Inc.                                                    667       17,609
Ohio Casualty Corp. (a)                                      11,146      224,369
Penn-America Group Inc.                                       1,669       23,366
Philadelphia Consolidated Holding Corp. (a)                   3,239      194,567
Phoenix Companies Inc.                                       17,192      210,602

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
COMMON STOCKS (Cont.)

INSURANCE (Cont.)
PMA Capital Corp. Class A                                     4,711   $   42,399
Presidential Life Corp.                                       3,790       68,296
ProAssurance Corp. (a)                                        4,758      162,295
RLI Corp.                                                     4,070      148,555
Safety Insurance Group Inc.                                   1,309       28,039
Selective Insurance Group Inc.                                5,037      200,876
State Auto Financial Corp.                                    2,225       68,352
Stewart Information Services Corp.                            3,480      117,520
Triad Guaranty Inc. (a)                                       1,657       96,437
21st Century Insurance Group                                  4,182       54,115
U.S.I. Holdings Corp. (a)                                     5,593       88,369
UICI (a)                                                      6,859      163,313
United Fire & Casualty Co.                                    1,249       72,130
Universal American Financial Corp. (a)                        3,486       38,276
Vesta Insurance Group                                         6,253       40,457
Zenith National Insurance Corp.                               2,021       98,221
                                                                      ----------
                                                                       4,703,134
                                                                      ----------
INTERNET (3.30%)
Agile Software Corp. (a)                                      9,146       80,027
Alloy Inc. (a)                                                8,071       49,637
aQuantive, Inc. (a)                                           8,164       80,660
Ariba Inc. (a)                                               46,860       92,783
AsiaInfo Holdings Inc. (a)                                    5,750       30,360
@Road Inc. (a)                                                5,899       45,127
autobytel.com Inc. (a)                                        7,271       66,021
Blue Nile, Inc. (a)                                             533       20,046
CMGI Inc. (a)                                                59,993      116,986
CNET Networks Inc. (a)                                       23,173      256,525
Digital Insight Corp. (a)                                     6,336      131,345
Digital River Inc. (a)                                        5,823      190,004
Digitas Inc. (a)                                              9,199      101,465
DoubleClick Inc. (a)                                         21,972      170,722
Drugstore.com Inc. (a)                                        6,678       23,306
E.piphany Inc. (a)                                           11,519       55,637
EarthLink Inc. (a)                                           25,170      260,509
eCollege.com Inc. (a)                                         3,083       49,328
Entrust Inc. (a)                                              9,819       44,185
eResearch Technology Inc. (a)                                 8,079      226,212
F5 Networks Inc. (a)                                          6,262      165,818
FindWhat.com (a)                                              3,605       83,420
FreeMarkets Inc. (a)                                          6,246       40,724
GSI Commerce Inc. (a)                                         3,136       30,200
Harris Interactive Inc. (a)                                   7,409       49,788
HomeStore Inc. (a)                                           21,783       86,914
InfoSpace Inc. (a)                                            5,828      221,697
INTAC International, Inc. (a)                                 2,363       29,041
Internet Capital Group, Inc. (a)                              8,321       64,405
Internet Security Systems Inc. (a)                            7,471      114,605
Interwoven Inc. (a)                                           8,147       82,285
Ipass, Inc. (a)                                               7,323       77,551
j2 Global Communications Inc. (a)                             3,392       94,298
Keynote Systems Inc. (a)                                      3,227   $   44,371
Kintera, Inc. (a)                                             1,078       11,244
Lionbridge Technologies Inc. (a)                              8,086       61,858
LookSmart Ltd. (a)                                           10,621       23,048
MarketWatch.com Inc. (a)                                      1,987       23,308
MatrixOne Inc. (a)                                            8,375       57,871
Neoforma Inc. (a)                                             1,904       23,115
Net2Phone Inc. (a)                                            5,105       23,126
NetBank Inc.                                                  9,193      100,479
Netegrity Inc. (a)                                            5,748       48,628
NetRatings Inc. (a)                                           2,294       37,369
NIC Inc. (a)                                                  5,480       39,292
1-800 CONTACTS INC. (a)                                       1,353       20,072
1-800-FLOWERS.COM Inc. (a)                                    3,519       28,645
Openwave Systems Inc. (a)                                    12,278      155,931
Opsware Inc. (a)                                              9,811       77,703
Overstock.com Inc. (a)                                        2,060       80,505
PC-Tel Inc. (a)                                               4,215       49,737
Portal Software Inc. (a)                                      5,376       19,515
Priceline.com Inc. (a)                                        4,424      119,138
ProQuest Co. (a)                                              4,715      128,484
RealNetworks Inc. (a)                                        17,716      121,177
Redback Networks Inc. (a)                                     8,206       52,600
RSA Security Inc. (a)                                        11,224      229,755
S1 Corp. (a)                                                 13,840      137,570
Safeguard Scientifics Inc. (a)                               25,632       58,954
Sapient Corp. (a)                                            14,792       88,900
Secure Computing Corp. (a)                                    6,518       75,935
SeeBeyond Technology Corp. (a)                                9,839       37,093
Sohu.com Inc. (a)                                             3,880       77,134
SonicWALL Inc. (a)                                           10,324       88,786
Stamps.com Inc.                                               2,824       28,777
Stellent Inc. (a)                                             3,885       33,178
SupportSoft Inc. (a)                                          6,179       53,634
Travelzoo, Inc. (a)                                           1,289       38,399
TriZetto Group Inc. (The) (a)                                 4,858       32,549
24/7 Real Media, Inc. (a)                                     6,604       37,048
United Online Inc. (a)                                        9,975      175,660
ValueClick Inc. (a)                                          14,368      172,129
Verity Inc. (a)                                               4,985       67,347
Versata Inc. (a)                                                  8           15
Verso Technologies Inc. (a)                                  33,374       58,404
Vignette Corp. (a)                                           58,411       96,962
WatchGuard Technologies Inc. (a)                              6,265       45,233
WebEx Communications Inc. (a)                                 5,517      120,050
webMethods Inc. (a)                                           8,956       76,753
Websense Inc. (a)                                             4,286      159,568
                                                                      ----------
                                                                       6,568,680
                                                                      ----------
INVESTMENT COMPANIES (0.14%)
Apollo Investment Corp. (a)                                  11,267      155,147
Gladstone Capital Corp.                                       2,055       41,408

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
COMMON STOCKS (Cont.)

INVESTMENT COMPANIES (Cont.)
MCG Capital Corp.                                             4,717   $   72,547
                                                                      ----------
                                                                         269,102
                                                                      ----------
IRON & STEEL (0.70%)
AK Steel Holding Corp. (a)                                   18,956       99,898
Allegheny Technologies Inc.                                  14,771      266,617
Carpenter Technology Corp.                                    4,091      139,299
Cleveland-Cliffs Inc. (a)                                     1,815      102,348
Gibraltar Steel Corp.                                         2,462       80,803
Oregon Steel Mills Inc. (a)                                   5,107       75,277
Reliance Steel & Aluminum Co.                                 5,123      206,559
Ryerson Tull Inc.                                             4,964       78,828
Schnitzer Steel Industries Inc. Class A                       3,098      105,208
Steel Dynamics Inc. (a)                                       6,801      194,713
Steel Technologies Inc.                                       1,444       31,884
Wheeling-Pittsburgh Corp. (a)                                   695       14,498
                                                                      ----------
                                                                       1,395,932
                                                                      ----------
LEISURE TIME (0.44%)
Ambassadors Group Inc.                                          747       17,562
Arctic Cat Inc.                                               2,552       70,257
Callaway Golf Co.                                            11,804      133,857
Escalade Inc.                                                 1,153       26,646
K2 Inc. (a)                                                   5,762       90,463
Marine Products Corp.                                         1,683       31,220
Multimedia Games Inc. (a)                                     4,028      108,031
Nautilus Group Inc. (The)                                     5,624      109,724
Navigant International Inc. (a)                               2,568       45,685
Orbitz Inc. Class A (a)                                       2,387       51,607
Pegasus Solutions Inc. (a)                                    4,909       64,455
WMS Industries Inc. (a)                                       4,104      122,299
                                                                      ----------
                                                                         871,806
                                                                      ----------
LODGING (0.50%)
Ameristar Casinos Inc.                                        2,152       72,264
Aztar Corp. (a)                                               6,276      175,728
Boca Resorts Inc. Class A (a)                                 5,041       99,913
Boyd Gaming Corp.                                             6,346      168,613
La Quinta Corp. (a)                                          34,135      286,734
Lakes Gaming Inc. (a)                                         1,865       21,615
Marcus Corp.                                                  3,669       63,290
MTR Gaming Group Inc. (a)                                     3,655       40,022
Prime Hospitality Corp. (a)                                   6,498       69,009
                                                                      ----------
                                                                         997,188
                                                                      ----------
MACHINERY (1.78%)
Albany International Corp. Class A                            4,765      159,913
Applied Industrial Technologies Inc.                          3,546      106,806
Astec Industries Inc. (a)                                     2,319       43,667
Cascade Corp.                                                 2,271       70,969
Cognex Corp.                                                  7,256      279,211
Flowserve Corp. (a)                                           9,858      245,859
Gardner Denver Inc. (a)                                       3,924   $  109,480
Global Power Equipment Group Inc. (a)                         5,115       41,022
Gorman-Rupp Co. (The)                                         1,260       34,234
Idex Corp.                                                    9,112      312,997
JLG Industries Inc.                                           8,280      115,009
Joy Global Inc.                                               9,240      276,646
Kadant Inc. (a)                                               2,455       56,784
Lindsay Manufacturing Co.                                     2,795       67,136
Manitowoc Co. Inc. (The)                                      4,855      164,342
Middleby Corp. (The)                                            748       40,856
NACCO Industries Inc.                                         1,026       97,470
Nordson Corp.                                                 4,821      209,087
Presstek Inc. (a)                                             5,526       58,078
Robbins & Myers Inc.                                          2,245       50,400
Sauer-Danfoss Inc.                                            2,011       34,328
Stewart & Stevenson Services Inc.                             5,590      100,173
Tecumseh Products Co. Class A                                 3,186      131,231
Tennant Co.                                                   1,888       78,258
Terex Corp. (a)                                               8,959      305,771
Thomas Industries Inc.                                        2,301       76,393
Unova Inc. (a)                                                8,712      176,418
Wabtec Corp.                                                  6,046      109,070
                                                                      ----------
                                                                       3,551,608
                                                                      ----------
MANUFACTURING (1.54%)
Actuant Corp. Class A (a)                                     4,308      167,969
Acuity Brands Inc.                                            7,739      208,953
Ameron International Corp.                                    1,693       57,782
Applied Films Corporation (a)                                 2,899       84,129
AptarGroup Inc.                                               6,642      290,189
Barnes Group Inc.                                             2,705       78,391
Blount International Inc. (a)                                   146        1,859
Ceradyne Inc. (a)                                             2,685       96,042
CLARCOR Inc.                                                  4,611      211,184
CUNO Inc. (a)                                                 3,078      164,211
EnPro Industries Inc. (a)                                     4,160       95,597
ESCO Technologies Inc. (a)                                    2,472      131,906
Federal Signal Corp.                                          8,744      162,726
Griffon Corp. (a)                                             4,826      107,523
Hexcel Corp. (a)                                              3,911       45,289
Jacuzzi Brands Inc. (a)                                      14,090      113,565
Lancaster Colony Corp.                                        4,912      204,536
Matthews International Corp. Class A                          5,850      192,699
Myers Industries Inc.                                         3,560       50,196
Quixote Corp.                                                 1,513       30,336
Raven Industries Inc.                                         1,291       45,869
Smith (A.O.) Corp.                                            3,629      115,366
Standex International Corp.                                   2,392       65,062
Sturm Ruger & Co. Inc.                                        3,659       44,310
Tredegar Corp.                                                5,714       92,167
Trinity Industries Inc.                                       6,664      211,849
                                                                      ----------
                                                                       3,069,705
                                                                      ----------

                See accompanying notes to financial statements.

                      RUSSELL 2000 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
COMMON STOCKS (Cont.)

MEDIA (1.45%)
Beasley Broadcast Group Inc. Class A (a)                      1,067   $   15,962
Charter Communications Inc. Class A (a)                      48,939      191,841
Courier Corp.                                                   980       40,905
Crown Media Holdings Inc. (a)                                 2,762       23,532
Cumulus Media Inc. Class A (a)                                8,546      143,658
Emmis Communications Corp. (a)                                8,904      186,806
Entravision Communications Corp. (a)                          8,124       62,392
Fisher Communications Inc. (a)                                  772       38,855
4Kids Entertainment Inc. (a)                                  2,624       62,766
Gray Television Inc.                                          8,144      113,120
Hollinger International Inc.                                 10,429      175,103
Information Holdings Inc. (a)                                 2,672       73,133
Insight Communications Co. Inc. (a)                           8,000       74,080
Journal Communications Inc. Class A                           3,025       56,961
Journal Register Co. (a)                                      7,622      152,440
Liberty Corp.                                                 3,195      150,005
Lin TV Corp. Class A (a)                                      5,528      117,194
LodgeNet Entertainment Corp. (a)                              2,529       41,729
Martha Stewart Living Omnimedia Inc. Class A (a)              2,353       21,177
Mediacom Communications Corp. (a)                            10,355       80,976
Nelson (Thomas) Inc.                                          2,100       47,754
Nexstar Broadcasting Group, Inc. Class A (a)                  1,441       15,822
Paxson Communications Corp. (a)                               7,941       25,808
Playboy Enterprises Inc. Class B (a)                          3,594       41,726
Primedia Inc. (a)                                            24,488       68,077
Pulitzer Inc.                                                 1,431       69,976
Readers Digest Association Inc. (The)                        17,991      287,676
Regent Communications Inc. (a)                                4,489       27,787
Saga Communications Inc. (a)                                  3,196       58,327
Salem Communications Corp. Class A (a)                        1,802       48,888
Scholastic Corp. (a)                                          5,485      164,276
Sinclair Broadcast Group Inc. Class A                         7,556       77,600
Spanish Broadcasting System Inc. Class A (a)                  5,762       53,644
Value Line Inc.                                                 162        5,753
World Wrestling Entertainment Inc.                            2,870       36,593
Young Broadcasting Inc. Class A (a)                           3,178       41,791
                                                                      ----------
                                                                       2,894,133
                                                                      ----------
METAL FABRICATE & HARDWARE (0.53%)
CIRCOR International Inc.                                     2,640       53,830
Commercial Metals Co.                                         5,276      171,206
Kaydon Corp.                                                  5,124      158,485
Lawson Products Inc.                                            573       21,860
Metals USA, Inc. (a)                                          3,910       69,911
Mueller Industries Inc.                                       6,356      227,545
NN Inc.                                                       1,214       15,430
NS Group Inc. (a)                                             3,799   $   62,456
Penn Engineering & Manufacturing Corp.                        2,285       48,990
Quanex Corp.                                                  3,218      156,717
Valmont Industries Inc.                                       3,204       73,372
                                                                      ----------
                                                                       1,059,802
                                                                      ----------
MINING (0.46%)
AMCOL International Corp.                                     3,739       70,854
Brush Engineered Materials Inc. (a)                           3,768       71,215
Century Aluminum Co. (a)                                      3,674       91,078
Compass Minerals International, Inc.                          1,731       33,547
Couer d'Alene Mines Corp. (a)                                38,946      158,900
Hecla Mining Co. (a)                                         20,878      119,005
Royal Gold Inc.                                               3,078       43,615
RTI International Metals Inc. (a)                             3,818       60,897
Stillwater Mining Co. (a)                                     8,499      127,570
Titanium Metals Corp. (a)                                       227       21,009
USEC Inc.                                                    12,828      112,502
                                                                      ----------
                                                                         910,192
                                                                      ----------
OFFICE & BUSINESS EQUIPMENT (0.16%)
CompX International Inc. (a)                                    818       12,270
General Binding Corp. (a)                                       487        7,544
Global Imaging Systems Inc. (a)                               3,882      142,314
Imagistics International Inc. (a)                             3,145      111,333
Navarre Corp. (a)                                             3,792       54,567
                                                                      ----------
                                                                         328,028
                                                                      ----------
OFFICE FURNISHINGS (0.04%)
Interface Inc. Class A (a)                                    8,195       71,542
                                                                      ----------
OIL & GAS (2.83%)
Atwood Oceanics Inc. (a)                                      2,062       86,089
Berry Petroleum Co. Class A                                   3,500      102,935
Brigham Exploration Co (a)                                    2,767       25,401
Cabot Oil & Gas Corp.                                         5,977      252,827
Callon Petroleum Co. (a)                                      2,580       36,791
Cheniere Energy, Inc. (a)                                     3,668       71,783
Cimarex Energy Co. (a)                                        7,518      227,269
Clayton Williams Energy Inc. (a)                                916       21,892
Comstock Resources Inc. (a)                                   5,969      116,157
Delta Petroleum Corp. (a)                                     2,742       36,880
Denbury Resources Inc. (a)                                    9,936      208,159
Encore Acquisition Co. (a)                                    4,218      117,682
Energy Partners Ltd. (a)                                      4,200       64,260
Forest Oil Corp. (a)                                          8,343      227,931
Frontier Oil Corp.                                            5,620      119,088
FX Energy Inc. (a)                                            6,802       60,606
Giant Industries Inc. (a)                                     1,864       41,008
Grey Wolf Inc. (a)                                           34,250      145,220
Harvest Natural Resources Inc. (a)                            6,649       99,137

                See accompanying notes to financial statements.

                      RUSSELL 2000 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
COMMON STOCKS (Cont.)

OIL & GAS (Cont.)
Helmerich & Payne Inc.                                        9,160   $  239,534
Holly Corp.                                                   2,483       92,864
Houston Exploration Co. (a)                                   2,676      138,724
KCS Energy Inc. (a)                                           8,667      115,444
Magnum Hunter Resources Inc. (a)                             12,310      127,778
McMoRan Exploration Co. (a)                                   2,723       42,424
Meridian Resource Corp. (The) (a)                             8,082       56,089
Mission Resources Corp. (a)                                   5,966       34,006
Parker Drilling Co. (a)                                      17,683       67,549
Penn Virginia Corp.                                           3,174      114,613
Petroleum Development Corp. (a)                               2,960       81,163
Plains Exploration & Production Co. (a)                      13,993      256,772
Prima Energy Corp. (a)                                        2,152       85,155
Quicksilver Resources Inc. (a)                                2,683      179,949
Range Resources Corp.                                        12,275      179,215
Remington Oil & Gas Corp. (a)                                 3,928       92,701
Southwestern Energy Co. (a)                                   6,556      187,961
Spinnaker Exploration Co. (a)                                 4,558      179,494
St. Mary Land & Exploration Co.                               5,187      184,917
Stone Energy Corp. (a)                                        4,188      191,308
Swift Energy Co. (a)                                          4,942      109,021
Tesoro Petroleum Corp. (a)                                   11,906      328,606
TODCO Class A (a)                                             2,574       39,820
Unit Corporation (a)                                          6,854      215,558
Vintage Petroleum Inc.                                        9,239      156,786
Whiting Petroleum Corp. (a)                                   2,914       73,287
                                                                      ----------
                                                                       5,631,853
                                                                      ----------
OIL & GAS SERVICES (1.25%)
Cal Dive International Inc. (a)                               6,944      210,542
CARBO Ceramics Inc.                                           2,306      157,385
Dril-Quip Inc. (a)                                            1,471       27,508
Global Industries Ltd. (a)                                   13,284       75,984
Gulf Island Fabrication Inc.                                  1,471       31,818
Hanover Compressor Co. (a)                                   13,959      166,112
Hornbeck Offshore Services, Inc. (a)                            741        9,685
Hydril Company LP (a)                                         2,856       89,964
Input/Output Inc. (a)                                         9,284       76,964
Key Energy Services Inc. (a)                                 23,726      223,973
Lone Star Technologies Inc. (a)                               5,337      147,088
Lufkin Industries Inc.                                          567       18,133
Matrix Service Co. (a)                                        2,912       26,645
Maverick Tube Corp. (a)                                       7,692      201,992
Newpark Resources Inc. (a)                                   14,763       91,531
Oceaneering International Inc. (a)                            4,533      155,255
Oil States International Inc. (a)                             4,954       75,796
RPC Inc.                                                      1,554       24,538
Seacor Holdings Inc. (a)                                      3,474      152,613
Superior Energy Services Inc. (a)                             8,940       89,847
Tetra Technologies Inc. (a)                                   3,811      102,325
Universal Compression Holdings Inc. (a)                       3,436      105,416
Veritas DGC Inc. (a)                                          5,991      138,692
W-H Energy Services Inc. (a)                                  4,396   $   86,162
                                                                      ----------
                                                                       2,485,968
                                                                      ----------
PACKAGING & CONTAINERS (0.34%)
Anchor Glass Container Corp.                                  1,185       16,033
Chesapeake Corp.                                              3,558       94,927
Crown Holdings Inc. (a)                                      30,012      299,220
Graphic Packaging Corp. (a)                                   8,947       77,392
Greif Inc. Class A                                            2,825      119,356
Silgan Holdings Inc.                                          1,985       80,015
                                                                      ----------
                                                                         686,943
                                                                      ----------
PHARMACEUTICALS (3.70%)
Abgenix Inc. (a)                                             14,769      173,093
Able Laboratories Inc. (a)                                    3,356       68,999
Accelrys Inc. (a)                                             4,939       48,699
Adolor Corp. (a)                                              7,603       96,406
Advancis Pharmaceutical Corp. (a)                             1,032        7,007
Alkermes Inc. (a)                                            16,290      221,544
Alpharma Inc. Class A                                         7,664      156,959
Antigenics Inc. (a)                                           4,236       36,260
Array BioPharma Inc. (a)                                      3,970       31,562
AtheroGenics Inc. (a)                                         7,130      135,684
Atrix Laboratories Inc. (a)                                   4,377      150,044
Bentley Pharmaceuticals Inc. (a)                              3,131       43,020
Biocryst Pharmaceuticals Inc. (a)                             2,396       16,532
Bioenvision, Inc. (a)                                         3,138       27,489
BioMarin Pharmaceutical Inc. (a)                             11,360       68,160
Bio-Reference Laboratories Inc. (a)                           1,320       17,503
Bone Care International Inc. (a)                              3,031       70,986
Bradley Pharmaceuticals Inc. (a)                              2,324       64,840
Caraco Pharmaceutical Laboratories, Ltd. (a)                  1,573       15,164
Cell Therapeutics Inc. (a)                                    9,457       69,698
CIMA Labs Inc. (a)                                            2,691       90,767
Connetics Corp. (a)                                           6,341      128,088
Corixa Corp. (a)                                              8,152       38,070
Cubist Pharmaceuticals Inc. (a)                               7,820       86,802
CV Therapeutics Inc. (a)                                      6,166      103,342
Cypress Bioscience Inc. (a)                                   5,415       74,348
Dendreon Corp. (a)                                           10,266      125,759
Depomed Inc. (a)                                              1,289        6,381
Discovery Laboratories Inc. (a)                              10,902      104,550
DOV Pharmaceutical Inc. (a)                                   2,567       35,835
Durect Corp. (a)                                              4,352       15,188
DUSA Pharmaceuticals Inc. (a)                                 2,130       20,235
Dyax Corp. (a)                                                4,781       56,177
Dynavax Technologies Corp. (a)                                  604        4,023
First Horizon Pharmaceutical Corp. (a)                        4,886       92,345
Genta Inc. (a)                                                9,578       23,945
Guilford Pharmaceuticals Inc. (a)                             4,148       19,703
HealthExtras Inc. (a)                                         3,355       55,592

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
COMMON STOCKS (Cont.)

PHARMACEUTICALS (Cont.)
Hollis-Eden Pharmaceuticals (a)                               2,827   $   34,065
ILEX Oncology Inc. (a)                                        7,331      183,202
Impax Laboratories Inc. (a)                                   9,087      176,106
Indevus Pharmaceuticals Inc. (a)                              7,066       43,456
InKine Pharmaceutical Co. Inc. (a)                           12,876       49,830
Inspire Pharmaceuticals Inc. (a)                              6,009      100,470
Isis Pharmaceuticals Inc. (a)                                 8,868       50,902
Isolagen, Inc. (a)                                            4,400       45,232
ISTA Pharmaceuticals, Inc. (a)                                1,109       11,589
Kos Pharmaceuticals Inc. (a)                                  3,101      102,240
KV Pharmaceuticals Co. (a)                                    6,531      150,801
Lannett Co. Inc. (a)                                          1,526       22,921
Ligand Pharmaceuticals Inc. Class B (a)                      13,425      233,327
Mannatech Inc.                                                1,658       15,917
Medarex Inc. (a)                                             14,197      103,496
Medicines Co. (The) (a)                                       8,668      264,461
Nabi Biopharmaceuticals (a)                                  10,771      153,164
Nature's Sunshine Products Inc.                               1,300       18,512
NeighborCare Inc. (a)                                         6,877      215,456
NeoPharm Inc. (a)                                             3,460       35,742
NitroMed, Inc. (a)                                               13           78
Northfield Laboratories Inc. (a)                              3,160       45,062
Noven Pharmaceuticals Inc. (a)                                4,419       97,306
NPS Pharmaceuticals Inc. (a)                                  6,803      142,863
Nutraceutical Intl Corp. (a)                                  1,106       23,569
Nuvelo Inc. (a)                                               6,003       57,749
Omega Protein Corp. (a)                                         398        3,861
Onyx Pharmaceuticals Inc. (a)                                 6,383      270,384
Pain Therapeutics Inc. (a)                                    4,840       39,010
Par Pharmaceutical Cos., Inc. (a)                             6,222      219,077
Penwest Pharmaceuticals Co. (a)                               3,484       44,630
Perrigo Co.                                                  11,468      217,548
PetMed Express, Inc. (a)                                      1,696       13,600
Pharmacyclics Inc. (a)                                        3,371       34,283
Pharmion Corp. (a)                                            2,279      111,489
Pharmos Corp. (a)                                            20,136       82,759
POZEN Inc. (a)                                                4,170       28,523
Priority Healthcare Corp. Class B (a)                         6,786      155,739
Progenics Pharmaceuticals Inc. (a)                            2,559       43,094
Renovis, Inc. (a)                                               957        8,766
Rigel Pharmaceuticals Inc. (a)                                2,168       30,807
Salix Pharmaceuticals Ltd. (a)                                4,511      148,637
Santarus, Inc. (a)                                            1,419       20,930
SciClone Pharmaceuticals Inc. (a)                             8,035       41,059
Tanox Inc. (a)                                                4,920       93,824
Trimeris Inc. (a)                                             2,997       43,247
United Therapeutics Inc. (a)                                  3,530       90,545
USANA Health Sciences Inc. (a)                                1,717       53,364
Valeant Pharmaceuticals International                        15,225      304,500
VaxGen Inc. (a)                                               3,943       55,833
Vicuron Pharmaceuticals Inc. (a)                              9,316      117,009
Vion Pharmaceuticals Inc. (a)                                13,495       56,139
Zymogenetics Inc. (a)                                         3,336   $   63,384
                                                                      ----------
                                                                       7,370,356
                                                                      ----------
PIPELINES (0.05%)
Plains Resource Inc. (a)                                      4,392       74,444
TransMontaigne Inc. (a)                                       3,091       16,630
                                                                      ----------
                                                                          91,074
                                                                      ----------
REAL ESTATE (0.29%)
Avatar Holdings (a)                                           1,448       60,237
Bluegreen Corp. (a)                                           2,722       37,564
Consolidated-Tomoka Land Co.                                  1,442       54,450
Jones Lang LaSalle Inc. (a)                                   5,899      159,863
LNR Property Corp.                                            3,112      168,826
Trammell Crow Co. (a)                                         6,401       90,254
                                                                      ----------
                                                                         571,194
                                                                      ----------
REAL ESTATE INVESTMENT TRUSTS (5.67%)
Acadia Realty Trust                                           3,577       49,148
Affordable Residential Communities Inc.                       3,135       52,041
Alexander's Inc. (a)                                            440       73,806
Alexandria Real Estate Equities Inc.                          3,522      199,979
American Financial Realty Trust                              19,926      284,743
American Home Mortgage
Investment Corp.                                              6,307      163,541
AMLI Residential Properties Trust                             4,360      127,922
Anthracite Capital Inc.                                       7,802       93,468
Anworth Mortgage Asset Corp.                                  6,666       79,192
Arbor Realty Trust, Inc. (a)                                    716       14,284
Ashford Hospitality Trust, Inc.                               2,752       22,979
Bedford Property Investors Inc.                               3,738      109,299
Brandywine Realty Trust                                       7,436      202,185
Capital Automotive                                            5,656      165,890
Capital Lease Funding, Inc. (a)                               3,062       31,845
Capstead Mortgage Corp.                                       1,682       22,623
CarrAmerica Realty Corp.                                      9,876      298,551
Cedar Shopping Centers Inc.                                   4,575       52,567
Colonial Properties Trust                                     3,859      148,687
Commercial Net Lease Realty Inc.                              9,386      161,439
Cornerstone Realty Income Trust Inc.                          6,844       60,022
Corporate Office Properties Trust                             6,172      153,374
Correctional Properties Trust                                 2,641       77,249
Cousins Properties Inc.                                       6,527      215,065
EastGroup Properties Inc.                                     4,009      134,983
Entertainment Properties Trust                                4,276      152,824
Equity Inns Inc.                                              7,240       67,260
Equity One Inc.                                               4,401       79,570
Essex Property Trust Inc.                                     4,159      284,268
FelCor Lodging Trust Inc. (a)                                10,067      121,811
First Industrial Realty Trust Inc.                            7,490      276,231
Gables Residential Trust                                      5,317      180,672
Getty Realty Corp.                                            3,794       95,457

                See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                             Shares     Value
                                                             ------  -----------
COMMON STOCKS (Cont.)

REAL ESTATE INVESTMENT TRUSTS (Cont.)
Glenborough Realty Trust Inc.                                 4,417  $    81,052
Glimcher Realty Trust                                         6,120      135,374
Government Properties Trust, Inc.                             4,242       44,329
Healthcare Realty Trust Inc.                                  7,823      293,206
Heritage Property Investment Trust Inc.                       4,375      118,388
Highland Hospitality Corp.                                    4,696       47,195
Highwoods Properties Inc.                                     9,746      229,031
Home Properties Inc.                                          5,947      231,814
Impac Mortgage Holdings Inc.                                 11,389      256,480
Innkeepers USA Trust                                          4,957       51,107
Investors Real Estate Trust                                   3,265       33,891
Keystone Property Trust                                       5,161      124,019
Kilroy Realty Corp.                                           5,160      175,956
Koger Equity Inc.                                             5,802      134,142
Kramont Realty Trust                                          5,214       83,424
LaSalle Hotel Properties                                      5,447      132,907
Lexington Corp. Properties Trust                              8,748      174,173
LTC Properties Inc.                                           3,034       50,364
Luminent Mortgage Capital, Inc.                               5,570       66,840
Maguire Properties Inc.                                       6,169      152,806
Manufactured Home Communities Inc.                            3,043      100,997
Meristar Hospitality Corp. (a)                               13,780       94,255
MFA Mortgage Investments Inc.                                10,902       97,028
Mid-America Apartment Communities Inc.                        4,096      155,197
Mission West Properties Inc.                                  4,023       48,719
National Health Investors Inc.                                4,450      120,996
Nationwide Health Properties Inc.                            12,081      228,331
Newcastle Investment Corp.                                    6,173      184,881
Novastar Financial Inc.                                       4,542      172,414
Omega Healthcare Investors Inc.                               7,635       76,655
Parkway Properties Inc.                                       2,770      123,127
Pennsylvania Real Estate Investment Trust                     5,707      195,465
Post Properties Inc.                                          7,227      210,667
Prentiss Properties Trust                                     8,085      271,009
Price Legacy Corporation                                      1,842       34,003
PS Business Parks Inc.                                        2,698      108,568
RAIT Investment Trust                                         4,476      110,333
Ramco-Gershenson Properties Trust                             2,758       66,826
Realty Income Corp.                                           7,199      300,414
Redwood Trust Inc.                                            2,904      161,695
Saul Centers Inc.                                             2,627       84,353
Senior Housing Properties Trust                               9,746      163,635
Sovran Self Storage Inc.                                      3,621      138,250
Summit Properties Inc.                                        5,532      141,840
Sun Communities Inc.                                          3,303      124,358
Tanger Factory Outlet Centers Inc.                            2,520       98,532
Taubman Centers Inc.                                          9,033      206,765
Town & Country Trust (The)                                    3,455       87,204
U.S. Restaurant Properties Inc.                               6,453       98,021
Universal Health Realty Income Trust                          2,848       81,738
Urstadt Biddle Properties Inc. Class A                        4,604       68,185
Washington Real Estate
   Investment Trust                                           7,590  $   222,994
Winston Hotels Inc.                                           3,107       32,157
                                                                     -----------
                                                                      11,279,085
                                                                     -----------
RETAIL (5.63%)
AC Moore Arts & Crafts Inc. (a)                               2,450       67,400
Aeropostale Inc. (a)                                         10,073      271,064
America's Car-Mart Inc. (a)                                     979       29,399
Asbury Automotive Group Inc. (a)                              2,665       39,975
Bebe Stores Inc. (a)                                          1,716       34,320
Big 5 Sporting Goods Corp. (a)                                3,769       98,710
Blair Corp.                                                   1,761       50,893
Bob Evans Farms Inc.                                          6,399      175,205
Bombay Co. Inc. (The) (a)                                     5,718       35,051
Bon-Ton Stores Inc. (The)                                       659        9,661
Brookstone Inc. (a)                                           3,631       72,802
Brown Shoe Co. Inc.                                           3,678      150,541
Buckle Inc. (The)                                             1,694       47,856
Buffalo Wild Wings, Inc. (a)                                  1,106       30,581
Burlington Coat Factory Warehouse Corp.                       3,798       73,301
Cache Inc. (a)                                                  571        7,714
California Pizza Kitchen Inc. (a)                             3,350       64,186
Casey's General Store Inc.                                    9,085      166,256
Cash America International Inc.                               5,594      128,662
Casual Male Retail Group Inc. (a)                             5,643       41,194
Cato Corp. Class A                                            3,004       67,440
CBRL Group Inc.                                               9,013      278,051
CEC Entertainment Inc. (a)                                    6,788      200,314
Charlotte Russe Holding Inc. (a)                              2,473       52,873
Charming Shoppes Inc. (a)                                    20,906      186,691
Chicago Pizza & Brewery Inc. (a)                              1,859       28,275
Children's Place Retail Stores Inc. (The) (a)                 2,679       63,010
Christopher & Banks Corp.                                     6,416      113,627
CKE Restaurant Inc. (a)                                       8,968      119,543
Coldwater Creek Inc. (a)                                      2,749       72,766
Cole National Corp. (a)                                       2,443       57,044
Conn's, Inc. (a)                                                678       10,685
Cosi, Inc. (a)                                                3,121       18,632
Cost Plus Inc. (a)                                            4,173      135,414
CSK Auto Corp. (a)                                            8,454      144,902
Dave & Buster's Inc. (a)                                      2,514       47,238
Deb Shops Inc.                                                  705       16,962
Dick's Sporting Goods Inc. (a)                                5,475      182,591
Dress Barn Inc. (a)                                           3,830       65,570
Duane Reade Inc. (a)                                          4,151       67,786
Electronics Boutique Holdings Corp. (a)                       2,491       65,613
Finish Line Inc. (The) (a)                                    3,469      104,660
Fred's Inc.                                                   7,110      157,060
GameStop Corp. (a)                                            4,319       65,735

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                             Shares     Value
                                                             ------  -----------
COMMON STOCKS (Cont.)

RETAIL (Cont.)
Gander Mountain Co. (a)                                         898  $    20,609
Genesco Inc. (a)                                              4,232      100,002
Goody's Family Clothing Inc.                                  3,153       32,697
Group 1 Automotive Inc. (a)                                   3,383      112,349
Guitar Center Inc. (a)                                        4,424      196,735
Hancock Fabrics Inc.                                          3,261       41,578
Haverty Furniture Companies Inc.                              3,301       57,701
Hibbet Sporting Goods Inc. (a)                                4,249      116,210
Hollywood Entertainment Corp. (a)                            10,491      140,160
Hot Topic Inc. (a)                                            8,765      179,595
IHOP Corp.                                                    3,987      142,575
Insight Enterprises Inc. (a)                                  8,791      156,128
Jack in the Box Inc. (a)                                      6,631      196,941
Jill (J.) Group Inc. (The) (a)                                3,349       79,003
Jo-Ann Stores Inc. (a)                                        3,303       97,108
Joseph A. Bank Clothiers Inc. (a)                             1,321       41,466
Kenneth Cole Productions Class A                              1,422       48,732
Kirkland's Inc. (a)                                           2,224       26,532
Krispy Kreme Doughnuts Inc. (a)                               9,973      190,385
Landry's Restaurants Inc.                                     4,030      120,457
Linens 'n Things Inc. (a)                                     8,195      240,195
Lithia Motors Inc. Class A                                    2,820       69,880
Lone Star Steakhouse & Saloon Inc.                            2,988       81,244
Longs Drug Stores Corp.                                       5,982      142,790
MarineMax Inc. (a)                                            2,001       57,389
Men's Wearhouse Inc. (The) (a)                                5,741      151,505
Movado Group Inc.                                             3,664       63,204
Movie Gallery Inc.                                            4,534       88,640
99 Cents Only Stores (a)                                      7,725      117,806
Nu Skin Enterprises Inc. Class A                              9,548      241,755
O'Charley's Inc. (a)                                          4,178       71,820
P.F. Chang's China Bistro Inc. (a)                            4,648      191,265
Panera Bread Co. Class A (a)                                  5,157      185,033
Pantry Inc. (The) (a)                                         2,171       47,328
Papa John's International Inc. (a)                            2,123       62,713
Party City Corp. (a)                                          2,120       26,479
Payless ShoeSource Inc. (a)                                  12,363      184,332
PC Mall, Inc. (a)                                             1,412       26,659
Pep Boys-Manny, Moe & Jack Inc.                              10,491      265,947
Rare Hospitality International Inc. (a)                       6,176      153,782
Red Robin Gourmet Burgers Inc. (a)                            2,312       63,279
Restoration Hardware Inc. (a)                                 4,653       34,013
Retail Ventures Inc. (a)                                      2,220       17,183
Rush Enterprises, Inc. Class B (a)                              269        3,470
Ryan's Restaurant Group, Inc. (a)                             7,541      119,148
School Specialty Inc. (a)                                     3,419      124,144
Select Comfort Corp. (a)                                      6,851      194,568
Sharper Image Corp. (a)                                       1,984       62,278
Shoe Carnival Inc. (a)                                        1,517       22,770
ShopKo Stores Inc. (a)                                        5,536       78,279
Smart & Final Inc. (a)                                        2,799       33,644
Sonic Automotive Inc.                                         5,327      117,993
Sonic Corp. (a)                                              10,787      245,404
Sports Authority Inc. (The) (a)                               4,160  $   149,344
Stage Stores Inc. (a)                                         3,251      122,433
Steak n Shake Company (The) (a)                               4,164       75,868
Stein Mart Inc. (a)                                           3,796       61,723
Systemax Inc. (a)                                               868        5,816
TBC Corp. (a)                                                 3,336       79,397
Too Inc. (a)                                                  6,428      107,348
Tractor Supply Co. (a)                                        5,652      236,367
Trans World Entertainment Corp. (a)                           3,525       35,321
Triarc Companies Inc. Class B                                 6,123       62,271
Tuesday Morning Corp. (a)                                     4,572      132,588
United Auto Group Inc.                                        3,217       98,601
West Marine Inc. (a)                                          2,433       65,326
World Fuel Services Corp.                                     2,311      104,180
Zale Corp. (a)                                                9,639      262,759
                                                                     -----------
                                                                      11,199,497
                                                                     -----------
SAVINGS & LOANS (2.16%)
Anchor BanCorp Wisconsin Inc.                                 3,871      102,349
Bank Mutual Corp.                                            14,318      156,064
BankAtlantic Bancorp Inc. Class A                             8,237      151,973
BankUnited Financial Corp. Class A (a)                        5,765      148,737
Berkshire Hills Bancorp Inc.                                  1,636       60,696
BFC Financial Corp., Class A (a)                                431        5,086
Brookline Bancorp Inc.                                       10,724      157,321
Charter Financial Corp.                                         504       17,136
Citizens First Bancorp Inc.                                   1,893       45,072
Clifton Savings Bancorp, Inc.                                 1,063       12,554
Commercial Capital Bancorp Inc. (a)                           6,942      120,586
Commercial Federal Corp.                                      7,403      200,621
Dime Community Bancshares                                     5,413       94,619
Downey Financial Corp.                                        3,561      189,623
Fidelity Bankshares Inc.                                      2,365       83,839
First Federal Capital Corp.                                   3,537       98,435
First Financial Holdings Inc.                                 2,415       69,576
First Niagara Financial Group Inc.                           15,295      183,540
First Place Financial Corp.                                   1,617       30,028
First Sentinel Bancorp Inc.                                   3,767       77,412
FirstFed Financial Corp. (a)                                  3,646      151,674
Flagstar Bancorp Inc.                                         5,214      103,654
Flushing Financial Corp.                                      2,332       41,160
Franklin Bank Corp. (Texas) (a)                               2,034       32,178
Harbor Florida Bancshares Inc.                                4,037      111,058
Horizon Financial Corp.                                         528       10,507
Hudson River Bancorp Inc.                                     5,716       97,572
ITLA Capital Corp. (a)                                          725       29,413
MAF Bancorp Inc.                                              5,061      216,003
NASB Financial Inc.                                           1,427       60,234
Northwest Bancorp Inc.                                        2,476       56,700
OceanFirst Financial Corp.                                    1,784       42,727
Ocwen Financial Corp. (a)                                     7,912       95,260
Partners Trust Financial Group Inc.                           1,191       23,344

                 See accompanying notes to financial statements.

                      RUSSELL 2000 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
COMMON STOCKS (Cont.)

SAVINGS & LOANS (Cont.)
PennFed Financial Services Inc.                               1,173   $   39,882
PFF Bancorp Inc.                                              2,852      106,208
Provident Bancorp Inc.                                        4,941       56,327
Provident Financial Holdings Inc.                               666       15,751
Provident Financial Services Inc.                            10,931      191,839
Quaker City Bancorp Inc.                                      1,268       69,664
Seacoast Financial Services Corp.                             5,491      189,989
Sterling Financial Corp. (Washington) (a)                     4,242      135,193
TierOne Corp.                                                 4,419       95,053
United Community Financial Corp.                              4,310       56,030
Waypoint Financial Corp.                                      5,438      150,034
Westfield Financial Inc.                                      1,800       36,612
Wilshire Financial Services Group                             1,543       14,334
WSFS Financial Corp.                                          1,157       56,311
                                                                      ----------
                                                                       4,289,978
                                                                      ----------
SEMICONDUCTORS (3.38%)
Actel Corp. (a)                                               4,562       84,397
Alliance Semiconductor Corp. (a)                              3,598       21,408
AMIS Holdings Inc. (a)                                        5,057       85,564
Artisan Components Inc. (a)                                   4,259      109,882
Asyst Technologies Inc. (a)                                   8,465       87,528
ATMI Inc. (a)                                                 5,528      150,970
August Technology Corp. (a)                                   2,814       35,288
Axcelis Technologies Inc. (a)                                18,066      224,741
Brooks Automation Inc. (a)                                    8,153      164,283
California Micro Devices Corp. (a)                            3,693       42,580
ChipPAC Inc. Class A (a)                                      9,413       59,020
Cirrus Logic Inc. (a)                                        13,908       83,587
Cohu Inc.                                                     4,118       78,407
Credence Systems Corp. (a)                                   17,489      241,348
Diodes Inc. (a)                                               1,408       33,356
DSP Group Inc. (a)                                            5,726      155,976
DuPont Photomasks Inc. (a)                                    2,925       59,465
Emulex Corp. (a)                                             14,934      213,706
Entegris Inc. (a)                                            10,071      116,521
ESS Technology Inc. (a)                                       5,606       60,040
Exar Corp. (a)                                                7,581      111,137
FormFactor Inc. (a)                                           5,071      113,844
Genesis Microchip Inc. (a)                                    6,035       83,102
Helix Technology Corp.                                        5,156      109,977
Integrated Device Technology Inc. (a)                        19,155      265,105
Integrated Silicon Solution Inc. (a)                          6,424       78,437
IXYS Corp. (a)                                                2,952       23,262
Kopin Corp. (a)                                              14,067       71,882
Kulicke & Soffa Industries Inc. (a)                           9,460      103,682
Lattice Semiconductor Corp. (a)                              18,656      130,779
LTX Corp. (a)                                                10,850      117,289
Mattson Technology Inc. (a)                                   6,948       83,515
Micrel Inc. (a)                                              12,432      151,049
Microsemi Corp. (a)                                          10,803      153,511
Mindspeed Technologies Inc. (a)                              17,114       84,885
MKS Instruments Inc. (a)                                      5,693      129,914
Monolithic System Technology Inc. (a)                         4,789   $   36,061
Mykrolis Corp. (a)                                            7,481      130,319
OmniVision Technologies Inc. (a)                             10,108      161,223
ON Semiconductor Corp. (a)                                   19,575       98,267
Pericom Semiconductor Corp. (a)                               3,960       42,412
Photronics Inc. (a)                                           5,872      111,216
Pixelworks Inc. (a)                                           7,251      111,085
Power Integrations Inc. (a)                                   5,338      132,916
Rudolph Technologies Inc. (a)                                 2,321       42,219
Semitool Inc. (a)                                             2,515       28,470
SigmaTel Inc. (a)                                             4,615      134,112
Silicon Image Inc. (a)                                       14,398      189,046
Siliconix Inc. (a)                                            1,212       60,139
Sipex Corp. (a)                                               4,917       28,027
SiRF Technology Holdings, Inc. (a)                            1,682       21,984
Skyworks Solutions Inc. (a)                                  27,202      237,473
Standard Microsystems Corp. (a)                               3,098       72,245
Supertex Inc. (a)                                             1,408       23,007
Tessera Technologies Inc. (a)                                 4,632       83,469
Transmeta Corp. (a)                                          26,813       58,720
Tripath Technology Inc. (a)                                   3,787       12,308
TriQuint Semiconductor Inc. (a)                              24,678      134,742
Ultratech Inc. (a)                                            4,122       67,106
Varian Semiconductor Equipment Associates Inc. (a)            6,597      254,380
Veeco Instruments Inc. (a)                                    4,603      118,803
Vitesse Semiconductor Corp. (a)                              39,444      192,487
Xicor Inc. (a)                                                5,593       84,622
Zoran Corp. (a)                                               7,919      145,314
                                                                      ----------
                                                                       6,731,609
                                                                      ----------
SOFTWARE (3.45%)
Actuate Corp. (a)                                             4,342       17,151
Advent Software Inc. (a)                                      6,305      113,931
Allscripts Healthcare Solutions Inc. (a)                      5,630       44,139
Altiris Inc. (a)                                              4,006      110,606
ANSYS Inc. (a)                                                2,799      131,553
Ascential Software Corp. (a)                                 10,778      172,340
Aspen Technology Inc. (a)                                     6,834       49,615
Atari Inc. (a)                                                3,713        8,948
AuthentiDate Holding Corp. (a)                                5,185       56,672
Borland Software Corp. (a)                                   13,043      110,735
Captaris Inc. (a)                                             3,681       23,779
CCC Information Services Group Inc. (a)                       2,637       44,275
Cerner Corp. (a)                                              5,168      230,389
Chordiant Software Inc. (a)                                  10,188       46,457
Clarus Corp. (a)                                              2,287       26,461
Computer Programs & Systems Inc.                              1,223       24,925
Concord Communications Inc. (a)                               3,358       38,315
Concur Technologies Inc. (a)                                  4,640       49,648
Corillian Corp. (a)                                           3,663       18,462
CSG Systems International Inc. (a)                            9,801      202,881

                 See accompanying notes to financial statements.

                      RUSSELL 2000 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
COMMON STOCKS (Cont.)

SOFTWARE (Cont.)
Dendrite International Inc. (a)                               6,318   $  117,388
Digi International Inc. (a)                                   3,275       35,108
Eclipsys Corp. (a)                                            6,637      101,281
eFunds Corp. (a)                                              9,165      160,388
Embarcadero Technologies Inc. (a)                             3,543       43,791
Epicor Software Corp. (a)                                     7,404      104,026
EPIQ Systems Inc. (a)                                         2,378       34,481
FalconStor Software Inc. (a)                                  6,416       49,532
FileNET Corp. (a)                                             7,077      223,421
Group 1 Software Inc. (a)                                     2,610       59,900
Hyperion Solutions Corp. (a)                                  7,088      309,887
IDX Systems Corp. (a)                                         3,803      121,278
Infocrossing, Inc. (a)                                        2,106       28,431
Informatica Corp. (a)                                        14,532      110,879
infoUSA Inc. (a)                                              5,259       53,326
InterCept Inc. (a)                                            3,891       63,735
Inter-Tel Inc.                                                3,830       95,635
InterVideo Inc. (a)                                           1,179       15,256
iVillage Inc. (a)                                             4,105       26,067
JDA Software Group Inc. (a)                                   5,496       72,382
Jupitermedia Corp. (a)                                        3,022       42,792
Keane Inc. (a)                                               10,071      137,872
Lawson Software Inc. (a)                                      7,295       51,649
ManTech International Corp. Class A (a)                       3,274       61,453
Manugistics Group Inc. (a)                                   12,662       41,405
MAPICS Inc. (a)                                               4,241       44,785
MapInfo Corp. (a)                                             3,061       32,447
Micromuse Inc. (a)                                           12,706       85,003
MicroStrategy Inc. Class A (a)                                2,119       90,481
Midway Games Inc. (a)                                         6,937       79,914
MRO Software Inc. (a)                                         4,098       55,774
MSC.Software Corp. (a)                                        4,616       41,313
NDCHealth Corp.                                               6,544      151,821
NetIQ Corp. (a)                                              10,420      137,544
Omnicell Inc. (a)                                             4,069       59,448
Open Solutions Inc. (a)                                       2,051       51,234
OPNET Technologies Inc. (a)                                   2,454       32,147
Packeteer Inc. (a)                                            6,249      100,921
PalmSource Inc. (a)                                           3,099       53,117
Parametric Technology Corp. (a)                              48,717      243,585
PDF Solutions Inc. (a)                                        2,797       23,691
Pegasystems Inc. (a)                                          1,529       13,379
Per-Se Technologies Inc. (a)                                  5,223       75,942
Pinnacle Systems Inc. (a)                                    11,077       79,201
PLATO Learning Inc. (a)                                       2,209       21,891
Progress Software Corp. (a)                                   5,247      113,702
QAD Inc. (a)                                                  2,454       26,037
Quality Systems Inc. (a)                                        709       34,805
Quest Software Inc. (a)                                       8,651      111,598
Renaissance Learning Inc.                                     1,792       40,177
Retek Inc. (a)                                               10,185       62,536
ScanSoft Inc. (a)                                            16,445       81,403
Schawk Inc.                                                   1,026       14,333
SeaChange International Inc. (a)                              4,470   $   75,454
SERENA Software Inc. (a)                                      4,486       85,638
SPSS Inc. (a)                                                 2,598       46,686
SS&C Technologies Inc.                                        2,439       45,609
SYNNEX Corp. (a)                                              1,174       18,432
Take-Two Interactive Software Inc. (a)                        8,105      248,337
THQ Inc. (a)                                                  6,917      158,399
TradeStation Group Inc. (a)                                   2,829       20,341
Transaction Systems Architects Inc. Class A (a)               7,226      155,576
Trident Microsystems Inc. (a)                                 3,241       36,332
Ulticom Inc. (a)                                              2,093       24,488
Verint Systems Inc. (a)                                       2,276       77,885
Wind River Systems Inc. (a)                                  13,836      162,711
Witness Systems Inc. (a)                                      3,745       45,502
Zix Corp. (a)                                                 3,446       27,361
                                                                      ----------
                                                                       6,869,625
                                                                      ----------
STORAGE & WAREHOUSING (0.04%)
Mobile Mini Inc. (a)                                          2,583       73,383
                                                                      ----------
TELECOMMUNICATION EQUIPMENT (0.10%)
Carrier Access Corp. (a)                                      3,611       43,043
NMS Communications Corp. (a)                                  6,968       51,424
Novatel Wireless Inc. (a)                                     3,378       89,517
TippingPoint Technologies Inc. (a)                              355        9,013
WJ Communications Inc. (a)                                    1,637        5,795
                                                                      ----------
                                                                         198,792
                                                                      ----------
TELECOMMUNICATIONS (3.08%)
Adaptec Inc. (a)                                             19,825      167,720
Aeroflex Inc. (a)                                            11,989      171,802
AirGate PCS Inc. (a)                                          2,600       47,580
Airspan Networks Inc. (a)                                     4,205       23,296
Alamosa Holdings Inc. (a)                                    11,587       85,164
Alaska Communications Systems Group Inc. (a)                    862        5,258
Anaren Inc. (a)                                               3,946       64,478
Anixter International Inc.                                    5,387      183,320
Applied Signal Technology Inc.                                1,968       68,978
Arch Wireless, Inc., Class A (a)                              3,272       93,219
Arris Group Inc. (a)                                         13,410       79,655
Aspect Communications Corp. (a)                               7,187      102,055
Atheros Communications, Inc. (a)                              1,584       16,695
Audiovox Corp. Class A (a)                                    3,291       55,552
Avanex Corp. (a)                                             13,364       51,986
Black Box Corp.                                               3,298      155,863
Boston Communications Group Inc. (a)                          2,922       29,951
Cable Design Technologies Corp. (a)                           6,778       71,847
C-COR.net Corp. (a)                                           7,465       76,815
Centennial Communications Corp. (a)                             455        3,253
Cincinnati Bell Inc. (a)                                     44,530      197,713

                See accompanying notes to financial statements.

                      RUSSELL 2000 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
COMMON STOCKS (Cont.)

TELECOMMUNICATIONS (Cont.)
Commonwealth Telephone Enterprises Inc. (a)                   3,917   $  175,364
CommScope Inc. (a)                                            9,783      209,845
Comtech Telecommunications Corp. (a)                          2,535       57,190
Corvis Corp. (a)                                             76,535      107,914
CT Communications Inc.                                        3,457       52,028
D&E Communications Inc.                                       2,001       26,853
Ditech Communications Corp. (a)                               5,347      124,799
Dobson Communications Corp. Class A (a)                      15,769       51,407
Eagle Broadband, Inc. (a)                                    43,150       42,719
EMS Technologies Inc. (a)                                     2,002       38,899
Enterasys Networks Inc. (a)                                  35,632       75,184
Extreme Networks Inc. (a)                                    18,247      100,723
Finisar Corp. (a)                                            36,446       72,163
General Communication Inc. Class A (a)                        8,511       67,577
Golden Telecom Inc.                                           2,955       83,154
Harmonic Inc. (a)                                            13,191      112,387
Hypercom Corp. (a)                                            8,738       73,836
Inet Technologies Inc. (a)                                    3,899       48,621
Infonet Services Corp. Class B (a)                           18,999       33,248
InterDigital Communications Corp. (a)                        10,147      190,865
Intrado Inc. (a)                                              3,426       55,124
Ixia (a)                                                      4,215       41,476
KVH Industries Inc. (a)                                       2,702       34,396
MasTec Inc. (a)                                               3,824       20,764
Metrocall Holdings, Inc. (a)                                  1,158       77,586
MRV Communications Inc. (a)                                  20,493       56,151
NETGEAR Inc. (a)                                              3,300       35,442
Network Equipment Technologies Inc. (a)                       5,129       41,853
Newport Corp. (a)                                             7,573      122,455
North Pittsburgh Systems Inc.                                 2,072       41,544
Oplink Communications Inc. (a)                               17,350       33,312
Powerwave Technologies Inc. (a)                              11,486       88,442
Price Communications Corp. (a)                                9,223      136,131
Primus Telecommunications Group Inc. (a)                     12,142       61,681
PTEK Holdings Inc. (a)                                        8,577       98,893
REMEC Inc. (a)                                               11,363       71,814
RF Micro Devices Inc. (a)                                    33,767      253,253
SafeNet Inc. (a)                                              4,431      122,650
SBA Communications Corp. (a)                                  8,891       39,565
Shenandoah Telecommunications Co.                               862       23,274
Sonus Networks Inc. (a)                                      39,264      187,682
SpectraLink Corp.                                             3,392       50,541
Stratex Networks Inc. (a)                                    16,529       48,761
SureWest Communications                                       2,293       72,459
Sycamore Networks Inc. (a)                                   33,551      141,921
Symmetricom Inc. (a)                                          7,210       64,169
TALK America Holdings Inc. (a)                                4,629       35,504
Tekelec (a)                                                  10,260      186,424
Terayon Communication Systems Inc. (a)                       13,730   $   32,128
Time Warner Telecom Inc. Class A (a)                          9,074       38,020
Triton PCS Holdings Inc. Class A (a)                          5,758       25,105
UbiquiTel Inc. (a)                                           10,652       44,951
Viasat Inc. (a)                                               4,308      107,485
Westell Technologies Inc. Class A (a)                         8,128       41,453
WilTel Communications Group Inc. (b)                          4,365           --
Wireless Facilities Inc. (a)                                  8,038       79,014
Zhone Technologies Inc. (a)                                   8,001       31,204
                                                                      ----------
                                                                       6,139,603
                                                                      ----------
TEXTILES (0.12%)
Angelica Corp.                                                2,048       51,425
G&K Services Inc. Class A                                     3,246      130,457
UniFirst Corp.                                                2,175       63,271
                                                                      ----------
                                                                         245,153
                                                                      ----------
TOYS, GAMES & HOBBIES (0.21%)
Action Performance Companies Inc.                             3,283       49,475
Department 56 Inc. (a)                                        2,708       41,703
Jakks Pacific Inc. (a)                                        4,786       99,501
LeapFrog Enterprises Inc. (a)                                 4,561       90,718
RC2 Corp. (a)                                                 2,666       94,643
Topps Co. (The)                                               4,020       38,994
                                                                      ----------
                                                                         415,034
                                                                      ----------
TRANSPORTATION (1.80%)
Alexander & Baldwin Inc.                                      7,726      258,435
Arkansas Best Corp.                                           4,133      136,058
Central Freight Lines, Inc. (a)                                 103          824
Covenant Transport Inc. Class A (a)                           1,234       21,089
EGL Inc. (a)                                                  6,496      172,794
Florida East Coast Industries Inc.                            3,916      151,353
Forward Air Corp. (a)                                         3,839      143,579
Genesee & Wyoming Inc. Class A (a)                            3,798       90,013
GulfMark Offshore Inc. (a)                                    2,177       34,353
Heartland Express Inc.                                        5,636      154,201
Hub Group Inc. Class A (a)                                    1,008       34,373
Kansas City Southern Industries Inc. (a)                     11,385      176,468
Kirby Corp. (a)                                               3,940      153,266
Knight Transportation Inc. (a)                                4,825      138,622
Laidlaw International, Inc. (a)                              18,865      244,490
Landstar System Inc. (a)                                      5,416      286,344
Marten Transport Ltd. (a)                                     1,020       19,023
Offshore Logistics Inc. (a)                                   3,721      104,635
Old Dominion Freight Line Inc. (a)                            3,205       94,483
Overnite Corp.                                                5,089      149,617
Overseas Shipholding Group Inc.                               4,889      215,752
P.A.M. Transportation Services Inc. (a)                         851       16,254
Pacer International Inc. (a)                                  4,451       82,344
Quality Distribution Inc. (a)                                 1,703       18,784

                See accompanying notes to financial statements.

                      RUSSELL 2000 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                         Shares         Value
                                                       ----------   ------------
COMMON STOCKS (Cont.)

TRANSPORTATION (Cont.)
RailAmerica Inc. (a)                                        6,002   $     87,629
SCS Transportation Inc. (a)                                 2,548         67,242
Seabulk International Inc. (a)                                661          5,453
Swift Transportation Co. Inc. (a)                           9,016        161,837
U.S. Xpress Enterprises Inc. Class A (a)                      696         10,948
USF Corp.                                                   5,037        176,950
Werner Enterprises Inc.                                     8,713        183,844
                                                                    ------------
                                                                       3,591,057
                                                                    ------------
TRUCKING & LEASING (0.15%)
AMERCO (a)                                                  1,058         25,128
GATX Corp.                                                  8,956        243,603
Greenbrier Companies Inc. (The) (a)                         1,407         26,803
                                                                    ------------
                                                                         295,534
                                                                    ------------
VENTURE CAPITAL (0.01%)
Circle Group Holdings, Inc. (a)                             3,413         17,577
                                                                    ------------
WATER (0.16%)
American States Water Co.                                   3,285         76,343
California Water Service Group                              3,140         86,507
Connecticut Water Service Inc.                                968         24,839
Middlesex Water Co.                                         1,054         20,427
PICO Holdings Inc. (a)                                      1,380         26,384
SJW Corp.                                                   1,674         56,916
Southwest Water Co.                                         2,201         27,557
                                                                    ------------
                                                                         318,973
                                                                    ------------
TOTAL COMMON STOCKS
(Cost: $167,244,633)                                                 188,243,663
                                                                    ------------
EXCHANGE-TRADED FUNDS (3.17%)
iShares Russell 2000 Index Fund (c)                        53,510      6,313,645
                                                                    ------------
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $3,800,462)                                                     6,313,645
                                                                    ------------
SHORT-TERM INVESTMENTS (26.37%)

MONEY MARKET FUNDS (9.41%)
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares (c) (d)                        13,784,485     13,784,485
Barclays Global Investors Funds Prime
   Money Market Fund, Institutional
   Shares (c) (d)                                       4,351,827      4,351,827

                                                         Shares or
                                                         principal
                                                           amount       Value
                                                         ---------   -----------
BlackRock Temp Cash Money Market Fund (d)                  199,715   $   199,715
Short-Term Investment Co. - Liquid
   Assets Money Market Portfolio (d)                       383,237       383,237
                                                                     -----------
                                                                      18,719,264
                                                                     -----------
FLOATING RATE NOTES (7.13%)
Beta Finance Inc.
   1.07%, 05/04/05 (d) (e)                                $237,372       237,332
   1.13%, 10/12/04 (d) (e)                                 197,810       197,805
   1.19%, 09/15/04 (d) (e)                                 395,621       395,613
   1.27%, 03/15/05 (d) (e)                                 197,810       197,922
   1.34%, 08/23/04 (d) (e)                                 197,810       197,835
Canadian Imperial Bank of Commerce
   1.24%, 10/07/04 (d)                                     296,715       296,704
   1.38%, 11/22/04 (d)                                      98,905        98,908
   1.40%, 10/29/04 (d)                                     395,621       395,617
CC USA Inc.
   1.07%, 07/16/04 (d)                                      98,905        98,861
   1.07%, 05/04/05 (d) (e)                                 395,621       395,554
   1.24%, 07/15/04 (d) (e)                                 197,810       197,813
   1.29%, 04/15/05 (d) (e)                                 395,621       395,590
   1.51%, 02/15/05 (d) (e)                                 257,153       257,407
DEPFA Bank PLC
   1.27%, 06/15/05 (d)                                     395,621       395,621
Dorada Finance Inc.
   1.04%, 07/01/04 (d)                                     138,467       138,467
   1.24%, 08/09/04 (d)                                      98,905        98,904
   1.48%, 01/18/05 (d) (e)                                 296,715       296,707
Five Finance Inc.
   1.28%, 04/29/05 (d) (e)                                 316,496       316,470
HBOS Treasury Services PLC
   1.24%, 04/01/05 (d)                                     253,197       253,178
   1.58%, 04/22/05 (d)                                     395,621       395,621
K2 USA LLC
   1.19%, 08/16/04 (d) (e)                                  98,905        98,903
   1.26%, 09/27/04 (d) (e)                                 427,270       427,255
   1.46%, 01/12/05 (d) (e)                                 197,810       197,800
Key Bank, NA
   1.38%, 07/01/04 (d)                                     969,271       969,271
Links Finance LLC
   1.09%, 07/20/04 (d)                                     158,248       158,247
   1.18%, 04/15/05 (d) (e)                                 395,621       395,558
   1.19%, 04/25/05 (d)                                     395,621       395,831
Nationwide Building Society
   1.14%, 07/23/04 (d) (e)                                 296,715       296,715
   1.59%, 07/28/05 (d) (e)                                 395,621       395,621
   1.63%, 12/09/04 (d)                                     328,365       325,971
Nordea Bank PLC
   2.11%, 06/07/05 (d)                                     395,621       395,547

                See accompanying notes to financial statements.

                      RUSSELL 2000 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                         Principal
                                                           amount       Value
                                                         ---------   -----------
SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (Cont.)
Northern Rock PLC
   1.11%, 01/13/05 (d) (e)                               $ 375,840   $   375,840
Permanent Financing PLC
   1.13%, 03/10/05 (d)                                     395,621       395,621
   1.14%, 12/10/04 (d)                                     197,810       197,810
Sigma Finance Inc.
   1.07%, 07/01/04 (d)                                     197,810       197,810
   1.08%, 10/07/04 (d)                                     395,621       395,599
   1.09%, 07/20/04 (d)                                     197,810       197,808
   1.24%, 08/06/04 (d)                                      98,905        98,904
Tango Finance Corp.
   1.06%, 07/06/04 (d) (e)                                 118,686       118,686
   1.08%, 07/15/04 (d) (e)                                 118,686       118,685
   1.11%, 04/07/05 (d) (e)                                 145,193       145,182
   1.20%, 01/18/05 (d) (e)                                 174,073       174,063
   1.20%, 05/17/05 (d) (e)                                 328,365       328,351
   1.23%, 02/25/05 (d) (e)                                 221,548       221,519
WhistleJacket Capital LLC
   1.20%, 09/15/04 (d) (e)                                 197,810       197,802
   1.26%, 10/20/04 (d)                                      97,995        97,615
   1.32%, 02/04/05 (d) (e)                                  98,905        98,893
   1.48%, 06/15/05 (d) (e)                                 197,810       197,767
White Pine Finance LLC
   1.08%, 07/06/04 (d) (e)                                 237,372       237,372
   1.19%, 04/15/05 (d) (e)                                 296,715       296,669
   1.20%, 11/15/04 (d) (e)                                 237,372       237,372
   1.21%, 05/20/05 (d)                                     178,029       178,014
   1.21%, 06/15/05 (d) (e)                                 162,204       162,204
   1.27%, 08/26/04 (d) (e)                                 197,810       197,800
                                                                     -----------
                                                                      14,182,034
                                                                     -----------
TIME DEPOSITS (4.14%)
Abbey National Treasury Services PLC
   1.25%, 01/06/05 (d)                                     395,621       395,621
   1.33%, 02/10/05 (d)                                     197,810       197,792
   1.39%, 02/02/05 (d)                                     197,810       197,793
   1.39%, 04/08/05 (d)                                     276,934       276,902
   1.40%, 10/25/04 (d)                                     395,621       395,602
Bank of New York
   1.39%, 11/01/04 (d)                                     395,621       395,608
   1.60%, 12/03/04 (d)                                      98,905        98,884
Bank of Novia Scotia
   1.13%, 10/06/04 (d)                                     395,621       395,621
   1.24%, 10/07/04 (d)                                     296,715       296,707
   1.42%, 10/29/04 (d)                                     296,715       296,723
National City Bank (Cleveland, Ohio)
   1.17%, 06/10/05 (d)                                     197,810       197,869
   1.22%, 06/23/05 (d)                                     395,621       395,505
   1.25%, 01/06/05 (d)                                     395,621       395,631
Prudential Funding LLC
   1.60%, 12/01/04 (d)                                     197,810       196,466
SunTrust Bank
   1.38%, 07/01/04 (d)                                     791,241       791,241
Toronto-Dominion Bank
   1.22%, 03/23/05 (d)                                   $ 692,336   $   692,249
   1.34%, 02/10/05 (d)                                     158,248       158,234
   1.41%, 11/01/04 (d)                                     296,715       296,705
   1.77%, 05/10/05 (d)                                     197,810       197,793
   1.90%, 05/11/05 (d)                                     197,810       197,793
UBS Finance (Delaware)
   1.10%, 09/08/04 (d)                                     395,621       394,787
   1.11%, 12/17/04 (d)                                     593,431       590,339
   1.13%, 08/09/04 (d)                                     395,621       395,136
   1.14%, 09/29/04 (d)                                     395,621       394,498
                                                                     -----------
                                                                       8,241,499
                                                                     -----------
COMMERCIAL PAPER (3.43%)
Alpine Securitization Corp.
   1.08%, 07/06/04 (d)                                     134,511       134,491
   1.22%, 07/13/04 (d)                                     118,686       118,638
Amsterdam Funding Corp.
   1.08%, 07/07/04 (d)                                     276,934       276,885
   1.11%, 07/09/04 (d)                                     466,832       466,717
   1.18%, 07/20/04 (d)                                     148,358       148,265
   1.21%, 07/21/04 (d)                                      98,905        98,839
   1.22%, 07/19/04 (d)                                     118,686       118,614
Cantabric Finance LLC
   1.09%, 07/22/04 (d)                                     296,715       296,527
CRC Funding LLC
   1.10%, 07/07/04 (d)                                     154,292       154,264
Edison Asset Securitization
   1.06%, 07/07/04 (d)                                     197,810       197,775
   1.06%, 07/08/04 (d)                                      98,905        98,885
   1.07%, 09/21/04 (d)                                     197,810       197,329
   1.45%, 11/09/04 (d)                                     395,621       393,533
   1.59%, 12/02/04 (d)                                     395,621       392,930
Falcon Asset Securitization Corp.
   1.22%, 07/23/04 (d)                                     241,261       241,081
Galaxy Funding Inc.
   1.07%, 07/20/04 (d)                                     178,029       177,929
Grampian Funding LLC
   1.08%, 07/07/04 (d)                                     118,686       118,665
   1.26%, 10/22/04 (d)                                     395,621       394,062
   1.44%, 10/27/04 (d)                                     395,621       393,753
   1.59%, 11/30/04 (d)                                     197,810       196,482
Jupiter Securitization Corp.
   1.10%, 07/07/04 (d)                                     138,467       138,442
   1.21%, 07/19/04 (d)                                     197,810       197,691
   1.24%, 07/23/04 (d)                                     130,555       130,456
New Center Asset Trust
   1.22%, 07/19/04 (d)                                     118,686       118,614
Preferred Receivables Funding Corp.
   1.23%, 07/21/04 (d)                                     276,934       276,745
Receivables Capital Corp.
   1.07%, 07/02/04 (d)                                     164,111       164,106
   1.21%, 07/19/04 (d)                                     296,715       296,536

                See accompanying notes to financial statements.

                      RUSSELL 2000 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                       Principal
                                                        amount         Value
                                                      ----------   -------------
SHORT-TERM INVESTMENTS (Cont.)

COMMERCIAL PAPER (Cont.)
Scaldis Capital LLC
   1.21%, 07/15/04 (d)                                $  197,810   $     197,717
   1.24%, 07/19/04 (d)                                    98,905          98,844
Sydney Capital Corp.
   1.15%, 07/09/04 (d)                                    98,905          98,880
   1.25%, 10/22/04 (d)                                   131,663         131,146
Thames Asset Global Securitization No. 1 Inc.
   1.15%, 07/12/04 (d)                                    70,812          70,787
   1.24%, 07/20/04 (d)                                   296,715         296,521
                                                                   -------------
                                                                       6,832,149
                                                                   -------------
REPURCHASE AGREEMENTS (1.39%)
Banc of America Securities LLC
   1.45%, 07/01/04 (d)                                   791,241         791,241
Goldman Sachs & Co.
   1.60%, 07/01/04 (d)                                 1,978,103       1,978,103
                                                                   -------------
                                                                       2,769,344
                                                                   -------------
U.S. GOVERNMENT AGENCY NOTES (0.57%)
Federal Home Loan Mortgage Corporation
   1.28%, 08/19/04 (d)                                   158,248         157,973
   1.63%, 04/15/05 (d)                                   276,934         277,632
   2.06%, 05/31/05 (d)                                   197,229         193,459
Federal National Mortgage Association
   1.28%, 08/20/04 (d)                                   514,307         513,392
                                                                   -------------
                                                                       1,142,456
                                                                   -------------
U.S. TREASURY OBLIGATIONS (0.30%)
U.S. Treasury Bill
   1.24% (g), 09/23/04 (f)                            $  600,000   $     598,193
                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS
(Cost: $52,484,968)                                                   52,484,939
                                                                   -------------
TOTAL INVESTMENTS IN SECURITIES (124.12%)
(Cost: $223,530,063)                                                 247,042,247

Other Assets, Less Liabilities (-24.12%)                            (48,003,723)
                                                                   -------------
NET ASSETS (100.00%)                                               $ 199,038,524
                                                                   =============

(a)  Non-income earning securities.
(b) Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(c)  Issuer is an affiliate of the Master Portfolio's investment adviser. See
     Note 2.
(d) All or a portion of this security represents investments of securities lending collateral.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f) This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of futures contracts. See Note 1.
(g)  Yield to maturity.

                 See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2004
                                   (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
COMMON STOCKS (96.47%)

AUSTRALIA (4.37%)
Alumina Ltd.                                                 12,326   $   45,681
Amcor Ltd.                                                    9,971       48,653
AMP Ltd.                                                     19,755       87,745
Ansell Ltd.                                                   1,296        7,023
Aristocrat Leisure Ltd.                                       3,372       11,428
Australia and New Zealand Banking Group Ltd.                 19,326      247,271
Australian Gas & Light Co. Ltd.                               5,029       42,665
Australian Stock Exchange Ltd.                                  806        8,772
AXA Asia Pacific Holdings Ltd.                                7,605       17,908
BHP Billiton Ltd.                                            40,015      351,308
BHP Steel                                                     8,845       41,869
Boral Ltd.                                                    6,639       30,070
Brambles Industries Ltd.                                     10,080       42,381
Centro Properties Group                                       5,737       15,973
Coca-Cola Amatil Ltd.                                         5,089       24,693
Cochlear Ltd.                                                   673       10,723
Coles Myer Ltd.                                              11,634       69,938
Commonwealth Bank of Australia                               13,472      307,145
Commonwealth Property Office Fund                            14,203       11,415
Computershare Ltd.                                            4,261        9,493
CSL Ltd.                                                      2,242       35,011
CSR Ltd.                                                     12,165       18,901
Deutsche Office Trust                                         9,543        7,684
Foster's Group Ltd.                                          22,132       73,065
Futuris Corp. Ltd.                                            6,792        7,515
Gandel Retail Trust                                          13,996       13,611
General Property Trust                                       23,330       56,942
Harvey Normand Holdings Ltd.                                  4,057        8,011
Iluka Resources Ltd.                                          2,284        7,221
ING Industrial Fund                                           7,000        8,809
Insurance Australia Group Ltd.                               17,527       61,459
Investa Property Group                                       13,277       18,102
James Hardie Industries NV                                    4,218       17,708
John Fairfax Holdings Ltd.                                    8,498       22,192
Leighton Holdings Ltd.                                        1,701       10,817
Lend Lease Corp. Ltd.                                         4,076       29,335
Macquarie Bank Ltd.                                           2,366       56,118
Macquarie Goodman Industrial Trust                           15,736       18,514
Macquarie Infrastructure Group                               20,733       47,872
Mayne Group Ltd.                                              7,357       17,564
Mirvac Group                                                  7,383       22,216
National Australia Bank Ltd.                                 16,110      336,313
Newcrest Mining Ltd.                                          3,325       32,113
News Corp. Ltd.                                              14,547      128,985
OneSteel Ltd.                                                 3,726        6,503
Orica Ltd.                                                    2,655       28,082
Origin Energy Ltd.                                            6,579       25,979
Pacific Brands, Ltd. (a) (a)                                  4,323        8,073
PaperlinX Ltd.                                                5,137       17,450
Patrick Corp. Ltd.                                            4,684       17,514
Perpetual Trustees Australia, Ltd.                              443       14,566
Publishing & Broadcasting Ltd.                                1,440       12,952
QBE Insurance Group Ltd.                                      7,227   $   64,848
Rinker Group Ltd.                                             9,907       55,908
Rio Tinto Ltd.                                                3,332       84,103
Santos Ltd.                                                   5,518       26,757
Sonic Healthcare Ltd.                                         2,687       17,152
Southcorp Ltd. (a)                                            5,445       11,964
Stockland Trust Group                                        13,486       48,849
Suncorp-Metway Ltd.                                           6,036       60,062
TAB Ltd.                                                      4,722       16,239
TABCORP Holdings Ltd.                                         4,883       48,710
Telstra Corp. Ltd.                                           23,797       83,736
Toll Holdings Ltd.                                            3,390       25,466
Transurban Group                                              5,702       19,440
Wesfarmers Ltd.                                               3,830       78,883
Westfield Holdings Ltd.                                       4,405       47,521
Westfield Trust                                              24,213       74,681
Westpac Banking Corp.                                        19,130      235,724
WMC Resources Ltd.                                           12,545       43,282
Woodside Petroleum Ltd.                                       4,752       55,476
Woolworths Ltd.                                              10,979       87,566
                                                                      ----------
                                                                       3,805,718
                                                                      ----------
AUSTRIA (0.29%)
Bank Austria Creditanstalt                                      359       21,142
Boehler-Uddeholm AG                                             121       10,074
Erste Bank der Oesterreichischen Sparkassen AG                  289       45,552
Flughafen Wien AG                                               104        6,014
Immofinanz Immobillien Anlagen AG (a)                         2,624       21,276
Mayr-Melnhof Karton AG                                           48        6,213
Oesterreichische Elektrizitaetswirtschafts AG Class A           100       17,618
OMV AG                                                          144       28,151
RHI AG (a)                                                      193        4,365
Telekom Austria AG                                            3,081       47,126
VA Technologie AG (a)                                           142        8,027
Voest-Alpine AG                                                 294       14,522
Wienberger AG                                                   631       22,071
                                                                      ----------
                                                                         252,151
                                                                      ----------
BELGIUM (1.12%)
AGFA Gevaert NV                                               1,114       27,730
Barco NV                                                        165       14,929
Bekaert NV                                                      182       10,509
Belgacom SA (a)                                               1,600       48,903
Cofinimmo                                                        61        8,263
Colruyt NV                                                      226       28,021
Compagnie Maritime Belge SA                                      59        7,176
Delhaize-Le Lion SA                                             777       39,954
Dexia Group                                                   6,682      111,391
D'Ieteren NV SA                                                  31        6,563
Electrabel SA                                                   290       93,221

                 See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
COMMON STOCKS (Cont.)

BELGIUM (Cont.)
Fortis                                                       12,360   $  275,447
Groupe Bruxelles Lambert SA                                     695       44,654
Interbrew SA                                                  1,559       49,793
KBC Bankverzekeringsholding NV                                1,068       61,671
Mobistar SA (a)                                                 307       19,229
Omega Pharma SA                                                 239       12,159
Solvay SA                                                       668       54,722
UCB SA                                                          939       43,892
Umicore Mines SA                                                302       19,100
                                                                      ----------
                                                                         977,327
                                                                      ----------
DENMARK (0.75%)
AP Moller - Maersk A/S (a)                                       12       82,891
Bang & Olufsen A/S Class B                                      120        6,620
Carlsberg A/S Class B                                           333       17,662
Coloplast A/S                                                   133       12,580
Danisco A/S                                                     540       27,930
Danske Bank A/S                                               4,886      116,144
De Sammensluttede Vognmaend                                     201        9,660
East Asiatic Co. Ltd. A/S (The)                                 185        8,601
FLS Industries A/S Class B (a)                                  535        7,560
GN Store Nord A/S                                             2,349       20,845
Group 4 Falck A/S                                               797       20,562
H. Lundbeck A/S                                                 813       17,781
ISS A/S                                                         468       23,194
Kobenhavns Lufthavne A/S                                         56        8,188
NKT Holding A/S                                                  90        1,832
Novo Nordisk A/S Class B                                      2,707      139,969
Novozymes A/S Class B                                           565       25,560
TDC A/S                                                       1,374       44,938
Topdanmark A/S (a)                                              281       16,659
Vestas Wind Systems A/S (a)                                   1,792       26,466
William Demant Holding (a)                                      358       13,598
                                                                      ----------
                                                                         649,240
                                                                      ----------
FINLAND (1.39%)
Amer Group Ltd.                                                 283       14,786
Elisa OYJ Class A (a)                                         1,543       20,700
Fortum OYJ                                                    3,578       45,833
KCI Konecranes OYJ                                              208        7,745
Kesko OYJ Class B                                               699       13,895
Kone Corp. Class B                                              387       23,452
Metso Corp.                                                   1,231       15,675
Nokia OYJ                                                    51,464      746,876
Nokian Renkaat OYJ                                               84        8,209
Orion-Yhtyma OYJ Class B                                        424       10,913
Outokumpu OYJ                                                   796       12,764
Pohjola Group PLC Class D                                       837        8,638
Rautaruukki OYJ                                                 830        6,718
Sampo OYJ Class A                                             3,185       31,050
Stora Enso OYJ Class R                                        6,568       89,270
TietoEnator OYJ                                                 953       29,025
UPM-Kymmene OYJ                                               5,694   $  108,768
Uponor OYJ                                                      251        8,274
Wartsila OYJ Class B                                            318        7,136
                                                                      ----------
                                                                       1,209,727
                                                                      ----------
FRANCE (9.10%)
Accor SA                                                      1,983       84,105
Air France                                                    1,396       23,956
Alcatel SA (a)                                               13,169      205,136
Alstom (a)                                                   14,212       16,117
Arcelor                                                       4,029       68,060
Atos Origin SA (a)                                              492       31,834
Autoroutes du Sud de la France SA                               849       33,809
Aventis SA                                                    7,289      552,673
AXA                                                          14,346      318,306
BIC SA                                                          368       16,440
BNP Paribas SA                                                8,708      538,626
Bouygues SA                                                   2,199       74,004
Business Objects SA (a)                                         887       20,107
Cap Gemini SA (a)                                             1,371       55,399
Carrefour SA                                                  6,164      300,622
CNP Assurances                                                  389       22,626
Compagnie de Saint-Gobain SA                                  3,346      167,908
Compagnie Generale des Etablissements Michelin Class B        1,571       87,371
Credit Agricole SA                                            7,023      171,786
Dassault Systemes SA                                            610       28,461
Essilor International SA                                      1,051       68,842
Etablissements Economiques du Casino Guichard-Perrachon SA      325       29,453
European Aeronautic Defence and Space Co.                     2,539       71,166
France Telecom SA                                            11,948      313,487
Gecina SA                                                       338       26,652
Groupe Danone                                                 2,604      228,058
Hermes International                                            110       22,056
Imerys SA                                                       328       19,172
Klepierre                                                       202       13,855
Lafarge SA                                                    1,792      160,741
Lagardere S.C.A                                               1,356       85,211
L'Air Liquide SA                                              1,191      197,903
L'Oreal SA                                                    3,222      258,597
LVMH Moet Hennessy Louis Vuitton SA                           2,609      189,878
Pernod-Ricard SA                                                564       72,395
Pinault-Printemps-Redoute SA                                    722       74,553
PSA Peugeot Citroen                                           1,846      103,303
Publicis Groupe                                               1,049       31,257
Renault SA                                                    1,987      152,089
Sagem SA                                                        198       22,132
Sanofi-Synthelabo SA                                          3,957      251,772
Schneider Electric SA                                         2,218      152,151
Societe Generale Class A                                      3,527      301,580

                See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
COMMON STOCKS (Cont.)

FRANCE (Cont.)
Societe Television Francaise 1                                1,216   $   38,526
Sodexho Alliance SA                                           1,041       27,578
STMicroelectronics NV                                         6,308      139,268
Suez SA                                                       8,509      178,284
Technip-Coflexip SA                                             208       28,326
Thales/Ex Thomson CSF                                           903       33,210
Thomson SA                                                    2,704       53,699
Total SA                                                      6,281    1,203,870
Union du Credit Bail Immobilier                                 447       46,365
Valeo SA                                                        767       32,133
Veolia Environment                                            3,030       85,989
Vinci SA                                                        749       75,774
Vivendi Universal SA (a)                                     10,872      303,775
Zodiac SA                                                       551       18,819
                                                                      ----------
                                                                       7,929,265
                                                                      ----------
GERMANY (6.33%)
Adidas-Salomon AG                                               465       55,795
Allianz AG                                                    3,318      361,833
Altana AG                                                       709       42,851
BASF AG                                                       5,740      309,140
Bayer AG                                                      6,975      202,484
Bayerische Hypo-Und Vereinsbank AG (a)                        6,273      112,394
Beiersdorf AG                                                   165       19,351
Celesio AG                                                      378       22,660
Commerzbank AG (a)                                            5,566       98,732
Continental AG                                                1,492       72,398
DaimlerChrysler AG Registered                                 9,256      435,034
Deutsche Bank AG                                              5,621      444,456
Deutsche Boerse AG                                            1,142       58,294
Deutsche Lufthansa AG (a)                                     2,395       32,834
Deutsche Post AG                                              4,849      105,424
Deutsche Telekom AG (a)                                      27,125      478,749
Douglas Holding AG                                              411       11,812
E.ON AG                                                       6,664      483,348
Epcos AG (a)                                                    513       10,819
Fresenius Medical Care AG                                       384       28,655
Heidelberger Zement AG                                          643       32,188
Hypo Real Estate Holding AG (a)                               1,431       42,206
Infineon Technologies AG (a)                                  6,920       93,546
Karstadtquelle AG                                               362        7,928
Linde AG                                                        863       47,775
MAN AG                                                        1,091       40,068
Merck KGaA                                                      521       31,525
Metro AG                                                      1,559       74,339
MLP AG                                                          686       10,212
Muenchener Rueckversicherungs- Gesellschaft AG                1,864      203,493
Puma AG                                                         178       45,511
RWE AG                                                        4,234      200,332
SAP AG                                                        2,198      366,846
Schering AG                                                   1,891   $  112,010
Siemens AG                                                    8,597      623,402
Suedzucker AG                                                   530       10,453
ThyssenKrupp AG                                               3,433       58,942
TUI AG                                                        1,205       23,176
Volkswagen AG                                                 2,355      100,158
                                                                      ----------
                                                                       5,511,173
                                                                      ----------
GREECE (0.45%)
Alpha Bank AE                                                 2,232       57,026
Bank of Piraeus                                               1,924       22,565
Coca-Cola Hellenic Bottling Co. SA                              840       19,691
Commercial Bank of Greece                                       720       18,829
Cosmote Mobile Telecommunication SA                           1,120       17,647
EFG Eurobank Ergasias                                         2,040       44,643
Folli-Follie SA                                                 100        3,201
Germanos SA                                                     280        8,112
Greek Organization of Football Prognostics                    1,760       33,373
Hellenic Copper & Aluminum Industry SA                        1,160        8,364
Hellenic Duty Free Shops SA                                      70        1,338
Hellenic Petroleum SA                                         1,038        8,696
Hellenic Technodomiki Tev SA                                    620        2,648
Hellenic Telecommunications Organization SA                   2,730       35,631
Intracom SA Foreign                                           1,000        4,378
National Bank of Greece SA                                    2,562       55,975
Public Power Corp.                                            1,284       30,743
Technical Olympic SA                                            700        2,948
Titan Cement Co. SA                                             600       14,160
                                                                      ----------
                                                                         389,968
                                                                      ----------
HONG KONG (1.51%)
ASM Pacific Technology Ltd.                                   2,000        7,518
Bank of East Asia Ltd.                                       15,200       43,519
BOC Hong Kong Holdings Ltd.                                  39,500       67,651
Cathay Pacific Airways Ltd.                                   9,000       17,063
Cheung Kong (Holdings) Ltd.                                  16,000      118,265
Cheung Kong Infrastructure Holdings Ltd.                      5,000       12,111
CLP Holdings Ltd.                                            19,700      107,954
Esprit Holdings Ltd.                                          7,500       33,722
Giordano International Ltd.                                  16,000       10,138
Hang Lung Properties Ltd.                                    12,000       15,501
Hang Seng Bank Ltd.                                           8,100      104,136
Henderson Land Development Co. Ltd.                           8,000       34,549
Hong Kong & China Gas Co. Ltd.                               39,672       65,654
Hong Kong Exchanges & Clearing Ltd.                          10,000       20,551
Hongkong Electric Holdings Ltd.                              15,000       62,276
Hopewell Holdings Ltd.                                        9,000       18,136
Hutchison Whampoa Ltd.                                       22,700      155,379

                See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                             Shares      Value
                                                             ------   ----------
COMMON STOCKS (Cont.)

HONG KONG (Cont.)
Hysan Development Co. Ltd.                                    7,000   $   10,434
Johnson Electric Holdings Ltd.                               15,000       15,334
Kerry Properties, Ltd.                                        5,000        7,622
Kingboard Chemical Holdings Co., Ltd.                         4,000        6,980
Li & Fung Ltd.                                               16,000       23,454
MTR Corp. Ltd.                                               16,000       24,235
New World Development Co. Ltd.                               26,600       19,700
PCCW Ltd. (a)                                                35,118       24,206
SCMP Group Ltd.                                              14,000        5,596
Shangri-La Asia Ltd.                                         10,000        9,754
Sino Land Co. Ltd.                                           12,000        6,707
SmarTone Telecommunications Holdings Ltd.                       500          549
Sun Hung Kai Properties Ltd.                                 14,000      115,244
Swire Pacific Ltd. Class A                                   10,000       65,073
Techtronic Industries Co.                                     8,000       12,783
Television Broadcasts Ltd.                                    3,000       12,909
Texwinca Holdings Ltd.                                       10,000        7,903
Wharf Holdings Ltd.                                          14,000       40,282
Yue Yen Industrial (Holdings) Ltd.                            5,000       12,202
                                                                      ----------
                                                                       1,315,090
                                                                      ----------
IRELAND (0.83%)
Allied Irish Banks PLC                                        9,094      140,994
Bank of Ireland                                              10,295      138,032
CRH PLC                                                       5,711      121,217
DCC PLC                                                         992       18,176
Depfa Bank PLC                                                3,951       57,825
Elan Corporation PLC (a)                                      4,117      101,971
Fyffes PLC                                                    3,720        7,812
Grafton Group PLC (a)                                         2,162       17,277
Greencore Group PLC                                           1,824        7,069
Independent News & Media PLC                                  6,135       14,693
Irish Life & Permanent PLC                                    3,076       47,535
Kerry Group PLC Class A                                       1,424       30,245
Ryanair Holdings PLC (a)                                      3,664       20,504
                                                                      ----------
                                                                         723,350
                                                                      ----------
ITALY (3.61%)
Alleanza Assicurazioni SpA                                    5,098       58,456
Arnoldo Mondadori Editore SpA                                 1,396       13,272
Assicurazioni Generali SpA                                   10,174      275,678
Autogrill SpA (a)                                             1,209       17,201
Autostrade SpA                                                2,087       41,139
Banca Antonveneta SpA (a)                                     2,530       52,216
Banca Fideuram SpA                                            3,651       20,595
Banca Intesa SpA                                             34,211      134,310
Banca Monte dei Paschi di Siena SpA                          11,623       37,365
Banca Nazionale del Lavoro SpA (a)                           13,256       30,972
Banca Popolare di Milano SCRL                                 3,632       23,431
Banca Popolare di Verona e Novara SCRL                        3,945       68,029
Banche Popolari Unite SCRL                                    3,475   $   57,873
Benetton Group SpA                                              380        4,369
Bulgari SpA                                                   1,568       15,948
Capitalia SpA                                                14,820       46,614
Edison SpA (a)                                                7,546       13,105
Enel SpA                                                     26,251      211,248
Eni SpA                                                      27,996      558,465
Fiat SpA (a)                                                  5,702       47,971
FinecoGroup SpA (a)                                           1,796       11,384
Finmeccanica SpA                                             60,801       48,578
Gruppo Editoriale L'Espresso SpA                              1,559        9,430
Italcementi SpA                                               1,048       14,074
Luxottica Group SpA                                           1,433       24,032
Mediaset SpA                                                  6,436       73,729
Mediobanca SpA                                                4,918       60,108
Mediolanum SpA                                                2,298       14,710
Pirelli & Co. SpA                                            18,020       18,702
Riunione Adriatica di Sicurta SpA                             3,094       56,366
Sanpaolo IMI SpA                                             10,374      125,682
Seat Pagine Gaille SpA (a)                                   45,038       18,985
Snam Rete Gas SpA                                            10,158       43,749
Telecom Italia Media SpA (a)                                 15,616        6,452
Telecom Italia Mobile SpA                                    40,280      229,368
Telecom Italia SpA                                           88,066      275,115
Telecom Italia SpA RNC                                       61,826      137,147
Tiscali SpA (a)                                               2,387       10,788
Unicredito Italiano SpA                                      47,499      235,642
                                                                      ----------
                                                                       3,142,298
                                                                      ----------
JAPAN (23.32%)
Acom Co. Ltd.                                                   750       49,313
Aderans Co. Ltd.                                                400        8,631
Advantest Corp.                                                 700       47,479
AEON Co. Ltd.                                                 2,600      105,452
AEON Credit Service Co. Ltd.                                    300       20,134
AIFUL Corp.                                                     450       47,473
Aisin Seiki Co., Ltd.                                         1,600       33,536
Ajinomoto Co. Inc.                                            6,000       72,652
Alfresa Holdings Corp.                                          200       11,177
All Nippon Airways Co. Ltd.                                   4,000       13,140
Alps Electric Co. Ltd.                                        2,000       28,767
Amada Co. Ltd.                                                4,000       26,643
Amano Corp.                                                   1,000        8,957
Anritsu Corp.                                                 1,000        6,583
Aoyama Trading Co. Ltd.                                         700       19,064
Ariake Japan Co. Ltd.                                           220        6,593
Asahi Breweries Ltd.                                          3,900       43,277
Asahi Glass Co. Ltd.                                          8,000       83,908
Asahi Kasei Corp.                                            13,000       67,870
Asatsu-DK Inc.                                                  200        5,220
Autobacs Seven Co. Ltd.                                         400       13,128
Bandai Co. Ltd.                                                 800       21,852

                 See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                               Shares     Value
                                                               ------   --------
COMMON STOCKS (Cont.)

JAPAN (Cont.)
Bank of Fukuoka Ltd.                                            6,000   $ 35,879
Bank of Yokohama Ltd.                                          11,000     69,276
Bellsystem24 Inc.                                                  30      6,342
Benesse Corp.                                                     600     19,753
Bridgestone Corp.                                               7,000    132,640
C&S Co., Ltd.                                                     400     10,679
Canon Inc.                                                      8,900    474,258
Capcom Co. Ltd.                                                   500      5,536
Casio Computer Co. Ltd.                                         2,000     30,526
Central Glass Co. Ltd.                                          2,000     17,047
Central Japan Railway Co.                                          11     94,130
Chiba Bank Ltd. (The)                                           8,000     49,318
Chubu Electric Power Co. Inc.                                   7,000    148,248
Chugai Pharmaceutical Co. Ltd.                                  2,900     45,718
Citizen Watch Co. Ltd.                                          3,000     34,273
Coca Cola West Japan Co. Ltd.                                     300      7,443
COMSYS Holdings Corp.                                           1,000      8,191
Credit Saison Co. Ltd.                                          1,400     42,347
CSK Corp.                                                         700     34,316
Dai Nippon Printing Co. Ltd.                                    7,000    112,641
Daicel Chemical Industries Ltd.                                 3,000     15,806
Daiichi Pharmaceutical Co. Ltd.                                 2,400     43,110
Daikin Industries Ltd.                                          2,000     54,134
Daimaru Inc. (The)                                              2,000     18,286
Dainippon Ink & Chemical Inc.                                   7,000     18,103
Dainippon Screen Manufacturing Co. Ltd.                         2,000     11,934
Daito Trust Construction Co. Ltd.                                 900     34,795
Daiwa House Industry Co. Ltd.                                   5,000     58,366
Daiwa Securities Group Inc.                                    13,000     94,133
Denki Kagaku Kogyo Kabushiki Kaisha                             4,000     14,328
Denso Corp.                                                     5,800    136,293
DENTSU Inc.                                                        15     38,980
Dowa Mining Co. Ltd.                                            3,000     17,908
East Japan Railway Co.                                             36    203,125
Ebara Corporation                                               3,000     14,824
Eisai Co. Ltd.                                                  2,600     75,207
FamilyMart Co. Ltd.                                               800     26,249
Fanuc Ltd.                                                      1,500     90,510
Fast Retailing Co. Ltd.                                           600     49,017
Fuji Electric Holdings Co. Ltd.                                 5,000     13,605
Fuji Photo Film Co. Ltd.                                        5,000    157,838
Fuji Soft ABC Inc.                                                300     11,854
Fuji Television Network Inc.                                        8     18,497
Fujikura Ltd.                                                   4,000     22,757
Fujisawa Pharmaceutical Co. Ltd.                                2,900     69,355
Fujitsu Ltd.                                                   18,000    128,424
Furukawa Electric Co. Ltd. (a)                                  7,000     30,151
Goodwill Group (The), Inc.                                          3      7,861
Gunma Bank Ltd.                                                 4,000     20,274
Gunze Ltd.                                                      3,000     15,637
Hankyu Department Stores Inc.                                   1,000      8,781
Heavy Industries Co. Ltd.                                      14,000     23,245
Hino Motors Ltd.                                                2,000   $ 14,612
Hirose Electric Co. Ltd.                                          300     33,284
Hitachi Cable Ltd.                                              2,000      9,558
Hitachi Chemical Company Ltd.                                   1,000     16,584
Hitachi Construction Machinery Co., Ltd.                        1,000     11,946
Hitachi Credit Corp.                                              500      9,366
Hitachi Ltd.                                                   34,000    236,581
Hitachi Software Engineering Co. Ltd.                             200      4,705
Hokkaido Electric Power Co., Inc.                               1,700     30,297
Hokugin Financial Group Inc.                                    8,000     20,778
Honda Motor Co. Ltd.                                            8,300    403,527
House Foods Corp.                                                 800     11,366
Hoya Corp.                                                      1,200    126,600
Isetan Co. Ltd.                                                 1,600     23,185
Ishihara Sangyo Kaisha Ltd. (a)                                 4,000      8,896
Ito En Ltd.                                                       300     14,292
Itochu Corp. (a)                                               14,000     63,444
Itochu Techno-Science Corp.                                       400     17,213
Ito-Yokado Co. Ltd.                                             4,000    172,598
JAFCO Co. Ltd.                                                    300     23,154
Japan Airlines System Corp. (a)                                 7,000     22,530
Japan Real Estate Investment Corp.                                  2     14,007
Japan Retail Fund Investment Corp.                                  2     13,843
Japan Tobacco Inc.                                                 10     78,076
JFE Holdings Inc.                                               5,700    140,988
JGC Corp.                                                       2,000     19,459
Joyo Bank Ltd.                                                  7,000     31,283
JSR Corp.                                                       1,800     34,137
Kajima Corp.                                                   10,000     37,321
Kaken Pharmaceutical Co. Ltd.                                   1,000      5,882
Kamigumi Co. Ltd.                                               3,000     21,893
Kanebo Ltd. (a)                                                 7,000      6,540
Kaneka Corp.                                                    3,000     28,498
Kansai Electric Power Co. Inc.                                  7,500    137,106
Kansai Paint Co., Ltd.                                          2,000     12,310
Kao Corp.                                                       6,000    145,684
Katokichi Co. Ltd.                                                400      8,019
Kawasaki Heavy Industries Ltd.                                 13,000     21,104
Kawasaki Kisen Kaisha Ltd.                                      6,000     30,535
Keihin Electric Express Railway Co. Ltd.                        4,000     25,119
Keio Electric Railway Co. Ltd.                                  5,000     28,712
Keyence Corp.                                                     350     80,626
Kikkoman Corp.                                                  1,000      8,647
Kinden Corp.                                                    2,000     12,555
Kintetsu Corp.                                                 16,000     61,080
Kirin Brewery Co. Ltd.                                          7,000     69,555
Kobe Steel, Ltd.                                               24,000     36,201
Kokuyo Co. Ltd.                                                   500      6,328
Komatsu Ltd.                                                   10,000     61,152
Komori Corp.                                                    1,000     16,622
Konami Company Ltd.                                             1,000     25,669
Konica Minolta Holdings Inc.                                    4,500     62,808

                See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                               Shares     Value
                                                               ------   --------
COMMON STOCKS (Cont.)

JAPAN (Cont.)
Koyo Seiko Co. Ltd.                                             1,000   $ 11,978
Kubota Corp.                                                   11,000     58,792
Kuraray Co. Ltd.                                                4,000     32,924
Kuraya Sanseido, Inc.                                             900     13,697
Kurita Water Industries Ltd.                                    1,100     15,128
Kyocera Corp.                                                   1,800    154,576
Kyowa Hakko Kogyo Co. Ltd.                                      4,000     29,084
Kyushu Electric Power Co. Inc.                                  4,100     76,646
Lawson Inc.                                                       600     24,910
Leopalace21 Corp.                                               1,000     18,895
Mabuchi Motor Co. Ltd.                                            300     22,368
Makita Corp.                                                    1,000     15,048
Marubeni Corp.                                                 14,000     34,629
Marui Co. Ltd.                                                  3,400     46,298
Matsumotokiyoshi Co. Ltd.                                         400     12,155
Matsushita Electric Industrial Co. Ltd.                        24,000    343,826
Matsushita Electric Works Ltd.                                  3,400     31,023
Meiji Dairies Corp.                                             2,000     11,148
Meiji Seika Kaisha Ltd.                                         4,000     17,880
Meitec Corp.                                                      400     15,895
Millea Holdings Inc.                                               16    238,977
Minebea Co. Ltd.                                                4,000     18,807
Mitsubishi Chemical Corp.                                      18,000     48,090
Mitsubishi Corp.                                               12,000    117,250
Mitsubishi Electric Corp.                                      18,000     89,437
Mitsubishi Estate Co. Ltd.                                     11,000    137,909
Mitsubishi Gas Chemical Co. Inc.                                3,000     12,516
Mitsubishi Heavy Industries Ltd.                               31,000     84,614
Mitsubishi Logistics Corp.                                      1,000      9,570
Mitsubishi Materials Corp.                                     10,000     22,586
Mitsubishi Rayon Co.                                            7,000     27,421
Mitsubishi Tokyo Financial Group Inc.                              49    458,627
Mitsui & Co. Ltd.                                              14,000    105,713
Mitsui Chemicals Inc.                                           6,000     30,235
Mitsui Engineering & Shipbuilding Co. Ltd.                      6,000     10,565
Mitsui Fudosan Co. Ltd.                                         8,000     96,862
Mitsui Mining & Smelting Co. Ltd.                               7,000     32,946
Mitsui O.S.K. Lines Ltd.                                       10,000     53,072
Mitsui Sumitomo Insurance Co. Ltd.                             14,000    133,095
Mitsui Trust Holdings Inc.                                      6,000     44,488
Mitsukoshi Ltd.                                                 4,000     22,394
Mitsumi Electric Co. Ltd.                                         500      5,852
Mizuho Financial Group Inc.                                        81    371,166
Murata Manufacturing Co. Ltd.                                   2,400    138,167
Namco Ltd.                                                        500     14,101
NEC Corp.                                                      17,000    121,123
NEC Electronics Corp.                                             400     24,935
Net One Systems Co. Ltd.                                            6     23,556
NGK Insulators Ltd.                                             3,000     24,371
NGK Spark Plug Co. Ltd.                                         2,000     19,306
Nichii Gakkan Co.                                                 250     11,420
Nichirei Corp.                                                  2,000      7,081
Nidec Corp.                                                       500   $ 51,620
Nikko Cordial Corp.                                            15,000     73,343
Nikon Corp.                                                     3,000     34,122
Nintendo Co. Ltd.                                               1,100    128,253
Nippon Building Fund Inc.                                           2     14,480
Nippon Express Co. Ltd.                                         8,000     47,327
Nippon Kayaku Co. Ltd.                                          2,000     11,037
Nippon Light Metal Co., Ltd.                                    4,000      9,580
Nippon Meat Packers Inc.                                        2,000     24,814
Nippon Mining Holdings Inc.                                     6,000     29,942
Nippon Oil Corp.                                               14,000     89,064
Nippon Sanso Corp.                                              2,000     10,763
Nippon Sheet Glass Co. Ltd.                                     4,000     15,998
Nippon Shokubai Co Ltd.                                         1,000      8,016
Nippon Steel Corp.                                             66,000    139,934
Nippon Telegraph & Telephone Corp.                                 57    305,749
Nippon Unipac Holding                                               9     47,419
Nippon Yusen Kabushiki Kaisha                                  10,000     46,434
Nishimatsu Construction Co. Ltd.                                2,000      7,017
Nissan Chemical Industries Ltd.                                 2,000     16,210
Nissan Motor Co. Ltd.                                          26,900    300,632
Nisshin Seifun Group Inc.                                       2,000     20,472
Nisshin Steel Co., Ltd.                                         8,000     16,322
Nisshinbo Industries Inc.                                       2,000     15,158
Nissho Iwai-Nichimen Holdings Corp. (a)                         2,000     10,242
Nissin Food Products Co. Ltd.                                     800     20,709
Nitori Co, Ltd.                                                   150      9,458
Nitto Denko Corp.                                               1,800     93,140
NOK Corp.                                                       1,000     37,261
Nomura Holdings Inc.                                           20,000    299,414
Nomura Research Institute Ltd.                                    200     21,465
NSK Ltd.                                                        4,000     20,059
NTN Corp.                                                       4,000     20,404
NTT Data Corp.                                                     13     42,420
NTT DoCoMo Inc.                                                   215    388,920
Obayashi Corp.                                                  6,000     32,479
OBIC Co. Ltd.                                                     100     21,419
Odakyu Electric Railway Co. Ltd.                                6,000     32,673
Oji Paper Co. Ltd.                                              9,000     58,149
Oki Electric Industry Co. Ltd. (a)                              5,000     20,355
Okumura Corp.                                                   2,000     10,542
Olympus Corp.                                                   3,000     57,154
Omron Corp.                                                     2,100     49,430
Onward Kashiyama Co. Ltd.                                       2,000     32,257
Oracle Corp. Japan                                                300     16,822
Oriental Land Co. Ltd.                                            500     32,953
ORIX Corp.                                                        900    103,834
Osaka Gas Co. Ltd.                                             22,000     61,327
Pioneer Corp.                                                   1,700     44,380
Promise Co. Ltd.                                                  900     60,622
Q.P. Corp.                                                      1,200     10,430
Rakuten, Inc.                                                       4     30,890

                See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                             Shares     Value
                                                             ------   ----------
COMMON STOCKS  (Cont.)

JAPAN  (Cont.)
Resona Holdings Inc. (a)                                     48,000   $   86,542
Ricoh Corp. Ltd.                                              7,000      150,429
Rinnai Corp.                                                    300        9,166
Rohm Co. Ltd.                                                 1,100      133,164
Ryohin Keikaku Co., Ltd.                                        300       15,617
SAIZERIYA Co. Ltd.                                              500        6,903
Sammy Corp.                                                     400       19,198
Sanden Corp.                                                  1,000        6,286
Sanken Electric Co., Ltd.                                     1,000       13,189
Sankyo Co. Ltd.                                               4,000       87,156
Sankyo Co. Ltd. Gunma                                           500       20,502
Sanwa Shutter Corp.                                           2,000       10,720
Sanyo Electric Co. Ltd.                                      16,000       66,321
Sapporo Breweries Ltd.                                        3,000       11,060
Secom Co. Ltd.                                                2,500      107,134
Sega Corp. (a)                                                1,300       16,773
Seiko Epson Corp.                                             1,000       36,752
Seino Transportation Co. Ltd.                                 1,000       10,394
Sekisui Chemical Co. Ltd.                                     4,000       34,013
Sekisui House Ltd.                                            5,000       56,067
Seven-Eleven Japan Co. Ltd.                                   4,000      131,917
77 Bank Ltd. (The) (a)                                        4,000       27,414
Sharp Corp.                                                  10,000      161,257
Shimachu Company Ltd.                                           600       16,328
Shimamura Co. Ltd.                                              200       17,435
Shimano Inc.                                                    800       19,139
Shimizu Corp.                                                 5,000       22,774
Shin-Etsu Chemical Co. Ltd.                                   3,800      137,330
Shinsei Bank, Ltd.                                            6,000       38,498
Shionogi & Co. Ltd.                                           3,000       51,884
Shiseido Co. Ltd.                                             4,000       50,737
Shizuoka Bank Ltd.                                            6,000       53,356
Showa Denko K.K.                                             12,000       30,311
Showa Shell Sekiyu K.K.                                       1,500       13,549
Skylark Co.                                                     700       14,116
SMC Corp.                                                       600       65,596
Snow Brand Milk Products Co. Ltd. (a)                         2,000        6,794
Softbank Corp.                                                2,400      107,077
Sompo Japan Insurance Inc.                                    8,000       82,531
Sony Corp.                                                    9,900      376,146
Stanley Electric Co. Ltd.                                     1,600       26,961
Sumitomo Bakelite Co. Ltd.                                    2,000       14,095
Sumitomo Chemical Co. Ltd.                                   14,000       65,883
Sumitomo Corp.                                                9,000       65,853
Sumitomo Electric Industries Ltd.                             7,000       72,091
Sumitomo Heavy Industries Ltd. (a)                            5,000       15,790
Sumitomo Metal Industries Ltd. (1)                           38,000       45,374
Sumitomo Metal Mining Co. Ltd.                                6,000       39,480
Sumitomo Mitsui Financial Group Inc.                             44      303,474
Sumitomo Osaka Cement Co. Ltd.                                3,000        8,325
Sumitomo Realty & Development Co. Ltd.                        4,000       49,956
Sumitomo Trust & Banking Co. Ltd. (The)                      12,000   $   86,333
Suruga Bank Ltd. (The)                                        2,000       15,451
Suzuken Co. Ltd.                                                480       15,007
T&D Holdings Inc. (a)                                         1,700       85,235
Taiheiyo Cement Corp.                                         8,000       20,068
Taisei Corp.                                                  9,000       34,181
Taisho Pharmaceutical Co. Ltd.                                2,000       44,636
Taiyo Yuden Co. Ltd.                                          1,000       14,253
Takara Holdings Inc.                                          2,000       16,216
Takashimaya Co. Ltd.                                          3,000       34,920
Takeda Chemical Industries Ltd.                               9,600      424,364
Takefuji Corp.                                                  670       48,947
Takuma Co. Ltd.                                               1,000        7,232
TDK Corp.                                                     1,300       99,286
Teijin Ltd.                                                   8,000       30,117
Teikoku Oil Co. Ltd.                                          2,000       10,831
Terumo Corp.                                                  1,800       45,480
THK Co. Ltd.                                                    900       17,209
TIS Inc.                                                        400       17,186
Tobu Railway Co. Ltd.                                         7,000       30,795
Toda Corp.                                                    2,000        8,248
Toho Co. Ltd.                                                 1,300       18,955
Tohoku Electric Power Co. Inc.                                4,300       72,644
Tokyo Broadcasting System                                       700       12,408
Tokyo Electric Power Co. Inc. (The)                          12,200      277,504
Tokyo Electron Ltd.                                           1,800      102,327
Tokyo Gas Co. Ltd.                                           27,000       96,184
Tokyo Style Co. Ltd.                                          1,000       11,465
Tokyu Corp.                                                  11,000       56,662
Tokyu Land Corp.                                              4,000       12,928
TonenGeneral Sekiyu K.K.                                      3,000       25,801
Toppan Printing Co. Ltd.                                      6,000       68,541
Toray Industries Inc.                                        13,000       61,739
Toshiba Corp.                                                32,000      130,004
Tosoh Corporation                                             4,000       14,526
Tostem Inax Holding Corp.                                     3,000       65,066
TOTO Ltd.                                                     3,000       31,840
Toyo Seikan Kaisha Ltd.                                       2,000       34,649
Toyo Suisan Kaisha Ltd.                                       1,000       13,197
Toyobo Co. Ltd.                                               5,000       12,612
Toyoda Gosei Co. Ltd.                                           500       11,908
Toyota Industries Corporation                                 2,000       48,309
Toyota Motor Corp.                                           31,000    1,264,412
Trend Micro Inc.                                              1,000       44,760
Ube Industries Ltd. (a)                                       7,000       11,004
UFJ Holdings Inc. (a)                                            41      183,327
Uni-Charm Corp.                                                 400       20,036
Uniden Corp.                                                  1,000       21,890
Uny Co. Ltd.                                                  2,000       25,795
Ushio Inc.                                                    1,000       18,190
USS Co. Ltd.                                                    230       19,896
Wacoal Corp.                                                  1,000       10,689

                 See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                            Shares      Value
                                                            ------   -----------
COMMON STOCKS (Cont.)

JAPAN (Cont.)
West Japan Railway Company                                      18   $    72,863
World Co. Ltd.                                                 400        12,213
Yahoo! Japan Corp. (a)                                          10        98,552
Yakult Honsha Co. Ltd.                                       1,000        14,528
Yamada Denki Co. Ltd.                                          700        26,324
Yamaha Corp.                                                 1,600        26,511
Yamaha Motor Co. Ltd.                                        2,000        31,274
Yamanouchi Pharmaceutical Co. Ltd.                           3,200       108,671
Yamato Transport Co. Ltd.                                    4,000        65,637
Yamazaki Baking Co. Ltd.                                     1,000         9,906
Yokogawa Electric Corp.                                      2,000        26,990
Zeon Corp.                                                   2,000        14,638
                                                                     -----------
                                                                      20,307,365
                                                                     -----------
NETHERLANDS (4.75%)
ABN AMRO Holding NV                                         16,790       369,464
Aegon NV                                                    14,451       175,688
Akzo Nobel NV                                                2,869       106,024
ASML Holding NV (a)                                          5,186        88,634
Corio NV                                                       547        23,362
DSM NV                                                         848        41,765
Euronext NV                                                    991        27,724
Getronics NV (a)                                             5,118        14,164
Hagemeyer NV (a)                                             5,779        12,345
Heineken NV                                                  2,690        88,714
IHC Caland NV                                                  302        14,104
ING Groep NV                                                18,834       448,159
Koninklijke Ahold NV (a)                                    16,430       129,834
Koninklijke KPN NV                                          21,555       164,737
Koninklijke Numico NV (a)                                    1,652        53,343
Koninklijke Philips Electronics NV                          14,139       383,791
Oce NV                                                         966        15,710
QIAGEN NV (a)                                                1,343        15,949
Randstad Holding NV                                            419        11,553
Reed Elsevier NV                                             7,549       106,470
Rodamco Europe NV                                              485        29,376
Royal Dutch Petroleum Co. (b)                               22,359     1,150,957
TNT Post Group NV                                            3,255        74,731
Unilever NV CVA                                              6,117       419,296
Vedior NV                                                    1,628        23,861
VNU NV                                                       2,457        71,712
Wereldhave NV                                                  210        17,323
Wolters Kluwer NV CVA                                        3,018        55,068
                                                                     -----------
                                                                       4,133,858
                                                                     -----------
NEW ZEALAND (0.22%)
Auckland International Airport Ltd.                          2,399        10,279
Carter Holt Harvey Ltd.                                     11,161        14,706
Contact Energy Ltd.                                          2,518         9,384
Fisher & Paykel Appliances Holdings                          2,401         6,971
Fisher & Paykel Healthcare Corp Ltd.                           889         7,462
Fletcher Building Ltd.                                       5,474        15,845
Independent Newspapers Ltd.                                  1,549   $     4,630
Lion Nathan Ltd.                                             3,038        14,412
Sky City Entertainment Group Ltd.                            5,666        17,254
Telecom Corp. of New Zealand Ltd.                           21,574        80,766
Tower Ltd. (a)                                               5,264         5,722
Warehouse Group Ltd. (The)                                   2,278         6,153
                                                                     -----------
                                                                         193,584
                                                                     -----------
NORWAY (0.51%)
DNB NOR ASA (b)                                              7,076        48,372
Frontline Ltd.                                                 407        14,061
Kvaerner ASA (a)                                               130         2,046
Norsk Hydro ASA                                              1,596       103,951
Norske Skogindustrier ASA                                    1,302        23,278
Orkla ASA                                                    2,002        50,182
Petroleum Geo-Services ASA (a)                                 196         8,039
Schibsted ASA                                                  380         6,823
Smedvig ASA Class A                                            613         6,760
Statoil ASA                                                  4,448        56,630
Storebrand ASA                                               2,749        18,831
Tandberg ASA                                                 1,572        16,666
Telenor ASA                                                  8,817        61,430
Tomra Systems ASA                                            2,145        10,134
Yara International ASA (a)                                   2,074        16,789
                                                                     -----------
                                                                         443,992
                                                                     -----------
PORTUGAL (0.34%)
Banco Comercial Portugues SA Class R                        20,584        48,294
Banco Espirito Santo e Comercial de Lisboa SA                1,070        17,791
BPI-SPGS SA Registered                                       3,841        14,069
Brisa-Auto Estradas de Portugal SA                           3,834        27,736
CIMPOR-Cimentos de Portugal SGPS SA                          2,236        10,913
Electricidade de Portugal SA                                20,454        57,446
Portugal Telecom SGPS SA                                     9,413       102,037
PT Multimedia Servicos de
   Telecomunicacoes e Multimedia SGPS SA                       480        10,553
Sonae SGPS SA                                                8,988         9,892
                                                                     -----------
                                                                         298,731
                                                                     -----------
SINGAPORE (0.77%)
Capitaland Ltd.                                             12,000         9,593
Chartered Semiconductor Manufacturing Ltd. (a)              10,000         8,211
City Developments Ltd. (a)                                   5,000        15,780
City Developments Ltd. Rights                                1,600             5
ComfortDelGro Corp. Ltd.                                    22,000        15,781
Creative Technology Ltd.                                       650         6,870
Datacraft Asia Ltd. (a)                                      1,000         1,010
DBS Group Holdings Ltd.                                     12,652       106,481
Fraser & Neave Ltd.                                          1,760        14,361

                 See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                             Shares      Value
                                                            -------   ----------
COMMON STOCKS (Cont.)

SINGAPORE (Cont.)
Haw Par Corp. Ltd.                                            2,792   $    8,328
Jardine Cycle & Carriage Ltd.                                 1,000        3,733
Keppel Corp. Ltd.                                             6,000       24,689
Keppel Land Ltd.                                              6,000        5,634
Neptune Orient Lines Ltd.                                    11,000       15,148
Oversea-Chinese Banking Corp. Ltd.                           10,350       73,056
Parkway Holdings Ltd.                                        10,000        6,523
SembCorp Industries Ltd.                                      8,000        6,251
SembCorp Logistics Ltd.                                       1,000        1,073
Singapore Airlines Ltd.                                       6,000       39,201
Singapore Exchange Ltd.                                       9,000        8,813
Singapore Post Ltd.                                          15,000        7,695
Singapore Press Holdings, Ltd.                               17,000       41,213
Singapore Technologies Engineering Ltd.                      17,000       20,595
Singapore Telecommunications Ltd.                            67,000       88,022
ST Assembly Test Services Ltd. (a)                            4,000        3,321
United Overseas Bank Ltd.                                    13,392      104,623
Venture Corp. Ltd.                                            3,000       31,592
                                                                      ----------
                                                                         667,602
                                                                      ----------
SPAIN (3.44%)
Abertis Infraestructuras SA                                   2,483       43,446
Acciona SA                                                      267       16,675
Acerinox SA                                                     465       26,616
Actividades de Construcciones Servicios SA                    2,914       49,272
Altadis SA                                                    2,989       92,742
Amadeus Global Travel Distribution SA Class A                 3,614       23,916
Antena 3 Television SA (a)                                      177        9,396
Banco Bilbao Vizcaya Argentaria SA                           34,641      465,371
Banco Popular Espanol SA                                      1,716       97,293
Banco Santander Central Hispano SA                           46,039      480,739
Corporacion Mapfre SA                                           954       11,745
Endesa SA                                                    10,375      200,831
Fomento de Construcciones y Contratas SA                        468       17,416
Gamesa Corp. Tecnologica SA                                   1,020       15,105
Gas Natural SDG SA                                            1,734       41,721
Grupo Ferrovial SA                                              658       27,511
Iberdrola SA                                                  8,372      177,551
Iberia Lineas Aereas de Espana SA (a)                         3,915       11,310
Indra Sistemas SA                                             1,340       17,180
Industria de Diseno Textil SA                                 2,276       52,446
Metrovacesa SA                                                  327       12,573
NH Hoteles SA                                                   667        7,371
Promotora de Informaciones SA                                   915       16,106
Repsol YPF SA                                                 9,779      215,150
Sacyr Vallehermoso SA                                         1,118       15,370
Sociedad General de Aguas de Barcelona SA                       579        9,909
Sogecable SA (a)                                                375   $   15,228
Telefonica Publicidad e Informacion SA                        2,123       14,174
Telefonica SA                                                50,475      750,557
Union Fenosa SA                                               2,226       47,704
Zeltia SA Rights (a)                                          1,859       12,807
                                                                      ----------
                                                                       2,995,231
                                                                      ----------
SWEDEN (2.31%)
Ainax AB (a)                                                      1           26
Alfa Laval AB                                                   757       12,063
ASSA Abloy AB Class B                                         3,235       41,553
Atlas Copco AB Class A                                        1,207       45,007
Atlas Copco AB Class B                                          859       29,484
Axfood AB                                                       272        7,018
Billerud AB                                                     512        8,399
Capio AB (a)                                                    770        7,486
Castellum AB                                                    491       11,837
D Carnegie & Co. AB                                             700        6,689
Electrolux AB Class B                                         3,084       59,453
Elekta AB Class B (a)                                           373        8,287
Eniro AB                                                      1,488       11,408
Eniro AB Redemption (a)                                          88          984
Fabege AB Class B (a)                                           546        7,129
Gambro AB Class A                                             1,833       17,844
Gambro AB Class B                                               930        8,989
Getinge AB                                                    1,908       22,642
Hennes & Mauritz AB Class B                                   5,105      132,557
Hoganas AB Class B                                              301        7,400
Holmen AB Class B                                               524       15,223
Lundin Petroleum AB (a)                                       1,582        8,439
Modern Times Group AB Class B (a)                               449        8,758
Nordea AB                                                    23,908      172,999
OM AB (a)                                                       974       11,753
Sandvik AB                                                    2,395       82,110
SAS AB (a)                                                      734        5,623
Scania AB Class B                                             1,015       34,640
Securitas AB Class B                                          3,150       39,538
Skandia Forsakrings AB                                       10,356       43,202
Skandinaviska Enskilda Banken AB Class A                      5,087       73,925
Skanska AB Class B                                            3,945       34,817
SKF AB Class B                                                  996       36,757
SSAB Svenskt Stal AB Series A                                   516        8,743
SSAB Svenskt Stal AB Series B                                   547        8,935
Svenska Cellulosa AB Class B                                  2,078       79,230
Svenska Handelsbanken AB Class A                              5,866      118,074
Swedish Match AB                                              3,986       40,910
Tele2 AB Class B                                              1,000       44,006
Telefonaktiebolaget LM Ericsson Class B (a)                 157,450      467,784
Telia AB                                                     20,383       86,761
Trelleborg AB Class B                                           761       13,211

                 See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                             Shares      Value
                                                            -------   ----------
COMMON STOCKS (Cont.)

SWEDEN (Cont.)
Volvo AB Class A                                                976   $   32,918
Volvo AB Class B                                              2,464       86,233
WM-Data AB Class B                                            3,175        7,179
                                                                      ----------
                                                                       2,008,023
                                                                      ----------
SWITZERLAND (6.88%)
ABB Ltd. (a)                                                 19,923      109,801
Adecco SA (a)                                                 1,413       70,804
Ciba Specialty Chemicals AG (a)                                 723       52,278
Clariant AG Registered                                        2,362       34,667
Compagnie Financiere Richemont AG                             5,585      146,790
Credit Suisse Group (a)                                      12,225      436,615
Geberit AG Registered                                            41       27,413
Givaudan SA Registered                                           74       43,029
Holcim Ltd.                                                   2,012      109,915
Kudelski SA Bearer (a)                                          311        8,988
Kuoni Reisen Holding AG                                          28       12,085
Logitech International SA Registered (a)                        502       22,916
Lonza Group AG Registered                                       460       23,420
Micronas Semiconductor Holdings A.S. (a)                        319       14,580
Nestle SA                                                     4,347    1,163,542
Nobel Biocare Holding AG                                        252       39,721
Novartis AG (b)                                              25,506    1,130,508
Phonak Holding AG                                               552       17,250
Rieter Holding AG                                                49       13,038
Roche Holding AG Genusschein                                  7,549      750,583
Schindler Holding AG Certificates of Participation               53       15,272
Serono SA                                                        71       44,966
Societe Generale de Surveillance Holding SA                      46       25,245
Straumann Holding AG                                             73       14,720
Sulzer AG Registered                                             31        8,843
Swatch Group (The) AG Class B                                   355       46,425
Swatch Group (The) AG Registered                                604       16,186
Swiss Re                                                      3,425      223,508
Swisscom AG                                                     287       95,188
Syngenta AG (a)                                               1,149       96,776
Synthes Inc.                                                    490       56,073
UBS AG Registered                                            12,090      856,540
Unaxis Holding AG Class R                                       137       15,506
Valora Holding AG                                                41        9,470
Zurich Financial Services AG (a)                              1,534      243,507
                                                                      ----------
                                                                       5,996,168
                                                                      ----------
UNITED KINGDOM (24.18%)
Aegis Group PLC                                              10,412       17,058
Aggreko PLC                                                   2,499        7,492
Alliance Unichem PLC                                          2,671       31,753
AMEC PLC                                                      3,422       17,030
AMVESCAP PLC                                                  8,100       55,739
ARM Holdings PLC                                             11,895   $   26,092
Arriva PLC                                                    2,363       17,751
Associated British Ports Holdings PLC                         3,613       26,599
AstraZeneca PLC                                              18,020      812,794
Aviva PLC                                                    24,032      249,520
BAA PLC                                                      11,220      113,075
BAE Systems PLC                                              32,401      129,809
Balfour Beatty PLC                                            4,407       21,334
Barclays PLC (c)                                             70,277      602,118
Barratt Developments PLC                                      2,683       28,812
BBA Group PLC                                                 4,211       20,909
Bellway PLC                                                   1,323       18,312
Berkeley Group (The) PLC                                      1,287       28,971
BG Group PLC                                                 38,197      236,481
BHP Billiton PLC                                             26,218      228,989
BOC Group PLC                                                 5,400       90,838
Boots Group PLC                                               8,254      103,390
BP PLC (b)                                                  236,974    2,101,075
BPB PLC                                                       5,469       40,744
Brambles Industries PLC                                       8,252       32,079
British Airways PLC (a)                                       6,073       30,588
British American Tobacco PLC                                 16,539      257,837
British Land Co. PLC                                          5,396       68,156
British Sky Broadcasting Group PLC                           13,284      150,673
BT Group PLC                                                 92,826      335,718
Bunzl PLC                                                     4,856       40,649
Cable & Wireless PLC (a)                                     25,915       61,387
Cadbury Schweppes PLC                                        22,323      193,514
Capita Group PLC                                              7,331       42,532
Carnival PLC                                                  1,788       87,289
Cattles PLC                                                   3,580       20,671
Celltech Group PLC (a)                                        3,073       30,666
Centrica PLC                                                 46,490      190,342
Close Brothers Group PLC                                      1,238       17,512
Cobham PLC                                                    1,179       29,989
Compass Group PLC                                            22,643      139,009
Cookson Group PLC (a)                                        18,106       13,874
Corus Group PLC (a)                                          43,685       31,755
Daily Mail and General Trust PLC Class A                      3,103       41,205
Davis Service Group PLC (The)                                 2,311       16,185
De La Rue PLC                                                 1,990       12,516
Diageo PLC                                                   33,010      447,183
Dixons Group PLC                                             20,785       62,681
Eircom Group PLC (a)                                          4,430        8,009
Electrocomponents PLC                                         4,231       27,544
EMAP PLC                                                      2,662       35,910
EMI Group PLC                                                 8,904       39,619
Enterprise Inns PLC                                           3,505       36,743
Exel PLC                                                      3,201       44,758
FirstGroup PLC                                                4,114       21,029
FKI PLC                                                       6,964       15,623
Friends Provident PLC                                        18,902       50,601

                See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                            Shares      Value
                                                           -------   -----------
COMMON STOCKS (Cont.)

UNITED KINGDOM (Cont.)
George Wimpey PLC                                            4,215   $    28,336
GKN PLC                                                      7,449        34,061
GlaxoSmithKline PLC (b)                                     63,762     1,297,384
Great Portland Estates PLC                                   2,010         9,433
GUS PLC                                                     10,809       166,561
Hammerson PLC                                                2,950        37,508
Hanson PLC                                                   7,820        54,028
Hays PLC                                                    18,797        42,094
HBOS PLC                                                    41,372       514,871
Hilton Group PLC                                            16,634        83,681
HMV Group PLC                                                3,448        15,230
HSBC Holdings PLC                                          118,040     1,766,066
ICAP PLC                                                     5,213        25,857
IMI PLC                                                      3,956        26,791
Imperial Chemical Industries PLC                            12,490        52,600
Imperial Tobacco Group PLC                                   7,816       169,278
Inchcape PLC                                                   871        27,786
InterContinental Hotels Group PLC                            7,890        83,821
International Power PLC (a)                                 12,165        31,170
Intertek Testing Services, Ltd.                              1,404        14,630
Invensys PLC (a)                                            63,176        20,824
Invensys PLC Deferred (a) (d)                               42,149            --
ITV PLC                                                     45,267        95,424
J Sainsbury PLC                                             16,367        84,968
Johnson Matthey PLC                                          2,186        36,709
Kelda Group PLC                                              4,157        37,836
Kesa Electricals PLC                                         5,469        28,881
Kidde PLC                                                    9,052        19,713
Kingfisher PLC                                              25,119       131,224
Land Securities Group PLC                                    4,962       104,740
Legal & General Group PLC                                   70,516       122,231
Liberty International PLC                                    2,505        34,700
Lloyds TSB Group PLC                                        60,233       474,270
LogicaCMG PLC                                                7,594        25,387
London Stock Exchange PLC                                    3,012        20,095
Man Group PLC                                                2,925        76,100
Marconi Corp. PLC (a)                                        2,034        25,234
Marks & Spencer Group PLC                                   23,922       158,205
Meggitt PLC                                                  3,506        16,709
MFI Furniture Group PLC                                      5,630        15,570
Misys PLC                                                    6,596        23,799
Mitchells & Butlers PLC                                      6,303        32,001
National Express Group PLC                                   1,271        15,615
National Grid Transco PLC                                   33,319       259,611
Next PLC                                                     2,931        76,059
Novar PLC                                                    5,038        11,278
Pearson PLC                                                  8,771       107,156
Peninsular & Oriental Steam Navigation Co. PLC               8,148        32,716
Persimmon PLC                                                3,073        35,407
Pilkington PLC                                              11,438        20,354
Premier Farnell PLC                                          3,350        15,030
Provident Financial PLC                                      2,897        31,669
Prudential Corp. PLC                                        21,416   $   185,438
Punch Taverns PLC                                            2,908        27,018
Rank Group PLC                                               5,944        32,487
Reckitt Benckiser PLC                                        6,375       181,185
Reed International PLC                                      13,749       134,359
Rentokil Initial PLC                                        19,423        51,135
Reuters Group PLC                                           15,163       102,717
Rexam PLC                                                    5,488        44,835
Rio Tinto PLC                                               11,469       277,653
RMC Group PLC                                                2,649        29,327
Rolls-Royce Group PLC                                       15,923        73,066
Royal & Sun Alliance Insurance Group PLC                    30,205        45,582
Royal Bank of Scotland Group PLC                            31,819       921,263
SABMiller PLC                                                8,511       110,577
Sage Group PLC                                              14,040        47,794
Schroders PLC                                                1,437        16,073
Scottish & Newcastle PLC                                     8,614        68,212
Scottish & Southern Energy PLC                               9,083       112,725
Scottish Power PLC                                          19,922       144,727
Securicor PLC                                                6,314        14,655
Serco Group PLC                                              4,846        18,790
Severn Trent PLC                                             3,749        54,336
Shell Transport & Trading Co. PLC                          104,032       767,601
Signet Group PLC                                            18,586        38,766
Slough Estates PLC                                           4,558        37,242
Smith & Nephew PLC                                           9,887       106,984
Smiths Group PLC                                             5,944        80,826
SSL International PLC                                        2,302        11,704
Stagecoach Group PLC                                        12,461        20,321
Tate & Lyle PLC                                              4,713        28,336
Taylor Woodrow PLC                                           6,807        31,888
Tesco PLC                                                   82,052       398,093
3i Group PLC (a)                                             6,542        73,005
TI Automotive Ltd. (a) (d)                                   7,024            --
Tomkins PLC                                                  8,396        41,933
Trinity Mirror PLC                                           3,072        36,382
Unilever PLC                                                29,656       292,643
United Business Media PLC                                    3,351        30,976
United Utilities PLC                                         6,115        57,755
United Utilities PLC Class A                                 3,442        20,860
Vodafone Group PLC (b)                                     726,900     1,601,650
Whitebread PLC                                               3,317        49,691
William Hill PLC                                             4,349        43,968
Wolseley PLC                                                 6,188        96,379
WPP Group PLC                                               11,551       117,979
Yell Group PLC                                               7,737        48,630
                                                                     -----------
                                                                      21,058,798
                                                                     -----------
TOTAL COMMON STOCKS
(Cost: $81,329,774)                                                   84,008,659
                                                                     -----------

                See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                         Shares or
                                                         principal
                                                           amount        Value
                                                         ----------   ----------
PREFERRED STOCKS (0.53%)

AUSTRALIA (0.28%)
News Corp. Ltd. (The)                                        29,129   $  239,693
                                                                      ----------
GERMANY (0.22%)
Fresenius Medical Care AG                                       306       16,454
Henkel KGaA                                                     612       52,530
Porsche AG                                                       81       54,494
Prosieben Satellite Media AG                                    866       15,778
RWE AG                                                          464       18,781
Volkswagen AG                                                 1,191       34,637
                                                                      ----------
                                                                         192,674
                                                                      ----------
ITALY (0.03%)
Banca Intesa SpA                                              9,052       27,320
                                                                      ----------
TOTAL PREFERRED STOCKS
(Cost: $397,179)                                                         459,687
                                                                      ----------
EXCHANGE-TRADED FUNDS (2.06%)
iShares MSCI EAFE Index Fund (c)                             12,592    1,800,656
                                                                      ----------
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $1,628,613)                                                     1,800,656
                                                                      ----------
SHORT-TERM INVESTMENTS (18.49%)

MONEY MARKET FUNDS (6.19%)
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares (c) (e)                           3,797,185    3,797,185
Barclays Global Investors Funds Prime
   Money Market Fund, Institutional
   Shares (c) (e)                                         1,405,202    1,405,202
BlackRock Temp Cash Money Market
   Fund (e)                                                  64,489       64,489
Short-Term Investment Co. - Liquid
   Assets Money Market Portfolio (e)                        123,747      123,747
                                                                      ----------
                                                                       5,390,623
                                                                      ----------
FLOATING RATE NOTES (5.26%)
Beta Finance Inc.
   1.07%, 05/04/05 (e) (f)                               $   76,647       76,634
   1.13%, 10/12/04 (e) (f)                                   63,873       63,871
   1.19%, 09/15/04 (e) (f)                                  127,746      127,743
   1.27%, 03/15/05 (e) (f)                                   63,873       63,909
   1.34%, 08/23/04 (e) (f)                                   63,873       63,881
Canadian Imperial Bank of Commerce
   1.24%, 10/07/04 (e)                                       95,809       95,805
   1.38%, 11/22/04 (e)                                       31,936       31,937
   1.40%, 10/29/04 (e)                                      127,746      127,745
CC USA Inc.
   1.07%, 07/16/04 (e)                                       31,936       31,922

                                                            Principal
                                                              amount     Value
                                                            ---------   --------
SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (Cont.)
CC USA Inc. (Cont.)
   1.07%, 05/04/05 (e) (f)                                   $127,746   $127,724
   1.24%, 07/15/04 (e) (f)                                     63,873     63,874
   1.29%, 04/15/05 (e) (f)                                    127,746    127,736
   1.51%, 02/15/05 (e) (f)                                     83,035     83,116
DEPFA Bank PLC
   1.27%, 06/15/05 (e)                                        127,746    127,746
Dorada Finance Inc.
   1.04%, 07/01/04 (e)                                         44,711     44,711
   1.24%, 08/09/04 (e)                                         31,936     31,936
   1.48%, 01/18/05 (e) (f)                                     95,809     95,807
Five Finance Inc.
   1.28%, 04/29/05 (e) (f)                                    102,197    102,188
HBOS Treasury Services PLC
   1.24%, 04/01/05 (e)                                         81,757     81,751
   1.58%, 04/22/05 (e)                                        127,746    127,746
K2 USA LLC
   1.19%, 08/16/04 (e) (f)                                     31,936     31,936
   1.26%, 09/27/04 (e) (f)                                    137,965    137,960
   1.46%, 01/12/05 (e) (f)                                     63,873     63,869
Key Bank, NA
   1.38%, 07/01/04 (e)                                        312,977    312,977
Links Finance LLC
   1.09%, 07/20/04 (e)                                         51,098     51,098
   1.18%, 04/15/05 (e) (f)                                    127,746    127,725
   1.19%, 04/25/05 (e)                                        127,746    127,813
Nationwide Building Society
   1.14%, 07/23/04 (e) (f)                                     95,809     95,809
   1.59%, 07/28/05 (e) (f)                                    127,746    127,746
   1.63%, 12/09/04 (e)                                        106,029    105,256
Nordea Bank PLC
   2.11%, 06/07/05 (e)                                        127,746    127,722
Northern Rock PLC
   1.11%, 01/13/05 (e) (f)                                    121,358    121,358
Permanent Financing PLC
   1.13%, 03/10/05 (e)                                        127,746    127,746
   1.14%, 12/10/04 (e)                                         63,873     63,873
Sigma Finance Inc.
   1.07%, 07/01/04 (e)                                         63,873     63,873
   1.08%, 10/07/04 (e)                                        127,746    127,739
   1.09%, 07/20/04 (e)                                         63,873     63,872
   1.24%, 08/06/04 (e)                                         31,936     31,936
Tango Finance Corp.
   1.06%, 07/06/04 (e) (f)                                     38,324     38,324
   1.08%, 07/15/04 (e) (f)                                     38,324     38,324
   1.11%, 04/07/05 (e) (f)                                     46,883     46,879
   1.20%, 01/18/05 (e) (f)                                     56,208     56,205
   1.20%, 05/17/05 (e) (f)                                    106,029    106,024
   1.23%, 02/25/05 (e) (f)                                     71,538     71,528
WhistleJacket Capital LLC
   1.20%, 09/15/04 (e) (f)                                     63,873     63,870
   1.26%, 10/20/04 (e)                                         31,643     31,520
   1.32%, 02/04/05 (e) (f)                                     31,936     31,933

                See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                          Principal
                                                            amount       Value
                                                          ---------   ----------
SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (Cont.)
WhistleJacket Capital LLC
   1.48%, 06/15/05 (e) (f)                                 $ 63,873   $   63,859
White Pine Finance LLC
   1.08%, 07/06/04 (e) (f)                                   76,647       76,647
   1.19%, 04/15/05 (e) (f)                                   95,809       95,794
   1.20%, 11/15/04 (e) (f)                                   76,647       76,647
   1.21%, 05/20/05 (e)                                       57,486       57,480
   1.21%, 06/15/05 (e) (f)                                   52,376       52,376
   1.27%, 08/26/04 (e) (f)                                   63,873       63,871
                                                                      ----------
                                                                       4,579,371
                                                                      ----------
TIME DEPOSITS (3.06%)
Abbey National Treasury Services PLC
   1.25%, 01/06/05 (e)                                      127,746      127,746
   1.33%, 02/10/05 (e)                                       63,873       63,867
   1.39%, 02/02/05 (e)                                       63,873       63,867
   1.39%, 04/08/05 (e)                                       89,422       89,412
   1.40%, 10/25/04 (e)                                      127,746      127,740
Bank of New York
   1.39%, 11/01/04 (e)                                      127,746      127,741
   1.60%, 12/03/04 (e)                                       31,936       31,930
Bank of Novia Scotia
   1.13%, 10/06/04 (e)                                      127,746      127,746
   1.24%, 10/07/04 (e)                                       95,809       95,807
   1.42%, 10/29/04 (e)                                       95,809       95,812
National City Bank (Cleveland, Ohio)
   1.17%, 06/10/05 (e)                                       63,873       63,892
   1.22%, 06/23/05 (e)                                      127,746      127,708
   1.25%, 01/06/05 (e)                                      127,746      127,749
Prudential Funding LLC
   1.60%, 12/01/04 (e)                                       63,873       63,438
SunTrust Bank
   1.38%, 07/01/04 (e)                                      255,491      255,491
Toronto-Dominion Bank
   1.22%, 03/23/05 (e)                                      223,555      223,526
   1.34%, 02/10/05 (e)                                       51,098       51,094
   1.41%, 11/01/04 (e)                                       95,809       95,807
   1.77%, 05/10/05 (e)                                       63,873       63,867
   1.90%, 05/11/05 (e)                                       63,873       63,867
UBS Finance (Delaware)
   1.10%, 09/08/04 (e)                                      127,746      127,476
   1.11%, 12/17/04 (e)                                      191,618      190,620
   1.13%, 08/09/04 (e)                                      127,746      127,589
   1.14%, 09/29/04 (e)                                      127,746      127,383
                                                                      ----------
                                                                       2,661,175
                                                                      ----------
COMMERCIAL PAPER (2.53%)
Alpine Securitization Corp.
   1.08%, 07/06/04 (e)                                       43,434       43,428
   1.22%, 07/13/04 (e)                                       38,324       38,309
Amsterdam Funding Corp.
   1.08%, 07/07/04 (e)                                       89,422       89,406
Amsterdam Funding Corp. (Cont.)
   1.11%, 07/09/04 (e)                                     $150,740   $  150,703
   1.18%, 07/20/04 (e)                                       47,905       47,875
   1.21%, 07/21/04 (e)                                       31,936       31,915
   1.22%, 07/19/04 (e)                                       38,324       38,300
Cantabric Finance LLC
   1.09%, 07/22/04 (e)                                       95,809       95,748
CRC Funding LLC
   1.10%, 07/07/04 (e)                                       49,821       49,812
Edison Asset Securitization
   1.06%, 07/07/04 (e)                                       63,873       63,862
   1.06%, 07/08/04 (e)                                       31,936       31,930
   1.07%, 09/21/04 (e)                                       63,873       63,717
   1.45%, 11/09/04 (e)                                      127,746      127,072
   1.59%, 12/02/04 (e)                                      127,746      126,877
Falcon Asset Securitization Corp.
   1.22%, 07/23/04 (e)                                       77,903       77,845
Galaxy Funding Inc.
   1.07%, 07/20/04 (e)                                       57,486       57,453
Grampian Funding LLC
   1.08%, 07/07/04 (e)                                       38,324       38,317
   1.26%, 10/22/04 (e)                                      127,746      127,242
   1.44%, 10/27/04 (e)                                      127,746      127,143
   1.59%, 11/30/04 (e)                                       63,873       63,444
Jupiter Securitization Corp.
   1.10%, 07/07/04 (e)                                       44,711       44,703
   1.21%, 07/19/04 (e)                                       63,873       63,834
   1.24%, 07/23/04 (e)                                       42,156       42,124
New Center Asset Trust
   1.22%, 07/19/04 (e)                                       38,324       38,300
Preferred Receivables Funding Corp.
   1.23%, 07/21/04 (e)                                       89,422       89,361
Receivables Capital Corp.
   1.07%, 07/02/04 (e)                                       52,991       52,990
   1.21%, 07/19/04 (e)                                       95,809       95,751
Scaldis Capital LLC
   1.21%, 07/15/04 (e)                                       63,873       63,843
   1.24%, 07/19/04 (e)                                       31,936       31,917
Sydney Capital Corp.
   1.15%, 07/09/04 (e)                                       31,936       31,928
   1.25%, 10/22/04 (e)                                       42,514       42,347
Thames Asset Global Securitization No. 1 Inc.
   1.15%, 07/12/04 (e)                                       22,865       22,857
   1.24%, 07/20/04 (e)                                       95,809       95,747
                                                                      ----------
                                                                       2,206,100
                                                                      ----------

                 See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                       Principal
                                                         amount        Value
                                                       ---------   ------------
SHORT-TERM INVESTMENTS (Cont.)

REPURCHASE AGREEMENTS (1.03%)
Banc of America Securities LLC
   1.45%, 07/01/04 (e)                                  $255,491   $    255,491
Goldman Sachs & Co.
   1.60%, 07/01/04 (e)                                   638,728        638,728
                                                                   ------------
                                                                        894,219
                                                                   ------------
U.S. GOVERNMENT AGENCY NOTES (0.42%)
Federal Home Loan Mortgage Corporation
   1.28%, 08/19/04 (e)                                    51,098         51,009
   1.63%, 04/15/05 (e)                                    89,422         89,647
   2.06%, 05/31/05 (e)                                    63,685         62,468
Federal National Mortgage Association
   1.28%, 08/20/04 (e)                                   166,069        165,768
                                                                   ------------
                                                                        368,892
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,100,380)                                                  16,100,380
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES (117.55%)
(Cost: $99,455,946)                                                 102,369,382

Other Assets, Less Liabilities (-17.55%)                            (15,285,091)
                                                                   ------------
NET ASSETS (100.00%)                                               $ 87,084,291
                                                                   ============

(a)  Non-income earning securities.
(b) All or a portion of this security is segregated in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.
(c)  Issuer is an affiliate of the Master Portfolio's investment adviser. See
     Note 2.
(d) Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(e) All or a portion of this security represents investments of securities lending collateral.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                                                        % OF NET
                INDUSTRY DIVERSIFICATION                     Value       ASSETS
-------------------------------------------------------   -----------   --------
Banks                                                     $14,805,361     17.00%
Telecommunications                                          7,573,831      8.70
Oil & Gas                                                   6,716,865      7.71
Pharmaceuticals                                             6,516,353      7.48
Food                                                        3,979,023      4.57
Insurance                                                   3,908,667      4.49
Electric                                                    3,068,053      3.52
Auto Manufacturers                                          3,064,660      3.52
Retail                                                      2,503,567      2.87
Media                                                       2,123,299      2.44
Chemicals                                                   2,100,450      2.41
Real Estate                                                 1,529,303      1.76
Diversified Financial Services                              1,501,144      1.72
Manufacturing                                               1,468,326      1.69
Electronics                                                 1,465,959      1.68
Transportation                                              1,411,931      1.62
Building Materials                                          1,305,672      1.50
Mining                                                      1,224,714      1.41
Beverages                                                   1,174,565      1.35
Commercial Services                                         1,016,413      1.17
Electrical Components & Equipment                             946,143      1.09
Home Furnishings                                              933,176      1.07
Engineering & Construction                                    912,061      1.05
Office & Business Equipment                                   677,149      0.78
Semiconductors                                                670,291      0.77
Iron & Steel                                                  661,556      0.76
Health Care-Products                                          658,640      0.76
Auto Parts & Equipment                                        642,082      0.74
Agriculture                                                   638,843      0.73
Holding Companies - Diversified                               614,270      0.70
Distribution & Wholesale                                      594,550      0.68
Software                                                      573,058      0.66
Computers                                                     559,556      0.64
Gas                                                           541,642      0.62
Cosmetics & Personal Care                                     509,576      0.58
Forest Products & Paper                                       468,105      0.54
Hand & Machine Tools                                          456,591      0.52
Water                                                         444,969      0.51
Aerospace & Defense                                           443,478      0.51
Machinery                                                     413,467      0.47
Entertainment                                                 328,926      0.38
Home Builders                                                 320,172      0.37
Advertising                                                   305,276      0.35
Internet                                                      281,279      0.32
Household Products & Wares                                    258,228      0.30
Leisure Time                                                  241,550      0.28
Apparel                                                       222,194      0.25
Airlines                                                      216,749      0.25
Lodging                                                       202,305      0.23
Textiles                                                      187,874      0.22
Toys, Games & Hobbies                                         166,878      0.19
Food Service                                                  166,587      0.19
Packaging & Containers                                        128,137      0.15
Metal Fabricate & Hardware                                    126,173      0.15
Real Estate Investment Trusts                                 120,654      0.14
Venture Capital                                                96,159      0.11
Biotechnology                                                  71,468      0.08
Investment Companies                                           52,528      0.06
Oil & Gas Services                                             45,171      0.05
Housewares                                                     31,840      0.04
Environmental Control                                          25,262      0.03
Energy - Alternate Sources                                     15,105      0.02
Health Care-Services                                           14,009      0.02
Shipbuilding                                                   10,565      0.01
Storage & Warehousing                                           9,570      0.01
Office Furnishings                                              6,328      0.01
Equity Funds                                                1,800,656      2.06
Short-Term and Other Net Assets                               815,289      0.94
                                                          -----------    ------
TOTAL                                                     $87,084,291    100.00%
                                                          ===========    ======

                 See accompanying notes to financial statements.

                      LIFEPATH RETIREMENT MASTER PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2004
                                   (Unaudited)

                                                         Shares        Value
                                                       ---------   ------------
MASTER PORTFOLIOS (85.77%)
Active Stock Master Portfolio (a)                                  $ 33,803,461
CoreAlpha Bond Master Portfolio (a)                                 100,916,658
                                                                   ------------
TOTAL MASTER PORTFOLIOS                                             134,720,119
                                                                   ------------
EXCHANGE-TRADED FUNDS (13.71%)
iShares MSCI EAFE Index Fund (a)                          99,841     14,277,263
iShares Russell 2000 Index Fund (a)                       29,601      3,492,622
iShares S&P MidCap 400 Index Fund (a)                     31,011      3,770,938
                                                                   ------------
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $20,602,158)                                                  21,540,823
                                                                   ------------
SHORT-TERM INVESTMENTS (0.70%)
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares (a)                            1,100,737      1,100,737
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,100,737)                                                    1,100,737
                                                                   ------------
TOTAL INVESTMENTS (100.18%)                                         157,361,679

Other Assets, Less Liabilities (-0.18%)                                (277,765)
                                                                   ------------
NET ASSETS (100.00%)                                               $157,083,914
                                                                   ============

(a)  Issuer is an affiliate of the Master Portfolio's investment adviser. See
     Note 2.

                 See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2004
                                   (Unaudited)

                                                         Shares        Value
                                                       ---------   ------------
MASTER PORTFOLIOS (81.96%)
Active Stock Master Portfolio (a)                                  $121,890,767
CoreAlpha Bond Master Portfolio (a)                                 199,458,196
                                                                   ------------
TOTAL MASTER PORTFOLIOS                                             321,348,963
                                                                   ------------

EXCHANGE-TRADED FUNDS (17.56%)
iShares MSCI EAFE Index Fund (a)                         329,824     47,164,832
iShares Russell 2000 Index Fund (a)                       90,689     10,700,395
iShares S&P MidCap 400 Index Fund (a)                     90,414     10,994,343
                                                                   ------------
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $65,908,294)                                                  68,859,570
                                                                   ------------

SHORT-TERM INVESTMENTS (1.10%)
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares (a)                            4,320,848      4,320,848
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,320,848)                                                    4,320,848
                                                                   ------------
TOTAL INVESTMENTS (100.62%)                                         394,529,381

Other Assets, Less Liabilities (-0.62%)                              (2,448,174)
                                                                   ------------
NET ASSETS (100.00%)                                               $392,081,207
                                                                   ============

(a)  Issuer is an affiliate of the Master Portfolio's investment adviser. See
     Note 2.

                 See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2004
                                   (Unaudited)

                                                         Shares        Value
                                                       ---------   ------------
MASTER PORTFOLIOS (77.60%)
Active Stock Master Portfolio (a)                                  $327,740,265
CoreAlpha Bond Master Portfolio (a)                                 255,936,999
                                                                   ------------
TOTAL MASTER PORTFOLIOS                                             583,677,264
                                                                   ------------

EXCHANGE-TRADED FUNDS (22.08%)
iShares MSCI EAFE Index Fund (a)                         845,806    120,950,258
iShares Russell 2000 Index Fund (a)                      184,319     21,747,799
iShares S&P MidCap 400 Index Fund (a)                    192,362     23,391,219
                                                                   ------------
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $158,732,677)                                                166,089,276
                                                                   ------------

SHORT-TERM INVESTMENTS (0.77%)
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares (a)                            5,741,988      5,741,988
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,741,988)                                                    5,741,988
                                                                   ------------
TOTAL INVESTMENTS (100.45%)                                         755,508,528

Other Assets, Less Liabilities (-0.45%)                              (3,363,394)
                                                                   ------------
NET ASSETS (100.00%)                                               $752,145,134
                                                                   ============

(a)  Issuer is an affiliate of the Master Portfolio's investment adviser. See
     Note 2.

                 See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2004
                                   (Unaudited)

                                                         Shares        Value
                                                       ---------   ------------
MASTER PORTFOLIOS (73.98%)
Active Stock Master Portfolio (a)                                  $215,345,053
CoreAlpha Bond Master Portfolio (a)                                  84,470,159
                                                                   ------------
TOTAL MASTER PORTFOLIOS                                             299,815,212
                                                                   ------------

EXCHANGE-TRADED FUNDS (25.48%)
iShares MSCI EAFE Index Fund (a)                         538,529     77,009,649
iShares Russell 2000 Index Fund (a)                      106,878     12,610,535
iShares S&P MidCap 400 Index Fund (a)                    112,058     13,626,253
                                                                   ------------
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $98,818,769)                                                 103,246,437
                                                                   ------------

SHORT-TERM INVESTMENTS (1.04%)
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares (a)                            4,198,937      4,198,937
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,198,937)                                                    4,198,937
                                                                   ------------
TOTAL INVESTMENTS (100.50%)                                         407,260,586

Other Assets, Less Liabilities (-0.50%)                              (2,008,167)
                                                                   ------------
NET ASSETS (100.00%)                                               $405,252,419
                                                                   ============

(a)  Issuer is an affiliate of the Master Portfolio's investment adviser. See
     Note 2.

                 See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2004
                                   (Unaudited)

                                                         Shares        Value
                                                       ---------   ------------
MASTER PORTFOLIOS (71.82%)
Active Stock Master Portfolio (a)                                  $153,427,725
CoreAlpha Bond Master Portfolio (a)                                  24,740,368
                                                                   ------------
TOTAL MASTER PORTFOLIOS                                             178,168,093
                                                                   ------------

EXCHANGE-TRADED FUNDS (27.75%)
iShares MSCI EAFE Index Fund (a)                         347,660     49,715,379
iShares Russell 2000 Index Fund (a)                       78,531      9,265,873
iShares S&P MidCap 400 Index Fund (a)                     81,097      9,861,395
                                                                   ------------
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $65,951,763)                                                  68,842,647
                                                                   ------------

SHORT-TERM INVESTMENTS (0.69%)
Barclays Global Investors Funds
    Institutional Money Market Fund,
    Institutional Shares (a)                           1,714,645      1,714,645
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,714,645)                                                    1,714,645
                                                                   ------------
TOTAL INVESTMENTS (100.26%)                                         248,725,385

Other Assets, Less Liabilities (-0.26%)                                (652,458)
                                                                   ------------
NET ASSETS (100.00%)                                               $248,072,927
                                                                   ============

(a)  Issuer is an affiliate of the Master Portfolio's investment adviser. See
     Note 2.

                 See accompanying notes to financial statements.

                         ACTIVE STOCK MASTER PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2004
                                   (Unaudited)

                                                           Shares       Value
                                                         ---------   -----------
COMMON STOCKS (101.50%)

AEROSPACE & DEFENSE (0.90%)
General Dynamics Corp.                                      14,372   $ 1,427,140
Goodrich (B.F.) Co.                                         68,429     2,212,310
Lockheed Martin Corp.                                        6,256       325,812
Rockwell Collins Inc.                                       76,727     2,556,544
United Defense Industries Inc. (a)                          27,778       972,230
                                                                     -----------
                                                                       7,494,036
                                                                     -----------
AGRICULTURE (1.20%)
Altria Group Inc.                                           72,874     3,647,344
Loews Corporation - Carolina Group                           1,606        39,427
Monsanto Co.                                               139,992     5,389,692
UST Inc.                                                    26,532       955,152
                                                                     -----------
                                                                      10,031,615
                                                                     -----------
AIRLINES (0.28%)
Southwest Airlines Co.                                     139,160     2,333,713
                                                                     -----------
APPAREL (0.30%)
Jones Apparel Group Inc.                                    11,254       444,308
Timberland Co. Class A (a)                                  31,473     2,032,841
                                                                     -----------
                                                                       2,477,149
                                                                     -----------
AUTO MANUFACTURERS (1.12%)
Ford Motor Company                                         596,898     9,341,454
                                                                     -----------
AUTO PARTS & EQUIPMENT (0.26%)
American Axle & Manufacturing Holdings Inc.                 21,934       797,520
Autoliv Inc.                                                33,094     1,396,567
                                                                     -----------
                                                                       2,194,087
                                                                     -----------
BANKS (5.57%)
Bank of America Corp.                                      265,992    22,508,243
Bank One Corp.                                              63,423     3,234,573
U.S. Bancorp                                               172,635     4,757,821
UnionBanCal Corp.                                            1,308        73,771
Wachovia Corp.                                             191,986     8,543,377
Wells Fargo & Co.                                          129,194     7,393,773
                                                                     -----------
                                                                      46,511,558
                                                                     -----------
BEVERAGES (3.69%)
Anheuser-Busch Companies Inc.                              152,455     8,232,570
Coca-Cola Co. (The)                                         32,808     1,656,148
Coca-Cola Enterprises Inc.                                  58,958     1,709,192
Coors (Adolf) Co. Class B                                    3,500       253,190
Pepsi Bottling Group Inc.                                  239,557     7,316,071
PepsiCo Inc.                                               215,940    11,634,847
                                                                     -----------
                                                                      30,802,018
                                                                     -----------
BIOTECHNOLOGY (0.97%)
Affymetrix Inc. (a)                                          6,784       222,040
Genentech Inc. (a)                                         139,640   $ 7,847,768
                                                                     -----------
                                                                       8,069,808
                                                                     -----------
BUILDING MATERIALS (0.04%)
Vulcan Materials Co.                                         5,113       243,123
York International Corp.                                     1,634        67,108
                                                                     -----------
                                                                         310,231
                                                                     -----------
CHEMICALS (0.65%)
Dow Chemical Co. (The)                                      59,354     2,415,708
International Flavors & Fragrances Inc.                     14,930       558,382
PPG Industries Inc.                                         13,301       831,179
Sherwin-Williams Co. (The)                                  11,703       486,260
Sigma-Aldrich Corp.                                         18,822     1,121,979
                                                                     -----------
                                                                       5,413,508
                                                                     -----------
COMMERCIAL SERVICES (2.50%)
Accenture Ltd. (a)                                         288,251     7,921,137
Cendant Corp.                                              443,333    10,852,792
Convergys Corp. (a)                                        105,804     1,629,382
Deluxe Corp.                                                   173         7,525
MPS Group Inc. (a)                                           5,261        63,763
University of Phoenix Online (a)                             4,908       429,892
                                                                     -----------
                                                                      20,904,491
                                                                     -----------
COMPUTERS (5.66%)
EMC Corp. (a)                                              950,325    10,833,705
Hewlett-Packard Co.                                        165,601     3,494,181
International Business Machines Corp.                      167,404    14,756,663
Lexmark International Inc. (a)                              63,056     6,086,796
Storage Technology Corp. (a)                                55,694     1,615,126
Sun Microsystems Inc. (a)                                1,025,221     4,449,459
SunGard Data Systems Inc. (a)                              165,503     4,303,078
Synopsys Inc. (a)                                           60,809     1,728,800
                                                                     -----------
                                                                      47,267,808
                                                                     -----------
COSMETICS & PERSONAL CARE (1.83%)
Colgate-Palmolive Co.                                          178        10,404
Estee Lauder Companies Inc. Class A                          8,499       414,581
Gillette Co. (The)                                         283,170    12,006,408
Procter & Gamble Co.                                        51,765     2,818,087
                                                                     -----------
                                                                      15,249,480
                                                                     -----------
DISTRIBUTION & WHOLESALE (0.01%)
Ingram Micro Inc. Class A (a)                                7,005       101,362
                                                                     -----------
DIVERSIFIED FINANCIAL SERVICES (11.06%)
Citigroup Inc.                                             589,566    27,414,819
Countrywide Financial Corp.                                 15,091     1,060,143
Doral Financial Corp.                                        1,672        57,684

                 See accompanying notes to financial statements.

                          ACTIVE STOCK MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                           Shares       Value
                                                         ---------   -----------
COMMON STOCKS (Cont.)

DIVERSIFIED FINANCIAL SERVICES (Cont.)
Federal Home Loan Mortgage Corporation                      96,141   $ 6,085,725
Federal National Mortgage Association                      155,993    11,131,660
Goldman Sachs Group Inc. (The)                              30,634     2,884,497
JP Morgan Chase & Co.                                      381,151    14,777,224
MBNA Corp.                                                 276,715     7,136,480
Merrill Lynch & Co. Inc.                                   157,137     8,482,255
Morgan Stanley                                             251,646    13,279,359
                                                                     -----------
                                                                      92,309,846
                                                                     -----------
ELECTRIC (1.69%)
Constellation Energy Group Inc.                             17,728       671,891
Edison International                                        22,777       582,408
Entergy Corp.                                               95,156     5,329,688
Exelon Corp.                                               220,751     7,348,801
PG&E Corp. (a)                                               4,932       137,800
                                                                     -----------
                                                                      14,070,588
                                                                     -----------
ELECTRICAL COMPONENTS & EQUIPMENT (0.01%)
Emerson Electric Co.                                           462        29,360
Hubbell Inc. Class B                                         1,447        67,589
                                                                     -----------
                                                                          96,949
                                                                     -----------
ELECTRONICS (0.89%)
Agilent Technologies Inc. (a)                              103,013     3,016,221
Parker Hannifin Corp.                                       48,830     2,903,432
Sanmina-SCI Corp. (a)                                      150,331     1,368,012
Symbol Technologies Inc.                                     4,660        68,688
Tektronix Inc.                                               1,929        65,625
                                                                     -----------
                                                                       7,421,978
                                                                     -----------
ENTERTAINMENT (0.22%)
GTECH Holdings Corp.                                        39,191     1,814,935
                                                                     -----------
FOOD (0.96%)
Kroger Co. (a)                                              24,190       440,258
Sara Lee Corp.                                               6,196       142,446
SUPERVALU Inc.                                             101,403     3,103,946
Tyson Foods Inc. Class A                                   207,341     4,343,794
                                                                     -----------
                                                                       8,030,444
                                                                     -----------
FOREST PRODUCTS & PAPER (0.48%)
Georgia-Pacific Corp.                                      101,672     3,759,831
Louisiana-Pacific Corp.                                      9,513       224,982
                                                                     -----------
                                                                       3,984,813
                                                                     -----------
HAND & MACHINE TOOLS (0.57%)
Black & Decker Corp.                                        72,681     4,515,671
Snap-On Inc.                                                 2,085        69,952
Stanley Works (The)                                          4,705   $   214,454
                                                                     -----------
                                                                       4,800,077
                                                                     -----------
HEALTH CARE-PRODUCTS (4.88%)
Becton, Dickinson & Co.                                    176,858     9,161,244
Johnson & Johnson                                          388,894    21,661,396
Medtronic Inc.                                             120,506     5,871,052
Varian Medical Systems Inc. (a)                             51,121     4,056,451
                                                                     -----------
                                                                      40,750,143
                                                                     -----------
HEALTH CARE-SERVICES (2.08%)
Aetna Inc.                                                     282        23,970
Coventry Health Care Inc. (a)                               58,001     2,836,249
DaVita Inc. (a)                                              2,171        66,932
Humana Inc. (a)                                             95,754     1,618,243
UnitedHealth Group Inc.                                    186,036    11,580,741
Universal Health Services Inc. Class B                      18,656       856,124
WellPoint Health Networks Inc. (a)                           3,082       345,215
                                                                     -----------
                                                                      17,327,474
                                                                     -----------
HOME BUILDERS (0.70%)
Centex Corp.                                                41,515     1,899,311
NVR Inc. (a)                                                 8,101     3,922,504
                                                                     -----------
                                                                       5,821,815
                                                                     -----------
HOME FURNISHINGS (1.18%)
Harman International Industries Inc.                        54,034     4,917,094
Whirlpool Corp.                                             71,789     4,924,725
                                                                     -----------
                                                                       9,841,819
                                                                     -----------
HOUSEHOLD PRODUCTS & WARES (0.38%)
Fortune Brands Inc.                                         41,397     3,122,576
Tupperware Corp.                                             2,297        44,631
                                                                     -----------
                                                                       3,167,207
                                                                     -----------
INSURANCE (4.29%)
ACE Ltd.                                                    90,676     3,833,781
Allstate Corp. (The)                                       130,748     6,086,319
American International Group Inc.                          148,684    10,598,196
Berkley (W.R.) Corp.                                        28,083     1,206,165
CIGNA Corp.                                                 45,765     3,149,090
Everest Re Group Ltd.                                       22,105     1,776,358
Fidelity National Financial Inc.                            73,425     2,741,689
Lincoln National Corp.                                      28,240     1,334,340
Marsh & McLennan Cos. Inc.                                  80,114     3,635,573
MetLife Inc.                                                34,991     1,254,427
Nationwide Financial Services Inc.                           4,967       186,809
                                                                     -----------
                                                                      35,802,747
                                                                     -----------
INTERNET (0.34%)
Amazon.com Inc. (a)                                         13,814       751,482

                 See accompanying notes to financial statements.

                          ACTIVE STOCK MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                           Shares       Value
                                                         ---------   -----------
COMMON STOCKS (Cont.)

INTERNET (Cont.)
CheckFree Corp. (a)                                          3,199   $    95,970
VeriSign Inc. (a)                                           99,919     1,988,388
                                                                     -----------
                                                                       2,835,840
                                                                     -----------
LEISURE TIME (0.04%)
Brunswick Corp.                                              7,603       310,202
                                                                     -----------
LODGING (0.48%)
Caesars Entertainment Inc. (a)                              15,498       232,470
Harrah's Entertainment Inc.                                 69,386     3,753,783
                                                                     -----------
                                                                       3,986,253
                                                                     -----------
MACHINERY (0.25%)
Deere & Co.                                                 23,153     1,623,951
Flowserve Corp. (a)                                            597        14,889
Rockwell Automation Inc.                                    11,445       429,302
                                                                     -----------
                                                                       2,068,142
                                                                     -----------
MANUFACTURING (3.99%)
General Electric Co.                                       573,464    18,580,234
ITT Industries Inc.                                          2,069       171,727
Pentair Inc.                                                   844        28,392
3M Co.                                                     161,219    14,511,314
                                                                     -----------
                                                                      33,291,667
                                                                     -----------
MEDIA (4.68%)
Cox Communications Inc. Class A (a)                            922        25,622
Fox Entertainment Group Inc. Class A (a)                   208,554     5,568,392
Hearst-Argyle Television Inc.                                3,455        89,070
McGraw-Hill Companies Inc. (The)                           124,570     9,538,325
Time Warner Inc. (a)                                       485,284     8,531,293
Viacom Inc. Class B                                        357,865    12,782,938
Walt Disney Co. (The)                                       98,409     2,508,445
                                                                     -----------
                                                                      39,044,085
                                                                     -----------
MINING (0.24%)
Alcoa Inc.                                                   2,281        75,341
Phelps Dodge Corp. (a)                                      24,462     1,896,050
                                                                     -----------
                                                                       1,971,391
                                                                     -----------
OIL & GAS (5.76%)
Anadarko Petroleum Corp.                                    65,459     3,835,897
Exxon Mobil Corp.                                          373,999    16,609,296
Marathon Oil Corp.                                         240,936     9,117,018
Occidental Petroleum Corp.                                 211,142    10,221,384
Pogo Producing Co.                                          12,483       616,660
Valero Energy Corp.                                        104,034     7,673,548
                                                                     -----------
                                                                      48,073,803
                                                                     -----------
OIL & GAS SERVICES (0.57%)
Baker Hughes Inc.                                           55,466     2,088,295
Schlumberger Ltd.                                           42,151   $ 2,677,010
                                                                     -----------
                                                                       4,765,305
                                                                     -----------
PACKAGING & CONTAINERS (0.14%)
Pactiv Corp. (a)                                            45,598     1,137,214
                                                                     -----------
PHARMACEUTICALS (6.98%)
Endo Pharmaceuticals Holdings Inc. (a)                      13,387       313,925
ImClone Systems Inc. (a)                                    51,933     4,455,332
King Pharmaceuticals Inc. (a)                                4,781        54,742
Merck & Co. Inc.                                           354,483    16,837,942
Pfizer Inc.                                                704,679    24,156,396
Wyeth                                                      342,632    12,389,573
                                                                     -----------
                                                                      58,207,910
                                                                     -----------
RETAIL (6.60%)
Barnes & Noble Inc. (a)                                     23,108       785,210
Brinker International Inc. (a)                              21,622       737,743
Darden Restaurants Inc.                                     51,211     1,052,386
Dollar General Corp.                                       172,821     3,380,379
Federated Department Stores Inc.                           182,026     8,937,477
Gap Inc. (The)                                             202,865     4,919,476
Home Depot Inc.                                            416,798    14,671,290
May Department Stores Co. (The)                            274,128     7,535,779
Michaels Stores Inc.                                        15,123       831,765
Nordstrom Inc.                                              11,678       497,600
Pacific Sunwear of California Inc. (a)                      67,485     1,320,681
Talbots Inc. (The)                                             677        26,505
Wal-Mart Stores Inc.                                       197,147    10,401,476
                                                                     -----------
                                                                      55,097,767
                                                                     -----------
SAVINGS & LOANS (0.04%)
GreenPoint Financial Corp.                                   8,760       347,772
                                                                     -----------
SEMICONDUCTORS (4.31%)
Amkor Technology Inc. (a)                                    4,329        35,411
Intel Corp.                                                791,198    21,837,065
Maxim Integrated Products Inc.                               4,655       244,015
Micron Technology Inc. (a)                                  57,033       873,175
National Semiconductor Corp. (a)                            39,971       878,962
Teradyne Inc. (a)                                              460        10,442
Texas Instruments Inc.                                     500,071    12,091,717
                                                                     -----------
                                                                      35,970,787
                                                                     -----------
SOFTWARE (3.42%)
Adobe Systems Inc.                                         125,348     5,828,682
Autodesk Inc.                                               50,560     2,164,474
BMC Software Inc. (a)                                      150,413     2,782,641
Compuware Corp. (a)                                         56,828       375,065
IMS Health Inc.                                              2,813        65,937
Intuit Inc. (a)                                             16,512       637,033
Microsoft Corp.                                            549,444    15,692,121

                See accompanying notes to financial statements.

                          ACTIVE STOCK MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                        Shares or
                                                        principal
                                                         amount         Value
                                                       ----------   ------------
COMMON STOCKS  (Cont.)

SOFTWARE  (Cont.)
PeopleSoft Inc. (a)                                        24,480   $    452,880
Siebel Systems Inc. (a)                                    50,151        535,613
                                                                    ------------
                                                                      28,534,446
                                                                    ------------
TELECOMMUNICATIONS (7.24%)
Amdocs Ltd. (a)                                            78,442      1,837,896
AT&T Wireless Services Inc. (a)                           219,600      3,144,672
BellSouth Corp.                                           377,163      9,889,214
Cisco Systems Inc. (a)                                    455,362     10,792,079
Harris Corp.                                               51,400      2,608,550
Motorola Inc.                                             299,994      5,474,891
QUALCOMM Inc.                                              55,423      4,044,771
Scientific-Atlanta Inc.                                   130,386      4,498,317
Sprint Corp. (FON Group)                                  172,151      3,029,858
Tellabs Inc. (a)                                           63,957        558,984
3Com Corp. (a)                                            225,023      1,406,394
Verizon Communications Inc.                               363,576     13,157,815
                                                                    ------------
                                                                      60,443,441
                                                                    ------------
TRANSPORTATION (2.05%)
Burlington Northern Santa Fe Corp.                         57,362      2,011,685
FedEx Corp.                                               130,654     10,673,125
Hunt (J.B.) Transport Services Inc.                        26,536      1,023,759
Ryder System Inc.                                          81,541      3,267,348
Swift Transportation Co. Inc. (a)                           8,638        155,052
                                                                    ------------
                                                                      17,130,969
                                                                    ------------
TOTAL COMMON STOCKS
(Cost: $828,077,617)                                                 846,960,147
                                                                    ------------
SHORT-TERM INVESTMENTS (5.22%)

MONEY MARKET FUNDS (2.03%)
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares (b) (d)                        13,008,434     13,008,434
Barclays Global Investors Funds Prime
   Money Market Fund, Institutional Shares (b) (d)      3,443,777      3,443,777
BlackRock Temp Cash Money Market Fund (b)                 158,043        158,043
Short-Term Investment Co. - Liquid Assets Money
   Market Portfolio (b)                                   303,271        303,271
                                                                    ------------
                                                                      16,913,525
                                                                    ------------
FLOATING RATE NOTES (1.34%)
Beta Finance Inc.
   1.07%, 05/04/05 (b) (c)                            $   187,842        187,811
   1.13%, 10/12/04 (b) (c)                                156,535        156,531

                                                       Principal
                                                         amount         Value
                                                      -----------   ------------
FLOATING RATE NOTES  (Cont.)
Beta Finance Inc. (Cont.)
   1.19%, 09/15/04 (b) (c)                            $   313,071   $    313,064
   1.27%, 03/15/05 (b) (c)                                156,535        156,624
   1.34%, 08/23/04 (b) (c)                                156,535        156,555
Canadian Imperial Bank of Commerce
   1.24%, 10/07/04 (b)                                    234,803        234,794
   1.38%, 11/22/04 (b)                                     78,268         78,271
   1.40%, 10/29/04 (b)                                    313,071        313,068
CC USA Inc.
   1.07%, 07/16/04 (b)                                     78,268         78,233
   1.07%, 05/04/05 (b) (c)                                313,071        313,018
   1.24%, 07/15/04 (b) (c)                                156,535        156,537
   1.29%, 04/15/05 (b) (c)                                313,071        313,046
   1.51%, 02/15/05 (b) (c)                                203,496        203,696
DEPFA Bank PLC
   1.27%, 06/15/05 (b)                                    313,071        313,071
Dorada Finance Inc.
   1.04%, 07/01/04 (b)                                    109,575        109,575
   1.24%, 08/09/04 (b)                                     78,268         78,267
   1.48%, 01/18/05 (b) (c)                                234,803        234,797
Five Finance Inc.
   1.28%, 04/29/05 (b) (c)                                250,457        250,436
HBOS Treasury Services PLC
   1.24%, 04/01/05 (b)                                    200,365        200,350
   1.58%, 04/22/05 (b)                                    313,071        313,071
K2 USA LLC
   1.19%, 08/16/04 (b) (c)                                 78,268         78,266
   1.26%, 09/27/04 (b) (c)                                338,116        338,104
   1.46%, 01/12/05 (b) (c)                                156,535        156,527
Key Bank, NA
   1.38%, 07/01/04 (b)                                    767,023        767,023
Links Finance LLC
   1.09%, 07/20/04 (b)                                    125,228        125,227
   1.18%, 04/15/05 (b) (c)                                313,071        313,021
   1.19%, 04/25/05 (b)                                    313,071        313,237
Nationwide Building Society
   1.14%, 07/23/04 (b) (c)                                234,803        234,803
   1.59%, 07/28/05 (b) (c)                                313,071        313,071
   1.63%, 12/09/04 (b)                                    259,849        257,954
Nordea Bank PLC
   2.11%, 06/07/05 (b)                                    313,071        313,013
Northern Rock PLC
   1.11%, 01/13/05 (b) (c)                                297,417        297,417
Permanent Financing PLC
   1.13%, 03/10/05 (b)                                    313,071        313,071
   1.14%, 12/10/04 (b)                                    156,535        156,535
Sigma Finance Inc.
   1.07%, 07/01/04 (b)                                    156,535        156,535
   1.08%, 10/07/04 (b)                                    313,071        313,054
   1.09%, 07/20/04 (b)                                    156,535        156,534
   1.24%, 08/06/04 (b)                                     78,268         78,267
Tango Finance Corp.
   1.06%, 07/06/04 (b) (c)                                 93,921         93,921

                 See accompanying notes to financial statements

                          ACTIVE STOCK MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                         Principal
                                                           amount       Value
                                                         ---------   -----------
SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (Cont.)
Tango Finance Corp. (Cont.)
   1.08%, 07/15/04 (b) (c)                                $ 93,921   $    93,921
   1.11%, 04/07/05 (b) (c)                                 114,897       114,888
   1.20%, 01/18/05 (b) (c)                                 137,751       137,743
   1.20%, 05/17/05 (b) (c)                                 259,849       259,837
   1.23%, 02/25/05 (b) (c)                                 175,320       175,297
WhistleJacket Capital LLC
   1.20%, 09/15/04 (b) (c)                                 156,535       156,529
   1.26%, 10/20/04 (b)                                      77,548        77,246
   1.32%, 02/04/05 (b) (c)                                  78,268        78,258
   1.48%, 06/15/05 (b) (c)                                 156,535       156,501
White Pine Finance LLC
   1.08%, 07/06/04 (b) (c)                                 187,842       187,842
   1.19%, 04/15/05 (b) (c)                                 234,803       234,766
   1.20%, 11/15/04 (b) (c)                                 187,842       187,842
   1.21%, 05/20/05 (b)                                     140,882       140,869
   1.21%, 06/15/05 (b) (c)                                 128,359       128,359
   1.27%, 08/26/04 (b) (c)                                 156,535       156,532
                                                                     -----------
                                                                      11,222,825
                                                                     -----------
TIME DEPOSITS (0.78%)
Abbey National Treasury Services PLC
   1.25%, 01/06/05 (b)                                     313,071       313,071
   1.33%, 02/10/05 (b)                                     156,535       156,521
   1.39%, 02/02/05 (b)                                     156,535       156,521
   1.39%, 04/08/05 (b)                                     219,149       219,124
   1.40%, 10/25/04 (b)                                     313,071       313,056
Bank of New York
   1.39%, 11/01/04 (b)                                     313,071       313,060
   1.60%, 12/03/04 (b)                                      78,268        78,251
Bank of Novia Scotia
   1.13%, 10/06/04 (b)                                     313,071       313,071
   1.24%, 10/07/04 (b)                                     234,803       234,797
   1.42%, 10/29/04 (b)                                     234,803       234,809
National City Bank (Cleveland, Ohio)
   1.17%, 06/10/05 (b)                                     156,535       156,582
   1.22%, 06/23/05 (b)                                     313,071       312,979
   1.25%, 01/06/05 (b)                                     313,071       313,079
Prudential Funding LLC
   1.60%, 12/01/04 (b)                                     156,535       155,471
SunTrust Bank
   1.38%, 07/01/04 (b)                                     626,141       626,142
Toronto-Dominion Bank
   1.22%, 03/23/05 (b)                                     547,874       547,804
   1.34%, 02/10/05 (b)                                     125,228       125,217
   1.41%, 11/01/04 (b)                                     234,803       234,795
   1.77%, 05/10/05 (b)                                     156,535       156,522
   1.90%, 05/11/05 (b)                                     156,535       156,522
UBS Finance (Delaware)
   1.10%, 09/08/04 (b)                                     313,071       312,411
   1.11%, 12/17/04 (b)                                     469,606       467,159
   1.13%, 08/09/04 (b)                                     313,071       312,687
UBS Finance (Delaware) (cont.)
   1.14%, 09/29/04 (b)                                    $313,071   $   312,182
                                                                     -----------
                                                                       6,521,833
                                                                     -----------
COMMERCIAL PAPER (0.65%)
Alpine Securitization Corp.
   1.08%, 07/06/04 (b)                                     106,444       106,428
   1.22%, 07/13/04 (b)                                      93,921        93,884
Amsterdam Funding Corp.
   1.08%, 07/07/04 (b)                                     219,149       219,111
   1.11%, 07/09/04 (b)                                     369,423       369,332
   1.18%, 07/20/04 (b)                                     117,401       117,328
   1.21%, 07/21/04 (b)                                      78,268        78,215
   1.22%, 07/19/04 (b)                                      93,921        93,864
Cantabric Finance LLC
   1.09%, 07/22/04 (b)                                     234,803       234,654
CRC Funding LLC
   1.10%, 07/07/04 (b)                                     122,098       122,075
Edison Asset Securitization
   1.06%, 07/07/04 (b)                                     156,535       156,508
   1.06%, 07/08/04 (b)                                      78,268        78,252
   1.07%, 09/21/04 (b)                                     156,535       156,154
   1.45%, 11/09/04 (b)                                     313,071       311,419
   1.59%, 12/02/04 (b)                                     313,071       310,941
Falcon Asset Securitization Corp.
   1.22%, 07/23/04 (b)                                     190,920       190,778
Galaxy Funding Inc.
   1.07%, 07/20/04 (b)                                     140,882       140,802
Grampian Funding LLC
   1.08%, 07/07/04 (b)                                      93,921        93,904
   1.26%, 10/22/04 (b)                                     313,071       311,837
   1.44%, 10/27/04 (b)                                     313,071       311,593
   1.59%, 11/30/04 (b)                                     156,535       155,484
Jupiter Securitization Corp.
   1.10%, 07/07/04 (b)                                     109,575       109,555
   1.21%, 07/19/04 (b)                                     156,535       156,441
   1.24%, 07/23/04 (b)                                     103,313       103,235
New Center Asset Trust
   1.22%, 07/19/04 (b)                                      93,921        93,864
Preferred Receivables Funding Corp.
   1.23%, 07/21/04 (b)                                     219,149       219,000
Receivables Capital Corp.
   1.07%, 07/02/04 (b)                                     129,868       129,864
   1.21%, 07/19/04 (b)                                     234,803       234,661
Scaldis Capital LLC
   1.21%, 07/15/04 (b)                                     156,535       156,462
   1.24%, 07/19/04 (b)                                      78,268        78,219
Sydney Capital Corp.
   1.15%, 07/09/04 (b)                                      78,268        78,248
   1.25%, 10/22/04 (b)                                     104,190       103,781

                 See accompanying notes to financial statements

                          ACTIVE STOCK MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                     Principal
                                                       amount          Value
                                                    ------------   ------------
SHORT-TERM INVESTMENTS (Cont.)

COMMERCIAL PAPER (Cont.)
Thames Asset Global Securitization No. 1 Inc.
   1.15%, 07/12/04 (b)                              $     56,037   $     56,017
   1.24%, 07/20/04 (b)                                   234,803        234,649
                                                                   ------------
                                                                      5,406,559
                                                                   ------------
REPURCHASE AGREEMENTS (0.26%)
Banc of America Securities LLC
   1.45%, 07/01/04 (b)                                   626,142        626,142
Goldman Sachs & Co.
   1.60%, 07/01/04 (b)                                 1,565,353      1,565,353
                                                                   ------------
                                                                      2,191,495
                                                                   ------------
U.S. GOVERNMENT AGENCY NOTES (0.11%)
Federal Home Loan Mortgage Corporation
   1.28%, 08/19/04 (b)                                   125,228        125,010
   1.63%, 04/15/05 (b)                                   219,149        219,701
   2.06%, 05/31/05 (b)                                   156,075        153,092
Federal National Mortgage Association
   1.28%, 08/20/04 (b)                                   406,992        406,268
                                                                   ------------
                                                                        904,071
                                                                   ------------
U.S. TREASURY OBLIGATIONS (0.05%)
U.S. Treasury Bill
   1.24% (f), 09/23/04 (e)                               400,000        398,795
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
(Cost: $43,559,123)                                                  43,559,103
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES (106.72%)
(Cost: $871,636,740)                                                890,519,250

Other Assets, Less Liabilities (-6.72%)                             (56,111,999)
                                                                   ------------
NET ASSETS (100.00%)                                               $834,407,251
                                                                   ============

(a)  Non-income earning securities.
(b) All or a portion of this security represents investments of securities lending collateral.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from regis-tration, normally to qualified institutional buyers.
(d)  Issuer is an affiliate of the Master Portfolio's investment adviser. See
     Note 2.
(e) This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of futures contracts. See Note 1.
(f)  Yield to maturity.

                 See accompanying notes to financial statements.

                        COREALPHA BOND MASTER PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2004
                                   (Unaudited)

                                                        Principal
                                                          amount        Value
                                                       -----------   -----------

CORPORATE BONDS & NOTES (30.26%)

AEROSPACE & DEFENSE (0.17%)
Armor Holdings Inc.
   8.25%, 08/15/13                                     $ 1,000,000   $ 1,070,000
                                                                     -----------
AIRLINES (0.08%)
America West Airlines
   10.75%, 09/01/05                                        500,000       490,000
                                                                     -----------
APPAREL (0.16%)
Nike Inc.
   5.50%, 08/15/06                                       1,000,000     1,052,042
                                                                     -----------
AUTO MANUFACTURERS (0.16%)
DaimlerChrysler NA Holdings
   4.75%, 01/15/08                                       1,000,000     1,008,287
                                                                     -----------
AUTO PARTS & EQUIPMENT (0.17%)
Keystone Automotive Operations Inc.
   9.75%, 11/01/13 (a)                                     500,000       535,000
Tenneco Automotive Inc.
   11.63%, 10/15/09                                        500,000       537,500
                                                                     -----------
                                                                       1,072,500
                                                                     -----------
BANKS (3.94%)
Wachovia Corp.
   7.50%, 07/15/06                                       2,000,000     2,174,348
   7.55%, 08/18/05                                      10,000,000    10,536,510
Wells Fargo & Co.
   5.25%, 12/01/07                                      12,000,000    12,520,632
                                                                     -----------
                                                                      25,231,490
                                                                     -----------
CHEMICALS (0.66%)
Dow Chemical Co.
   5.97%, 01/15/09                                       3,000,000     3,161,130
Equistar Chemicals Funding
   10.63%, 05/01/11                                        500,000       555,000
Huntsman ICI Chemicals
  10.13%, 07/01/09                                         500,000       510,000
                                                                      ----------
                                                                       4,226,130
                                                                      ----------
COMMERCIAL SERVICES (0.07%)
United Rentals NA Inc.
   7.75%, 11/15/13                                         500,000       472,500
                                                                     -----------
DISTRIBUTION & WHOLESALE (0.08%)
Wesco Distribution Inc.
   9.13%, 06/01/08                                         500,000       514,375
                                                                     -----------
DIVERSIFIED FINANCIAL SERVICES (10.59%)
AIG SunAmerica Global Finance
   5.85%, 08/01/08 (a)                                   7,000,000     7,442,708
Alamosa Delaware Inc.
   8.50%, 01/31/12 (a)                                     500,000       490,000
Citicorp
   7.13%, 09/01/05                                     $ 3,066,000   $ 3,226,655
Citigroup Inc.
   6.75%, 12/01/05                                      11,000,000    11,604,648
Countrywide Home Loans Inc. (a)
   5.50%, 02/01/07                                       3,000,000     3,133,752
   5.63%, 05/15/07                                       1,500,000     1,573,083
Ford Motor Credit Co.
   6.88%, 02/01/06                                       2,000,000     2,097,794
   7.60%, 08/01/05                                       3,000,000     3,140,592
General Electric Capital Corp.
   6.88%, 11/15/10                                       6,700,000     7,464,959
General Motors Acceptance Corp.
   6.13%, 01/22/08                                         500,000       522,986
   6.75%, 01/15/06                                       4,000,000     4,191,404
Global Cash Acceptance LLC
   8.75%, 03/15/12 (a)                                     500,000       520,000
Goldman Sachs Group Inc.
   3.88%, 01/15/09                                       3,000,000     2,925,420
Household Finance Corp.
   3.38%, 02/21/06                                       3,250,000     3,266,601
John Deere Capital Corp.
   4.50%, 08/22/07                                       3,000,000     3,064,806
Morgan Stanley
   5.80%, 04/01/07                                       3,000,000     3,172,305
   7.75%, 06/15/05                                       5,000,000     5,243,650
Pitney Bowes Credit Corp.
   5.75%, 08/15/08                                       1,000,000     1,061,900
SLM Corp.
   5.63%, 04/10/07                                       3,000,000     3,152,595
Technical Olympic USA Inc.
   9.00%, 07/01/10                                         500,000       512,500
                                                                     -----------
                                                                      67,808,358
                                                                     -----------
ELECTRIC (0.97%)
AES Corp.
   8.75%, 05/15/13 (a)                                     500,000       535,625
American Electric Power Inc.
   6.13%, 05/15/06                                       1,000,000     1,049,765
Edison Mission Energy
   10.00%, 08/15/08                                        500,000       533,750
Pacific Gas & Electric Corp.
   3.60%, 03/01/09                                       1,300,000     1,251,371
   4.80%, 03/01/14                                       1,850,000     1,752,949
PSEG Power LLC
   6.88%, 04/15/06                                       1,000,000     1,060,933
                                                                     -----------
                                                                       6,184,393
                                                                     -----------

                See accompanying notes to financial statements.

                         COREALPHA BOND MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                         Principal
                                                          amount        Value
                                                        ----------   -----------

CORPORATE BONDS & NOTES (Cont.)

ELECTRICAL COMPONENTS & EQUIPMENT (0.08%)
Rayovac Corp.
   8.50%, 10/01/13                                      $  500,000   $   525,000
                                                                     -----------
ENTERTAINMENT (0.30%)
AMC Entertainment Inc.
   8.00%, 03/01/14 (a)                                     500,000       477,500
Gaylord Entertainment Co.
   8.00%, 11/15/13                                         500,000       506,875
Penn National Gaming Inc.
   6.88%, 12/01/11 (a)                                     500,000       490,625
Pinnacle Entertainment Inc.
   8.25%, 03/15/12 (a)                                     500,000       478,750
                                                                     -----------
                                                                       1,953,750
                                                                     -----------
FOOD (0.34%)
Ahold Finance USA Inc.
   8.25%, 07/15/10                                         500,000       527,500
Del Monte Corp.
   8.63%, 12/15/12                                         500,000       538,750
SUPERVALU Inc.
   7.88%, 08/01/09                                       1,000,000     1,129,489
                                                                     -----------
                                                                       2,195,739
                                                                     -----------
FOREST PRODUCTS & PAPER (0.91%)
Georgia Pacific Corp.
   8.13%, 05/15/11                                         500,000       552,500
Weyerhaeuser Co.
   6.13%, 03/15/07                                       5,000,000     5,282,735
                                                                     -----------
                                                                       5,835,235
                                                                     -----------
HEALTH CARE-SERVICES (0.80%)
Humana Inc.
   7.25%, 08/01/06                                       1,000,000     1,071,963
Province Healthcare Co.
   7.50%, 06/01/13                                         500,000       482,500
UnitedHealth Group Inc.
   3.30%, 01/30/08                                       3,665,000     3,582,314
                                                                     -----------
                                                                       5,136,777
                                                                     -----------
HOME BUILDERS (0.08%)
D.R. Horton Inc.
   6.88%, 05/01/13                                         500,000       510,000
                                                                     -----------
INSURANCE (1.84%)
AIG SunAmerica Global Finance IX
   5.10%, 01/17/07 (a)                                   5,000,000     5,196,710
Allstate Financial Global Funding
   2.50%, 06/20/08 (a)                                   4,970,000     4,684,265
Principal Life Inc.
   3.20%, 04/01/09                                       2,000,000     1,906,310
                                                                     -----------
                                                                      11,787,285
                                                                     -----------
IRON & STEEL (0.15%)
International Steel Group Inc.
   6.50%, 04/15/14 (a)                                  $  500,000   $   468,750
United States Steel LLC
   9.75%, 05/15/10                                         420,000       465,150
                                                                     -----------
                                                                         933,900
                                                                     -----------
LODGING (0.43%)
Marriott International Inc.
   7.00%, 01/15/08                                       2,530,000     2,755,686
                                                                     -----------
MACHINERY (0.08%)
Columbus McKinnon Corp.
   10.00%, 08/01/10                                        500,000       530,000
                                                                     -----------
MANUFACTURING (0.49%)
Tyco International Group SA
   6.38%, 02/15/06                                       3,000,000     3,149,718
                                                                     -----------
MEDIA (0.74%)
Charter Communications Holdings LLC
   8.63%, 04/01/09                                         500,000       398,750
Cox Communications Inc.
   7.75%, 08/15/06                                       2,000,000     2,173,550
CSC Holdings Inc.
   7.63%, 04/01/11                                         500,000       501,250
Dex Media East LLC
   12.13%, 11/15/12                                        500,000       583,750
Walt Disney Co. (The)
   6.75%, 03/30/06                                       1,000,000     1,059,285
                                                                     -----------
                                                                       4,716,585
                                                                     -----------
OIL & GAS (1.76%) Chesapeake Energy Corp.
   6.88%, 01/15/16                                         500,000       487,500
Conoco Funding Co.
   5.45%, 10/15/06                                       6,000,000     6,280,404
Pemex Project Funding Master Trust
   8.50%, 02/15/08                                       1,000,000     1,100,000
Pioneer Natural Resources Co.
   6.50%, 01/15/08                                         680,000       722,664
Repsol International Finance BV
   7.45%, 07/15/05                                         500,000       525,044
Valero Energy Corp.
   7.38%, 03/15/06                                       2,000,000     2,137,916
                                                                     -----------
                                                                      11,253,528
                                                                     -----------

                See accompanying notes to financial statements.

                         COREALPHA BOND MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                       Principal
                                                         amount         Value
                                                      -----------   ------------

CORPORATE BONDS & NOTES (Cont.)

OIL & GAS SERVICES (0.08%)
Halliburton Co.
   6.00%, 08/01/06                                    $   500,000   $    523,221
                                                                    ------------
PHARMACEUTICALS (0.50%)
Caremark Rx Inc.
   7.38%, 10/01/06                                      3,000,000      3,206,862
                                                                    ------------
PIPELINES (0.16%)
ANR Pipeline Co.
   8.88%, 03/15/10                                        500,000        546,250
Utilicorp United Inc.
   7.63%, 11/15/09                                        500,000        462,500
                                                                    ------------
                                                                       1,008,750
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS (0.58%)
Omega Healthcare Investors Inc.
   7.00%, 04/01/14 (a)                                    500,000        472,500
Simon Property Group LP
   6.38%, 11/15/07                                      3,000,000      3,211,119
                                                                    ------------
                                                                       3,683,619
                                                                    ------------
RETAIL (2.38%)
Saks Inc.
   7.00%, 12/01/13                                        500,000        493,750
Star Gas Partners LP
   10.25%, 02/15/13                                       500,000        535,000
Tricon Global Restaurants
   7.65%, 05/15/08                                      1,000,000      1,116,575
   8.88%, 04/15/11                                      1,000,000      1,206,727
Wal-Mart Stores Inc.
   3.38%, 10/01/08                                      4,500,000      4,373,838
   4.38%, 07/12/07                                      3,000,000      3,067,089
   6.88%, 08/10/09                                      4,000,000      4,460,256
                                                                    ------------
                                                                      15,253,235
                                                                    ------------
TELECOMMUNICATIONS (1.21%)
AT&T Wireless Services Inc.
   7.35%, 03/01/06                                      1,000,000      1,067,099
British Telecom PLC
   7.88%, 12/15/05                                      1,000,000      1,069,163
Crown Castle International Corp. Series B
   7.50%, 12/01/13                                        500,000        497,500
Deutsche Telekom International Finance AG
   8.25%, 06/15/05                                      1,000,000      1,051,427
France Telecom SA
   7.20%, 03/01/06                                        500,000        536,070
GCI Inc.
   7.25%, 02/15/14 (a)                                    500,000        477,500
LCI International Inc.
   7.25%, 06/15/07                                        500,000        452,500
Motorola Inc.
   6.75%, 02/01/06                                    $ 2,000,000   $  2,103,122
Rural Cellular Corp.
   8.25%, 03/15/12 (a)                                    500,000        511,250
                                                                    ------------
                                                                       7,765,631
                                                                    ------------
TRANSPORTATION (0.30%)
FedEx Corp.
   2.65%, 04/01/07 (a)                                  2,000,000      1,942,184
                                                                    ------------
TOTAL CORPORATE BONDS & NOTES
(Cost: $197,763,539)                                                 193,796,780
                                                                    ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (5.61%)

MORTGAGE-BACKED SECURITIES (5.61%)

Bank of America Alternative Loan Trust,
      Series 2003-5, Class 2A1
   5.00%, 07/25/18                                      5,376,016      5,282,363

Long Beach Mortgage Loan Trust, Series
      2001-1, Class M2
   2.10%, 04/21/31                                      2,650,000      2,647,946
Master Asset Securitization Trust, Series
      2003-10, Class 3A1
   5.50%, 11/25/33                                     10,972,797     10,855,663

Master Asset Securitization Trust, Series
      2003-5, Class 4A4
   5.50%, 06/25/33                                      4,183,898      4,209,679

Residential Funding Mortgage Securities I,
      Series 2003-S15, Class A1
   4.50%, 08/25/18                                      2,831,980      2,795,296

Washington Mutual MSC Mortgage Pass-
      Through, Series 2003-MS1, Class 2A
   5.25%, 02/25/18                                      7,035,077      7,111,633

Wells Fargo Mortgage Backed Securities
      Trust, Series 2003-10, Class A1
   4.50%, 09/25/18                                      3,138,026      3,044,493
                                                                    ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $35,750,135)                                                   35,947,073
                                                                    ------------
FOREIGN GOVERNMENT BONDS & NOTES (f) (1.91%)

British Columbia (Province of)
   4.63%, 10/03/06                                      2,000,000      2,060,300
   5.38%, 10/29/08                                      2,900,000      3,052,978

                See accompanying notes to financial statements.

                         COREALPHA BOND MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                       Principal
                                                         amount         Value
                                                      -----------   ------------
FOREIGN GOVERNMENT BONDS & NOTES (Cont.)

Ontario (Province of)
   3.50%, 09/17/07                                    $ 5,000,000   $  4,973,790

United Mexican States
   8.50%, 02/01/06                                      2,000,000      2,162,000
                                                                    ------------
TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $12,277,313)                                                   12,249,068
                                                                    ------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (57.98%)

MORTGAGE-BACKED SECURITIES (33.88%)

Federal Home Loan Mortgage Corporation
   5.00%, 07/01/19 (b)                                 15,700,000     15,704,899
   5.00%, 10/01/33                                     10,582,921     10,248,520
   5.00%, 05/01/34                                        472,437        456,544
   5.50%, 07/01/34 (b)                                 10,000,000      9,953,120
   6.00%, 07/01/34 (b)                                 42,300,000     43,185,677
   6.50%, 05/01/34                                     16,900,000     17,628,131

Federal National Mortgage Association
   5.00%, 06/25/19                                      2,394,183      2,385,298
   5.00%, 03/01/34                                      9,035,050      8,756,359
   5.50%, 07/01/19 (b)                                 12,900,000     13,190,250
   5.50%, 01/01/34                                     11,852,381     11,829,914
   5.50%, 07/01/33 (b)                                 31,000,000     30,845,000
   5.50%, 07/01/33                                     35,280,301     35,213,425
   6.50%, 07/01/34 (b)                                 16,900,000     17,591,852
                                                                    ------------
                                                                     216,988,989
                                                                    ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (6.42%)

Federal National Mortgage Association
   5.75%, 02/15/08                                     38,600,000     41,131,774
                                                                    ------------
U.S. GOVERNMENT SECURITIES (17.68%)

U.S. Treasury Bonds
   5.38%, 02/15/31                                     45,600,000     45,990,108

U.S. Treasury Notes
   1.63%, 02/28/06 (c)                                    100,000         98,535
   2.63%, 05/15/08 (c)                                    398,000        385,516
   3.13%, 04/15/09 (c)                                  1,445,000      1,403,965
   4.00%, 02/15/14                                     68,600,000     65,379,024
                                                                    ------------
                                                                     113,257,148
                                                                    ------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost: $378,076,519)                                                 371,377,911
                                                                    ------------

                                                       Shares or
                                                       principal
                                                        amount          Value
                                                     ------------   ------------
SHORT-TERM INVESTMENTS (42.50%)

MONEY MARKET FUNDS (22.34%)
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares (d) (e)                       130,683,556   $130,683,556
Barclays Global Investors Funds Prime
   Money Market Fund, Institutional
   Shares (d) (e)                                      10,931,160     10,931,160
BlackRock Temp Cash Money Market Fund (d)                 501,656        501,656
Short-Term Investment Co. - Liquid
   Assets Money Market Portfolio (d)                      962,635        962,635
                                                                    ------------
                                                                     143,079,007
                                                                    ------------
COMMERCIAL PAPER (9.84%)
Alpine Securitization Corp.
   1.08%, 07/06/04 (d)                               $    337,872        337,822
   1.22%, 07/13/04 (d)                                    298,123        298,002
Amsterdam Funding Corp.
   1.08%, 07/07/04 (d)                                    695,619        695,494
   1.11%, 07/09/04 (d)                                  1,172,615      1,172,326
   1.18%, 07/20/04 (d)                                    372,653        372,421
   1.21%, 07/21/04 (d)                                    248,435        248,268
   1.22%, 07/19/04 (d)                                    298,123        297,941
Barton Capital Corp.
   1.07%, 07/01/04                                      5,000,000      5,000,000
Bristol-Myers Squibb Co.
   1.12%, 07/12/04                                      4,467,000      4,465,471
Calyon North America I
   1.05%, 07/01/04                                      5,000,000      5,000,000
Cantabric Finance LLC
   1.09%, 07/22/04 (d)                                    745,306        744,832
CRC Funding LLC
   1.10%, 07/07/04 (d)                                    387,559        387,488
Delaware Funding Corp.
   1.24%, 07/22/04                                      5,000,000      4,996,383
Edison Asset Securitization
   1.06%, 07/07/04 (d)                                    496,871        496,783
   1.06%, 07/08/04 (d)                                    248,435        248,384
   1.07%, 09/21/04 (d)                                    496,871        495,660
   1.45%, 11/09/04 (d)                                    993,742        988,498
   1.59%, 12/02/04 (d)                                    993,742        986,983
Eureka Securitization PLC
   1.12%, 07/23/04                                      5,000,000      4,996,578
Falcon Asset Securitization Corp.
   1.21%, 07/19/04                                      5,000,000      4,996,975
   1.22%, 07/23/04 (d)                                    606,014        605,562
Galaxy Funding Inc.
   1.07%, 07/20/04 (d)                                    447,184        446,931
Grampian Funding LLC
   1.08%, 07/07/04 (d)                                    298,123        298,069
   1.26%, 10/22/04 (d)                                    993,742        989,827
   1.44%, 10/27/04 (d)                                    993,742        989,051
   1.59%, 11/30/04 (d)                                    496,871        493,535

                 See accompanying notes to financial statements.

                         COREALPHA BOND MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                        Principal
                                                         amount         Value
                                                       -----------   -----------
SHORT-TERM INVESTMENTS (Cont.)

COMMERCIAL PAPER (Cont.)
Jupiter Securitization Corp.
   1.10%, 07/07/04 (d)                                 $  347,810    $   347,746
   1.21%, 07/19/04 (d)                                    496,871        496,570
   1.24%, 07/23/04 (d)                                    327,935        327,686
New Center Asset Trust
   1.22%, 07/19/04 (d)                                    298,123        297,941
Polonius, Inc.
   1.15%, 07/12/04 (a)                                  5,000,000      4,998,243
Preferred Receivables Funding Corp.
   1.23%, 07/21/04 (d)                                    695,619        695,144
Receivables Capital Corp.
   1.07%, 07/02/04 (d)                                    412,224        412,212
   1.21%, 07/19/04 (d)                                    745,306        744,855
Scaldis Capital LLC
   1.21%, 07/15/04 (d)                                    496,871        496,637
   1.24%, 07/19/04 (d)                                    248,435        248,281
Shell Finance (UK) PLC
   1.07%, 07/12/04                                      2,359,000      2,358,229
Sydney Capital Corp.
   1.15%, 07/09/04 (d)                                    248,435        248,372
   1.25%, 10/22/04 (d)                                    330,717        329,420
Thames Asset Global Securitization No. 1 Inc.
   1.15%, 07/12/04 (d)                                    177,870        177,807
   1.24%, 07/20/04                                      5,745,306      5,741,547
UBS Finance (Delaware)
   1.07%, 07/15/04                                      4,045,000      4,043,317
                                                                     -----------
                                                                      63,013,291
                                                                     -----------
FLOATING RATE NOTES (5.56%)
Beta Finance Inc.
   1.07%, 05/04/05 (a) (d)                                596,245        596,145
   1.13%, 10/12/04 (a) (d)                                496,871        496,857
   1.19%, 09/15/04 (a) (d)                                993,742        993,721
   1.27%, 03/15/05 (a) (d)                                496,871        497,152
   1.34%, 08/23/04 (a) (d)                                496,871        496,932
Canadian Imperial Bank of Commerce
   1.24%, 10/07/04 (d)                                    745,306        745,277
   1.38%, 11/22/04 (d)                                    248,435        248,443
   1.40%, 10/29/04 (d)                                    993,742        993,734
CC USA Inc.
   1.07%, 07/16/04 (d)                                    248,435        248,325
   1.07%, 05/04/05 (a) (d)                                993,742        993,575
   1.24%, 07/15/04 (a) (d)                                496,871        496,878
   1.29%, 04/15/05 (a) (d)                                993,742        993,663
   1.51%, 02/15/05 (a) (d)                                645,932        646,568
DEPFA Bank PLC
   1.27%, 06/15/05 (d)                                    993,742        993,742
Dorada Finance Inc.
   1.04%, 07/01/04 (d)                                    347,810        347,810
   1.24%, 08/09/04 (d)                                    248,435        248,431
   1.48%, 01/18/05 (a) (d)                                745,306        745,286
Five Finance Inc.
   1.28%, 04/29/05 (a) (d)                             $  794,993    $   794,928
HBOS Treasury Services PLC
   1.24%, 04/01/05 (d)                                    635,995        635,947
   1.58%, 04/22/05 (d)                                    993,742        993,742
K2 USA LLC
   1.19%, 08/16/04 (a) (d)                                248,435        248,431
   1.26%, 09/27/04 (a) (d)                              1,073,241      1,073,203
   1.46%, 01/12/05 (a) (d)                                496,871        496,844
Key Bank, NA
   1.38%, 07/01/04 (d)                                  2,434,667      2,434,667
Links Finance LLC
   1.09%, 07/20/04 (d)                                    397,497        397,493
   1.18%, 04/15/05 (a) (d)                                993,742        993,585
   1.19%, 04/25/05 (d)                                    993,742        994,269
Nationwide Building Society
   1.14%, 07/23/04 (a) (d)                                745,306        745,306
   1.59%, 07/28/05 (a) (d)                                993,742        993,742
   1.63%, 12/09/04 (d)                                    824,806        818,793
Nordea Bank PLC
   2.11%, 06/07/05 (d)                                    993,742        993,558
Northern Rock PLC
   1.11%, 01/13/05 (a) (d)                                944,055        944,055
Permanent Financing PLC
   1.13%, 03/10/05 (d)                                    993,742        993,742
   1.14%, 12/10/04 (d)                                    496,871        496,871
Sigma Finance Inc.
   1.07%, 07/01/04 (d)                                    496,871        496,871
   1.08%, 10/07/04 (d)                                    993,742        993,689
   1.09%, 07/20/04 (d)                                    496,871        496,866
   1.24%, 08/06/04 (d)                                    248,435        248,434
Tango Finance Corp.
   1.06%, 07/06/04 (a) (d)                                298,123        298,122
   1.08%, 07/15/04 (a) (d)                                298,123        298,119
   1.11%, 04/07/05 (a) (d)                                364,703        364,675
   1.20%, 01/18/05 (a) (d)                                437,246        437,222
   1.20%, 05/17/05 (a) (d)                                824,806        824,770
   1.23%, 02/25/05 (a) (d)                                556,495        556,423
WhistleJacket Capital LLC
   1.20%, 09/15/04 (a) (d)                                496,871        496,850
   1.26%, 10/20/04 (d)                                    246,150        245,194
   1.32%, 02/04/05 (a) (d)                                248,435        248,406
   1.48%, 06/15/05 (a) (d)                                496,871        496,763
White Pine Finance LLC
   1.08%, 07/06/04 (a) (d)                                596,245        596,244
   1.19%, 04/15/05 (a) (d)                                745,306        745,189
   1.20%, 11/15/04 (a) (d)                                596,245        596,245
   1.21%, 05/20/05 (d)                                    447,184        447,144
   1.21%, 06/15/05 (a) (d)                                407,434        407,434
   1.27%, 08/26/04 (a) (d)                                496,871        496,859
                                                                     -----------
                                                                      35,623,234
                                                                     -----------

                 See accompanying notes to financial statements

                         COREALPHA BOND MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                  June 30, 2004
                                   (Unaudited)

                                                     Principal
                                                       amount          Value
                                                     ----------   -------------
SHORT-TERM INVESTMENTS (Cont.)

TIME DEPOSITS (3.23%)
Abbey National Treasury Services PLC
   1.25%, 01/06/05 (d)                               $  993,742   $     993,742
   1.33%, 02/10/05 (d)                                  496,871         496,825
   1.39%, 02/02/05 (d)                                  496,871         496,827
   1.39%, 04/08/05 (d)                                  695,619         695,539
   1.40%, 10/25/04 (d)                                  993,742         993,694
Bank of New York
   1.39%, 11/01/04 (d)                                  993,742         993,708
   1.60%, 12/03/04 (d)                                  248,435         248,382
Bank of Novia Scotia
   1.13%, 10/06/04 (d)                                  993,742         993,742
   1.24%, 10/07/04 (d)                                  745,306         745,286
   1.42%, 10/29/04 (d)                                  745,306         745,325
National City Bank (Cleveland, Ohio)
   1.17%, 06/10/05 (d)                                  496,871         497,017
   1.22%, 06/23/05 (d)                                  993,742         993,450
   1.25%, 01/06/05 (d)                                  993,742         993,767
Prudential Funding LLC
   1.60%, 12/01/04 (d)                                  496,871         493,492
SunTrust Bank
   1.38%, 07/01/04 (d)                                1,987,484       1,987,484
Toronto-Dominion Bank
   1.22%, 03/23/05 (d)                                1,739,048       1,738,827
   1.34%, 02/10/05 (d)                                  397,497         397,460
   1.41%, 11/01/04 (d)                                  745,306         745,281
   1.77%, 05/10/05 (d)                                  496,871         496,828
   1.90%, 05/11/05 (d)                                  496,871         496,828
UBS Finance (Delaware)
   1.10%, 09/08/04 (d)                                  993,742         991,647
   1.11%, 12/17/04 (d)                                1,490,613       1,482,845
   1.13%, 08/09/04 (d)                                  993,742         992,525
   1.14%, 09/29/04 (d)                                  993,742         990,922
                                                                  -------------
                                                                     20,701,443
                                                                  -------------
REPURCHASE AGREEMENTS (1.08%)
Banc of America Securities LLC
   1.45%, 07/01/04 (d)                                1,987,484       1,987,484
Goldman Sachs & Co.
   1.60%, 07/01/04 (d)                                4,968,710       4,968,710
                                                                  -------------
                                                                      6,956,194
                                                                  -------------
U.S. GOVERNMENT AGENCY NOTES (0.45%)
Federal Home Loan Mortgage Corporation
   1.28%, 08/19/04 (d)                               $  397,497   $     396,804
   1.63%, 04/15/05 (d)                                  695,619         697,371
   2.06%, 05/31/05 (d)                                  495,410         485,942
Federal National Mortgage Association
   1.28%, 08/20/04 (d)                                1,291,864       1,289,567
                                                                  -------------
                                                                      2,869,684
                                                                  -------------
TOTAL SHORT-TERM INVESTMENTS
(Cost: $272,242,853)                                                272,242,853
                                                                  -------------
TOTAL INVESTMENTS IN SECURITIES (138.26%)
(Cost: $896,110,359)                                                885,613,685

Other Assets, Less Liabilities (-38.26%)                           (245,091,330)
                                                                  -------------
NET ASSETS (100.00%)                                              $ 640,522,355
                                                                  =============

(a) Security exempt from registration under Rule 144 of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)  To-be-announced (TBA). See Note 1.
(c) These U.S. Treasury Notes are held in segregated accounts in connection with the Master Portfolio's holdings of futures contracts. See Note 1.
(d) All or a portion of this security represents investments of securities lending collateral.
(e)  Issuer is an affiliate of the Master Portfolio's investment adviser. See
     Note 2.
(f)  Investments are denominated in U.S. dollars.

                See accompanying notes to financial statements.

                      (This page intentionally left blank.)

                           MASTER INVESTMENT PORTFOLIO
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  June 30, 2004
                                   (Unaudited)

                                                                         S&P 500         Russell 2000        International
                                                                          Index              Index               Index
                                                                    Master Portfolio   Master Portfolio    Master Portfolio
                                                                    ----------------   ----------------    ----------------
Assets
   Investments at cost:

      Unaffiliated issuers                                           $2,461,802,746      $201,593,289        $ 92,624,946
                                                                     --------------      ------------        ------------
      Funds affiliated with the investment adviser                   $   96,446,815      $ 21,936,774        $  6,831,000
                                                                     --------------      ------------        ------------
                                                                     $           --      $         --        $    642,447
                                                                     --------------      ------------        ------------
      Foreign currency, at cost
   Investments in securities, at value (including securities
      on loan(a)) (Note 1):
      Unaffiliated issuers                                           $2,290,050,266      $222,592,290        $ 95,366,339
      Funds affiliated with the investment adviser                       96,446,815        24,449,957           7,003,043
      Master Portfolios affiliated with the investment adviser                   --                --                  --
   Foreign currency, at value                                                    --                --             640,334
   Receivables:
      Investment securities sold                                                 --            84,058              42,046
      Dividends and interest                                              3,098,642           197,790             235,468
      Due from broker - variation margin                                    217,350            28,795               7,920
      Open swap contracts (Note 1)                                               --                --                  --
      When-issued securities sold                                                --                --                  --
   Unrealized gain on forward foreign currency exchange contracts                --                --               5,647
                                                                     --------------      ------------        ------------
      Total Assets                                                    2,389,813,073       247,352,890         103,300,797
                                                                     --------------      ------------        ------------
Liabilities
   Payables:
      Investment securities purchased                                     4,723,416                --             591,396
      Open swap contracts (Note 1)                                               --                --                  --
      Collateral for securities loaned (Note 4)                         157,536,938        48,283,371          15,590,669
      Collateral for open swap contracts (Note 1)                                --                --                  --
      When-issued securities purchased                                           --                --                  --
      Investment advisory fees (Note 2)                                     248,374            24,796              20,665
      Administration fees (Note 2)                                               --             6,199              13,776
                                                                     --------------      ------------        ------------
      Total Liabilities                                                 162,508,728        48,314,366          16,216,506
                                                                     --------------      ------------        ------------
   Net Assets                                                        $2,227,304,345      $199,038,524        $ 87,084,291
                                                                     ==============      ============        ============

(a)  Securities on loan with market values for the following Master Portfolios:
     S&P 500 Index Master Portfolio $152,934,417, Russell 2000 Index Master Portfolio $46,470,262, International Index Master Portfolio $14,894,052, Active Stock Master Portfolio $36,969,054 and CoreAlpha Bond Master Portfolio $119,216,461. See Note 4.

                 See accompanying notes to financial statements.


LifePath Retirement    LifePath 2010     LifePath 2020     LifePath 2030     LifePath 2040     Active Stock        Core Bond
  Master Portfolio   Master Portfolio  Master Portfolio  Master Portfolio  Master Portfolio  Master Portfolio  Master Portfolio
------------------   ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    $         --       $         --      $         --      $         --      $         --      $855,184,529      $754,495,643
    ------------       ------------      ------------      ------------      ------------      ------------      ------------
    $ 21,702,895       $ 70,229,142      $164,474,665      $103,017,706      $ 67,666,408      $ 16,452,211      $141,614,716
    ------------       ------------      ------------      ------------      ------------      ------------      ------------
    $         --       $         --      $         --      $         --      $         --      $         --      $         --
    ------------       ------------      ------------      ------------      ------------      ------------      ------------

    $         --       $         --      $         --      $         --      $         --      $874,067,039      $743,998,969
      22,641,560         73,180,418       171,831,264       107,445,374        70,557,292        16,452,211       141,614,716
     134,720,119        321,348,963       583,677,264       299,815,212       178,168,093                --                --
              --                 --                --                --                --                --                --
       1,401,909          7,189,618        15,478,901         8,800,325         5,671,589         4,848,961         3,807,387
          22,488             72,658           175,143           102,809            82,148           673,128         7,204,856
              --                 --                --                --                --            19,550           119,322
              --                 --                --                --                --                --         1,190,961
              --                 --                --                --                --                --        13,545,592
              --                 --                --                --                --                --                --
    ------------       ------------      ------------      ------------      ------------      ------------      ------------
     158,786,076        401,791,657       771,162,572       416,163,720       254,479,122       896,060,889       911,481,803
    ------------       ------------      ------------      ------------      ------------      ------------      ------------

       1,700,000          9,703,343        19,003,378        10,903,172         6,400,000        22,977,301         5,334,250
              --                 --                --                --                --                --               632
              --                 --                --                --                --        38,208,590       121,280,846
              --                 --                --                --                --                --           950,000
              --                 --                --                --                --                --       143,033,825
           2,162              7,107            14,060             8,129             6,195           334,105           257,068
              --                 --                --                --                --           133,642           102,827
    ------------       ------------      ------------      ------------      ------------      ------------      ------------
       1,702,162          9,710,450        19,017,438        10,911,301         6,406,195        61,653,638       270,959,448
    ------------       ------------      ------------      ------------      ------------      ------------      ------------
    $157,083,914       $392,081,207      $752,145,134      $405,252,419      $248,072,927      $834,407,251      $640,522,355
    ============       ============      ============      ============      ============      ============      ============

                 See accompanying notes to financial statements.

                           MASTER INVESTMENT PORTFOLIO
                            STATEMENTS OF OPERATIONS
                     For the six months ended June 30, 2004
                                   (Unaudited)

                                                               S&P 500 Index      Russell 2000 Index   International Index
                                                               Master Portfolio    Master Portfolio      Master Portfolio
                                                               ----------------   ------------------   -------------------
Net Investment Income
   Dividends (a) (c)                                            $  26,149,076         $   963,575          $ 1,407,773
   Dividends allocated from Master Portfolios                              --                  --                   --
   Interest (c)                                                       488,747              39,606                5,434
   Interest allocated from Master Portfolios                               --                  --                   --
   Securities lending income (c)                                      108,129              50,048               34,705
   Expenses allocated from Master Portfolios                               --                  --                   --
                                                                -------------         -----------          -----------
      Total investment income                                      26,745,952           1,053,229            1,447,912
                                                                -------------         -----------          -----------
Expenses (Note 2)
   Investment advisory fees                                           822,541              71,040               78,748
   Administration fees                                                     --              17,760               52,498
                                                                -------------         -----------          -----------
Total expenses                                                        822,541              88,800              131,246
   Less investment advisory fees waived                                    --                  --                   --
                                                                -------------         -----------          -----------
Net expenses                                                          822,541              88,800              131,246
                                                                -------------         -----------          -----------
Net investment income                                              25,923,411             964,429            1,316,666
                                                                -------------         -----------          -----------
Realized and Unrealized Gain (Loss)
   Net realized gain loss on sale of investments (d)               (1,449,663)          6,166,373           (4,612,888)
   Net realized loss allocated from Master Portfolios                      --                  --                   --
   Net realized gain from in-kind redemptions                     559,588,129                  --           14,121,648
   Net realized gain on futures contracts                           2,642,625             203,011               64,662
   Net realized loss on swap contracts                                     --                  --                   --
   Net realized gain (loss) on foreign currency transactions               --                  --                3,410
   Net change in unrealized appreciation (depreciation) of
      investments                                                (452,024,735)          3,607,847           (3,267,319)
   Net change in unrealized appreciation (depreciation)
      allocated from Master Portfolios                                     --                  --                   --
   Net change in unrealized appreciation (depreciation) of
      futures contracts                                              (931,477)             96,618              (18,294)
   Net change in unrealized appreciation (depreciation) of
      swap contracts                                                       --                  --                   --
   Net change in unrealized appreciation (depreciation) on
      translation of assets and liabilities in foreign
      currencies                                                           --                  --              (22,221)
                                                                -------------         -----------          -----------
Net realized and unrealized gain (loss)                           107,824,879          10,073,849            6,268,998
                                                                -------------         -----------          -----------
Net increase (decrease) in net assets resulting from
   operations                                                   $ 133,748,290         $11,038,278          $ 7,585,664
                                                                =============         ===========          ===========

(a) Net of foreign withholding tax for the following Master Portfolios: S&P 500 Index Master Portfolio $--, Russell 2000 Index Master Portfolio $336, International Index Master Portfolio $83,764, LifePath Retirement Master Portfolio $2,049, LifePath 2010 Master Portfolio $13,149, LifePath 2020 Master Portfolio $29,392, LifePath 2030 Master Portfolio $16,722, LifePath 2040 Master Portfolio $10,408, Active Stock Master Portfolio $25 and CoreAlpha Bond Master Portfolio $0.
(b) For the period from March 15, 2004 (commencement of operations) through June 30, 2004.
(c) Includes income earned from funds affiliated with the investment adviser. See Note 2.
(d) Includes net realized gain (loss) on the sale of funds affiliated with the investment adviser. See Note 2.

                 See accompanying notes to financial statements.

LifePath Retirement     LifePath 2010      LifePath 2020      LifePath 2030
  Master Portfolio    Master Portfolio   Master Portfolio   Master Portfolio
-------------------   ----------------   ----------------   ----------------

    $   185,067         $    613,326       $ 1,551,467        $    893,424
        137,208              482,929         1,298,778             825,884
        470,671              902,662         1,363,321             540,500
        792,865            1,503,890         1,945,196             624,938
         12,351               21,870            38,020              11,903
       (128,918)            (296,844)         (544,132)           (270,415)
    -----------         ------------       -----------        ------------
      1,469,244            3,227,833         5,652,650           2,626,234
    -----------         ------------       -----------        ------------

        241,583              583,584         1,137,990             578,382
             --                   --                --                  --
    -----------         ------------       -----------        ------------
        241,583              583,584         1,137,990             578,382
       (146,340)            (353,559)         (683,721)           (355,995)
    -----------         ------------       -----------        ------------
         95,243              230,025           454,269             222,387
    -----------         ------------       -----------        ------------
      1,374,001            2,997,808         5,198,381           2,403,847
    -----------         ------------       -----------        ------------

      5,573,520           15,057,424         7,369,344          24,959,455
     (1,493,188)          (2,773,141)       (3,482,022)         (1,237,365)
             --                   --                --                  --
             --                   --                --                  --
             --                   --                --                  --
          1,471               (1,122)          (10,156)             (6,440)
     (3,801,288)         (10,981,754)          102,515         (20,574,137)

       (758,594)            (130,248)        3,618,124           3,461,220

             --                   --                --                  --

             --                   --                --                  --

             --                   --                --                  --

           (886)              (2,183)           (2,624)             (1,498)
    -----------         ------------       -----------        ------------
       (478,965)           1,168,976         7,595,181           6,601,235
    -----------         ------------       -----------        ------------

    $   895,036         $  4,166,784       $12,793,562        $  9,005,082
    ===========         ============       ===========        ============

  LifePath 2040        Active Stock          CoreAlpha Bond
Master Portfolio   Master Portfolio (b)   Master Portfolio (b)
----------------   --------------------   --------------------

  $   669,368           $ 3,333,806           $         --
      589,033                    --                     --
      192,425                17,484              4,942,615
      183,861                    --                     --
        5,453                13,438                 75,909
     (161,393)                   --                     --
  -----------           -----------           ------------
    1,478,747             3,364,728              5,018,524
  -----------           -----------           ------------

      357,869               565,338                436,062
           --               226,135                174,425
  -----------           -----------           ------------
      357,869               791,473                610,487
     (215,208)                   --                     --
  -----------           -----------           ------------
      142,661               791,473                610,487
  -----------           -----------           ------------
    1,336,086             2,573,255              4,408,037
  -----------           -----------           ------------

   (1,539,090)               24,588             (6,670,958)
     (255,551)                   --                     --
           --                    --                     --
           --               223,856              1,312,547
           --                    --             (4,131,307)
       19,046                    --                     --

    3,560,888            18,882,510            (10,496,674)

    3,013,010                    --                     --

           --                16,740                503,325

           --                    --                299,161

      (19,607)                   --                     --
  -----------           -----------           ------------
    4,778,696            19,147,694            (19,183,906)
  -----------           -----------           ------------

  $ 6,114,782           $21,720,949           $(14,775,869)
  ===========           ===========           ============

                 See accompanying notes to financial statements.

                           MASTER INVESTMENT PORTFOLIO
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                     S&P 500 Index                Russell 2000 Index
                                                                   Master Portfolio                Master Portfolio
                                                          --------------------------------   ---------------------------
                                                              2004 (a)         2003 (b)        2004 (a)       2003 (b)
                                                          ---------------   --------------   ------------   ------------
                                                            (unaudited)                       (unaudited)
Increase (decrease) in net assets

Operations:
   Net investment income                                  $    25,923,411   $   49,900,066   $    964,429   $  1,484,778
   Net realized gain (loss)                                   560,781,091       16,069,488      6,369,384     12,523,358
   Net change in unrealized appreciation (depreciation)      (452,956,212)     686,078,250      3,704,465     34,284,536
                                                          ---------------   --------------   ------------   ------------
Net increase in net assets resulting from operations          133,748,290      752,047,804     11,038,278     48,292,672
                                                          ---------------   --------------   ------------   ------------
Interestholder transactions:
   Contributions                                              498,317,517    1,247,904,502     42,569,021     69,673,983
   Withdrawals                                             (2,036,154,059)    (708,478,794)    (9,410,386)   (40,582,669)
                                                          ---------------   --------------   ------------   ------------
   Net increase (decrease) in net assets resulting from
      interestholder transactions                          (1,537,836,542)     539,425,708     33,158,635     29,091,314
                                                          ---------------   --------------   ------------   ------------
Increase (decrease) in net assets                          (1,404,088,252)   1,291,473,512     44,196,913     77,383,986

NET ASSETS:
   Beginning of period                                      3,631,392,597    2,339,919,085    154,841,611     77,457,625
                                                          ---------------   --------------   ------------   ------------
   End of period                                          $ 2,227,304,345   $3,631,392,597   $199,038,524   $154,841,611
                                                          ===============   ==============   ============   ============

                                                                  LifePath 2020                 LifePath 2030
                                                                Master Portfolio              Master Portfolio
                                                          ---------------------------   ---------------------------
                                                            2004 (a)       2003 (b)       2004 (a)        2003(b)
                                                          ------------   ------------   ------------   ------------
                                                           (unaudited)                   (unaudited)
Increase (decrease) in net assets

Operations:
   Net investment income                                  $  5,198,381   $  6,754,213   $  2,403,847   $  2,803,908
   Net realized gain (loss)                                  3,877,166    (10,510,171)    23,715,650     (3,578,057)
   Net change in unrealized appreciation (depreciation)      3,718,015     70,943,391    (17,114,415)    34,082,658
                                                          ------------   ------------   ------------   ------------
Net increase (decrease) in net assets resulting from
   operations                                               12,793,562     67,187,433      9,005,082     33,308,509
                                                          ------------   ------------   ------------   ------------
Interestholder transactions:
   Contributions                                           310,673,567    195,074,936    195,472,791    119,861,381
   Withdrawals                                             (42,801,868)   (60,811,918)   (23,677,743)   (30,946,859)
                                                          ------------   ------------   ------------   ------------
   Net increase in net assets resulting from
      interestholder transactions                          267,871,699    134,263,018    171,795,048     88,914,522
                                                          ------------   ------------   ------------   ------------
Increase in net assets                                     280,665,261    201,450,451    180,800,130    122,223,031

NET ASSETS:
   Beginning of period                                     471,479,873    270,029,422    224,452,289    102,229,258
                                                          ------------   ------------   ------------   ------------
   End of period                                          $752,145,134   $471,479,873   $405,252,419   $224,452,289
                                                          ============   ============   ============   ============

(a)  For the six months ended June 30, 2004.
(b)  For the year ended December 31, 2003.
(c) For the period from March 15, 2004 (commencement of operations) to June 30, 2004.

                 See accompanying notes to financial statements.

    International Index           LifePath Retirement              LifePath 2010
      Master Portfolio              Master Portfolio             Master Portfolio
---------------------------   ---------------------------   ---------------------------
  2004 (a)       2003 (b)       2004 (a)       2003 (b)       2004 (a)       2003 (b)
------------   ------------   ------------   ------------   ------------   ------------
 (unaudited)                   (unaudited)                   (unaudited)

$  1,316,666   $  2,469,101   $  1,374,001   $  1,336,915   $  2,997,808   $  3,356,071
   9,576,832       (922,989)     4,081,803       (212,725)    12,283,161     (2,098,757)
  (3,307,834)    38,572,031     (4,560,768)     6,149,612    (11,114,185)    23,983,434
------------   ------------   ------------   ------------   ------------   ------------
   7,585,664     40,118,143        895,036      7,273,802      4,166,784     25,240,748
------------   ------------   ------------   ------------   ------------   ------------

  27,766,690     46,381,313     84,258,925     76,464,718    187,402,727    130,632,999
 (99,427,444)   (26,275,524)   (29,440,223)   (22,832,273)   (37,943,509)   (38,736,923)
------------   ------------   ------------   ------------   ------------   ------------

 (71,660,754)    20,105,789     54,818,702     53,632,445    149,459,218     91,896,076
------------   ------------   ------------   ------------   ------------   ------------
 (64,075,090)    60,223,932     55,713,738     60,906,247    153,626,002    117,136,824

 151,159,381     90,935,449    101,370,176     40,463,929    238,455,205    121,318,381
------------   ------------   ------------   ------------   ------------   ------------
$ 87,084,291   $151,159,381   $157,083,914   $101,370,176   $392,081,207   $238,455,205
============   ============   ============   ============   ============   ============

        LifePath 2040                 Active Stock                 CoreAlpha Bond
      Master Portfolio              Master Portfolio              Master Portfolio
---------------------------   ---------------------------   ---------------------------
  2004 (a)       2003 (b)       2004 (c)                      2004 (c)
------------   ------------   ------------                  ------------
 (unaudited)                   (unaudited)                   (unaudited)

$  1,336,086   $  1,813,999   $  2,573,255                  $  4,408,037
  (1,775,595)   (10,409,705)       248,444                    (9,489,718)
   6,554,291     34,620,651     18,899,250                    (9,694,188)
------------   ------------   ------------                  ------------

   6,114,782     26,024,945     21,720,949                   (14,775,869)
------------   ------------   ------------                  ------------

 106,365,747     92,618,651    812,686,302                   655,298,224
 (26,280,917)   (31,007,978)            --                            --
------------   ------------   ------------                  ------------

  80,084,830     61,610,673    812,686,302                   655,298,224
------------   ------------   ------------                  ------------
  86,199,612     87,635,618    834,407,251                   640,522,355

 161,873,315     74,237,697             --                            --
------------   ------------   ------------                  ------------
$248,072,927   $161,873,315   $834,407,251                  $640,522,355
============   ============   ============                  ============

                 See accompanying notes to financial statements.

                           MASTER INVESTMENT PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

1.   Significant accounting policies

Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust. As of June 30, 2004, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, and S&P 500 Index Master Portfolios.

These financial statements relate only to the S&P 500 Index, Russell 2000 Index, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Active Stock and CoreAlpha Bond Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios"). The Active Stock and CoreAlpha Bond Master Portfolios each commenced operations on March 15, 2004.

Under MIP's organizational documents, the Master Portfolios' officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Restructuring of LifePath Master Portfolios

As of March 15, 2004, the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios (each, a "LifePath Master Portfolio", collectively, the "LifePath Master Portfolios") converted to a fund-of-funds structure. Consequently, as of March 15, 2004, each LifePath Master Portfolio seeks to achieve its investment objective by investing in a combination of stock, bond and money market funds (the "Underlying Funds") in proportions suggested by its own comprehensive investment strategy. The Underlying Funds are advised by Barclays Global Fund Advisors ("BGFA"), and include the Active Stock and CoreAlpha Bond Master Portfolios, the Barclays Global Investors Funds Institutional Money Market Fund and exchange-traded funds in the iShares family of funds.

Security valuation

The securities of each Master Portfolio for which the primary market is a national securities or commodities exchange or a recognized foreign securities or commodities exchange are valued at the last reported sales price on the principal exchange on which such securities are traded, or in the absence of any sale on the valuation date, at the last quoted bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price, or in the absence of any sale on the valuation date, at the last quoted bid price. U.S. Government securities and all other securities for which current over-the-counter market quotations are readily available are valued at the last quoted bid price. If quoted prices are unavailable or inaccurate, market values are determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from independent pricing sources. Short-term investments are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities or other assets for which market quotations are not readily available are valued in accordance with fair value pricing policies approved by MIP's Board of Trustees (the "Board").

                           MASTER INVESTMENT PORTFOLIO

                                   (Unaudited)

The value of each LifePath Master Portfolio's investment in each of the Active Stock Master Portfolio and the CoreAlpha Bond Master Portfolio reflects that LifePath Master Portfolio's proportionate interest in the net assets of that Master Portfolio. As of June 30, 2004, the percentages of the Active Stock and CoreAlpha Bond Master Portfolios owned by each LifePath Master Portfolios were as follows:

--------------------------------------------------------------------------------
                                               Active Stock      CoreAlpha Bond
Master Portfolio                             Master Portfolio   Master Portfolio
----------------                             ----------------   ----------------
LifePath Retirement                                 4.05%            15.49%
LifePath 2010                                      14.49             30.05
LifePath 2020                                      38.56             38.24
LifePath 2030                                      25.12             12.56
LifePath 2040                                      17.78              3.66
--------------------------------------------------------------------------------

Securities transactions and income recognition

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

Each LifePath Master Portfolio records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Active Stock and CoreAlpha Bond Master Portfolios. In addition, each LifePath Master Portfolio accrues its own expenses.

Foreign currency translation

The accounting records of the Master Portfolios are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transactions.

Each Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Master Portfolios as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

Federal income taxes

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have "passed through" to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

Futures contracts

The Master Portfolios, except for the LifePath Master Portfolios, may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as receivables or payables in the accompanying Statements of Assets and Liabilities. When the contract is closed, the Master Portfolio records a "realized gain (loss) on futures contracts" in its Statement of Operations, equal to the difference between the value of the contract at the

                           MASTER INVESTMENT PORTFOLIO

                                   (Unaudited)

time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission ("SEC"), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equity in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

As of June 30, 2004, the open futures contracts held by the Master Portfolios were as follows:

---------------------------------------------------------------------------------------------------------------------
                                                                                                             Net
                                                                                                         unrealized
                        Number of                                                        Notional       appreciation
   Master Portfolio     contracts   Position   Futures contracts    Expiration date   contract value   (depreciation)
---------------------   ---------   --------   ------------------   ---------------   --------------   --------------
S&P 500 Index              189        Long     S&P 500 Index            09/17/04       $  50,992,900      $ 271,056
                                                                                                          =========

Russell 2000 Index          14        Long     Russell 2000 Index       09/17/04       $   4,146,450      $ 153,165
                             5        Long     Russell Mini Index       09/17/04             296,175          4,050
                                                                                                          ---------
                                                                                                          $ 157,215
                                                                                                          =========

International Index          8        Long     Euro 50 Index            09/17/04       $     225,360      $   3,045
                             3        Long     FTSE 100 Index           09/21/04             134,130         (2,747)
                             9        Long     Nikkei 300 Index         09/17/04          20,529,000          6,333
                                                                                                          ---------
                                                                                                          $   6,631
                                                                                                          =========

Active Stock                17        Long     S&P 500 Index            09/17/04       $   4,846,700      $  16,740
                                                                                                          =========

CoreAlpha Bond              27        Long     U.S. 5-Year Note         09/30/04       $   2,934,563      $  16,237
                           428        Long     U.S. 10-Year Note        09/30/04          46,792,438        522,860
                            48        Long     U.S. Long Bond           09/30/04           5,160,000        105,605
                          (484)       Short    U.S. 2-Year Note         09/30/04        (101,544,688)      (141,377)
                                                                                                          ---------
                                                                                                          $ 503,325
                                                                                                          =========
---------------------------------------------------------------------------------------------------------------------

The S&P 500 Index, Russell 2000 Index, Active Stock and CoreAlpha Bond Master Portfolios have pledged to brokers U.S. Treasury Bills and U.S. Treasury Notes with face amounts of $3,250,000, $600,000, $400,000 and $1,323,000, respectively, for initial margin requirements.

The International Index Master Portfolio has pledged to a broker high-quality equity securities with an aggregate market value of $4,508,216 at June 30, 2004, for initial margin requirements.

When issued/TBA transactions

The CoreAlpha Bond Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced ("TBA") basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a "TBA roll"). The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction. The Master Portfolio's use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover, higher transaction costs and to pay higher capital gain distributions to interestholders.

Repurchase agreements

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by a Master Portfolio collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Master Portfolios did not enter into any

                           MASTER INVESTMENT PORTFOLIO

                                   (Unaudited)

repurchase agreements at June 30, 2004; however, cash collateral for securities on loan was invested in repurchase agreements at June 30, 2004. For further information, see Note 4, below.

Forward foreign currency exchange contracts

A foreign currency or cross currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The International Index Master Portfolio may use foreign currency or cross currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked-to-market daily. The International Index Master Portfolio could be exposed to risk if the counterparties to the contracts were unable to meet the terms of the contract, or if there were unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The amount at risk for such foreign currency or cross currency exchange contracts may exceed the amount reflected in the financial statements.

As of June 30, 2004, the International Index Master Portfolio held the following forward foreign currency exchange contracts:

-----------------------------------------------------------------------------------------------------
Forward Foreign Currency Exchange Contracts

                         Foreign currency   Exchange   U.S. equivalent   U.S. dollar   Net unrealized
     Currency               purchased         date           cost           value           gain
----------------------   ----------------   --------   ---------------   -----------   --------------
Purchase Contracts
British Pound Sterling          54,698      08/06/04       $ 96,200        $ 98,893        $2,693
Euro                            98,442      08/06/04        117,714         119,688         1,974
Japanese Yen                 7,155,251      08/06/04         65,032          65,667           635
                                                                                           ------
                                                                              Total        $5,302
-----------------------------------------------------------------------------------------------------

Swap agreements

The CoreAlpha Bond Master Portfolio may enter into index and interest-rate swap agreements. Index swaps involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest. The Master Portfolio will usually enter into swaps on a net basis. In doing so, the two payments are netted out, with the Master Portfolio receiving or paying, as the case may be, only the net amount of the two payments. If the Master Portfolio enters into a swap, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The risk of loss with respect to swaps generally is limited to the net amount of payments that the Master Portfolio is contractually obligated to make. There is also a risk of default by the other party to a swap.

The CoreAlpha Bond Master Portfolio may also enter into credit default swaps to protect against credit risks associated with investing in certain companies and to sell protection to a counterparty against credit risks associated with certain companies. In a cash-settled credit default swap where the Master Portfolio is buying protection, the Master Portfolio makes a stream of fixed payments to the counterparty in exchange for the right to receive a compensation for the loss in market value of its investment in the company that is being hedged, in the event the company experiences a credit event, such as a material loan or bond default, restructuring or bankruptcy. In a cash-settled credit default swap where the Master Portfolio is selling protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving the fixed premium over the life of the transaction. Credit default swaps involve significant risks, including the risk of loss associated with the failure of the counterparty to perform its obligations under the swap contract.

                           MASTER INVESTMENT PORTFOLIO

                                   (Unaudited)

As of June 30, 2004, the open swap contracts held by the CoreAlpha Bond Master Portfolio were as follows:

-------------------------------------------------------------------------------------------------------------------------
   Notional Amount     Expiration Date                  Description                Unrealized Appreciation (Depreciation)
-------------------------------------------------------------------------------------------------------------------------
Credit Default Swaps

 2,000,000 USD             03/20/07      Agreement with J.P. Morgan Chase & Co.
                                         dated 3/15/04 to receive 0.22% per year                  $   (858)
                                         times the notional amount. The Master
                                         Portfolio makes payment only upon a
                                         default event of Deere & Co.

 4,000,000 USD             06/20/08      Agreement with J.P. Morgan Chase & Co.
                                         dated 4/05/04 to receive 0.20% per year                     4,438
                                         times the notional amount. The Master
                                         Portfolio makes payment only upon a
                                         default event of Anheuser-Busch
                                         Companies, Inc.

 8,000,000 USD             03/20/09      Agreement with J.P. Morgan Chase & Co.
                                         dated 5/14/04 to pay 3.5% per year                        334,657
                                         times the notional amount. The Master
                                         Portfolio receives payment only upon a
                                         default event of Dow Jones Co., Inc.

 5,500,000 USD             03/20/05      Agreement with Lehman Brothers, Inc.
                                         dated 3/15/04 to receive 0.30% per year                    (1,199)
                                         times the notional amount. The Master
                                         Portfolio makes payment only upon a
                                         default event of Cendant Corp.,
                                         7.375% due 1/15/13.

 5,000,000 USD             03/20/06      Agreement with Lehman Brothers, Inc.
                                         dated 3/15/04 to receive 0.32% per year                    (3,579)
                                         times the notional amount. The Master
                                         Portfolio makes payment only upon a
                                         default event of Dow Chemical Co.,
                                         6.00% due 10/01/12.

 5,000,000 USD             03/20/07      Agreement with Lehman Brothers, Inc.
                                         dated 3/15/04 to receive 0.36% per year                     3,887
                                         times the notional amount. The Master
                                         Portfolio makes payment only upon a
                                         default event of Verizon Global Funding
                                         Corp., 6.125% due 6/15/07.

 6,000,000 USD             03/20/07      Agreement with Lehman Brothers, Inc.
                                         dated 3/15/04 to receive 0.8% per year                     14,909
                                         times the notional amount. The Master
                                         Portfolio makes payment only upon a
                                         default event of Sprint Capital Corp.,
                                         6.875% due 8/15/06.

14,000,000 USD             09/20/09      Agreement with Lehman Brothers, Inc.
                                         dated 5/18/04 to pay 0.60% per year                        12,937
                                         times the notional amount. The Master
                                         Portfolio receives payment only upon a
                                         default event of Dow Jones, Credit
                                         Default Exchange, North America
                                         Investment Grade.
                                                                                                  --------
                                                                                                  $365,192
                                                                                                  ========
   Swaptions

18,200,000 USD             06/23/09      Agreement with J.P. Morgan Chase & Co.
                                         dated 6/23/04. Option to enter into a                    $825,769
                                         ten year interest rate swap, receiving                   ========
                                         the notional amount multiplied by the
                                         three month LIBOR rate, and paying a
                                         fixed rate of 6.4625%.
-------------------------------------------------------------------------------------------------------------------------

                           MASTER INVESTMENT PORTFOLIO

                                   (Unaudited)

Short sales

The CoreAlpha Bond Master Portfolio may make short sales of securities as part of its overall portfolio management strategies or to offset potential declines in long positions in similar securities. A short sale involves the sale of securities, with the ultimate obligation to deliver these securities. To make delivery to the buyer of the securities, the seller purchases or borrows the securities to offset the short obligation. When making a short sale, the Master Portfolio must segregate liquid assets or otherwise cover its position. Short sales expose the Master Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the securities sold short at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Master Portfolio. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged. As of June 30, 2004, the Master Portfolio did not hold any short positions of securities.

2. Agreements and other transactions with affiliates

Pursuant to an Investment Advisory Contract with each Master Portfolio, BGFA provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.05% and 0.08% of the average daily net assets of the S&P 500 Index and Russell 2000 Index Master Portfolios, respectively, 0.15% of the first $1 billion, and 0.10% thereafter of the average daily net assets of the International Index Master Portfolio, 0.35% of the average daily net assets of each of the LifePath Master Portfolios, and 0.25% of the average daily net assets of each of the Active Stock and CoreAlpha Bond Master Portfolios as compensation for investment advisory services.

BGFA has agreed to waive investment advisory fees charged to the LifePath Master Portfolios in an amount equal to investment advisory fees and administration fees, if any, charged to the Underlying Funds. For the six months ended June 30, 2004, BGFA waived investment advisory fees as follows:

-----------------------------------------------------
Master Portfolio      Waived Investment Advisory Fees
----------------      -------------------------------
LifePath Retirement               $146,340
LifePath 2010                      353,558
LifePath 2020                      682,721
LifePath 2030                      355,995
LifePath 2040                      215,208
-----------------------------------------------------

MIP has entered into an administrative services arrangement with Barclays Global Investors, N.A. ("BGI") who has agreed to provide general administrative services, such as managing and coordinating third-party service relationships, to the Master Portfolios. BGI is entitled to receive a fee at an annual rate of 0.02% of the average daily net assets of the Russell 2000 Index Master Portfolio, and 0.10% of the first $1 billion, and 0.07% thereafter, of the average daily net assets of the International Index Master Portfolio. BGI is not entitled to compensation for providing administration services to the S&P 500 Index and LifePath Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to a corresponding feeder fund that invests substantially all of its assets in these Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from these Master Portfolios. BGI is entitled to receive a monthly fee for administration services from each of the Active Stock and CoreAlpha Master Portfolios at an annual rate of 0.10% of their respective average daily net assets. BGI may delegate certain of its administration duties to sub-administrators.

Investors Bank & Trust Company ("IBT") serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from BGI for its services as sub-administrator of the Master Portfolios.

                           MASTER INVESTMENT PORTFOLIO

                                   (Unaudited)

BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios' investment adviser. As securities lending agent, BGI receives as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended June 30, 2004, BGI earned securities lending agent fees as follows:

---------------------------------------------------
Master Portfolio      Securities lending agent fees
----------------      -----------------------------
S&P 500 Index                    $107,236
Russell 2000 Index                50,148
International Index               35,220
LifePath Retirement               11,911
LifePath 2010                     22,357
LifePath 2020                     36,724
LifePath 2030                     11,489
LifePath 2040                      5,229
Active Stock                      13,517
CoreAlpha Bond                    76,984
---------------------------------------------------

SEI Investments Distribution Company ("SEI") is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. For the six months ended June 30, 2004, BGIS did not receive any brokerage commissions from the Master Portfolios.

Pursuant to Rule 17a-7 of the 1940 Act, certain Master Portfolios executed cross trades for the six months ended June 30, 2004. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first quarter of the fiscal year and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the second quarter of the fiscal year.

As a result of using an index approach to investing, the International Index Master Portfolio held shares of Barclays PLC. Barclays PLC is an affiliate of BGFA, the Master Portfolios' investment adviser.

The Master Portfolios may invest in the shares of Exchange-Traded Funds ("ETFs"), including shares of ETFs that are affiliated with MIP's investment adviser, to obtain exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Master Portfolios.

Pursuant to an exemptive order issued by the SEC, each Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") and Prime Money Market Fund ("PMMF") of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/ feeder fund structure that invest substantially all of their assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolios' investment adviser. The IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Master Portfolios' Statements of Operations.

                           MASTER INVESTMENT PORTFOLIO

                                   (Unaudited)

Transactions in shares of issuers affiliated with BGFA, other than the Active Stock and CoreAlpha Bond Master Portfolios, for the six months ended June 30, 2004, including dividends, interest income, and net realized capital gains (losses) were as follows:

--------------------------------------------------------------------------------

                                  Number of shares held     Gross        Gross
        Master Portfolio           beginning of period    additions   reductions
       and Name of Issuer                (in 000s)        (in 000s)    (in 000s)
-------------------------------   ---------------------   ---------   ----------
         S&P 500 Index
IMMF                                      42,866          5,901,950    5,895,787

       Russell 2000 Index
iShares Russell 2000 Index Fund               54                 --           --
IMMF                                       6,585            393,847      396,829

      International Index
Barclays PLC                                 132                 17           79
iShares MSCI EAFE Index Fund                  19                 13           19
IMMF                                       1,146             85,344       85,980

      LifePath Retirement
iShares MSCI EAFE Index Fund                  --                105            5
iShares S&P MidCap 400 Index
   Fund                                       --                 33            2
iShares Russell 2000 Index Fund               --                 31            1
iShares Lehman Aggregate
   Bond Fund                                  --                 99           99
iShares S&P 500 Index Fund                    --                 23           23
IMMF                                       3,457            138,885      141,241

         LifePath 2010
iShares MSCI EAFE Index Fund                  --                330           --
iShares S&P MidCap 400 Index
   Fund                                       --                 90           --
iShares Russell 2000 Index Fund               --                 91           --
iShares Lehman Aggregate
   Bond Fund                                  --                302          302
iShares S&P 500 Index Fund                    --                148          148
IMMF                                       2,988            324,467      323,134

         LifePath 2020
iShares MSCI EAFE Index Fund                  --                846           --
iShares S&P MidCap 400
   Index Fund                                 --                192           --
iShares Russell 2000 Index Fund               --                184           --
iShares Lehman Aggregate
   Bond Fund                                  --                373          373
iShares S&P 500 Index Fund                    --                429          429
IMMF                                       8,111            706,492      708,861

                                  Number of shares held                     Dividend
        Master Portfolio              end of period          Value at     and Interest   Net realized
       and Name of Issuer               (in 000s)         end of period      income       gain (loss)
-------------------------------   ---------------------   -------------   ------------   ------------
         S&P 500 Index
IMMF                                      49,029           $ 49,029,364     $461,215      $      --

       Russell 2000 Index
iShares Russell 2000 Index Fund               54              6,313,645           --         27,481
IMMF                                       3,603              3,603,375       37,293             --

      International Index
Barclays PLC                                  70                602,118           --         30,047
iShares MSCI EAFE Index Fund                  13              1,800,656           --             --
IMMF                                         510                509,711        5,436             --

      LifePath Retirement
iShares MSCI EAFE Index Fund                 100             14,277,263           --         15,926
iShares S&P MidCap 400 Index
   Fund                                       31              3,770,938       13,939          4,704
iShares Russell 2000 Index Fund               30              3,492,622       13,273          4,588
iShares Lehman Aggregate
   Bond Fund                                  --                     --        8,386        (57,548)
iShares S&P 500 Index Fund                    --                     --        3,161        (13,934)
IMMF                                       1,101              1,100,737        8,784             --

         LifePath 2010
iShares MSCI EAFE Index Fund                 330             47,164,832           --             --
iShares S&P MidCap 400 Index
   Fund                                       90             10,994,343       39,947             --
iShares Russell 2000 Index Fund               91             10,700,395       38,232             --
iShares Lehman Aggregate
   Bond Fund                                  --                     --       37,597       (192,646)
iShares S&P 500 Index Fund                    --                     --       10,957         67,011
IMMF                                       4,321              4,320,848       21,527             --

         LifePath 2020
iShares MSCI EAFE Index Fund                 846            120,950,258           --             --
iShares S&P MidCap 400
   Index Fund                                192             23,391,219       85,105             --
iShares Russell 2000 Index Fund              184             21,747,799       81,456             --
iShares Lehman Aggregate
   Bond Fund                                  --                     --       38,302       (238,218)
iShares S&P 500 Index Fund                    --                     --       36,469       (105,434)
IMMF                                       5,742              5,741,988       46,468             --

--------------------------------------------------------------------------------

                           MASTER INVESTMENT PORTFOLIO

                                   (Unaudited)

--------------------------------------------------------------------------------

                                  Number of shares Held     Gross        Gross
        Master Portfolio           Beginning of period    additions   reductions
       and Name of Issuer                (in 000s)        (in 000s)    (in 000s)
-------------------------------   ---------------------   ---------   ----------
         LifePath 2030
iShares MSCI EAFE Index Fund                  --                539           --
iShares S&P MidCap 400 Index
   Fund                                       --                112           --
iShares Russell 2000 Index Fund               --                107           --
iShares Lehman Aggregate Bond
   Fund                                       --                149          149
iShares S&P 500 Index Fund                    --                433          433
IMMF                                       2,490            412,689      410,980

         LifePath 2040
iShares MSCI EAFE Index Fund                  --                348           --
iShares S&P MidCap 400 Index
   Fund                                       --                 81           --
iShares Russell 2000 Index Fund               --                 79           --
iShares Russell 3000 Index Fund               --                 17           17
iShares Lehman Aggregate Bond
   Fund                                       --                 35           35
iShares S&P 500 Index Fund                    --                226          226
IMMF                                       2,560            211,179      212,024

          Active Stock
IMMF                                          --             65,265       60,313

         CoreAlpha Bond
IMMF                                          --          1,270,303    1,165,193

                                  Number of shares held
        Master Portfolio              end of period          Value at     Dividend   Net realized
       and Name of Issuer               (in 000s)         end of period    income     gain (loss)
-------------------------------   ---------------------   -------------   --------   ------------
         LifePath 2030
iShares MSCI EAFE Index Fund                 539            77,009,647          --           --
iShares S&P MidCap 400 Index
   Fund                                      112            13,626,253      48,044           --
iShares Russell 2000 Index Fund              107            12,610,535      46,069           --
iShares Lehman Aggregate Bond
   Fund                                       --                    --       9,409     (102,913)
iShares S&P 500 Index Fund                    --                    --      30,477      433,456
IMMF                                       4,199             4,198,937      27,789           --

         LifePath 2040
iShares MSCI EAFE Index Fund                 348            49,715,380          --           --
iShares S&P MidCap 400 Index
   Fund                                       81             9,861,395      35,087           --
iShares Russell 2000 Index Fund               79             9,265,873      33,956           --
iShares Russell 3000 Index Fund               --                    --          --      (47,476)
iShares Lehman Aggregate Bond
   Fund                                       --                    --       3,182      (30,482)
iShares S&P 500 Index Fund                    --                    --      22,845     (181,136)
IMMF                                       1,715             1,714,645      15,379           --

          Active Stock
IMMF                                       4,952             4,951,709      14,986           --

         CoreAlpha Bond
IMMF                                     105,110           105,110,080     454,336           --

--------------------------------------------------------------------------------

Due to the nature of the structure of the joint account used for the investment of the collateral for securities lending, the transactions reported for the IMMF do not include activity related to the Master Portfolios' holding of this issuer for securities lending purposes. In addition to the transactions disclosed above, the Master Portfolios also invested in the PMMF for purposes of investing collateral from securities lending.

Certain officers and trustees of MIP are also officers or employees of BGI. As of June 30, 2004, these officers or employees of BGI collectively owned less than 1% of Master Portfolios' outstanding beneficial interests.

                           MASTER INVESTMENT PORTFOLIO

                                   (Unaudited)

3. Investment portfolio transactions

Investment transactions (excluding short-term investments) for the Master Portfolios for the six months ended June 30, 2004, were as follows:

--------------------------------------------------------------------------------

                      U.S. Government Obligations          Other Securities
                      ---------------------------   -----------------------------
Master Portfolio        Purchases        Sales        Purchases         Sales
-------------------   ------------   ------------   ------------   --------------
S&P 500 Index         $         --   $         --   $198,065,356   $1,709,047,693
Russell 2000 Index              --             --     63,585,598       30,359,404
International Index             --             --     23,990,228       94,196,134
LifePath Retirement     31,128,180     97,038,554     43,817,412       58,010,633
LifePath 2010           58,227,419    178,727,697    103,994,281      197,134,075
LifePath 2020           53,046,571    214,586,818    336,259,855      477,119,378
LifePath 2030           16,951,804     64,657,618    219,184,168      292,125,255
LifePath 2040            3,515,054     20,186,164    117,147,112      194,147,867
Active Stock                    --             --    977,267,476      149,216,934
CoreAlpha Bond         557,041,987    306,912,814    303,588,108       55,645,077

--------------------------------------------------------------------------------

For the six months ended June 30, 2004, the S&P 500 Index and International Index Master Portfolios paid in-kind redemption proceeds of portfolio securities in the amount of $1,690,310,761 and $50,093,553, respectively. In-kind redemptions are transactions in which an interestholder in the Master Portfolio redeems interests in the Master Portfolio and the Master Portfolio pays the proceeds of that redemption in the form of portfolio securities, rather than cash. Because capital gains or losses resulting from in-kind redemptions are not taxable to the Master Portfolio, and are not allocated to the other interestholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Master Portfolio's tax year. The in-kind gains or losses for the six months ended June 30, 2004 are disclosed in the Master Portfolios' Statements of Operations.

                           MASTER INVESTMENT PORTFOLIO

                                   (Unaudited)

At June 30, 2004, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes for the Master Portfolios were as follows:

-------------------------------------------------------------------------------------------------
                                        Unrealized      Unrealized           Net unrealized
Master Portfolio         Tax cost      appreciation    depreciation   appreciation (depreciation)
----------------      --------------   ------------   -------------   ---------------------------
S&P 500 Index         $2,701,898,199    $53,626,152   $(369,027,270)         $(315,401,118)
Russell 2000 Index       223,831,298     32,374,386      (9,163,437)            23,210,949
International Index      104,813,904      3,954,146      (6,398,668)            (2,444,522)
LifePath Retirement       21,706,266        935,294              --                935,294
LifePath 2010             70,233,573      2,946,845              --              2,946,845
LifePath 2020            164,474,665      7,356,599              --              7,356,599
LifePath 2030            103,017,706      4,427,668              --              4,427,668
LifePath 2040             67,666,408      2,890,884              --              2,890,884
Active Stock             872,911,755     35,405,166     (17,797,671)            17,607,495
CoreAlpha Bond           896,160,618      2,373,738     (12,920,671)           (10,546,933)
-------------------------------------------------------------------------------------------------

4. Portfolio securities loaned

Each Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of June 30, 2004, certain of the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Master Portfolio, based on each Master Portfolio's portion of the total cash collateral received. The market value of the securities on loan at June 30, 2004 and the value of the related collateral are disclosed in the Master Portfolios' Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Master Portfolios' Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

                           MASTER INVESTMENT PORTFOLIO

                                   (Unaudited)

5. Financial highlights

Financial highlights for each of the Master Portfolio's were as follows:

--------------------------------------------------------------------------------

                                              Six months ended    Year ended     Year ended     Year ended
                                                  June 30,       December 31,   December 31,   December 31,
Master Portfolio                                    2004             2003           2002           2001
----------------                              ----------------   ------------   ------------   ------------
   S&P 500 Index
Ratio of expenses to average net assets (4)       0.05%             0.05%          0.05%           0.05%
Ratio of net investment income to average
   net assets (4)                                 1.58%             1.74%          1.57%           1.31%
Portfolio turnover rate                              6%(9)             8%(8)         12%              9%
Total return                                      3.42%(5)         28.52%        (22.05)%        (11.96)%

   Russell 2000 Index
Ratio of expenses to average net assets (4)       0.10%             0.10%          0.10%           0.10%
Ratio of net investment income to average
   net assets (4)                                 1.09%             1.26%          1.38%           1.45%
Portfolio turnover rate                             18%               48%(8)         28%             46%
Total return                                      6.66%(5)         46.53%        (20.32)%          2.30%

   International Index
Ratio of expenses to average net assets (4)       0.25%             0.25%          0.25%           0.25%
Ratio of net investment income to average
   net assets (4)                                 2.51%             2.21%          1.92%           1.50%
Portfolio turnover rate                             23%(9)            18%(8)         20%              7%
Total return                                      5.45%(5)         38.67%        (16.36)%(7)     (21.35)%

                                               Year ended     Period ended    Year ended
                                              December 31,    December 31,   February 28,
Master Portfolio                                  2000            1999           1999
----------------                              ------------    ------------   ------------
   S&P 500 Index
Ratio of expenses to average net assets (4)     0.05%          0.05%(1)          0.05%
Ratio of net investment income to average
   net assets (4)                               1.22%          1.44%(1)          1.61%
Portfolio turnover rate                           10%             7%(1)            11%
Total return                                   (9.19)%        19.82%(1)(5)      19.65%

   Russell 2000 Index
Ratio of expenses to average net assets (4)     0.09%(2)         --                --
Ratio of net investment income to average
   net assets (4)                               3.30%(2)         --                --
Portfolio turnover rate                            0%(2)(6)      --                --
Total return                                   (4.40)%(2)(5)     --                --

   International Index
Ratio of expenses to average net assets (4)     0.25%          0.25%(3)            --
Ratio of net investment income to average
   net assets (4)                               1.47%          0.82%(3)            --
Portfolio turnover rate                           45%            39%(3)            --
Total return                                  (14.85)%        20.50%(3)(5)         --

(1) For the ten months ended December 31, 1999. The S&P 500 Index Master Portfolio changed its fiscal year-end from February 28 to December 31.
(2) Period from December 19, 2000 (commencement of operations) to December 31, 2000.
(3)  Period from October 1, 1999 (commencement of operations) to December 31,
     1999.
(4)  Annualized for periods of less than one year.
(5)  Not annualized.
(6)  Rounds to less than 1%.
(7) The voluntary reimbursement made by the investment adviser to compensate the Master Portfolio for a loss incurred in executing investment transactions had no material impact on the total return for the year.
(8) Portfolio turnover rates include in-kind transactions. Excluding in-kind transactions, the portfolio turnover rates for the S&P 500 Index, Russell 2000 Index and International Index Master Portfolios were 4%, 22% and 9% respectively.
(9) Portfolio turnover rates include in-kind transactions. Excluding in-kind transactions, the portfolio turnover rates for the S&P 500 Index and International Index Master Portfolios were 1% and 23%, respectively.

--------------------------------------------------------------------------------

                           MASTER INVESTMENT PORTFOLIO

                                   (Unaudited)

--------------------------------------------------------------------------------

                                                Six months ended    Year ended    Period ended    Year ended
                                                    June 30,       December 31,   December 31,   February 28,
Master Portfolio                                      2004             2003          2002(1)         2002
----------------                                ----------------   ------------   ------------   ------------
   LifePath Retirement
Ratio of expenses to average net assets(2)(7)       0.32%              0.35%        0.35%           0.46%
Ratio of expenses to average net assets prior
   to waived fees (2)(8)                            0.53%              0.35%        0.35%           0.46%
Ratio of net investment income to average net
   assets (2)(7)                                    1.99%              2.27%        2.98%           3.73%(4)
Ratio of net investment income to average net
   assets prior to waived fees (2)(8)               1.78%              2.27%        2.98%           3.73%(4)
Portfolio turnover rate                              114%(6)             29%          56%            116%(5)
Total return                                        0.94%(3)          12.45%       (1.36)%(3)       2.68%
   LifePath 2010
Ratio of expenses to average net assets(2)(7)       0.32%              0.35%        0.35%           0.46%
Ratio of expenses to average net assets prior
   to waived fees (2)(8)                            0.53%              0.35%        0.35%           0.46%
Ratio of net investment income to average net
   assets (2)(7)                                    1.80%              2.12%        2.49%           3.11%(4)
Ratio of net investment income to average net
   assets prior to waived fees (2)(8)               1.59%              2.12%        2.49%           3.11%(4)
Portfolio turnover rate                              114%(6)             23%          72%             86%(5)
Total return                                        1.37%(3)          16.16%       (6.43)%(3)      (0.70)%

                                                 Year ended     Year ended     Year ended
                                                February 28,   February 29,   February 28,
Master Portfolio                                    2001           2000           1999
----------------                                ------------   ------------   ------------
   LifePath Retirement
Ratio of expenses to average net assets(2)(7)       0.55%          0.55%          0.55%
Ratio of expenses to average net assets prior
   to waived fees (2)(8)                            0.55%          0.55%          0.55%
Ratio of net investment income to average net
   assets (2)(7)                                    4.40%          4.03%          3.95%
Ratio of net investment income to average net
   assets prior to waived fees (2)(8)               4.40%          4.03%          3.95%
Portfolio turnover rate                               58%            55%            66%
Total return                                        6.56%          5.22%          7.10%
   LifePath 2010
Ratio of expenses to average net assets(2)(7)       0.55%          0.55%          0.55%
Ratio of expenses to average net assets prior
   to waived fees (2)(8)                            0.55%          0.55%          0.55%
Ratio of net investment income to average net
   assets (2)(7)                                    3.49%          3.20%          3.12%
Ratio of net investment income to average net
   assets prior to waived fees (2)(8)               3.49%          3.20%          3.12%
Portfolio turnover rate                               54%            49%            38%
Total return                                        2.13%          8.32%         10.59%

(1) For the ten months ended December 31, 2002. The Master Portfolios changed their fiscal year-end from February 28 to December 31.
(2)  Annualized for periods of less than one year.
(3)  Not annualized.
(4) Effective March 1, 2001, the Master Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratio of net investment income to average net assets for the Master Portfolios for the year ended February 28, 2002. Ratios for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
(5) Portfolio turnover rates include in-kind transactions. Excluding in-kind transactions, the portfolio turnover rates for the LifePath Retirement and LifePath 2010 were 52% and 48%, respectively.
(6) Portfolio turnover rates for the six months ended June 30, 2004 reflect the restructure of the LifePath Master Portfolios to funds-of-funds.
(7) Ratio includes the Master Portfolio's pro rata portion of the expenses of the underlying Master Portfolios and reflects BGFA's voluntary waiver of investment advisory fees charged to the Master Portfolio in an amount equal to investment advisory fees and administration fees, if any, charged to the Underlying Funds, including the underlying Master Portfolios.
(8) Ratio includes the Master Portfolio's pro rata portion of the expenses of the underlying Master Portfolios, but does not reflect BGFA's voluntary waiver of investment advisory fees charged to the Master Portfolio in an amount equal to investment advisory fees and administration fees, if any, charged to the Underlying Funds, including the underlying Master Portfolios.
--------------------------------------------------------------------------------

                           MASTER INVESTMENT PORTFOLIO

                                   (Unaudited)

--------------------------------------------------------------------------------

                                                                                 Period
                                            Six months ended    Year ended        ended       Year ended
                                                June 30,       December 31,   December 31,   February 28,
Master Portfolio                                  2004             2003          2002(1)         2002
----------------                            ----------------   ------------   ------------   ------------
   LifePath 2020
Ratio of expenses to average
   net assets (2)(7)                            0.31%              0.35%         0.35%          0.44%
Ratio of expenses to average
   net assets prior to waived fees (2)(8)       0.52%              0.35%         0.35%          0.44%
Ratio of net investment income
   to average net assets (2)(7)                 1.60%              2.04%         2.14%          2.23%(4)
Ratio of net investment income to average
   net assets prior to waived fees (2)(8)       1.39%              2.04%         2.14%          2.23%(4)
Portfolio turnover rate                          108%(6)             23%           67%            86%(5)
Total return                                    2.25%(3)          21.11%       (10.18)%(3)     (4.99)%
   LifePath 2030
Ratio of expenses to average net
   assets (2)(7)                                0.30%              0.35%         0.35%          0.46%
Ratio of expenses to average net
   assets prior to waived fees (2)(8)           0.51%              0.35%         0.35%          0.46%
Ratio of net investment income to
   average net assets (2)(7)                    1.45%              1.98%         1.81%          1.74%(4)
Ratio of net investment income to average
   net assets prior to waived fees (2)(8)       1.24%              1.98%         1.81%          1.74%(4)
Portfolio turnover rate                          109%(6)             32%           68%            53%(5)
Total return                                    2.99%(3)          24.36%       (13.05)%(3)     (7.82)%

                                             Year ended     Year ended     Year ended
                                            February 28,   February 29,   February 28,
Master Portfolio                                2001           2000           1999
----------------                            ------------   ------------   ------------
   LifePath 2020
Ratio of expenses to average
   net assets (2)(7)                            0.55%          0.55%          0.55%
Ratio of expenses to average
   net assets prior to waived fees (2)(8)       0.55%          0.55%          0.55%
Ratio of net investment income
   to average net assets (2)(7)                 2.38%          2.27%          2.30%
Ratio of net investment income to average
   net assets prior to waived fees (2)(8)       2.38%          2.27%          2.30%
Portfolio turnover rate                           39%            43%            36%
Total return                                   (3.14)%        11.24%         12.82%
   LifePath 2030
Ratio of expenses to average net
   assets (2)(7)                                0.55%          0.55%          0.55%
Ratio of expenses to average net
   assets prior to waived fees (2)(8)           0.55%          0.55%          0.55%
Ratio of net investment income to
   average net assets (2)(7)                    1.72%          1.72%          1.74%
Ratio of net investment income to average
   net assets prior to waived fees (2)(8)       1.72%          1.72%          1.74%
Portfolio turnover rate                           27%            26%            19%
Total return                                   (5.59)%        13.44%         13.95%

(1) For the ten months ended December 31, 2002. The Master Portfolios changed their fiscal year-end from February 28 to December 31.
(2)  Annualized for periods of less than one year.
(3)  Not annualized.
(4) Effective March 1, 2001, the Master Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratio of net investment income to average net assets for the Master Portfolios for the year ended February 28, 2002. Ratios for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
(5) Portfolio turnover rates include in-kind transactions. Excluding in-kind transactions, the portfolio turnover rate for the LifePath 2020 and LifePath 2030 Master Portfolios were 35% and 25%, respectively.
(6) Portfolio turnover rate for the six months ended June 30, 2004 reflects the restructure of the LifePath Master Portfolios to funds-of-funds.
(7) Ratio includes the Master Portfolio's pro rata portion of the expenses of the underlying Master Portfolios and reflects BGFA's voluntary waiver of investment advisory fees charged to the Master Portfolio in an amount equal to investment advisory fees and administration fees, if any, charged to the Underlying Funds, including the underlying Master Portfolios.
(8) Ratio includes the Master Portfolio's pro rata portion of the expenses of the underlying Master Portfolios, but does not reflect BGFA's voluntary waiver of investment advisory fees charged to the Master Portfolio in an amount equal to investment advisory fees and administration fees, if any, charged to the Underlying Funds, including the underlying Master Portfolios.

--------------------------------------------------------------------------------

                           MASTER INVESTMENT PORTFOLIO

                                   (Unaudited)

--------------------------------------------------------------------------------

                                                                                 Period
                                            Six months ended    Year ended        ended       Year ended
                                                June 30,       December 31,   December 31,   February 28,
Master Portfolio                                  2004             2003          2002(1)         2002
----------------                            ----------------   ------------   ------------   ------------
   LifePath 2040
Ratio of expenses to average
   net assets (2)(7)                            0.30%              0.35%         0.35%          0.49%
Ratio of expenses to average
   net assets prior to waived fee (2)(8)        0.51%              0.35%         0.35%          0.49%
Ratio of net investment income
   to average net assets (2)(7)                 1.31%              1.86%         1.57%          1.13%(4)
Ratio of net investment income to average
   net assets prior to waived fee (2)(8)        1.10%              1.86%         1.57%          1.13%(4)
Portfolio turnover rate                          105%(6)             29%           62%            15%(5)
Total return                                    3.21%(3)          28.14%       (15.63)%(3)    (10.48)%
   Active Stock
Ratio of expenses to average
   net assets (2)                               0.35%                --            --             --
Ratio of net investment income
   to average net assets (2)                    1.14%                --            --             --
Portfolio turnover rate                           19%                --            --             --
Total return                                    3.00%(3)             --            --             --
   CoreAlpha Bond
Ratio of expenses to average
   net assets (2)                               0.35%                --            --             --
Ratio of net investment income
   to average net assets (2)                    2.53%                --            --             --
Portfolio turnover rate                           69%                --            --             --
Total return                                   (2.60)%(3)            --            --             --

                                             Year ended     Year ended     Year ended
                                            February 28,   February 29,   February 28,
Master Portfolio                                2001           2000           1999
----------------                            ------------   ------------   ------------
   LifePath 2040
Ratio of expenses to average
   net assets (2)(7)                            0.55%          0.55%          0.55%
Ratio of expenses to average
   net assets prior to waived fee (2)(8)        0.55%          0.55%          0.55%
Ratio of net investment income
   to average net assets (2)(7)                 0.90%          0.99%          1.11%
Ratio of net investment income to average
   net assets prior to waived fee (2)(8)        0.90%          0.99%          1.11%
Portfolio turnover rate                           20%            29%            19%
Total return                                  (10.41)%        16.41%         15.75%
   Active Stock
Ratio of expenses to average
   net assets (2)                                 --             --             --
Ratio of net investment income
   to average net assets (2)                      --             --             --
Portfolio turnover rate                           --             --             --
Total return                                      --             --             --
   CoreAlpha Bond
Ratio of expenses to average
   net assets (2)                                 --             --             --
Ratio of net investment income
   to average net assets (2)                      --             --             --
Portfolio turnover rate                           --             --             --
Total return                                      --             --             --

(1) For the ten months ended December 31, 2002. The Master Portfolios changed their fiscal year-end from February 28 to December 31.
(2)  Annualized for periods of less than one year.
(3)  Not annualized.
(4) Effective March 1, 2001, the Master Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratio of net investment income to average net assets for the Master Portfolios for the year ended February 28, 2002. Ratios for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
(5) Portfolio turnover rate includes in-kind transactions. Excluding in-kind transactions, the portfolio turnover rate for the LifePath 2040 Master Portfolio was 15%.
(6) Portfolio turnover rate for the six months ended June 30, 2004 reflects the restructure of the LifePath Master Portfolios to funds-of-funds.
(7) Ratio includes the Master Portfolio's pro rata portion of the expenses of the underlying Master Portfolios and reflects BGFA's voluntary waiver of investment advisory fees charged to the Master Portfolio in an amount equal to investment advisory fees and administration fees, if any, charged to the Underlying Funds, including the underlying Master Portfolios.
(8) Ratio includes the Master Portfolio's pro rata portion of the expenses of the underlying Master Portfolios, but does not reflect BGFA's voluntary waiver of investment advisory fees charged to the Master Portfolio in an amount equal to investment advisory fees and administration fees, if any, charged to the Underlying Funds, including the underlying Master Portfolios.

--------------------------------------------------------------------------------

                                                              ------------------
State Farm Mutual Funds(R)                                    Presorted Standard
Three State Farm Plaza, N-1                                      U.S. Postage
Bloomington, IL 61791-0001                                           PAID
                                                                   Chicago, IL
FORWARDING SERVICE REQUESTED                                    PERMIT NO. 6065
                                                              ------------------

                                  --------------------------
[LOGO] Mutual Funds(R)              NOT
                                    EDIC  . May lose Value
                                  INSURED . No bank gurantee
                                  --------------------------

State Farm VP Management Corp.    There is no assurance that the funds will
(Underwriter and Distributor      achieve their investment objectives.
of Securities Products)           Investment return and principal value will
One State Farm Plaza              fluctuate and Funds shares, when redeemed, may
Bloomington, Illinois 61710-001   be worth more or less than their original
1-800-447-4930                    cost. State Farm Mutual Funds are not
                                  insurance products.
_________________

_12063_5113__

                                           8-2004
                                Printed in U.S.A.

Pursuant to Securities and Exchange Commission Staff guidance contained in Letter to Chief Financial Officers from Lawrence A. Friend, dated November 7, 1997, "Investment Co. Accounting Guidance," the foregoing State Farm Mutual Fund Trust semi-annual report included as Item 1 on this Form N-CSR, includes the financial statements and notes to financial statements of ten series of Master Investment Portfolio (MIP). MIP is unaffiliated with Registrant and Registrant has no control over the preparation or content of the information included in the MIP financial statements and notes to financial statements.

ITEM 2. CODE OF ETHICS.

     Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

     The information required by this Item 6 is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

     Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

     Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer evaluated the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the "Evaluation Date"), and based on their evaluation as of the Evaluation Date, concluded that the registrant's disclosure controls and procedures were operating in an effective manner.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) during the registrant's last fiscal half-year that materially affected, or were reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002: Attached hereto as EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                          State Farm Mutual Fund Trust


By              /s/ Edward B. Rust, Jr.
    ----------------------------------------------
                  Edward B. Rust, Jr.
                       President

Date 11/24/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By              /s/ Edward B. Rust, Jr.
    ----------------------------------------------
                  Edward B. Rust, Jr.
                       President

Date 11/24/2004


By              /s/ Michael L. Tipsord
    ----------------------------------------------
                  Michael L. Tipsord
          Senior Vice President and Treasurer

Date 11/24/2004